As filed with Securities and Exchange Commission on April 29, 2020.
File Nos. 333-185807
811-09003

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 8	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 8	[X]
(Check Appropriate Box or Boxes)

Variable Annuity Account Seven
(Exact Name of Registrant)
AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)
2727-A Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 871-2000
American Home Assurance Company
(Name of Guarantor)
175 Water Street, New York, NY 10038
(Address of Guarantor’s Principal Executive Offices) (Zip Code)
Guarantor’s Telephone Number, including Area Code: (212) 770-7000
Manda Ghaferi, Esq.
American General Life Insurance Company
21650 Oxnard Street Suite 750, Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on April 30, 2020 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: (i) Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

Variable Annuity Account Seven
Cross Reference Sheet
Part A — Prospectus
Item Number in Form N-4		Caption
1.	Cover Page	Cover Page
2.	Definitions	Glossary
3.	Synopsis	Highlights; Fee Table; Maximum and Minimum Expense Examples; The Polaris II A-Class Platinum Series/Polaris II A-Class Variable Annuity; Purchasing a Polaris II A-Class Platinum Series/Polaris II A-Class Variable Annuity
4.	Condensed Financial Information	Appendix - Condensed Financial Information
5.	General Description of Registrant, Depositor and Portfolio Companies	Other Information; Investment Options
6.	Deductions	Fee Table; Expenses
7.	General Description of Variable Annuity Contracts	The Polaris II A-Class Platinum Series/Polaris II A-Class Variable Annuity; Purchasing a Polaris II A-Class Platinum Series/Polaris II A-Class Variable Annuity; Investment Options
8.	Annuity Period	Annuity Income Options
9.	Death Benefit	Death Benefits
10.	Purchases and Contract Value	Purchasing a Polaris II A-Class Platinum Series/Polaris II A-Class Variable Annuity; Access to Your Money
11.	Redemptions	Access To Your Money
12.	Taxes	Taxes
13.	Legal Proceedings	Other Information
14.	Table of Contents of Statement of Additional Information	Contents of Statement of Additional Information

Part B — Statement of Additional Information
Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a “P” are made by reference to the captions in the Prospectus.
Item Number in Form N-4		Caption
15.	Cover Page	Cover Page
16.	Table of Contents	Table of Contents
17.	General Information and History	The Polaris II A-Class Platinum Series/Polaris II A-Class Variable Annuity (P); Separate Account and the Company; General Account (P); Investment Options (P); Other Information (P)
18.	Services	Other Information (P); Financial Statements
19.	Purchase of Securities Being Offered	Purchasing a Polaris II A-Class Platinum Series/Polaris II A-Class Variable Annuity (P)
20.	Underwriters	Distribution of Contracts; Other Information (P)
21.	Calculation of Performance Data	Performance Data
22.	Annuity Payments	Annuity Income Options (P); Annuity Income Payments; Annuity Unit Values
23.	Financial Statements	Other Information (P); Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Prospectus
April 30, 2020
Flexible Premium Deferred Variable Annuity Contract
issued by Depositor
American General Life Insurance Company
in connection with
VARIABLE ANNUITY ACCOUNT SEVEN
This variable annuity has several investment choices — Variable Portfolios (which are subaccounts of the Separate Account) and Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, Anchor Series Trust, Lord Abbett Series® Fund, Inc. and SunAmerica Series Trust.
This contract is no longer available for purchase by new contract Owners.
Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.
If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401k or 403b plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified plan itself. You should fully discuss this decision with your financial representative.
To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information (“SAI”) dated April 30, 2020. The SAI has been filed with the United States Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.
In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/annuities/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.
Variable Annuities involve risks, including possible loss of principal, and are not a deposit or obligation of, or guaranteed or endorsed by, any bank. They are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. These securities have not been approved or disapproved by the SEC, nor any state securities commission, nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
UNDERLYING FUNDS:	Managed by:
American Funds Asset Allocation	Capital Research and Management Company
American Funds Global Growth	Capital Research and Management Company
American Funds Growth	Capital Research and Management Company
American Funds Growth-Income	Capital Research and Management Company
Invesco V.I. American Franchise Fund	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Stock Portfolio	Lord, Abbett & Co. LLC
SA AB Growth Portfolio	AllianceBernstein L.P.
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC
SA DFA Ultra Short Bond Portfolio	Dimensional Fund Advisors LP
SA Dogs of Wall Street Portfolio	SunAmerica Asset Management, LLC
SA Federated Hermes Corporate Bond Portfolio[1]	Federated Investment Management Company
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC
SA Goldman Sachs Global Bond Portfolio	Goldman Sachs Asset Management International
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.

UNDERLYING FUNDS:	Managed by:
SA JPMorgan MFS Core Bond Portfolio	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company
SA MFS Massachusetts Investors Trust Portfolio	Massachusetts Financial Services Company
SA MFS Total Return Portfolio	Massachusetts Financial Services Company
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.
SA Oppenheimer Main Street Large Cap Portfolio	Invesco Advisers, Inc.[2]
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP
SA Wellington Government and Quality Bond Portfolio	Wellington Management Company LLP
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated
[1]	On April 30, 2020, SA Federated Corporate Bond Portfolio changed its name to SA Federated Hermes Corporate Bond Portfolio.
[2]	On May 24, 2019, the investment manager changed from OppenheimerFunds, Inc. to Invesco Advisers, Inc.
2

3

Glossary

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
Accumulation Phase - The period during which you invest money in your contract.
Accumulation Units - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
Annuitant - The person on whose life we base annuity income payments after you begin the Income Phase.
Annuity Date - The date you select on which annuity income payments begin.
Annuity Units - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.
Beneficiary - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other’s primary Beneficiary.
Company - Refers to American General Life Insurance Company (“AGL”). The term “we,” “us” and “our” are also used to identify the issuing Company.
Continuation Contribution - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.
Continuing Spouse - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
General Account - The Company’s account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.
Good Order - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.
Gross Purchase Payments - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
Income Phase - The period upon annuitization during which we make annuity income payments to you.
Insurable Interest - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.
Latest Annuity Date - For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first NYSE business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later.
Market Close - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.
Non-Qualified (contract) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account (“IRA”).
NYSE - New York Stock Exchange.
Owner - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term “you” or “your” are also used to identify the Owner.
Purchase Payments - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.
Purchase Payments Limit - $1,500,000.
Qualified (contract) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.
Trusts - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, Anchor Series Trust, Lord Abbett Series Fund, Inc., and SunAmerica Series Trust.
Underlying Funds - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.
Variable Portfolio(s) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

4

Highlights

The PolarisII A-Class Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.
Right to Examine: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Gross Purchase Payment if required by state law. Please see PURCHASING A POLARISII A-CLASS VARIABLE ANNUITY in the prospectus.
Expenses: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. Please see the FEE TABLE, PURCHASING A POLARISII A-CLASS VARIABLE ANNUITY and EXPENSES in the prospectus.
Access to Your Money: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59½. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.
Death Benefit: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.
Annuity Income Options: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see ANNUITY INCOME OPTIONS in the prospectus.
Inquiries: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.
All material state variations are described in Appendix E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

The Company offers several different variable annuity contracts to meet the diverse needs of our investors. Our contracts may provide different features, benefits, programs and investment options offered at different fees and expenses. When working with your financial representative to determine the best product to meet your needs, you should consider among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your retirement savings goals.
If you would like information regarding how money is shared among our business partners, including broker-dealers through which you may purchase a variable annuity and received from certain investment advisors of the Underlying Funds, please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.
5

Fee Table

The following information describes the fees and expenses that you will pay when buying, owning, and surrendering the contract. The Maximum Owner Transaction Expenses describe the fees and expenses that you will pay at the time that you buy or surrender the contract, or transfer contract value between investment options.
Maximum Owner Transaction Expenses
Maximum Sales Charge
(as a percentage of each Purchase Payment)[1]	5.75%
Transfer Fee
$25 per transfer after the first 15 transfers in any contract year.
Premium Tax[2]	3.5%

The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including Underlying Fund expenses which are outlined in the next section.
Contract Maintenance Fee	None
Separate Account Charges
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Mortality and Expense Risk Fees	0.70%
Distribution Expense Charge	0.15%
Optional EstatePlus Fee[3]	0.25%
Total Separate Account Annual Expenses	1.10%
Total Annual Portfolio Operating Expenses
(as of January 31, 2020)
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail concerning the Underlying Funds’ expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.
Total Annual Underlying Fund Expenses	Minimum[4]	Maximum[4]
(expenses that are deducted from Underlying Fund assets, including management fees, other expenses and 12b-1 fees, if applicable)	0.53%	1.32%

Footnotes to the Fee Table:
1  Your Gross Purchase Payment may qualify for a reduced sales charge. Please see EXPENSES section below.
Investment Amount (as defined in Sales Charge section)	Sales Charge as a Percentage of Gross Purchase Payment Invested
Less than $50,000	5.75%
$50,000 but less than $100,000	4.75%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%
$500,000 but less than $1,000,000	2.00%
$1,000,000 or more	0.50%
A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.
2  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and Appendix E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
3  EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%. This feature is not available on contracts issued in Washington. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.
4  The maximum and minimum expenses are for Underlying Funds of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. For the maximum expense, there is a contractual agreement with SunAmerica Series Trust under which it will waive 0.12% of its fee and the fee is 1.20% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.20%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.
6

Maximum and Minimum Expense Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.
Example Assumptions
The below expense examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. A maximum sales charge of 5.75% is used because of the $10,000 investment amount. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.
The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.
Maximum Expense Examples
(assuming maximum separate account annual expenses of 1.10% (including EstatePlus) and investment in an Underlying Fund with total expenses of 1.32%*)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$795	$1,275	$1,781	$3,164
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$795	$1,275	$1,781	$3,164
Minimum Expense Examples
(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.53%)
(1)	If you surrender your contract at the end of the applicable time:

1 year	3 years	5 years	10 years
$707	$987	$1,287	$2,137
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$707	$987	$1,287	$2,137

Explanation of Expense Examples
1.	A maximum sales charge of 5.75% is used in both the maximum and minimum examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge.
2.	If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please see ANNUITY INCOME OPTIONS below.
3.	* The 1 year Maximum Expense Example reflects the SunAmerica Series Trust 0.12% fee waiver.

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A – CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.
7

The PolarisII A-CLASS Variable Annuity

You should fully discuss all of the benefits and risks of this variable annuity with your financial representative prior to purchase.
This variable annuity was developed to help you plan for your retirement. It has two phases:
Accumulation Phase: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.
Income Phase: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.
This variable annuity provides insurance features and benefits, which may be valuable to you:
Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.
Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.
Tax Deferral*: You do not pay taxes on your earnings from the contract until you withdraw them.
*	If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.
The contract is called a “variable” annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:
Variable Portfolios: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.
Fixed Accounts: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.
For more information on available Variable Portfolio and Fixed Account investment options under this contract, please see INVESTMENT OPTIONS.

Purchasing a PolarisII A-CLASS
Variable Annuity

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.
Maximum Issue Age
We will not issue a contract to anyone age 86 or older on the contract issue date.
Note: In general, we will not issue a Qualified contract to anyone who is age 72 or older, unless it is shown that the minimum distribution required by the IRS is being made. Please see TAXES.
Joint Ownership
A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.
The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.
We will not issue a Qualified contract with joint owners, in accordance with tax law.
Spouse
Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners (“Domestic Partners”) qualify for treatment as, or are equal to spouses under state law.
Non-Spouse
In certain states, we may issue the contract to non-spousal joint owners. Non-spousal joint Owners and Domestic Partners should consult with their tax adviser and/or financial representative as, they may not be able to fully benefit from certain benefits and features of the contract such as spousal continuation of the death benefit.
Please see the Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a list of states that require that benefits and features be made to domestic or civil union partners.
Non-Natural Ownership
A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.
At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:
•	Estate planning,
•	Tax consequences, and
•	The propriety of this contract as an investment consistent with a non-natural Owner’s organizational documentation.
For more information on non-natural ownership, please see TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.
8

Assignment of the Contract/Change of Ownership
You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.
•	Your rights and those of any other person with rights under this contract will be subject to the assignment.
•	We are not responsible for the validity, tax or other legal consequences of any assignment.
•	An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.
We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.
Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax adviser before assigning the contract.
Termination of the Contract for Misstatement and/or Fraud
The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.
If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. Please see Appendix E — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for specific information.
Allocation of Purchase Payments
A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.
In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.
Minimum Initial and Subsequent Gross Purchase Payments
	Minimum Initial Gross Purchase Payment	Minimum Subsequent Gross Purchase Payment	Minimum Automatic Subsequent Gross Purchase Payment
Qualified(1)	$2,000	$250	$100
Non-Qualified(1)	$5,000	$500	$100
(1)	These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. For further explanation, please see TAXES.
Purchase Payment Restrictions
We reserve the right to refuse any Gross Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.
•	For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.
Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.
Submission of Gross Purchase Payments
Gross Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Annuity Service Center.
Regular Mail:
Gross Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:
American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330
Express Delivery:
Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:
American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750
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Electronic Transmission:
We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms.
Agent of Company:
We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. If a broker-dealer is deemed to be our agent, Gross Purchase Payments will be priced as of the time they are received by the broker-dealer.
You assume any risk in market fluctuations if you submit your Gross Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Gross Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.
Automatic Payment Plan:
Once you have contributed at least the minimum initial Gross Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Gross Purchase Payments , if you have not elected a Living Benefit feature.
Purchase Payment Pricing Date
We allocate your Gross Purchase Payment as of the date such Gross Purchase Payment is priced.
•	An initial Gross Purchase Payment is received by us in Good Order before Market Close, the Gross Purchase Payment will be priced within two NYSE business days after it is received.
If the Gross Purchase Payment is received in Good Order after Market Close, the Gross Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Gross Purchase Payment as of the date such Gross Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.
Allocation Instructions
Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Gross Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent
Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Gross Purchase Payment according to your allocation instructions on file. Please see INVESTMENT OPTIONS.
Accumulation Units
We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.
The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. Please see ALLOCATION OF PURCHASE PAYMENTS.
The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.
The factor is determined by:
1.	dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.	multiplying it by one minus all applicable daily asset based charges.
We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.
Example:
We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.
Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.
Right to Examine
You may cancel your contract within ten days after receiving it. We call this a “free look.” Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must
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mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.
If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested. Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look.
If your contract was issued either in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money in a money market portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.
Exchange Offers
From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.
Important Information for Military Servicemembers
If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.
•	Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers’ Group Life Insurance program (also referred to as “SGLI”).
More details may be obtained on-line at the following website: www.insurance.va.gov.
•	This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.
•	No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

Investment Options

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:
•	Variable Portfolios
•	Fixed Accounts
•	Dollar Cost Averaging Fixed Account
Variable Portfolios
The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. All Variable Portfolios may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.
Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:
Asset Allocation	Bond	Stock
From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio’s prior name.
Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.
During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.
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You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports.
We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Please consult your financial representative regarding which of these Variable Portfolios are appropriate for your risk tolerance.
You should read the prospectuses for the Trusts carefully for detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors.
Selection of Underlying Funds
The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor’s or subadvisor’s reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.
Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund’s service providers have affiliates that can provide marketing and distribution support for sales of the contract. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.
Trusts
We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.
Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The
Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.
Unaffiliated Trusts
We offer Underlying Funds of the following unaffiliated Trusts:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Shares
Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”).
American Funds Insurance Series® — Class 2 Shares
Capital Research and Management Company is the investment advisor to American Funds Insurance Series® (“AFIS”).
Lord Abbett Series Fund, Inc. — Class VC Shares
Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. (“LASF”).
Affiliated Trusts
We offer Underlying Funds of the following affiliated Trusts:
SAAMCO MANAGED TRUSTS
We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust (the “SAAMCo Managed Trusts”) at least in part because they are managed by SunAmerica Asset Management, LLC (“SAAMCo”), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.
Anchor Series Trust — Class 1 Shares
SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust (“AST”).
SunAmerica Series Trust – Class 1 Shares
SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust (“SAST”).
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You should read the prospectuses for the Trusts carefully. These prospectuses contain detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors. You may obtain a copy of these prospectuses for the Trusts by calling our Annuity Service Center at (800) 445-7862 or by visiting our website at aig.onlineprospectus.net/AIG/ProductDocuments. You may also obtain information about the Underlying Funds (including a copy of the Statement of Additional Information) by accessing the U.S. Securities and Exchange Commission’s website at www.sec.gov.
The following available Variable Portfolios are grouped by asset class and listed alphabetically.
ASSET ALLOCATION
Underlying Funds	Managed by:	Trust
American Funds Asset Allocation	Capital Research and Management Company	AFIS
SA JPMorgan Diversified Balanced	J.P. Morgan Investment Management Inc.	SAST
SA MFS Total Return[1]	Massachusetts Financial Services Company	SAST
SA PGI Asset Allocation	Principal Global Investors, LLC	AST
[1]	SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.
BOND
Underlying Funds	Managed by:	Trust
SA DFA Ultra Short Bond	Dimensional Fund Advisors LP	SAST
SA Federated Hermes Corporate Bond	Federated Investment Management Company	SAST
SA Goldman Sachs Global Bond	Goldman Sachs Asset Management International	SAST
SA JPMorgan MFS Core Bond	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	SAST
SA PineBridge High-Yield Bond	PineBridge Investments LLC	SAST
SA Wellington Government and Quality Bond	Wellington Management Company LLP	AST
STOCK
Underlying Funds	Managed by:	Trust
American Funds Global Growth	Capital Research and Management Company	AFIS
American Funds Growth	Capital Research and Management Company	AFIS
American Funds Growth-Income	Capital Research and Management Company	AFIS
Invesco V.I. American Franchise Fund[2]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Comstock Fund[2]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.	AVIF
Lord Abbett Growth and Income	Lord, Abbett & Co. LLC	LASF
Lord Abbett Mid Cap Stock	Lord, Abbett & Co. LLC	LASF
SA AB Growth	AllianceBernstein L.P.	SAST
SA Columbia Technology	Columbia Management Investment Advisers, LLC	SAST
SA Dogs of Wall Street[2]	SunAmerica Asset Management, LLC	SAST
SA Fidelity Institutional AM® Real Estate	FIAM LLC	SAST
SA Invesco Growth Opportunities	Invesco Advisers, Inc.	SAST
SA JPMorgan Emerging Markets	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Equity-Income	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Global Equities	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Mid-Cap Growth	J.P. Morgan Investment Management Inc.	SAST
SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST
SA MFS Blue Chip Growth	Massachusetts Financial Services Company	SAST
SA MFS Massachusetts Investors Trust[2]	Massachusetts Financial Services Company	SAST
SA Morgan Stanley International Equities	Morgan Stanley Investment Management Inc.	SAST
SA Oppenheimer Main Street Large Cap	Invesco Advisers, Inc.	SAST
SA Putnam International Growth and Income	Putnam Investment Management, LLC	SAST
SA Wellington Capital Appreciation	Wellington Management Company LLP	AST
SA WellsCap Aggressive Growth	Wells Capital Management Incorporated	SAST
[2]	Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
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Effective February 6, 2017, the Sample Portfolios are no longer offered. If you are currently invested in a Sample Portfolio, please see Appendix F – SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for more information.
Substitution, Addition or Deletion of Variable Portfolios
We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
Fixed Accounts
Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.
Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. Please see GENERAL ACCOUNT below.
Minimum Guaranteed Interest Rate
We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.
Interest Rate Categories
There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:
•	Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.
•	Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.
•	Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.
Transfers/Withdrawals from Fixed Accounts
There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. We do not contact you. If you do not contact us, your money will remain in the same Fixed Account where it will earn interest at the renewal rate then in effect for that Fixed Account.
We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.
Check with your financial representative about the current availability of this service.
Fixed Account Restrictions
At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All
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Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.
If your contract offered Fixed Accounts subject to a market value adjustment, please see Appendix C –Market Value Adjustment (“MVA”) in this prospectus for additional information.
Dollar Cost Averaging Fixed Accounts
You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging (“DCA”) Fixed Accounts, if available. The minimum Purchase Payment amounts as follows:
DCA Fixed Account	Minimum Purchase Payment
6-Month	$600
12-Month	$1,200
•	The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as “source” accounts exclusively to facilitate the DCA Program for a specified time period.
•	You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. Please see DOLLAR COST AVERAGING PROGRAM below for more information.
•	Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.
DCA Interest Rate Crediting
DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
Dollar Cost Averaging Program
Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account (“source account”) to any available investment options (“target account”).
The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.
Example of DCA Program
Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:
Month	Accumulation Unit Value	Units Purchased
1	$7.50	100
2	$5.00	150
3	$10.00	75
4	$7.50	100
5	$5.00	150
6	$7.50	100
You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.
DCA Program Guidelines
•	Fixed Accounts are not available as target accounts for the DCA Program.
•	Transfers occur on a monthly periodic schedule.
•	The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.
•	Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.
Allocation of Subsequent Purchase Payments to DCA Program
If you choose to allocate subsequent Gross Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate
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applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). Please see DOLLAR COST AVERAGING FIXED ACCOUNTS above for more information.
Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.
Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.
Automatic Asset Rebalancing Program
Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.
Under the Automatic Asset Rebalancing Program:
•	You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.
•	At your request, rebalancing occurs on a quarterly, semiannual or annual basis.
•	Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.
Changes to Rebalancing Instructions
If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided (“Default Rebalancing Instructions”). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.
Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.
We reserve the right to modify, suspend or terminate the Automatic Asset Rebalancing Program at any time and we will notify you 30 days prior to exercising that right. In the event of modification, we will administer the program according to the parameters of the modification. In the event of suspension or termination of the program, we will no longer administer the program and your investments will no longer be rebalanced.
Return Plus Program
The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.
Example of Return Plus Program:
Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.
We reserve the right to modify, suspend or terminate the Return Plus program at any time.
Transfers During the Accumulation Phase
Subject to the Company’s rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.
•	Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.
•	You must transfer at least $100 per transfer.
•	If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.
Submitting Transfer Instructions
Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will
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not be considered received by us. Please see SHORT-TERM TRADING POLICIES below for more information.
Telephone:
(800) 445-7862
Internet:
www.aig.com/annuities
United States Postal Service (first-class mail):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Facsimile:
(818) 615-1543
Telephone/Internet Authorization
We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.
If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.
Transfer Fees
There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.
Please see Appendix E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific fees.
Accepting Transfer Requests
We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer’s, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.
We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension.
Pricing Transfer Requests
Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
Short-Term Trading Policies
This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product (“Short-Term Trading”) and we discourage Short-Term Trading as more fully described below.
Risks of Short-Term Trading
Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as “arbitrage”; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.
We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.
Standard U.S. Mail Policy
Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period (“12-Month Rolling Period”) triggers the Standard U.S. Mail Policy.
Transfer Requests under the U.S. Mail Policy
•	While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.
•	Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.
•	All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.
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•	Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.
•	We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. See Omnibus Group Contracts below for more information.
Example
For example, if you made a transfer on August 19, 2020 and within the previous twelve months (from August 20, 2019 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2020 must be submitted by U.S. Mail (from August 20, 2020 through August 20, 2021).
Accelerated U.S. Mail Policy
We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.
Additional Short-Term Trading Restrictions
To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:
1.	impose further limits on the size, manner, number and/or frequency of transfers you can make;
2.	impose minimum holding periods;
3.	reject any Purchase Payment or transfer request;
4.	terminate your transfer privileges; and/or
5.	request that you surrender your contract.
We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.
Enforcement Determination Factors
Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:
•	the number of transfers made in a defined period;
•	the dollar amount of the transfer;
•	the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;
•	the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;
•	whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;
•	the history of transfer activity in the contract or in other contracts we may offer; and/or
•	other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.
Applicability to Third Party Trading Services
The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.
Deterrence Limitations
Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.
Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.
You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not
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enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.
Omnibus Group Contracts
Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.
We reserve the right to modify the policies and procedures described in the TRANSFERS DURING THE ACCUMULATION PHASE section at any time. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.
Underlying Funds’ Short-Term Trading Policies
Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.
•	We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund’s Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.
•	We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.
We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.
Processing Omnibus Orders
Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund’s policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.
Required Information Sharing
Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.
Transfers During the Income Phase
During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.
You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.
Voting Rights
The Company is the legal owner of the Trusts’ shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

Access to your Money

You can access money in your contract in one of the following ways:
•	Partial Withdrawal,
•	Systematic Withdrawal,
•	Total Withdrawal (also known as surrender), or
•	Annuity Income Payment (during Income Phase).
Withdrawals made prior to age 59½ may result in a 10% IRS penalty tax. Due to the passage of the Coronavirus Aid, Relief, and Economic Security (CARES) Act, the 10% IRS penalty tax for withdrawals made prior to age 59½ will be waived for qualifying coronavirus related distributions taken from a Qualified plan or IRA from January 1, 2020 through December 31, 2020. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. Please see TAXES.
Minimum Withdrawal Amount and Minimum Contract Value
	Minimum Withdrawal Amount	Minimum Contract Value(1)
Partial Withdrawal	$1,000	$500(2)
Systematic Withdrawal	$100	$500(2)
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(1)	The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.
(2)	The total contract value must be at least $500 after a withdrawal.
Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
Processing Withdrawal Requests
A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 business days. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.
Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.
We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.
Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
Partial, Systematic, and Required Minimum Distributions
Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.
If you surrender your contract, we may deduct any premium taxes, if applicable. Please see EXPENSES.
Systematic Withdrawal Program
During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.
Please contact our Annuity Service Center which can provide the necessary enrollment forms.
Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.
We reserve the right to modify, suspend or terminate the Systematic Withdrawal Program at any time and we will notify you prior to exercising that right.

Death Benefits

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.
We do not pay a death benefit if:
•	your contract value is reduced to zero; or
•	you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. Please see ANNUITY INCOME OPTIONS.
We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g. Trust)	Annuitant
Beneficiary Designation
You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.
•	If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.
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•	If the Owner is a non-natural person then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust.
•	If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.
Death Benefit Processing
We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.
Satisfactory proof of death includes, but may not be limited to:
(1)	A certified copy of the death certificate; or
(2)	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(3)	A written statement by a medical doctor who attended the deceased at the time of death.
When Death Benefits are Calculated
•	All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.
If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.
If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.
For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.
Death Benefit Settlement Options
Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.
•	Lump sum payment; or
•	Annuity Income Option; or
•	Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or
•	Payment option that is mutually agreeable between you and us
After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary’s address of record, unless otherwise required by state law.
In general, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period. Payments associated with such election must begin within one year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. Please see ANNUITY INCOME OPTIONS.
Beneficiary Continuation Programs
Please consult a tax adviser regarding tax implications about your particular circumstances if you are considering a Beneficiary Continuation option.
Extended Legacy Program
The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program, if available. This program may not be elected in conjunction with any other settlement option.
Upon election of the Extended Legacy Program:
•	The contract continues in Owner’s name for the benefit of the Beneficiary who elected the Extended Legacy Program.
•	The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.
•	The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.
Upon election of the Extended Legacy Program, the beneficiary may choose to receive the death benefit under (1) a 5-year settlement option or (2) in the form of withdrawals for a longer period of time:
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Under the 5-year settlement option, the Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed no later than five years from the date of death of the Owner.
Note: If an IRA Owner died prior to January 1, 2020, the 5-year settlement option is not available if the date of the Owner's death occurred after the required beginning date for distributions.
If the Beneficiary elects to take the death benefit in the form of withdrawals over a longer period of time:
•	Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary’s life expectancy as determined in the calendar year after the Owner’s death, with the flexibility to withdraw more than the IRS required minimum distribution. Certain Beneficiaries may not be able to take minimum distributions over their life expectancy.
•	Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31 of the year following the year of the Owner’s death for IRAs.
Note: for IRAs, if the Owner’s death occurred on or after January 1, 2020, choosing to receive the death benefit in the form of withdrawals for a longer period of time is only available for a Spousal Beneficiary. Non-Spousal Beneficiaries may instead elect the 5-year settlement option, if available.
Also note that the CARES Act provides for a waiver of the IRS required minimum distributions in 2020 for Beneficiaries required to take minimum distributions.
If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.
We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:
•	Death Claim form electing Extended Legacy Program; and
•	Satisfactory proof of death of the original Owner.
Upon the Beneficiary’s request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features.
Restrictions on Extended Legacy Program
•	The Extended Legacy Program cannot be elected with rollover contracts from other companies.
•	No Purchase Payments are permitted.
•	Optional features, including Death Benefits, that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.
•	In the event of the Beneficiary’s death, any remaining contract value will be paid to the person(s) named by the Beneficiary.
•	The contract may not be assigned and ownership may not be changed or jointly owned.
•	Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.
Investment Options
The Beneficiary may transfer funds among the available investment options.
Death Benefit Defined Terms
The term “Net Purchase Payment” is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.
We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.
To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.
The term “withdrawals” as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.
The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit
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calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.
Death Benefit Options
This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Value Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must have been made at the time you purchased your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.
The following is a description of the Death Benefit options if your contract was issued on or after June 1, 2004:
Option 1 – Purchase Payment Accumulation Option
The death benefit is the greatest of:
1.	Contract value; or
2.	Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or
3.	Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary; or
4.	Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.
The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.
Option 2 – Maximum Anniversary Value Option
If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:
1.	Contract value; or
2.	Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.
If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:
1.	Contract value; or
2.	The lesser of:
a.	Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or
b.	125% of contract value.
If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.
The following is a description of the Death Benefit options if your contract was issued between October 24, 2001 and May 31, 2004:
Option 1 – Purchase Payment Accumulation Option
The death benefit is the greatest of:
1.	Contract value at the time we receive all required paperwork and satisfactory proof of death; or
2.	total Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of each withdrawal; or
3.	Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or
4.	the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.
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The Purchase Payment Accumulation option may not be available to Washington contract owners. Please check with your financial representative for availability.
Option 2 – Maximum Anniversary Value Option
The death benefit is the greater of:
1.	Contract value at the time we receive all required paperwork and satisfactory proof of death; or
2.	total Gross Purchase Payments, reduced by any withdrawals in the same proportion that the contract value was reduced on the date of each withdrawal; or
3.	the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments, since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.
If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Maximum Anniversary Value if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.
The following is a description of the Death Benefit options if your contract was issued before October 24, 2001:
Option 1 – Purchase Payment Accumulation Option
The death benefit is the greater of:
1.	Contract value at the time we receive all required paperwork and satisfactory proof of death; or
2.	total Gross Purchase Payments less withdrawals; or
3.	total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or
4.	the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.
Option 2 — Maximum Anniversary Value Option
The death benefit is the greatest of:
1.	Contract value at the time we receive all required paperwork and satisfactory proof of death; or
2.	total Gross Purchase Payments less withdrawals; or
3.	the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals since that contract anniversary.
If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Maximum Anniversary Value if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.
Optional EstatePlus Benefit
EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.
You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.
We will add a percentage of your contract earnings (the “EstatePlus Percentage”), subject to a maximum dollar amount (the “Maximum EstatePlus Benefit”), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.
The table below applies to contracts issued prior to your 70th birthday:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
Years 0 – 4	25% of Earnings	40% of Net Purchase Payments
Years 5 – 9	40% of Earnings	65% of Net Purchase Payments*
Years 10+	50% of Earnings	75% of Net Purchase Payments*
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The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
All Contract Years	25% of Earnings	40% of Net Purchase Payments*
*	Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.
What is the Contract Year of Death?
Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.
What is the EstatePlus Percentage?
We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.
What is the Maximum EstatePlus Benefit?
The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.
A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse’s Beneficiary. Please see SPOUSAL CONTINUATION below.
We reserve the right to modify, suspend or terminate EstatePlus (in its entirety or any component) at any time for prospectively issued contracts.
Spousal Continuation
The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.
Upon election of Spousal Continuation:
•	Generally, the contract, its benefits and elected features, if any, remain the same.
•	Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. Please see EXPENSES.
•	If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse’s Beneficiary.
•	Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.
Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.
Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date (“Continuation Contribution”), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse’s death.
We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:
•	Death Claim form; and
•	Satisfactory proof of death of the original Owner.
We will add any Continuation Contribution as of the date we receive both the Continuing Spouse’s written request to continue the contract and satisfactory proof of death of the original Owner (“Continuation Date”) at the Annuity Service Center.
The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. Please see APPENDIX B – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse’s death.

Expenses

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.
•	Separate Account Charges
•	Sales Charge
•	Withdrawal Charges
•	Underlying Fund Expenses
•	Transfer Fee
•	Optional EstatePlus Fee
Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states
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may require that we charge less than the amounts described below. Please see the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY in Appendix E for state-specific expenses.
We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.
Separate Account Charges
The mortality and expense risk charge and distribution expense charge is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.
Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.
If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
Upfront Sales Charge
We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.
Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:
1.	The sum of:
(a)	the Gross Purchase Payment amount;
(b)	the current contract value of this contract; and
(c)	the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or
2.	The amount, if any, you agree to contribute to this contract.

Investment Amount	Sales Charge as a Percentage of Gross Purchase Payment Invested
Less than $50,000	5.75%
$ 50,000 but less than $100,000	4.75%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%
$500,000 but less than $1,000,000	2.00%
$1,000,000 or more	0.50%*
*	Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. Please see PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE in the prospectus.
We call the above investment levels “breakpoints.” You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.
Reducing Your Sales Charges
Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.
Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. Please see REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED in the prospectus.
Letter of Intent
The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.
Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your
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investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.
Example:
Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.
You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form, if applicable. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.
You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. Please see RIGHTS OF ACCUMULATION below. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.
You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.
We reserve the right to modify, suspend or terminate this program at any time.
Rights of Accumulation
You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.
In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.
For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.
Example:
Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.
Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature.
We reserve the right to modify, suspend, or terminate this program at any time.
Purchase Payments Subject to a Withdrawal Charge
Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies
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to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.
Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 – $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 – $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).
Underlying Fund Expenses
Investment Management Fees
Investment management fees are set by the Underlying Funds’ own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.
Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds’ own board of directors.
12b-1 Fees
Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.
There is an annualized 0.25% fee applicable to Series II shares of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of the American Funds Insurance Series. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.
The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.
There are deductions from and expenses paid out of the assets of each Underlying Fund. Detailed information about these deductions and expenses can be found in the prospectuses for the Underlying Funds.
Transfer Fee
After 15 Transfers	$25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.
In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Optional EstatePlus Fee
The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).
Premium Tax
Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. Please see Appendix E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.
Income Taxes
We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.
Reduction or Elimination of Fees, Expenses and Additional Amounts Credited
Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.
The Company may make such a determination regarding sales to its employees, its affiliates’ employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.
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Payments in connection with distribution of the contract

Payments We Make
We make payments in connection with the distribution of the contracts that generally fall into the three categories below.
Commissions. Registered representatives of affiliated and unaffiliated broker-dealers (“selling firms”) licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.
The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives’ compensation.
Additional Cash Compensation. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation (“revenue sharing”). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.
These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm’s registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.
We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.
If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. Please see REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED above.
We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2019 in the Statement of Additional Information which is available upon request.
Non-Cash Compensation. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.
We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.
Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.
Payments We Receive
We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying
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Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.
We and our affiliates generally receive three kinds of payments described below.
Rule 12b-1 or Service Fees. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.
Administrative, Marketing and Support Service Fees. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts’ investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts’ investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.
Other Payments. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor’s, subadvisor’s or distributor’s participation.
In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

Annuity Income Options

The Income Phase
What is the Income Phase?
During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as “annuitizing” your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.
Beginning the Income Phase is an important event. You have different options available to you. You should discuss your options with your financial representative and/or tax adviser so that together you may make the best decision for your particular circumstances.
When does the Income Phase begin?
Generally, you can annuitize your contract any time after your second contract anniversary (“Annuity Date”) and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.
If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below. For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner’s date of birth.
How do I elect to begin the Income Phase?
You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.
What is the impact on the Death Benefit if I annuitize?
Upon annuitizing the contract, the death benefit will terminate. Please see DEATH BENEFITS above.
Can I extend the Accumulation Phase past the Latest Annuity Date?
If you do not begin the Income Phase earlier, annuity income payments must begin on your Latest Annuity Date. For contracts issued prior to January 1, 2001, with a Latest
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Annuity Date of age 90, we may offer you the opportunity to extend your Accumulation Phase up to age 95 at our sole discretion. Currently, we allow extensions of the Accumulation Phase, in one-year increments (“Extension Periods”), provided your contract is eligible for an Extension Period as described below upon your request. Accepting our offer to extend the Accumulation Phase does not preclude you from requesting to annuitize your contract prior to the end of the Extension Period. If you enter an Extension Period, your contract remains in the Accumulation Phase, you retain all current benefits, and can choose to surrender or annuitize in the future.
In accordance with the Company’s final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if you qualify for Extension Periods you must notify us that you want to extend your Accumulation Phase.
If you do not notify us that you wish to enter an Extension Period, your contract will be annuitized on the Latest Annuity Date using the default option specified below. You can elect a different Annuity Payout Option by completing and mailing an Annuity Option Selection Form to our Annuity Service Center.
Extension Periods will not be offered beyond the first business day of the month following your 95th birthday. If your Accumulation Phase is extended to the first business day of the month following your 95th birthday but you have not selected an Annuity Payout Option by that date, we will automatically annuitize your contract using the default option specified below.
We will contact you prior to your Latest Annuity Date to inform you of Extension Periods, if available. Currently, you may be eligible for an Extension Period provided you do not have a Leveraged Death Benefit. A Leveraged Death Benefit is determined as follows:
(1)	a withdrawal is taken after May 2, 2011 (unless taken as a systematic withdrawal of the RMD for this contract); and
(2)	the death benefit to contract value ratio is 300% or more, on the date we determine eligibility for an Extension Period.
If we determine you are not eligible for an Extension Period due to having a Leveraged Death Benefit, as defined above, we will not allow any extensions of your Accumulation Phase, and your contract will be annuitized on the Latest Annuity Date. Subsequently, if we determine you are no longer eligible for an Extension Period, we will then annuitize your contract on the first business day of the month following the end of the current Extension Period in accordance with the default annuity income payment option specified below and in your contract. You may select another annuity income payment option so long as you notify us in writing at least 30 days prior to that date.
We reserve the right, at our sole discretion, to refuse to offer Extension Periods, regardless of whether we may have granted Extension Periods in the past to you or other similarly situated contract owners.
Annuity Income Options
You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.
We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.
If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.
If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made. For Qualified contracts, annuity income options may be limited to a 10 year guarantee.
Annuity Income Option 1 – Life Income Annuity
This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.
Annuity Income Option 2 – Joint and Survivor Life Income Annuity
This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies. For Qualified contracts, under certain circumstances, the survivor’s annuity income payments may be limited based on the Internal Revenue Code.
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Annuity Income Option 3 – Joint and Survivor Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries. Under certain circumstances, the survivor's annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 4 – Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries.
Annuity Income Option 5 – Income for a Specified Period
This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If your contract is a Qualified contract, a guaranteed period of greater than 10 years may not be available. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. A guarantee of payments for more than 10 years may not be available to all Beneficiaries. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.
The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.
Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.
Fixed or Variable Annuity Income Payments
You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.
Annuity Income Payments
We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.
If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:
•	for life income options, your age when annuity income payments begin; and
•	the contract value attributable to the Variable Portfolios on the Annuity Date; and
•	the 3.5% assumed investment rate used in the annuity table for the contract; and
•	the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.
If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.
The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate (“AIR”) of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the
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performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.
Deferment of Payments
We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. Please see ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.
The Income Protector Feature
The Income Protector feature is a future “safety net” which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.
The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state.
We reserve the right to modify, suspend or terminate the Income Protector feature at any time.
How We Determine the Amount of Your Minimum Guaranteed Income
We base the amount of minimum income available to you if you elect to receive annuity income payments using the Income Protector feature upon a calculation we call the income benefit base.
The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.
Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:
(a)	is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;
(b)	is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;
(c)	is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.
Electing to Receive Income Payments
You may elect to begin the Income Phase of your contract using the Income Protector feature only within the 30 days after the seventh or later contract anniversary.
The contract anniversary prior to your election to begin receiving annuity income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:
(a)	is equal to your income benefit base as of your income benefit date, and;
(b)	is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.
To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base the annuity rates stated in your Income Protector endorsement for the annuity income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected annuity income option. The annuity income options available when using the Income Protector feature to receive your retirement annuity income are:
•	Life Annuity with 10 Years Guaranteed, or
•	Joint and Survivor Life Annuity with 20 Years Guaranteed
At the time you elect to begin receiving annuity income payments, we will calculate your annuity income payments using both your income benefit base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive annuity income payments using the Income Protector feature your annuity income payments will be fixed in amount. You are not required to use the Income Protector feature to receive annuity income payments.
If a Spousal Beneficiary elects to continue the contract upon the death of the original Owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the Income Protector feature will be counted from the original issue date of the contract.
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Note to Qualified Contract Holders
Qualified contracts generally require that you select an annuity income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of Income Protector. To utilize Income Protector, you must take annuity income payments under one of the two annuity income options described above. If those annuity income options exceed your life expectancy, you may be prohibited from receiving your guaranteed income payments under the feature. Annuity income options may be limited to a 10 year guarantee. If you own a Qualified contract to which these restrictions apply and you elect Income Protector, you may pay for this feature and not be able to realize the benefit.
You should consult your tax advisor for information concerning your particular circumstances. Please see APPENDIX D – HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR.

Taxes

The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.
Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“IRC”), Treasury Regulations and applicable Internal Revenue Service (“IRS”) guidance to your individual situation.
Refer to the Statement of Additional Information for further details.
Annuity Contracts in General
The IRC provides for special rules regarding the tax treatment of annuity contracts.
•	Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.
•	Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.
•	Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.
Non-Qualified Contract
If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including a Roth IRA, your contract is referred to as a Non-Qualified contract.
Qualified Contract
If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including Roth IRA, your contract is referred to as a Qualified contract.
Employer-sponsored plans/arrangements include:
•	Tax-Sheltered Annuities (also referred to as 403(b) annuities)
•	Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)
•	Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans
If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.
In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1, 2020 include:
•	an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;
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•	new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•	elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);
•	a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,
•	reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.
The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, was signed into law and provides greater access to assets held in tax-qualified retirement plans and IRAs.  The relief provided in the Act includes, but is not limited to:
•	Expanding distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•	Waiver of the 10% additional tax for qualifying coronavirus related distributions taken from January 1, 2020 through December 31, 2020, if they are considered early distributions (generally, distributions taken prior to age 59 ½); and,
•	Providing a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be taken in 2020.
Some provisions in the Act are subject to the terms of an employer’s retirement plan and may not be available associated with your annuity.
Tax Treatment of Purchase Payments
Non-Qualified Contract
In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.
Qualified Contract
Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.
Qualified Contract—Tax-Sheltered Annuity (403(b))
On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. You may wish to discuss the regulations and/or the general information above with your tax adviser.
Tax Treatment of Distributions
Distributions from Non-Qualified Contracts
Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.
The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:
•	after attaining age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	under an immediate annuity contract;
•	when attributable to Purchase Payments made prior to August 14, 1982.
Partial or Total Withdrawals
If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either
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the earnings on those contributions, or other Purchase Payments and earnings in the contract.
Annuitization
If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.
Annuity to Annuity Transfer
A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a “1035 exchange”).
Additional Tax on Net Investment Income
Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income (“MAGI”) threshold.
Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation below).
Distributions from Qualified Contracts
Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer’s plan or contributed to a Roth IRA or non-deductible traditional IRA.
Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:
•	after attainment of age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	dividends paid with respect to stock of a corporation described in IRC Section 404(k);
•	for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;
•	for payment of health insurance if you are unemployed and meet certain requirements;
•	distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;
•	payments to certain individuals called up for active duty after September 11, 2001;
•	payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;
•	amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;
•	distributions for parents after the “qualified birth or adoption” of a new child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
Non-IRA contracts:
•	payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and
•	transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).
Annuitization
Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.
Direct and Indirect Rollovers
Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally,
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a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	a required minimum distribution,
(b)	a hardship withdrawal, or
(c)	a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.
The IRC limits the withdrawal of an employee’s elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:
•	reaches age 59½;
•	severs employment with the employer;
•	dies;
•	birth or adoption of child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
•	becomes disabled (as defined in the IRC); or
•	experiences a financial hardship (as defined in the IRC).*
*	In the case of hardship, the Owner can only withdraw Purchase Payments.
Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.
Annuity to Annuity Transfer (Tax-Sheltered Annuities)
Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer’s plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.
Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.
Required Minimum Distributions
Information in this section generally does not apply to Non-Qualified contracts.
Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.
The CARES Act provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020. Please consult your tax adviser regarding any questions.
Commencement Date
Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70½ (or age 72, for individuals born on or after July 1, 1949) or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70½ (or age 72, for individuals born on or after July 1, 1949). If you choose to delay your first distribution until the year after the year in which you reach 70½ (72, if applicable) or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.
Combining Distributions from Multiple Contracts
If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.
Automatic Withdrawal Option
You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.
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Impact of Optional Benefits
IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as optional death benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.
Tax Treatment of Death Benefits
The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.
Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59½, unless another exception applies. You should consult your tax adviser for more information.
If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits “incidental death benefits” or “life insurance.” The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.
Contracts Owned by a Trust or Corporation
A Trust or Corporation or other Owner that is not a natural person (“Non-Natural Owner”) that is considering purchasing this contract should consult a tax adviser.
Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract’s value in excess of the Owner’s cost basis, and the contract’s cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.
Withholding
Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence.
Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code.
You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.
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Foreign Account Tax Compliance Act (“FATCA”)
A Contract Owner who is not a “United States person” which is defined to mean:
•	a citizen or resident of the United States
•	a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia
•	any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable withholding certification to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
Gifts, Pledges and/or Assignments of a Contract
Non-Qualified Contracts
If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract’s cash value to the extent it exceeds your cost basis. The recipient’s cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.
Qualified Contracts
The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.
This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:
•	the plan is not an unfunded deferred compensation plan; and
•	the plan funding vehicle is not an IRA.
You should consult a tax advisor as to the availability of this exception.
Diversification and Investor Control
Diversification
For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be “adequately diversified”. Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.
Investor Control
These investor control limitations generally do not apply to Qualified contracts, which are referred to as “Pension Plan Contracts” for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.
Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.
There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner’s ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.
While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent
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you from being considered as the owner of the assets of the contract for purposes of the Code.
Our Taxes
The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Other Information

The Distributor
AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.
The Company
American General Life Insurance Company (“AGL”) is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL’s home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation.
Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company (“SunAmerica Annuity”), a former affiliate of AGL, merged with and into AGL (“Merger”). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.
The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.
Ownership Structure of the Company
AGL is an indirect, wholly owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation.
AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL’s operations.
American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.
Operation of the Company
The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company’s financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.
The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and Living Benefits on the Company’s financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed Living Benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.
The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company’s operations.
40

The Separate Account
Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.
Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.
You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.
The General Account
Obligations that are paid out of the Company’s general account (“General Account”) include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.
The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.
Guarantee of Insurance Obligations
The Company’s insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the “Guarantee”) by American Home Assurance Company (“American Home” or “Guarantor”).
As of December 29, 2006 at 4:00 p.m. Eastern Time (the “Point of Termination”), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, Living Benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract Owners, individual certificate holders and group unallocated contract Owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.
Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. Please see THE COMPANY above for more details regarding the Merger.
American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.
Financial Statements
The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.
The Company, the Separate Account and the Guarantor
The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to
41

you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. Please see GUARANTEE OF INSURANCE OBLIGATIONS above.
Instructions to Obtain Financial Statements
The financial statements of the Company, Separate Account and Guarantor are available on the SEC’s website at http://www.sec.gov. You may request a free copy of the Statement of Additional Information which includes the financial statements by using the request form on the last page of this prospectus or by contacting our Annuity Service Center at:
Mailing Address:
Annuity Service Center
P.O. Box 15570, Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862
We encourage both existing and prospective contract Owners to read and understand the financial statements.
Administration
We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.
We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.
Business Disruption and Cyber Security Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions)
and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values (“AUVs”), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate AUVs or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Legal Proceedings
There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations,
42

subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Registration Statements
Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

Contents of Statement of Additional Information

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.
Separate Account and the Company
General Account
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements
43

Appendix A – Condensed Financial Information

Variable Portfolios	Fiscal Year Ended 4/30/10	8 Months Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
American Funds Asset Allocation – AFIS Class 2 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$12.412	(a)$15.640	(a)$16.764	(a)$16.837	(a)$19.397	(a)$23.791	(a)$24.862	(a)$24.997	(a)$27.118	(a)$31.254	(a)$29.561
	(b)$12.218	(b)$15.357	(b)$16.433	(b)$16.464	(b)$18.920	(b)$23.147	(b)$24.130	(b)$24.199	(b)$26.188	(b)$30.106	(b)$28.404
Ending AUV	(a)$15.640	(a)$16.764	(a)$16.837	(a)$19.397	(a)$23.791	(a)$24.862	(a)$24.997	(a)$27.118	(a)$31.254	(a)$29.561	(a)$35.534
	(b)$15.357	(b)$16.433	(b)$16.464	(b)$18.920	(b)$23.147	(b)$24.130	(b)$24.199	(b)$26.188	(b)$30.106	(b)$28.404	(b)$34.058
Ending Number of AUs	(a)9,416,532	(a)8,446,911	(a)7,099,865	(a)5,983,965	(a)5,062,984	(a)4,223,663	(a)3,671,383	(a)3,200,989	(a)2,902,168	(a)2,568,458	(a)2,321,085
	(b)656,678	(b)588,272	(b)509,157	(b)421,821	(b)385,501	(b)339,533	(b)319,755	(b)287,468	(b)277,352	(b)258,500	(b)220,402

American Funds Global Growth – AFIS Class 2 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$16.058	(a)$22.164	(a)$24.316	(a)$21.968	(a)$26.696	(a)$34.195	(a)$34.690	(a)$36.783	(a)$36.699	(a)$47.841	(a)$43.144
	(b)$15.806	(b)$21.761	(b)$23.834	(b)$21.479	(b)$26.036	(b)$33.267	(b)$33.664	(b)$35.606	(b)$35.436	(b)$46.080	(b)$41.451
Ending AUV	(a)$22.164	(a)$24.316	(a)$21.968	(a)$26.696	(a)$34.195	(a)$34.690	(a)$36.783	(a)$36.699	(a)$47.841	(a)$43.144	(a)$57.870
	(b)$21.761	(b)$23.834	(b)$21.479	(b)$26.036	(b)$33.267	(b)$33.664	(b)$35.606	(b)$35.436	(b)$46.080	(b)$41.451	(b)$55.461
Ending Number of AUs	(a)5,854,528	(a)5,256,520	(a)4,338,191	(a)3,502,134	(a)2,922,702	(a)2,486,831	(a)2,152,152	(a)1,924,225	(a)1,712,346	(a)1,521,085	(a)1,311,842
	(b)374,683	(b)339,692	(b)284,301	(b)240,796	(b)227,823	(b)201,166	(b)183,710	(b)168,602	(b)161,798	(b)140,207	(b)128,269

American Funds Growth – AFIS Class 2 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$13.684	(a)$18.985	(a)$20.908	(a)$19.845	(a)$23.196	(a)$29.925	(a)$32.197	(a)$34.113	(a)$37.035	(a)$47.112	(a)$46.595
	(b)$13.467	(b)$18.636	(b)$20.489	(b)$19.398	(b)$22.618	(b)$29.106	(b)$31.238	(b)$33.015	(b)$35.753	(b)$45.368	(b)$44.757
Ending AUV	(a)$18.985	(a)$20.908	(a)$19.845	(a)$23.196	(a)$29.925	(a)$32.197	(a)$34.113	(a)$37.035	(a)$47.112	(a)$46.595	(a)$60.418
	(b)$18.636	(b)$20.489	(b)$19.398	(b)$22.618	(b)$29.106	(b)$31.238	(b)$33.015	(b)$35.753	(b)$45.368	(b)$44.757	(b)$57.891
Ending Number of AUs	(a)6,571,582	(a)5,784,278	(a)4,742,564	(a)3,829,921	(a)3,167,380	(a)2,660,386	(a)2,275,384	(a)2,013,274	(a)1,769,078	(a)1,572,548	(a)1,399,790
	(b)525,912	(b)493,865	(b)422,244	(b)366,715	(b)330,423	(b)283,504	(b)258,841	(b)239,585	(b)225,071	(b)202,912	(b)180,963

American Funds Growth-Income – AFIS Class 2 Shares (Inception Date – 9/30/02)
Beginning AUV	(a)$12.268	(a)$16.452	(a)$17.328	(a)$16.867	(a)$19.648	(a)$26.009	(a)$28.532	(a)$28.702	(a)$31.738	(a)$38.514	(a)$37.504
	(b)$12.062	(b)$16.135	(b)$16.966	(b)$16.473	(b)$19.141	(b)$25.276	(b)$27.658	(b)$27.753	(b)$30.613	(b)$37.056	(b)$35.993
Ending AUV	(a)$16.452	(a)$17.328	(a)$16.867	(a)$19.648	(a)$26.009	(a)$28.532	(a)$28.702	(a)$31.738	(a)$38.514	(a)$37.504	(a)$46.906
	(b)$16.135	(b)$16.966	(b)$16.473	(b)$19.141	(b)$25.276	(b)$27.658	(b)$27.753	(b)$30.613	(b)$37.056	(b)$35.993	(b)$44.904
Ending Number of AUs	(a)13,220,804	(a)11,916,324	(a)9,871,686	(a)8,266,905	(a)6,698,881	(a)5,538,327	(a)4,704,124	(a)4,093,769	(a)3,584,878	(a)3,135,157	(a)2,778,191
	(b)875,636	(b)780,318	(b)678,844	(b)577,747	(b)496,310	(b)419,454	(b)393,210	(b)353,930	(b)327,197	(b)296,201	(b)258,169

Invesco V.I. American Franchise Fund – AVIF Series II Shares (Inception Date – 10/15/01)
Beginning AUV	(a)$7.116	(a)$10.360	(a)$11.394	(a)$10.576	(a)$11.891	(a)$16.484	(a)$17.679	(a)$18.362	(a)$18.574	(a)$23.395	(a)$22.294
	(b)$7.009	(b)$10.179	(b)$11.176	(b)$10.347	(b)$11.605	(b)$16.048	(b)$17.169	(b)$17.787	(b)$17.948	(b)$22.550	(b)$21.435
Ending AUV	(a)$10.360	(a)$11.394	(a)$10.576	(a)$11.891	(a)$16.484	(a)$17.679	(a)$18.362	(a)$18.574	(a)$23.395	(a)$22.294	(a)$30.157
	(b)$10.179	(b)$11.176	(b)$10.347	(b)$11.605	(b)$16.048	(b)$17.169	(b)$17.787	(b)$17.948	(b)$22.550	(b)$21.435	(b)$28.922
Ending Number of AUs	(a)513,670	(a)433,643	(a)358,575	(a)279,997	(a)211,258	(a)185,261	(a)153,578	(a)139,310	(a)125,346	(a)104,282	(a)87,060
	(b)56,874	(b)53,057	(b)36,598	(b)34,491	(b)23,057	(b)22,195	(b)20,362	(b)19,488	(b)19,872	(b)19,616	(b)18,411

Invesco V.I. Comstock Fund – AVIF Series II Shares (Inception Date – 10/15/01)
Beginning AUV	(a)$8.709	(a)$12.243	(a)$13.167	(a)$12.780	(a)$15.070	(a)$20.271	(a)$21.928	(a)$20.396	(a)$23.659	(a)$27.583	(a)$23.966
	(b)$8.550	(b)$11.989	(b)$12.872	(b)$12.463	(b)$14.659	(b)$19.669	(b)$21.224	(b)$19.691	(b)$22.785	(b)$26.498	(b)$22.965
Ending AUV	(a)$12.243	(a)$13.167	(a)$12.780	(a)$15.070	(a)$20.271	(a)$21.928	(a)$20.396	(a)$23.659	(a)$27.583	(a)$23.966	(a)$29.689
	(b)$11.989	(b)$12.872	(b)$12.463	(b)$14.659	(b)$19.669	(b)$21.224	(b)$19.691	(b)$22.785	(b)$26.498	(b)$22.965	(b)$28.379
Ending Number of AUs	(a)8,894,638	(a)7,835,129	(a)6,433,507	(a)5,193,993	(a)4,268,706	(a)3,557,920	(a)3,087,408	(a)2,642,163	(a)2,278,659	(a)2,011,989	(a)1,773,081
	(b)662,081	(b)598,949	(b)484,043	(b)423,070	(b)384,447	(b)342,028	(b)323,762	(b)288,310	(b)267,556	(b)226,373	(b)198,579

Invesco V.I. Growth and Income Fund – AVIF Series II Shares (Inception Date – 10/15/01)
Beginning AUV	(a)$10.260	(a)$14.426	(a)$14.956	(a)$14.494	(a)$16.433	(a)$21.797	(a)$23.766	(a)$22.784	(a)$26.981	(a)$30.509	(a)$26.138
	(b)$10.054	(b)$14.101	(b)$14.594	(b)$14.108	(b)$15.955	(b)$21.110	(b)$22.960	(b)$21.957	(b)$25.937	(b)$29.255	(b)$25.000
Ending AUV	(a)$14.426	(a)$14.956	(a)$14.494	(a)$16.433	(a)$21.797	(a)$23.766	(a)$22.784	(a)$26.981	(a)$30.509	(a)$26.138	(a)$32.356
	(b)$14.101	(b)$14.594	(b)$14.108	(b)$15.955	(b)$21.110	(b)$22.960	(b)$21.957	(b)$25.937	(b)$29.255	(b)$25.000	(b)$30.871
Ending Number of AUs	(a)7,037,061	(a)6,281,264	(a)5,098,341	(a)4,117,756	(a)3,431,098	(a)2,903,274	(a)2,490,700	(a)2,139,302	(a)1,868,862	(a)1,652,286	(a)1,445,801
	(b)556,547	(b)488,565	(b)408,304	(b)364,300	(b)314,142	(b)267,495	(b)250,366	(b)222,187	(b)203,214	(b)179,872	(b)168,758

Lord Abbett Growth and Income – LASF Class VC Shares (Inception Date – 5/01/02)
Beginning AUV	(a)$8.609	(a)$11.967	(a)$12.591	(a)$11.726	(a)$13.032	(a)$17.561	(a)$18.745	(a)$18.054	(a)$20.965	(a)$23.570	(a)$21.466
	(b)$8.460	(b)$11.731	(b)$12.322	(b)$11.446	(b)$12.689	(b)$17.057	(b)$18.162	(b)$17.449	(b)$20.212	(b)$22.667	(b)$20.591
Ending AUV	(a)$11.967	(a)$12.591	(a)$11.726	(a)$13.032	(a)$17.561	(a)$18.745	(a)$18.054	(a)$20.965	(a)$23.570	(a)$21.466	(a)$26.072
	(b)$11.731	(b)$12.322	(b)$11.446	(b)$12.689	(b)$17.057	(b)$18.162	(b)$17.449	(b)$20.212	(b)$22.667	(b)$20.591	(b)$24.947
Ending Number of AUs	(a)7,238,528	(a)6,333,282	(a)5,102,037	(a)4,150,181	(a)3,397,201	(a)2,789,509	(a)2,379,035	(a)2,050,106	(a)1,790,675	(a)1,543,683	(a)1,372,560
	(b)542,230	(b)464,156	(b)388,172	(b)336,156	(b)287,630	(b)267,602	(b)250,648	(b)216,583	(b)195,107	(b)178,151	(b)169,640

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.
A-1

Variable Portfolios	Fiscal Year Ended 4/30/10	8 Months Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
Lord Abbett Mid Cap Stock – LASF Class VC Shares (Inception Date – 5/01/02)
Beginning AUV	(a)$9.091	(a)$13.089	(a)$14.566	(a)$13.863	(a)$15.745	(a)$20.346	(a)$22.499	(a)$21.463	(a)$24.771	(a)$26.241	(a)$22.105
	(b)$8.933	(b)$12.830	(b)$14.254	(b)$13.532	(b)$15.331	(b)$19.762	(b)$21.799	(b)$20.743	(b)$23.880	(b)$25.234	(b)$21.203
Ending AUV	(a)$13.089	(a)$14.566	(a)$13.863	(a)$15.745	(a)$20.346	(a)$22.499	(a)$21.463	(a)$24.771	(a)$26.241	(a)$22.105	(a)$26.880
	(b)$12.830	(b)$14.254	(b)$13.532	(b)$15.331	(b)$19.762	(b)$21.799	(b)$20.743	(b)$23.880	(b)$25.234	(b)$21.203	(b)$25.720
Ending Number of AUs	(a)4,991,781	(a)4,354,723	(a)3,448,310	(a)2,715,260	(a)2,271,718	(a)1,872,150	(a)1,658,678	(a)1,479,697	(a)1,322,009	(a)1,190,860	(a)1,066,748
	(b)379,940	(b)343,879	(b)292,377	(b)252,838	(b)218,203	(b)176,480	(b)164,842	(b)156,092	(b)145,851	(b)124,319	(b)111,402

SA AB Growth – SAST Class 1 Shares (Inception Date – 10/28/99)
Beginning AUV	(a)$5.846	(a)$7.870	(a)$8.368	(a)$8.107	(a)$9.372	(a)$12.773	(a)$14.459	(a)$15.951	(a)$16.261	(a)$21.284	(a)$21.592
	(b)$5.727	(b)$7.690	(b)$8.164	(b)$7.889	(b)$9.098	(b)$12.368	(b)$13.966	(b)$15.368	(b)$15.628	(b)$20.404	(b)$20.648
Ending AUV	(a)$7.870	(a)$8.368	(a)$8.107	(a)$9.372	(a)$12.773	(a)$14.459	(a)$15.951	(a)$16.261	(a)$21.284	(a)$21.592	(a)$28.875
	(b)$7.690	(b)$8.164	(b)$7.889	(b)$9.098	(b)$12.368	(b)$13.966	(b)$15.368	(b)$15.628	(b)$20.404	(b)$20.648	(b)$27.544
Ending Number of AUs	(a)566,485	(a)479,042	(a)371,570	(a)326,427	(a)254,428	(a)208,958	(a)199,320	(a)176,284	(a)161,116	(a)1,048,659	(a)910,218
	(b)41,321	(b)35,902	(b)24,342	(b)21,987	(b)19,827	(b)15,849	(b)13,874	(b)9,628	(b)9,423	(b)99,623	(b)93,690

SA Columbia Technology Portfolio – SAST Class 1 Shares (Inception Date – 8/21/00)
Beginning AUV	(a)$1.570	(a)$2.212	(a)$2.450	(a)$2.298	(a)$2.456	(a)$3.066	(a)$3.795	(a)$4.143	(a)$4.799	(a)$6.433	(a)$5.858
	(b)$1.538	(b)$2.162	(b)$2.390	(b)$2.236	(b)$2.384	(b)$2.969	(b)$3.666	(b)$3.991	(b)$4.612	(b)$6.167	(b)$5.602
Ending AUV	(a)$2.212	(a)$2.450	(a)$2.298	(a)$2.456	(a)$3.066	(a)$3.795	(a)$4.143	(a)$4.799	(a)$6.433	(a)$5.858	(a)$9.041
	(b)$2.162	(b)$2.390	(b)$2.236	(b)$2.384	(b)$2.969	(b)$3.666	(b)$3.991	(b)$4.612	(b)$6.167	(b)$5.602	(b)$8.624
Ending Number of AUs	(a)183,965	(a)152,843	(a)117,091	(a)105,568	(a)93,613	(a)72,815	(a)63,838	(a)76,116	(a)104,973	(a)91,717	(a)76,884
	(b)21,359	(b)21,974	(b)22,146	(b)21,586	(b)21,423	(b)20,780	(b)19,424	(b)8,870	(b)19,680	(b)19,680	(b)23,142

SA DFA Ultra Short Bond Portfolio – SAST Class 1 Shares (Inception Date – 11/29/99)
Beginning AUV	(a)$11.954	(a)$11.845	(a)$11.759	(a)$11.627	(a)$11.501	(a)$11.374	(a)$11.246	(a)$11.127	(a)$11.023	(a)$11.008	(a)$11.083
	(b)$11.740	(b)$11.603	(b)$11.499	(b)$11.342	(b)$11.191	(b)$11.040	(b)$10.889	(b)$10.747	(b)$10.620	(b)$10.578	(b)$10.623
Ending AUV	(a)$11.845	(a)$11.759	(a)$11.627	(a)$11.501	(a)$11.374	(a)$11.246	(a)$11.127	(a)$11.023	(a)$11.008	(a)$11.083	(a)$11.238
	(b)$11.603	(b)$11.499	(b)$11.342	(b)$11.191	(b)$11.040	(b)$10.889	(b)$10.747	(b)$10.620	(b)$10.578	(b)$10.623	(b)$10.746
Ending Number of AUs	(a)1,192,912	(a)984,528	(a)1,184,921	(a)901,469	(a)872,464	(a)674,774	(a)490,024	(a)450,757	(a)440,268	(a)420,020	(a)479,783
	(b)53,420	(b)66,734	(b)62,533	(b)47,474	(b)76,895	(b)83,101	(b)74,779	(b)96,064	(b)101,060	(b)75,594	(b)22,892

SA Dogs of Wall Street Portfolio – SAST Class 1 Shares (Inception Date – 1/03/00)
Beginning AUV	(a)$10.204	(a)$14.037	(a)$15.119	(a)$16.892	(a)$19.064	(a)$25.825	(a)$28.361	(a)$28.702	(a)$33.562	(a)$39.541	(a)$39.086
	(b)$10.018	(b)$13.745	(b)$14.780	(b)$16.473	(b)$18.545	(b)$25.059	(b)$27.450	(b)$27.711	(b)$32.323	(b)$37.987	(b)$37.455
Ending AUV	(a)$14.037	(a)$15.119	(a)$16.892	(a)$19.064	(a)$25.825	(a)$28.361	(a)$28.702	(a)$33.562	(a)$39.541	(a)$39.086	(a)$48.360
	(b)$13.745	(b)$14.780	(b)$16.473	(b)$18.545	(b)$25.059	(b)$27.450	(b)$27.711	(b)$32.323	(b)$37.987	(b)$37.455	(b)$46.227
Ending Number of AUs	(a)62,623	(a)55,259	(a)81,882	(a)92,155	(a)82,669	(a)74,305	(a)72,358	(a)77,452	(a)71,198	(a)73,511	(a)56,566
	(b)4,792	(b)4,760	(b)6,655	(b)5,654	(b)6,227	(b)5,975	(b)5,886	(b)6,317	(b)3,699	(b)3,671	(b)3,495

SA Federated Hermes Corporate Bond Portfolio (formerly SA Federated Corporate Bond Portfolio) – SAST Class 1 Shares (Inception Date – 12/27/99)
Beginning AUV	(a)$15.160	(a)$19.281	(a)$20.177	(a)$21.289	(a)$23.519	(a)$23.646	(a)$24.807	(a)$24.297	(a)$26.199	(a)$27.703	(a)$26.685
	(b)$14.847	(b)$18.835	(b)$19.678	(b)$20.711	(b)$22.822	(b)$22.889	(b)$23.953	(b)$23.401	(b)$25.171	(b)$26.549	(b)$25.509
Ending AUV	(a)$19.281	(a)$20.177	(a)$21.289	(a)$23.519	(a)$23.646	(a)$24.807	(a)$24.297	(a)$26.199	(a)$27.703	(a)$26.685	(a)$30.394
	(b)$18.835	(b)$19.678	(b)$20.711	(b)$22.822	(b)$22.889	(b)$23.953	(b)$23.401	(b)$25.171	(b)$26.549	(b)$25.509	(b)$28.983
Ending Number of AUs	(a)3,803,604	(a)3,392,778	(a)2,799,036	(a)2,336,143	(a)1,978,479	(a)1,694,885	(a)1,472,392	(a)1,306,866	(a)1,267,065	(a)1,119,223	(a)1,030,431
	(b)257,190	(b)222,389	(b)194,787	(b)185,452	(b)169,114	(b)164,064	(b)156,882	(b)139,321	(b)120,678	(b)108,471	(b)105,879

SA Fidelity Institutional AM® Real Estate Portfolio – SAST Class 1 Shares (Inception Date – 2/07/00)
Beginning AUV	(a)$16.906	(a)$26.381	(a)$27.713	(a)$29.718	(a)$34.544	(a)$33.537	(a)$43.154	(a)$43.570	(a)$46.929	(a)$49.039	(a)$45.482
	(b)$16.569	(b)$25.790	(b)$27.047	(b)$28.931	(b)$33.546	(b)$32.487	(b)$41.698	(b)$41.995	(b)$45.121	(b)$47.032	(b)$43.511
Ending AUV	(a)$26.381	(a)$27.713	(a)$29.718	(a)$34.544	(a)$33.537	(a)$43.154	(a)$43.570	(a)$46.929	(a)$49.039	(a)$45.482	(a)$56.919
	(b)$25.790	(b)$27.047	(b)$28.931	(b)$33.546	(b)$32.487	(b)$41.698	(b)$41.995	(b)$45.121	(b)$47.032	(b)$43.511	(b)$54.316
Ending Number of AUs	(a)138,210	(a)117,055	(a)104,510	(a)92,576	(a)78,932	(a)65,513	(a)59,075	(a)50,916	(a)46,352	(a)38,814	(a)34,895
	(b)9,267	(b)8,120	(b)7,305	(b)6,663	(b)7,598	(b)6,699	(b)5,257	(b)4,752	(b)4,052	(b)3,902	(b)3,824

SA Goldman Sachs Global Bond Portfolio – SAST Class 1 Shares (Inception Date – 11/29/99)
Beginning AUV	(a)$14.851	(a)$16.518	(a)$17.429	(a)$18.275	(a)$18.825	(a)$18.005	(a)$17.792	(a)$17.135	(a)$17.212	(a)$18.230	(a)$17.626
	(b)$14.551	(b)$16.144	(b)$17.006	(b)$17.787	(b)$18.276	(b)$17.436	(b)$17.187	(b)$16.511	(b)$16.545	(b)$17.479	(b)$16.858
Ending AUV	(a)$16.518	(a)$17.429	(a)$18.275	(a)$18.825	(a)$18.005	(a)$17.792	(a)$17.135	(a)$17.212	(a)$18.230	(a)$17.626	(a)$18.677
	(b)$16.144	(b)$17.006	(b)$17.787	(b)$18.276	(b)$17.436	(b)$17.187	(b)$16.511	(b)$16.545	(b)$17.479	(b)$16.858	(b)$17.818
Ending Number of AUs	(a)703,939	(a)659,357	(a)598,083	(a)524,753	(a)488,006	(a)442,481	(a)409,034	(a)379,071	(a)378,174	(a)335,820	(a)309,961
	(b)86,785	(b)78,929	(b)66,709	(b)59,880	(b)47,433	(b)47,640	(b)46,746	(b)44,530	(b)40,048	(b)36,220	(b)35,236

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.
A-2

Variable Portfolios	Fiscal Year Ended 4/30/10	8 Months Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Invesco Growth Opportunities Portfolio – SAST Class 1 Shares (Inception Date – 8/22/00)
Beginning AUV	(a)$4.210	(a)$5.707	(a)$6.281	(a)$6.081	(a)$7.088	(a)$9.685	(a)$9.961	(a)$9.812	(a)$10.110	(a)$12.516	(a)$11.819
	(b)$4.369	(b)$5.908	(b)$6.492	(b)$6.269	(b)$7.290	(b)$9.935	(b)$10.193	(b)$10.015	(b)$10.294	(b)$12.712	(b)$11.974
Ending AUV	(a)$5.707	(a)$6.281	(a)$6.081	(a)$7.088	(a)$9.685	(a)$9.961	(a)$9.812	(a)$10.110	(a)$12.516	(a)$11.819	(a)$15.114
	(b)$5.908	(b)$6.492	(b)$6.269	(b)$7.290	(b)$9.935	(b)$10.193	(b)$10.015	(b)$10.294	(b)$12.712	(b)$11.974	(b)$15.274
Ending Number of AUs	(a)260,390	(a)261,788	(a)240,248	(a)214,441	(a)200,442	(a)183,787	(a)168,614	(a)156,208	(a)135,912	(a)119,627	(a)126,729
	(b)21,785	(b)14,257	(b)14,229	(b)16,170	(b)9,071	(b)10,290	(b)8,577	(b)8,598	(b)6,388	(b)4,503	(b)4,487

SA JPMorgan Diversified Balanced Portfolio – SAST Class 1 Shares (Inception Date – 10/28/99)
Beginning AUV	(a)$7.537	(a)$9.691	(a)$10.219	(a)$10.363	(a)$11.624	(a)$13.772	(a)$15.218	(a)$15.094	(a)$16.038	(a)$18.219	(a)$16.672
	(b)$7.385	(b)$9.471	(b)$9.973	(b)$10.087	(b)$11.286	(b)$13.338	(b)$14.702	(b)$14.545	(b)$15.417	(b)$17.470	(b)$15.947
Ending AUV	(a)$9.691	(a)$10.219	(a)$10.363	(a)$11.624	(a)$13.772	(a)$15.218	(a)$15.094	(a)$16.038	(a)$18.219	(a)$16.672	(a)$19.667
	(b)$9.471	(b)$9.973	(b)$10.087	(b)$11.286	(b)$13.338	(b)$14.702	(b)$14.545	(b)$15.417	(b)$17.470	(b)$15.947	(b)$18.764
Ending Number of AUs	(a)363,058	(a)342,428	(a)337,401	(a)377,230	(a)372,568	(a)331,324	(a)342,810	(a)291,799	(a)272,835	(a)240,532	(a)222,538
	(b)5,649	(b)6,322	(b)8,970	(b)9,350	(b)7,664	(b)26,148	(b)25,443	(b)25,655	(b)21,586	(b)40,883	(b)44,973

SA JPMorgan Emerging Markets Portfolio – SAST Class 1 Shares (Inception Date – 11/10/99)
Beginning AUV	(a)$16.855	(a)$25.785	(a)$29.824	(a)$21.857	(a)$25.736	(a)$24.654	(a)$23.006	(a)$19.555	(a)$21.465	(a)$30.283	(a)$24.200
	(b)$16.542	(b)$25.242	(b)$29.147	(b)$21.308	(b)$25.027	(b)$23.915	(b)$22.261	(b)$18.874	(b)$20.666	(b)$29.083	(b)$23.183
Ending AUV	(a)$25.785	(a)$29.824	(a)$21.857	(a)$25.736	(a)$24.654	(a)$23.006	(a)$19.555	(a)$21.465	(a)$30.283	(a)$24.200	(a)$29.067
	(b)$25.242	(b)$29.147	(b)$21.308	(b)$25.027	(b)$23.915	(b)$22.261	(b)$18.874	(b)$20.666	(b)$29.083	(b)$23.183	(b)$27.776
Ending Number of AUs	(a)165,853	(a)177,003	(a)141,502	(a)102,406	(a)87,157	(a)80,004	(a)84,070	(a)79,168	(a)81,455	(a)80,791	(a)58,672
	(b)21,735	(b)20,450	(b)17,829	(b)14,481	(b)11,880	(b)9,027	(b)9,785	(b)9,217	(b)8,907	(b)9,120	(b)8,146

SA JPMorgan Equity-Income Portfolio – SAST Class 1 Shares (Inception Date – 11/01/99)
Beginning AUV	(a)$6.508	(a)$8.551	(a)$9.088	(a)$9.762	(a)$11.010	(a)$14.384	(a)$16.274	(a)$15.785	(a)$18.086	(a)$21.213	(a)$20.094
	(b)$6.376	(b)$8.356	(b)$8.866	(b)$9.500	(b)$10.688	(b)$13.929	(b)$15.720	(b)$15.209	(b)$17.383	(b)$20.337	(b)$19.216
Ending AUV	(a)$8.551	(a)$9.088	(a)$9.762	(a)$11.010	(a)$14.384	(a)$16.274	(a)$15.785	(a)$18.086	(a)$21.213	(a)$20.094	(a)$25.335
	(b)$8.356	(b)$8.866	(b)$9.500	(b)$10.688	(b)$13.929	(b)$15.720	(b)$15.209	(b)$17.383	(b)$20.337	(b)$19.216	(b)$24.168
Ending Number of AUs	(a)719,988	(a)576,360	(a)467,904	(a)430,659	(a)356,003	(a)327,502	(a)284,531	(a)257,814	(a)233,593	(a)200,701	(a)201,045
	(b)37,313	(b)33,809	(b)29,007	(b)22,826	(b)25,246	(b)20,299	(b)15,575	(b)10,222	(b)9,735	(b)11,737	(b)11,173

SA JPMorgan Global Equities Portfolio – SAST Class 1 Shares (Inception Date – 11/08/99)
Beginning AUV	(a)$6.560	(a)$9.042	(a)$9.850	(a)$8.752	(a)$10.143	(a)$12.693	(a)$13.113	(a)$12.843	(a)$13.455	(a)$16.589	(a)$14.627
	(b)$6.428	(b)$8.838	(b)$9.611	(b)$8.519	(b)$9.848	(b)$12.293	(b)$12.668	(b)$12.376	(b)$12.934	(b)$15.907	(b)$13.991
Ending AUV	(a)$9.042	(a)$9.850	(a)$8.752	(a)$10.143	(a)$12.693	(a)$13.113	(a)$12.843	(a)$13.455	(a)$16.589	(a)$14.627	(a)$17.388
	(b)$8.838	(b)$9.611	(b)$8.519	(b)$9.848	(b)$12.293	(b)$12.668	(b)$12.376	(b)$12.934	(b)$15.907	(b)$13.991	(b)$16.590
Ending Number of AUs	(a)238,081	(a)225,255	(a)200,924	(a)172,770	(a)158,015	(a)169,035	(a)157,449	(a)124,217	(a)113,449	(a)99,867	(a)90,870
	(b)26,395	(b)24,907	(b)24,642	(b)22,573	(b)12,183	(b)13,230	(b)13,225	(b)11,402	(b)18,391	(b)18,783	(b)16,281

SA JPMorgan MFS Core Bond Portfolio – SAST Class 1 Shares (Inception Date – 11/10/99)
Beginning AUV	(a)$16.622	(a)$18.317	(a)$18.795	(a)$19.823	(a)$21.085	(a)$20.157	(a)$20.947	(a)$20.746	(a)$21.264	(a)$21.918	(a)$21.612
	(b)$16.294	(b)$17.911	(b)$18.348	(b)$19.302	(b)$20.480	(b)$19.529	(b)$20.245	(b)$20.000	(b)$20.449	(b)$21.025	(b)$20.679
Ending AUV	(a)$18.317	(a)$18.795	(a)$19.823	(a)$21.085	(a)$20.157	(a)$20.947	(a)$20.746	(a)$21.264	(a)$21.918	(a)$21.612	(a)$23.458
	(b)$17.911	(b)$18.348	(b)$19.302	(b)$20.480	(b)$19.529	(b)$20.245	(b)$20.000	(b)$20.449	(b)$21.025	(b)$20.679	(b)$22.389
Ending Number of AUs	(a)960,283	(a)1,094,823	(a)1,134,476	(a)1,088,611	(a)960,671	(a)786,562	(a)680,700	(a)662,625	(a)670,771	(a)642,477	(a)648,852
	(b)57,174	(b)59,499	(b)67,149	(b)79,146	(b)67,012	(b)64,509	(b)53,359	(b)46,939	(b)47,460	(b)56,037	(b)57,004

SA JPMorgan Mid-Cap Growth Portfolio – SAST Class 1 Shares (Inception Date – 11/01/99)
Beginning AUV	(a)$6.420	(a)$8.979	(a)$10.164	(a)$9.481	(a)$10.910	(a)$15.406	(a)$16.997	(a)$17.356	(a)$17.244	(a)$22.168	(a)$20.907
	(b)$6.290	(b)$8.775	(b)$9.917	(b)$9.227	(b)$10.591	(b)$14.919	(b)$16.418	(b)$16.723	(b)$16.574	(b)$21.254	(b)$19.994
Ending AUV	(a)$8.979	(a)$10.164	(a)$9.481	(a)$10.910	(a)$15.406	(a)$16.997	(a)$17.356	(a)$17.244	(a)$22.168	(a)$20.907	(a)$28.934
	(b)$8.775	(b)$9.917	(b)$9.227	(b)$10.591	(b)$14.919	(b)$16.418	(b)$16.723	(b)$16.574	(b)$21.254	(b)$19.994	(b)$27.602
Ending Number of AUs	(a)369,613	(a)382,344	(a)346,585	(a)295,517	(a)270,689	(a)254,809	(a)226,055	(a)238,324	(a)230,639	(a)195,721	(a)160,357
	(b)45,931	(b)42,261	(b)25,500	(b)16,618	(b)30,171	(b)28,889	(b)29,188	(b)31,310	(b)35,944	(b)38,893	(b)31,761

SA Legg Mason BW Large Cap Value Portfolio – SAST Class 1 Shares (Inception Date – 10/28/99)
Beginning AUV	(a)$10.090	(a)$13.904	(a)$14.791	(a)$14.046	(a)$15.697	(a)$20.807	(a)$22.021	(a)$22.121	(a)$25.136	(a)$30.052	(a)$27.222
	(b)$9.883	(b)$13.584	(b)$14.427	(b)$13.666	(b)$15.234	(b)$20.143	(b)$21.265	(b)$21.309	(b)$24.153	(b)$28.804	(b)$26.026
Ending AUV	(a)$13.904	(a)$14.791	(a)$14.046	(a)$15.697	(a)$20.807	(a)$22.021	(a)$22.121	(a)$25.136	(a)$30.052	(a)$27.222	(a)$33.925
	(b)$13.584	(b)$14.427	(b)$13.666	(b)$15.234	(b)$20.143	(b)$21.265	(b)$21.309	(b)$24.153	(b)$28.804	(b)$26.026	(b)$32.354
Ending Number of AUs	(a)4,286,132	(a)3,781,992	(a)3,088,508	(a)2,535,122	(a)2,108,818	(a)1,799,757	(a)1,528,731	(a)1,353,236	(a)1,153,029	(a)1,029,186	(a)914,883
	(b)361,172	(b)326,827	(b)280,607	(b)237,558	(b)199,413	(b)175,769	(b)159,587	(b)148,369	(b)140,631	(b)129,087	(b)120,045

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.
A-3

Variable Portfolios	Fiscal Year Ended 4/30/10	8 Months Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA MFS Blue Chip Growth Portfolio – SAST Class 1 Shares (Inception Date – 9/05/00)
Beginning AUV	(a)$4.444	(a)$5.916	(a)$6.334	(a)$5.929	(a)$6.560	(a)$8.715	(a)$9.671	(a)$10.009	(a)$10.555	(a)$13.296	(a)$12.490
	(b)$4.353	(b)$5.781	(b)$6.179	(b)$5.770	(b)$6.367	(b)$8.438	(b)$9.340	(b)$9.643	(b)$10.144	(b)$12.745	(b)$11.996
Ending AUV	(a)$5.916	(a)$6.334	(a)$5.929	(a)$6.560	(a)$8.715	(a)$9.671	(a)$10.009	(a)$10.555	(a)$13.296	(a)$12.490	(a)$16.374
	(b)$5.781	(b)$6.179	(b)$5.770	(b)$6.367	(b)$8.438	(b)$9.340	(b)$9.643	(b)$10.144	(b)$12.745	(b)$11.996	(b)$15.688
Ending Number of AUs	(a)183,359	(a)161,906	(a)167,095	(a)161,607	(a)153,072	(a)133,133	(a)109,620	(a)93,422	(a)97,118	(a)88,163	(a)82,127
	(b)13,361	(b)7,167	(b)7,150	(b)7,022	(b)27,716	(b)11,009	(b)10,035	(b)4,744	(b)18,015	(b)18,018	(b)17,879

SA MFS Massachusetts Investors Trust Portfolio – SAST Class 1 Shares (Inception Date – 11/01/99)
Beginning AUV	(a)$7.959	(a)$10.705	(a)$11.200	(a)$10.893	(a)$12.869	(a)$16.821	(a)$18.492	(a)$18.376	(a)$19.794	(a)$24.223	(a)$22.726
	(b)$7.800	(b)$10.465	(b)$10.931	(b)$10.604	(b)$12.497	(b)$16.294	(b)$17.868	(b)$17.712	(b)$19.031	(b)$23.232	(b)$21.740
Ending AUV	(a)$10.705	(a)$11.200	(a)$10.893	(a)$12.869	(a)$16.821	(a)$18.492	(a)$18.376	(a)$19.794	(a)$24.223	(a)$22.726	(a)$29.698
	(b)$10.465	(b)$10.931	(b)$10.604	(b)$12.497	(b)$16.294	(b)$17.868	(b)$17.712	(b)$19.031	(b)$23.232	(b)$21.740	(b)$28.339
Ending Number of AUs	(a)389,634	(a)372,994	(a)343,551	(a)303,868	(a)288,979	(a)241,271	(a)226,217	(a)184,046	(a)165,550	(a)146,242	(a)135,471
	(b)43,086	(b)31,973	(b)24,355	(b)24,366	(b)39,622	(b)25,510	(b)18,601	(b)17,765	(b)14,170	(b)11,217	(b)10,035

SA MFS Total Return Portfolio – SAST Class 1 Shares (Inception Date – 10/28/99)
Beginning AUV	(a)$12.638	(a)$15.674	(a)$16.389	(a)$16.563	(a)$18.281	(a)$21.572	(a)$23.197	(a)$22.895	(a)$24.761	(a)$27.554	(a)$25.747
	(b)$12.380	(b)$15.315	(b)$15.987	(b)$16.117	(b)$17.744	(b)$20.886	(b)$22.403	(b)$22.056	(b)$23.794	(b)$26.412	(b)$24.618
Ending AUV	(a)$15.674	(a)$16.389	(a)$16.563	(a)$18.281	(a)$21.572	(a)$23.197	(a)$22.895	(a)$24.761	(a)$27.554	(a)$25.747	(a)$30.726
	(b)$15.315	(b)$15.987	(b)$16.117	(b)$17.744	(b)$20.886	(b)$22.403	(b)$22.056	(b)$23.794	(b)$26.412	(b)$24.618	(b)$29.306
Ending Number of AUs	(a)6,581,973	(a)5,939,601	(a)4,814,248	(a)4,021,191	(a)3,435,788	(a)2,921,360	(a)2,509,675	(a)2,181,889	(a)1,943,703	(a)1,710,774	(a)1,525,090
	(b)536,316	(b)472,466	(b)390,762	(b)343,731	(b)302,997	(b)284,565	(b)265,419	(b)236,133	(b)213,369	(b)205,841	(b)195,962

SA Morgan Stanley International Equities Portfolio – SAST Class 1 Shares (Inception Date – 11/23/99)
Beginning AUV	(a)$6.298	(a)$8.456	(a)$9.291	(a)$7.867	(a)$9.153	(a)$10.948	(a)$9.938	(a)$9.880	(a)$9.605	(a)$11.910	(a)$10.159
	(b)$6.176	(b)$8.271	(b)$9.072	(b)$7.662	(b)$8.893	(b)$10.610	(b)$9.607	(b)$9.528	(b)$9.239	(b)$11.427	(b)$9.723
Ending AUV	(a)$8.456	(a)$9.291	(a)$7.867	(a)$9.153	(a)$10.948	(a)$9.938	(a)$9.880	(a)$9.605	(a)$11.910	(a)$10.159	(a)$12.151
	(b)$8.271	(b)$9.072	(b)$7.662	(b)$8.893	(b)$10.610	(b)$9.607	(b)$9.528	(b)$9.239	(b)$11.427	(b)$9.723	(b)$11.601
Ending Number of AUs	(a)502,684	(a)461,739	(a)376,656	(a)296,921	(a)271,541	(a)242,913	(a)223,066	(a)205,973	(a)204,142	(a)184,126	(a)147,497
	(b)34,041	(b)34,072	(b)32,348	(b)35,474	(b)29,605	(b)34,375	(b)32,294	(b)22,921	(b)22,591	(b)22,963	(b)19,347

SA Oppenheimer Main Street Large Cap Portfolio – SAST Class 1 Shares (Inception Date – 11/01/99)
Beginning AUV	(a)$8.514	(a)$11.310	(a)$12.354	(a)$12.237	(a)$14.178	(a)$18.447	(a)$20.201	(a)$20.631	(a)$22.842	(a)$26.471	(a)$24.181
	(b)$8.343	(b)$11.055	(b)$12.055	(b)$11.910	(b)$13.765	(b)$17.866	(b)$19.516	(b)$19.881	(b)$21.957	(b)$25.382	(b)$23.128
Ending AUV	(a)$11.310	(a)$12.354	(a)$12.237	(a)$14.178	(a)$18.447	(a)$20.201	(a)$20.631	(a)$22.842	(a)$26.471	(a)$24.181	(a)$31.629
	(b)$11.055	(b)$12.055	(b)$11.910	(b)$13.765	(b)$17.866	(b)$19.516	(b)$19.881	(b)$21.957	(b)$25.382	(b)$23.128	(b)$30.176
Ending Number of AUs	(a)779,174	(a)682,677	(a)547,143	(a)483,516	(a)416,036	(a)368,587	(a)301,505	(a)249,179	(a)210,817	(a)190,328	(a)156,674
	(b)54,638	(b)51,542	(b)40,750	(b)34,487	(b)26,174	(b)23,568	(b)22,907	(b)21,357	(b)19,367	(b)17,961	(b)15,217

SA PGI Asset Allocation Portfolio – AST Class 1 Shares (Inception Date – 11/12/99)
Beginning AUV	(a)$11.306	(a)$14.494	(a)$15.507	(a)$15.518	(a)$17.225	(a)$20.134	(a)$21.453	(a)$20.905	(a)$22.962	(a)$25.900	(a)$24.513
	(b)$11.083	(b)$14.172	(b)$15.137	(b)$15.110	(b)$16.730	(b)$19.507	(b)$20.733	(b)$20.153	(b)$22.081	(b)$24.844	(b)$23.454
Ending AUV	(a)$14.494	(a)$15.507	(a)$15.518	(a)$17.225	(a)$20.134	(a)$21.453	(a)$20.905	(a)$22.962	(a)$25.900	(a)$24.513	(a)$29.288
	(b)$14.172	(b)$15.137	(b)$15.110	(b)$16.730	(b)$19.507	(b)$20.733	(b)$20.153	(b)$22.081	(b)$24.844	(b)$23.454	(b)$27.953
Ending Number of AUs	(a)417,402	(a)435,388	(a)400,609	(a)368,413	(a)291,292	(a)260,469	(a)214,622	(a)193,604	(a)185,541	(a)156,493	(a)130,694
	(b)29,181	(b)36,216	(b)29,487	(b)26,419	(b)24,961	(b)17,356	(b)16,815	(b)16,433	(b)16,153	(b)15,890	(b)10,310

SA PineBridge High-Yield Bond Portfolio – SAST Class 1 Shares (Inception Date – 11/29/99)
Beginning AUV	(a)$11.134	(a)$15.265	(a)$16.284	(a)$16.837	(a)$19.530	(a)$20.896	(a)$20.895	(a)$19.828	(a)$23.249	(a)$25.297	(a)$24.107
	(b)$10.920	(b)$14.935	(b)$15.904	(b)$16.404	(b)$18.980	(b)$20.257	(b)$20.205	(b)$19.126	(b)$22.370	(b)$24.280	(b)$23.080
Ending AUV	(a)$15.265	(a)$16.284	(a)$16.837	(a)$19.530	(a)$20.896	(a)$20.895	(a)$19.828	(a)$23.249	(a)$25.297	(a)$24.107	(a)$27.460
	(b)$14.935	(b)$15.904	(b)$16.404	(b)$18.980	(b)$20.257	(b)$20.205	(b)$19.126	(b)$22.370	(b)$24.280	(b)$23.080	(b)$26.224
Ending Number of AUs	(a)827,876	(a)727,864	(a)613,082	(a)526,818	(a)466,402	(a)393,026	(a)340,907	(a)310,708	(a)285,997	(a)239,228	(a)221,397
	(b)60,457	(b)54,483	(b)41,959	(b)44,593	(b)33,039	(b)38,188	(b)35,702	(b)34,237	(b)25,287	(b)24,188	(b)23,274

SA Putnam International Growth and Income Portfolio – SAST Class 1 Shares (Inception Date – 10/28/99)
Beginning AUV	(a)$8.026	(a)$10.851	(a)$11.642	(a)$9.952	(a)$11.968	(a)$14.482	(a)$13.003	(a)$12.686	(a)$12.768	(a)$15.762	(a)$12.871
	(b)$7.866	(b)$10.609	(b)$11.364	(b)$9.689	(b)$11.623	(b)$14.030	(b)$12.565	(b)$12.228	(b)$12.277	(b)$15.118	(b)$12.314
Ending AUV	(a)$10.851	(a)$11.642	(a)$9.952	(a)$11.968	(a)$14.482	(a)$13.003	(a)$12.686	(a)$12.768	(a)$15.762	(a)$12.871	(a)$15.355
	(b)$10.609	(b)$11.364	(b)$9.689	(b)$11.623	(b)$14.030	(b)$12.565	(b)$12.228	(b)$12.277	(b)$15.118	(b)$12.314	(b)$14.654
Ending Number of AUs	(a)728,413	(a)676,602	(a)542,775	(a)471,407	(a)403,582	(a)366,143	(a)325,603	(a)295,359	(a)271,936	(a)241,845	(a)231,290
	(b)64,597	(b)60,719	(b)56,709	(b)52,679	(b)57,664	(b)54,599	(b)57,425	(b)48,594	(b)45,228	(b)44,967	(b)40,458

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.
A-4

Variable Portfolios	Fiscal Year Ended 4/30/10	8 Months Ended 12/31/10	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Wellington Capital Appreciation Portfolio – AST Class 1 Shares (Inception Date – 10/28/99)
Beginning AUV	(a)$10.626	(a)$15.398	(a)$17.437	(a)$16.071	(a)$19.743	(a)$26.589	(a)$30.382	(a)$32.755	(a)$33.123	(a)$43.609	(a)$42.913
	(b)$10.400	(b)$15.033	(b)$16.996	(b)$15.626	(b)$19.148	(b)$25.723	(b)$29.319	(b)$31.530	(b)$31.805	(b)$41.770	(b)$41.000
Ending AUV	(a)$15.398	(a)$17.437	(a)$16.071	(a)$19.743	(a)$26.589	(a)$30.382	(a)$32.755	(a)$33.123	(a)$43.609	(a)$42.913	(a)$55.812
	(b)$15.033	(b)$16.996	(b)$15.626	(b)$19.148	(b)$25.723	(b)$29.319	(b)$31.530	(b)$31.805	(b)$41.770	(b)$41.000	(b)$53.190
Ending Number of AUs	(a)4,556,222	(a)4,053,589	(a)3,319,573	(a)2,657,116	(a)2,195,029	(a)1,831,753	(a)1,568,712	(a)1,383,582	(a)1,184,554	(a)1,040,280	(a)916,351
	(b)375,032	(b)344,101	(b)297,984	(b)268,267	(b)236,196	(b)209,919	(b)182,119	(b)170,800	(b)157,756	(b)143,093	(b)135,125

SA Wellington Government and Quality Bond Portfolio – AST Class 1 Shares (Inception Date – 12/16/99)
Beginning AUV	(a)$15.070	(a)$15.820	(a)$16.119	(a)$17.116	(a)$17.615	(a)$17.101	(a)$17.832	(a)$17.776	(a)$17.885	(a)$18.255	(a)$18.111
	(b)$14.764	(b)$15.460	(b)$15.727	(b)$16.658	(b)$17.100	(b)$16.560	(b)$17.225	(b)$17.128	(b)$17.190	(b)$17.502	(b)$17.320
Ending AUV	(a)$15.820	(a)$16.119	(a)$17.116	(a)$17.615	(a)$17.101	(a)$17.832	(a)$17.776	(a)$17.885	(a)$18.255	(a)$18.111	(a)$19.272
	(b)$15.460	(b)$15.727	(b)$16.658	(b)$17.100	(b)$16.560	(b)$17.225	(b)$17.128	(b)$17.190	(b)$17.502	(b)$17.320	(b)$18.385
Ending Number of AUs	(a)3,453,959	(a)3,101,039	(a)2,448,302	(a)2,132,154	(a)1,790,266	(a)1,576,070	(a)1,329,277	(a)1,218,185	(a)1,194,252	(a)1,030,928	(a)963,840
	(b)194,935	(b)182,365	(b)164,752	(b)149,708	(b)137,581	(b)133,715	(b)117,896	(b)124,564	(b)112,595	(b)89,076	(b)85,748

SA WellsCap Aggressive Growth Portfolio – SAST Class 1 Shares (Inception Date – 11/01/99)
Beginning AUV	(a)$5.247	(a)$7.819	(a)$8.424	(a)$8.188	(a)$9.435	(a)$13.374	(a)$13.333	(a)$13.064	(a)$13.910	(a)$17.873	(a)$16.519
	(b)$5.147	(b)$7.651	(b)$8.230	(b)$7.979	(b)$9.171	(b)$12.967	(b)$12.896	(b)$12.604	(b)$13.386	(b)$17.157	(b)$15.818
Ending AUV	(a)$7.819	(a)$8.424	(a)$8.188	(a)$9.435	(a)$13.374	(a)$13.333	(a)$13.064	(a)$13.910	(a)$17.873	(a)$16.519	(a)$22.808
	(b)$7.651	(b)$8.230	(b)$7.979	(b)$9.171	(b)$12.967	(b)$12.896	(b)$12.604	(b)$13.386	(b)$17.157	(b)$15.818	(b)$21.786
Ending Number of AUs	(a)147,180	(a)126,378	(a)111,402	(a)97,453	(a)85,156	(a)75,579	(a)66,694	(a)60,228	(a)57,672	(a)53,917	(a)46,262
	(b)28,096	(b)29,485	(b)29,874	(b)34,865	(b)30,972	(b)30,119	(b)28,697	(b)25,632	(b)11,748	(b)11,748	(b)11,609

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses.
(b)	Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.
A-5

Appendix B – Death Benefits following Spousal Continuation

Death Benefit Defined Terms
Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.
The term “Continuation Net Purchase Payments” is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.
The term “withdrawals” as used in describing the death benefits following spousal continuation options is defined as withdrawals and the fees and charges applicable to those withdrawals.
For contracts issued prior to June 1, 2004, the term “Continuation Contribution” applies to the Death Benefit Following Spousal Continuation. Upon the Spouse’s continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original Owner exceeds the contract value (“Continuation Contribution”), if any. We calculate the Continuation Contribution as of the date of the original Owner’s death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse’s written request to continue the contract and proof of death of the original Owner in a form satisfactory to us (“Continuation Date”). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations.
The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.
The following is a description of the Death Benefits Following Spousal Continuation for contracts issued on or after June 1, 2004:
A.	Death Benefit Payable upon Continuing Spouse’s Death:
1.	Purchase Payment Accumulation Option
If the original Owner of the contract elected the Purchase Payment Accumulation option, and the Continuing Spouse is age 74 or younger on the
Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:
a.	Contract value; or
b.	Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse’s 75th birthday or date of death; reduced for any withdrawals and increased by any Continuation Net Purchase Payments received after the Continuing Spouse’s 75th birthday to the earlier of the Continuing Spouse’s 86th birthday or date of death; or
c.	Contract value on the seventh contract anniversary (from the issue date of the original Owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus any Continuation Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse’s 86th birthday.
d.	Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse’s 86th birthday.
If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:
a.	Contract value; or
b.	Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse’s 86th birthday; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse’s 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse’s 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:
a.	Contract value; or
b.	the lesser of:
(1)	Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse’s 86th birthday; or
(2)	125% of the contract value.
If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, under the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.
1.	Maximum Anniversary Value Option
If the original Owner of the contract elected the Maximum Anniversary Value option, and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:
a.	Contract value; or
b.	Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse’s 86th birthday; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse’s 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse’s 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.
If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:
a.	Contract value; or
b.	the lesser of:
(1)	Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse’s 86th birthday; or
(2)	125% of the contract value.
If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their Beneficiary will receive only the contract value.
The following is a description of the Death Benefits Following Spousal Continuation for contracts issued between October 24, 2001 and May 31, 2004:
1.	Purchase Payment Accumulation Option
If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:
a.	Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse’s death; or
b.	Continuation Net Purchase Payments; or
c.	Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or
d.	The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.
If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:
a.	Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse’s death; or

b.	Total Gross Continuation Purchase Payments reduced by any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or
c.	Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Continuation Net Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or
d.	The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.
2.	Maximum Anniversary Value Option – if the Continuing Spouse is below age 90 at the time of death, and:
If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:
a.	Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse’s death; or
b.	Continuation Net Purchase Payments; or
c.	The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse’s 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.
If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:
a.	Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse’s death; or
b.	Total Gross Continuation Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or
c.	The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse’s 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.
If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.
The following is a description of the Death Benefits Following Spousal Continuation for contracts issued before October 24, 2001:
1.	Purchase Payment Accumulation Option
If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:
a.	Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse’s death; or
b.	Total Gross Continuation Purchase Payments less withdrawals;
c.	The contract value on the Continuation Date (including the Continuation Contribution) plus any Continuation Net Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the

Continuation Date) plus any Continuation Net Purchase Payments minus withdrawals recorded after the date of death; or
d.	The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment if received on the Continuation Date.
If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:
a.	Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse’s death; or
b.	Total Gross Continuation Purchase Payments less withdrawals;
c.	Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments minus withdrawals recorded after the date of death; or
d.	The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments less withdrawals recorded after the date of death.
2.	Maximum Anniversary Value Option
If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:
a.	Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse’s death; or
b.	Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or
c.	The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse’s 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.
If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:
a.	Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse’s death; or
b.	Net Purchase Payments received since the original issue date; or
c.	The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse’s 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.
If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.
B.	The EstatePlus Benefit Payable upon Continuing Spouse’s Death:
The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.
If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the “EstatePlus Percentage”), subject to a maximum dollar amount (the “Maximum EstatePlus Percentage”), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.
On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
Years 0-4	25% of Earnings	40% of Continuation Net Purchase Payments*
Years 5-9	40% of Earnings	65% of Continuation Net Purchase Payments*
Years 10+	50% of Earnings	75% of Continuation Net Purchase Payments*
On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
All Contract Years	25% of Earnings	40% of Continuation Net Purchase Payments*
*	Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.
What is the Contract Year of Death?
Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse’s date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.
What is the EstatePlus benefit?
We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse’s death. For the purpose of this calculation, earnings equals (1) minus (2) where
(1)	equals the contract value on the Continuing Spouse’s date of death;
(2)	equals the Continuation Net Purchase Payment(s).
What is the Maximum EstatePlus amount?
The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.
We reserve the right to modify, suspend or terminate the Spousal Continuation provision (in its entirety or any component) at any time with respect to prospectively issued contracts.

Appendix C – Market Value Adjustment (“MVA”)

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment (“MVA”). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.
Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.
The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.
We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.
Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.
The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:
[(1+I/(1+J+L)]N/12 – 1
where:
I is the interest rate you are earning on the money invested in the Fixed Account;
J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;
N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and
L is 0.005 (Some states require a different value. Please see your contract.)
We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:
•	If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;
•	If a withdrawal or transfer is made within 30 days after the end of a guarantee period;
•	If a withdrawal or transfer is made to pay contract fees and charges;
•	To pay a death benefit; and
•	Upon beginning an income option, if occurring on the Latest Annuity Date.
Examples of the MVA
The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the
Guarantee Periods available or withdrawal charges applicable under your contract.
The examples below assume the following:
(1)	You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;
(2)	You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);
(3)	You have not made any other transfers, additional Purchase Payments, or withdrawals; and
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(4)	Your contract was issued in a state where L = 0.005.
Positive Adjustment, No Withdrawal Charge Applies
Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the penalty-free withdrawal amount.
The MVA factor is = [(1+I/(1+J+0.005)]N/12 – 1
= [(1.05)/(1.04+0.005)]18/12 – 1
= (1.004785)1.5 – 1
= 1.007186 – 1
= + 0.007186
The requested withdrawal amount is multiplied by the MVA factor to determine the MVA:
$4,000 × (+0.007186) = +$28.74
$28.74 represents the positive MVA that would be added to the withdrawal.
Positive Adjustment, Withdrawal Charge Applies
Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the penalty-free withdrawal amount.
The MVA factor is = [(1+I)/(1+J+0.005)]N/12 – 1
= [(1.05)/(1.04+0.005)]18/12 – 1
= (1.004785)1.5 – 1
= 1.007186 – 1
= + 0.007186
The requested withdrawal amount, less the withdrawal charge ($4,000 – 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
$3,760 × (+0.007186) = +$27.02
$27.02 represents the positive MVA that would be added to the withdrawal.
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Appendix D – Hypothetical Example of the operation of the Income Protector Feature

This table assumes $100,000 initial investment, net of sales charges, in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.
If at issue you are	Minimum annual income if you elect to receive income payments on contract anniversary
	7	10	15	20
Male age 60*	6,108	6,672	7,716	8,832
Female age 60*	5,388	5,880	6,900	8,112
Joint** Male-60 Female-60	4,716	5,028	5,544	5,928
*	Life annuity with 10 years guaranteed
**	Joint and survivor life annuity with 20 years guaranteed
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Appendix E – State Contract availability and/or Variability

PROSPECTUS PROVISION	AVAILABILITY OR VARIATION	ISSUE STATE
Letter of Intent	Letter of Intent is not applicable.	Oregon Texas Washington
Market Value Adjustment	L equal to 0.0025	Florida
Premium Tax	We deduct premium tax charges of 0.50% for Qualified contracts and 2.35% for Non-Qualified contracts based on contract value when you begin the Income Phase.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on contract value when you begin the Income Phase.	Nevada
Premium Tax	For the first $500,000 in the contract, we deduct premium tax charges of 1.25% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase. For any amount in excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	South Dakota
Premium Tax	We deduct premium tax charges of 1.0% for Qualified contracts and 1.0% for Non-Qualified contracts based on contract value when you begin the Income Phase.	West Virginia
Premium Tax	We deduct premium tax charges of 1.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Wyoming
Transfer Privilege	Any transfer over the limit of 15 will incur a $10 transfer fee.	Pennsylvania Texas
E-1

APPENDIX F – SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017

Effective on February 6, 2017, the Sample Portfolios are no longer offered.
If you are currently invested in a Sample Portfolio, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into a Sample Portfolio. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. The allocations for the Sample Portfolios below are those that were most currently available for this product prior to termination of the program.
Sample Portfolio Allocations (effective March 31, 2005)
Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
American Funds Asset Allocation	15%	0%	0%
American Funds Global Growth	8%	10%	10%
American Funds Growth	0%	10%	12%
American Funds Growth-Income	12%	10%	10%
Invesco V.I. Comstock Fund	5%	10%	8%
Invesco V.I. Growth and Income Fund	10%	15%	8%
Lord Abbett Growth and Income	0%	10%	8%
Lord Abbett Mid Cap Stock	0%	0%	12%
SA AB Growth	5%	10%	12%
SA Federated Hermes Corporate Bond	10%	5%	0%
SA Legg Mason BW Large Cap Value	5%	0%	10%
SA MFS Total Return	15%	15%	0%
SA Oppenheimer Main Street Large Cap	5%	0%	0%
SA Wellington Capital Appreciation	0%	0%	10%
SA Wellington Government and Quality Bond	10%	5%	0%
Total	100%	100%	100%
F-1

Please forward a copy (without charge) of the PolarisII A-Class Variable Annuity Statement of Additional Information to:
(Please print or type and fill in all information.)

Name

Address

City/State/Zip

Contract Issue Date:

Date:	Signed:
Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

Prospectus
April 30, 2020
Flexible Premium Deferred Variable Annuity Contract
issued by Depositor
American General Life Insurance Company
in connection with
VARIABLE ANNUITY ACCOUNT SEVEN
This variable annuity has several investment choices — Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.
This contract is no longer available for sale to new contract owners.
Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.
If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401k or 403b plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified plan itself. You should fully discuss this decision with your financial representative.
To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information (“SAI”) dated April 30, 2020. The SAI has been filed with the United States Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.
In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting (855) 421-2692 or visiting www.aig.com/annuities/GetMyPrintedReports and providing the 12-digit opt-in ID located above your mailing address. Your election to receive reports in paper will apply to all portfolios available under your contract.
Variable Annuities involve risks, including possible loss of principal, and are not a deposit or obligation of, or guaranteed or endorsed by, any bank. They are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. These securities have not been approved or disapproved by the SEC, nor any state securities commission, nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
UNDERLYING FUNDS:	Managed by:
American Funds Asset Allocation	Capital Research and Management Company
American Funds Global Growth	Capital Research and Management Company
American Funds Growth	Capital Research and Management Company
American Funds Growth-Income	Capital Research and Management Company
Franklin Allocation VIP Fund	Franklin Templeton Services, LLC
Franklin Income VIP Fund	Franklin Advisers, Inc.
Invesco V.I. American Franchise Fund	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Stock Portfolio	Lord, Abbett & Co. LLC
SA AB Growth Portfolio	AllianceBernstein L.P.
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC
SA DFA Ultra Short Bond Portfolio	Dimensional Fund Advisors LP
SA Dogs of Wall Street Portfolio	SunAmerica Asset Management, LLC
SA Federated Hermes Corporate Bond Portfolio[1]	Federated Investment Management Company
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC
SA Goldman Sachs Global Bond Portfolio	Goldman Sachs Asset Management International
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC
(Underlying Funds continued on next page)

UNDERLYING FUNDS:	Managed by:
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.
SA JPMorgan MFS Core Bond Portfolio	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company
SA MFS Massachusetts Investors Trust Portfolio	Massachusetts Financial Services Company
SA MFS Total Return Portfolio	Massachusetts Financial Services Company
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.
SA Oppenheimer Main Street Large Cap Portfolio	Invesco Advisers, Inc.[2]
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP
SA Wellington Government and Quality Bond Portfolio	Wellington Management Company LLP
SA Wellington Real Return Portfolio	Wellington Management Company LLP
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated
[1]	On April 30, 2020, SA Federated Corporate Bond Portfolio changed its name to SA Federated Hermes Corporate Bond Portfolio.
[2]	On May 24, 2019, the investment manager changed from OppenheimerFunds, Inc. to Invesco Advisers, Inc.
2

3

Glossary

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
Accumulation Phase - The period during which you invest money in your contract.
Accumulation Units - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.
Annuitant - The person on whose life we base annuity income payments after you begin the Income Phase.
Annuity Date - The date you select on which annuity income payments begin.
Annuity Units - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.
Beneficiary - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other’s primary Beneficiary.
Company - Refers to American General Life Insurance Company (“AGL”). The term “we,” “us” and “our” are also used to identify the issuing Company.
Continuation Contribution - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.
Continuing Spouse - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
General Account - The Company’s account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.
Good Order - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.
Gross Purchase Payments - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.
Income Phase - The period upon annuitization during which we make annuity income payments to you.
Insurable Interest - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.
Latest Annuity Date - The first NYSE business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.
Market Close - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.
Non-Qualified (contract) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account (“IRA”).
NYSE - New York Stock Exchange.
Owner - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term “you” or “your” are also used to identify the Owner.
Purchase Payments - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.
Purchase Payments Limit - $1,500,000.
Qualified (contract) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
Separate Account - A segregated asset account maintained by the Company separately from the Company’s General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.
Trusts - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series®, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.
Underlying Funds - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.
Variable Portfolio(s) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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Highlights

The PolarisII A-Class Platinum Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.
Right to Examine: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Gross Purchase Payment if required by state law. Please see PURCHASING A POLARISII A-CLASS PLATINUM SERIES VARIABLE ANNUITY in the prospectus.
Expenses: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. Please see FEE TABLE in the prospectus.
Access to Your Money: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59½. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.
Optional Living Benefits: You may have elected one of the optional Living Benefits that were available under your contract for an additional fee. These Living Benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.
You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.
Death Benefit: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.
Annuity Income Options: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see ANNUITY INCOME OPTIONS in the prospectus.
Inquiries: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.
All material state variations are described in Appendix C – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

The Company offers several different variable annuity contracts to meet the diverse needs of our investors. Our contracts may provide different features, benefits, programs and investment options offered at different fees and expenses. When working with your financial representative to determine the best product to meet your needs, you should consider among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your retirement savings goals.
If you would like information regarding how money is shared among our business partners, including broker-dealers through which you may purchase a variable annuity and received from certain investment advisors of the Underlying Funds, please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.
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FEE TABLE

The following information describes the fees and expenses that you will pay when buying, owning, and surrendering the contract. The Maximum Owner Transaction Expenses describe the fees and expenses that you will pay at the time that you buy or surrender the contract, or transfer contract value between investment options.
Maximum Owner Transaction Expenses
Maximum Sales Charge
(as a percentage of each Gross Purchase Payment)[1]	5.75%

Maximum Withdrawal Charges
(as a percentage of each Gross Purchase Payment)[2]	0.50%
Transfer Fee
$25 per transfer after the first 15 transfers in any contract year.
Premium Tax[3]	3.5%
The following describes the fees and expenses that you may pay periodically during the time that you own the contract, not including Underlying Fund expenses which are outlined in the next section.
Contract Maintenance Fee[4]	$35 per year
Separate Account Charges
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Separate Account Fee	0.85%
Optional EstatePlus Fee[5]	0.25%
Total Separate Account Annual Expenses	1.10%
Additional Optional Feature Fees
You may have elected one of the following optional living benefits below, each of which are guaranteed minimum withdrawal benefits:
Optional MarketLock Income Plus Fee
(calculated as a percentage of the Income Base)6
Number of Covered Persons	Annualized Fee
For One Covered Person	0.85%
For Two Covered Persons	1.10%
Optional MarketLock For Life Plus Fee
(calculated as a percentage of the Income Base)6
Number of Covered Persons	Annualized Fee
For One Covered Person	0.75%
For Two Covered Persons	1.00%
Optional MarketLock Fee
(calculated as a percentage of the MAV Benefit Base)7
Annualized Fee
All years in which the feature is in effect	0.50%
Total Annual Portfolio Operating Expenses
(as of January 31, 2020)
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail concerning the Underlying Funds’ expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.
Total Annual Portfolio Operating Expenses	Minimum[8]	Maximum[8]
(expenses that are deducted from Underlying Fund assets, including management fees, other expenses and 12b-1 fees, if applicable)	0.55%	1.57%

Footnotes to the Fee Table:
1  Your Gross Purchase Payment may qualify for a reduced sales charge. Please see EXPENSES section below.
Investment Amount (as defined in Sales Charge section)	Sales Charge as a Percentage of Gross Purchase Payment Invested
Less than $50,000	5.75%
$50,000 but less than $100,000	4.75%
$100,000 but less than $250,000	3.50%
$250,000 but less than $ 500,000	2.50%
$500,000 but less than $ 1,000,000	2.00%
$1,000,000 or more	0.50%
2  A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.
3  If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and Appendix C – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.
4  The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.
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5  EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%. This feature is not available on contracts issued in Washington. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.
6  MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2008 and elected MarketLock For Life Plus, please see Appendix D for the fee applicable to this feature. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock Income Plus or MarketLock For Life Plus which are no longer being offered.
7  MarketLock is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock which is no longer being offered.
8  The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2020. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.12% of its fee and the fee is 1.45% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.45%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2021 and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of American Funds Insurance Series as of its fiscal year ended December 13, 2019.
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Maximum and Minimum Expense Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.
Example Assumptions
The below expense examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. A maximum sales charge of 5.75% is used because of the $10,000 investment amount. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.
The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.
Maximum Expense Examples
(assuming maximum separate account annual expenses of 1.10% including the EstatePlus feature, the optional MarketLock Income Plus feature (1.10%), and investment in an Underlying Fund with total expenses of 1.57%*)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$926	$1,664	$2,420	$4,388
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$926	$1,664	$2,420	$4,388
Minimum Expense Examples
(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%)
(1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$714	$1,007	$1,322	$2,210
(2)	If you do not surrender or if you annuitize your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$714	$1,007	$1,322	$2,210

Additional Expense Example Information
1.	We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.
2.	If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.
3.	If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please see ANNUITY INCOME OPTIONS below.
4.	You may have elected certain optional benefits that are no longer being offered or changed since first being offered. Please see APPENDIX D – LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2008 and APPENDIX F – OPTIONAL DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009 for details about those benefits, including applicable fees.
5.	* The 1 year Maximum Expense Example reflect the SunAmerica Series Trust 0.12% fee waiver.

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A – CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.
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The PolarisII A-Class Platinum Series
Variable Annuity

You should fully discuss all of the benefits and risks of this variable annuity with your financial representative prior to purchase.
This variable annuity was developed to help you plan for your retirement. It has two phases:
Accumulation Phase: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.
Income Phase: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.
This variable annuity provides insurance features and benefits, which may be valuable to you:
Optional Living Benefit: For a fee, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.
Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.
Tax Deferral*: You do not pay taxes on your earnings from the contract until you withdraw them.
*	If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.
The contract is called a “variable” annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:
Variable Portfolios: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.
Fixed Accounts: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.
For more information on available Variable Portfolio and Fixed Account investment options under this contract, please see INVESTMENT OPTIONS.

Purchasing A PolarisII A-Class Platinum
Series Variable Annuity

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.
Maximum Issue Age
We will not issue a contract to anyone age 86 or older on the contract issue date.
Note: In general, we will not issue a Qualified contract to anyone who is age 72 or older, unless it is shown that the minimum distribution required by the IRS is being made. Please see TAXES.
Joint Ownership
A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.
The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.
We will not issue a Qualified contract with joint owners, in accordance with tax law.
Spouse
Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners (“Domestic Partners”) qualify for treatment as, or are equal to spouses under state law.
Non-Spouse
In certain states, we may issue the contract to non-spousal joint owners. Non-spousal joint Owners and Domestic Partners should consult with their tax adviser and/or financial representative as, they may not be able to fully benefit from certain benefits and features of the contract such as the optional Living Benefit, if applicable, and spousal continuation of the death benefit.
Please see the Appendix C — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a list of states that require that benefits and features be made to domestic or civil union partners.
Non-Natural Ownership
A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.
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At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:
•	Estate planning,
•	Tax consequences, and
•	The propriety of this contract as an investment consistent with a non-natural Owner’s organizational documentation.
For more information on non-natural ownership, please see TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.
Assignment of the Contract/Change of Ownership
You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.
•	Your rights and those of any other person with rights under this contract will be subject to the assignment.
•	We are not responsible for the validity, tax or other legal consequences of any assignment.
•	An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.
We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.
Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax adviser before assigning the contract.
Termination of the Contract for Misstatement and/or Fraud
The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.
If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. Please see Appendix C — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for specific information.
Allocation of Purchase Payments
A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.
In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.
Minimum Initial and Subsequent Gross Purchase Payments
	Minimum Initial Gross Purchase Payment	Minimum Subsequent Gross Purchase Payment	Minimum Automatic Subsequent Gross Purchase Payment
Qualified(1)	$2,000	$250	$100
Non-Qualified(1)	$5,000	$500	$100
(1)	These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. For further explanation, please see TAXES.
Purchase Payment Restrictions
We reserve the right to refuse any Gross Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.
•	For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.
Effective January 15, 2016, if you have elected the following living benefit features:
•	MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date. If you send a subsequent Gross Purchase Payment after the fifth contract anniversary, the Gross Purchase Payment will not be considered to be received by us and we will return the Gross Purchase Payment. As a result, the Income Base of the living benefit may not be increased by adding Purchase Payments.
•	MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date. If you send a subsequent Gross Purchase Payment after the second contract anniversary, the Gross Purchase Payment will not be considered to be received by us and we will return the Gross Purchase Payment. As a result, the Income Base of the living benefit may not be increased by adding Purchase Payments.
Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.
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Submission of Gross Purchase Payments
Gross Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Annuity Service Center.
Regular Mail:
Gross Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:
American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330
Express Delivery:
Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:
American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750
Electronic Transmission:
We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms.
Agent of Company:
We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. If a broker-dealer is deemed to be our agent, Gross Purchase Payments will be priced as of the time they are received by the broker-dealer.
You assume any risk in market fluctuations if you submit your Gross Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Gross Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.
Automatic Payment Plan:
Once you have contributed at least the minimum initial Gross Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Gross Purchase Payments , if you have not elected a Living Benefit feature.
Purchase Payment Pricing Date
We allocate your Gross Purchase Payment as of the date such Gross Purchase Payment is priced.
•	An initial Gross Purchase Payment is received by us in Good Order before Market Close, the Gross Purchase Payment will be priced within two NYSE business days after it is received.
If the Gross Purchase Payment is received in Good Order after Market Close, the Gross Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Gross Purchase Payment as of the date such Gross Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.
Allocation Instructions
Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Gross Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Gross Purchase Payment according to your allocation instructions on file. Please see INVESTMENT OPTIONS.
Accumulation Units
We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.
The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. Please see ALLOCATION OF PURCHASE PAYMENTS.
The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.
The factor is determined by:
1.	dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per
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share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and
2.	multiplying it by one minus all applicable daily asset based charges.
We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.
Example:
We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.
Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.
Right to Examine
You may cancel your contract within ten days after receiving it. We call this a “free look.” Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.
If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested. Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look.
If your contract was issued either in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money in a money market portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.
Exchange Offers
From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.
Important Information for Military Servicemembers
If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.
•	Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers’ Group Life Insurance program (also referred to as “SGLI”).
More details may be obtained on-line at the following website: www.insurance.va.gov.
•	This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.
•	No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

Investment Options

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:
•	Variable Portfolios
•	Fixed Accounts
•	Dollar Cost Averaging Fixed Account
Variable Portfolios
The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. All Variable Portfolios may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.
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Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:
Asset Allocation	Bond	Stock
From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio’s prior name.
Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.
During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of a money market or similar portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in a money market or similar portfolio will lose value.
You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports.
We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Please consult your financial representative regarding which of these Variable Portfolios are appropriate for your risk tolerance.
You should read the prospectuses for the Trusts carefully for detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors.
Selection of Underlying Funds
The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor’s or subadvisor’s reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.
Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund’s service providers have affiliates that can provide marketing and distribution support for sales of the contract. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.
Trusts
We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.
Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.
Unaffiliated Trusts
We offer Underlying Funds of the following unaffiliated Trusts:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Series II Shares
Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“AVIF”).
American Funds Insurance Series® — Class 2 Shares
Capital Research and Management Company is the investment advisor to American Funds Insurance Series® (“AFIS”).
Franklin Templeton Variable Insurance Products Trust — Class 2 Shares
Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust (“FTVIPT”).
Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive
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assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund’s investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.
Lord Abbett Series Fund, Inc. — Class VC Shares
Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. (“LASF”).
Affiliated Trusts
We offer Underlying Funds of the following affiliated Trusts:
SAAMCO MANAGED TRUSTS
We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the “SAAMCo Managed Trusts”) at least in part because they are managed by SunAmerica Asset Management, LLC (“SAAMCo”), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.
Anchor Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust (“AST”).
Seasons Series Trust — Class 3 Shares
The Real Return Portfolio listed below is part of the Seasons Series Trust (“SST”).
SunAmerica Series Trust — Class 3 Shares
SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust (“SAST”).
You should read the prospectuses for the Trusts carefully. These prospectuses contain detailed information about the Underlying Funds, including each Underlying Fund’s investment objective and risk factors. You may obtain a copy of these prospectuses for the Trusts by calling our Annuity Service Center at (800) 445-7862 or by visiting our website at aig.onlineprospectus.net/AIG/ProductDocuments. You may also obtain information about the Underlying Funds (including a copy of the Statement of Additional Information) by accessing the U.S. Securities and Exchange Commission’s website at www.sec.gov.
(Please see next page for full list of investment options)
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The following available Variable Portfolios are grouped by asset class and listed alphabetically.
ASSET ALLOCATION
Underlying Funds	Managed by:	Trust
American Funds Asset Allocation	Capital Research and Management Company	AFIS
Franklin Allocation VIP Fund	Franklin Templeton Services, LLC	FTVIPT
Franklin Income VIP Fund	Franklin Advisers, Inc.	FTVIPT
SA JPMorgan Diversified Balanced Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA MFS Total Return Portfolio[1]	Massachusetts Financial Services Company	SAST
SA PGI Asset Allocation Portfolio	Principal Global Investors, LLC	AST
[1]	SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.
BOND
Underlying Funds	Managed by:	Trust
SA DFA Ultra Short Bond Portfolio	Dimensional Fund Advisors LP	SAST
SA Federated Hermes Corporate Bond Portfolio	Federated Investment Management Company	SAST
SA Goldman Sachs Global Bond Portfolio	Goldman Sachs Asset Management International	SAST
SA JPMorgan MFS Core Bond Portfolio	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	SAST
SA PineBridge High-Yield Bond Portfolio	PineBridge Investments LLC	SAST
SA Wellington Government and Quality Bond Portfolio	Wellington Management Company LLP	AST
SA Wellington Real Return Portfolio	Wellington Management Company LLP	SST
STOCK
Underlying Funds	Managed by:	Trust
American Funds Global Growth	Capital Research and Management Company	AFIS
American Funds Growth-Income	Capital Research and Management Company	AFIS
American Funds Growth	Capital Research and Management Company	AFIS
Invesco V.I. American Franchise Fund[2]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Comstock Fund[2]	Invesco Advisers, Inc.	AVIF
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.	AVIF
Lord Abbett Growth and Income Portfolio	Lord, Abbett & Co. LLC	LASF
Lord Abbett Series Fund Mid Cap Stock Portfolio	Lord Abbett & Co. LLC	LASF
SA AB Growth Portfolio	AllianceBernstein L.P.	SAST
SA AB Small & Mid Cap Value Portfolio	AllianceBernstein L.P.	SAST
SA Columbia Technology Portfolio	Columbia Management Investment Advisers, LLC	SAST
SA Dogs of Wall Street Portfolio[2]	SunAmerica Asset Management, LLC	SAST
SA Fidelity Institutional AM® Real Estate Portfolio	FIAM LLC	SAST
SA Franklin Small Company Value Portfolio	Franklin Mutual Advisers, LLC	SAST
SA Invesco Growth Opportunities Portfolio	Invesco Advisers, Inc.	SAST
SA Janus Focused Growth Portfolio	Janus Capital Management, LLC	SAST
SA JPMorgan Emerging Markets Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Equity-Income Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Global Equities Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA JPMorgan Mid-Cap Growth Portfolio	J.P. Morgan Investment Management Inc.	SAST
SA Legg Mason BW Large Cap Value Portfolio	Brandywine Global Investment Management, LLC	SAST
SA MFS Blue Chip Growth Portfolio	Massachusetts Financial Services Company	SAST
SA MFS Massachusetts Investors Trust Portfolio[2]	Massachusetts Financial Services Company	SAST
SA Morgan Stanley International Equities Portfolio	Morgan Stanley Investment Management Inc.	SAST
SA Oppenheimer Main Street Large Cap Portfolio	Invesco Advisers, Inc.	SAST
SA Putnam International Growth and Income Portfolio	Putnam Investment Management, LLC	SAST
SA Templeton Foreign Value Portfolio	Templeton Investment Counsel, LLC	SAST
SA Wellington Capital Appreciation Portfolio	Wellington Management Company LLP	AST
SA WellsCap Aggressive Growth Portfolio	Wells Capital Management Incorporated	SAST
[2]	Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
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Effective February 6, 2017, the Polaris Portfolio Allocator Program and Sample Portfolios are no longer offered. If you are currently invested in a Polaris Portfolio Allocator Model, please see Appendix I – POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for more information.
Substitution, Addition or Deletion of Variable Portfolios
We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.
Fixed Accounts
Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.
Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. Please see GENERAL ACCOUNT below.
Minimum Guaranteed Interest Rate
We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.
Interest Rate Categories
There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:
•	Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.
•	Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.
•	Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.
Transfers/Withdrawals from Fixed Accounts
There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. We do not contact you. If you do not contact us, your money will remain in the same Fixed Account where it will earn interest at the renewal rate then in effect for that Fixed Account.
We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.
Check with your financial representative about the current availability of this service.
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Fixed Account Restrictions
At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.
Dollar Cost Averaging Fixed Accounts
Purchase Payments
You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging (“DCA”) Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:
DCA Fixed Account	Minimum Purchase Payment
6-Month	$600
12-Month	$1,200
2-Year	$2,400
•	The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as “source” accounts exclusively to facilitate the DCA Program for a specified time period.
•	You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. Please see DOLLAR COST AVERAGING PROGRAM below for more information.
•	Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.
DCA Interest Rate Crediting
DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.
Dollar Cost Averaging Program
Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account (“source account”) to any available investment options (“target account”).
The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.
Example of DCA Program
Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:
Month	Accumulation Unit Value	Units Purchased
1	$7.50	100
2	$5.00	150
3	$10.00	75
4	$7.50	100
5	$5.00	150
6	$7.50	100
You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.
DCA Program Guidelines
•	Fixed Accounts are not available as target accounts for the DCA Program.
•	Transfers occur on a monthly periodic schedule.
•	The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.
•	Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.
Allocation of Subsequent Purchase Payments to DCA Program
If you have not elected an optional Living Benefit and you choose to allocate subsequent Gross Purchase Payments to an active DCA Program with an available Fixed Account
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serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). Please see DOLLAR COST AVERAGING FIXED ACCOUNTS above for more information.
Termination of DCA Program
You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.
Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.
Automatic Asset Rebalancing Program
Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.
Under the Automatic Asset Rebalancing Program:
•	You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.
•	At your request, rebalancing occurs on a quarterly, semiannual or annual basis.
•	Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.
Changes to Rebalancing Instructions
If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided (“Default Rebalancing Instructions”). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.
Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.
Mandatory Rebalancing with Election of a Living Benefit
If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. Please see OPTIONAL LIVING BENEFITS below.
Automatic asset rebalancing will continue if it is a requirement of an optional Living Benefit that remains in effect pursuant to your Spousal Beneficiary’s election of Spousal Continuation.
We reserve the right to modify, suspend or terminate the Automatic Asset Rebalancing Program at any time and we will notify you 30 days prior to exercising that right. In the event of modification, we will administer the program according to the parameters of the modification. In the event of suspension or termination of the program, we will no longer administer the program and your investments will no longer be rebalanced.
Transfers During the Accumulation Phase
Subject to the Company’s rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.
•	Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.
•	You must transfer at least $100 per transfer.
•	If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.
Submitting Transfer Instructions
Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. Please see SHORT-TERM TRADING POLICIES below for more information.
Telephone:
(800) 445-7862
Internet:
www.aig.com/annuities
United States Postal Service (first-class mail):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Facsimile:
(818) 615-1543
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Telephone/Internet Authorization
We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.
If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.
Transfer Fees
There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.
Please see Appendix C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for state-specific fees.
Accepting Transfer Requests
We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer’s, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.
We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension.
Pricing Transfer Requests
Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.
Short-Term Trading Policies
This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product (“Short-Term Trading”) and we discourage Short-Term Trading as more fully described below.
Risks of Short-Term Trading
Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as “arbitrage”; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.
We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.
Standard U.S. Mail Policy
Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period (“12-Month Rolling Period”) triggers the Standard U.S. Mail Policy.
Transfer Requests under the U.S. Mail Policy
•	While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.
•	Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.
•	All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.
•	Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.
•	We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. See Omnibus Group Contracts below for more information.
Example
For example, if you made a transfer on August 19, 2020 and within the previous twelve months (from August 20, 2019 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve
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months after August 19, 2020 must be submitted by U.S. Mail (from August 20, 2020 through August 20, 2021).
Accelerated U.S. Mail Policy
We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.
Additional Short-Term Trading Restrictions
To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:
1.	impose further limits on the size, manner, number and/or frequency of transfers you can make;
2.	impose minimum holding periods;
3.	reject any Purchase Payment or transfer request;
4.	terminate your transfer privileges; and/or
5.	request that you surrender your contract.
We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.
Enforcement Determination Factors
Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:
•	the number of transfers made in a defined period;
•	the dollar amount of the transfer;
•	the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;
•	the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;
•	whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;
•	the history of transfer activity in the contract or in other contracts we may offer; and/or
•	other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.
Applicability to Third Party Trading Services
The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.
Deterrence Limitations
Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.
Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.
You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.
Omnibus Group Contracts
Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.
We reserve the right to modify the policies and procedures described in the TRANSFERS DURING THE ACCUMULATION PHASE section at any time. To
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the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.
Underlying Funds’ Short-Term Trading Policies
Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.
•	We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund’s Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.
•	We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.
We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.
Processing Omnibus Orders
Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund’s policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.
Required Information Sharing
Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.
Transfers During the Income Phase
During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.
You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.
Voting Rights
The Company is the legal owner of the Trusts’ shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

Access to your Money

You can access money in your contract in one of the following ways:
•	Partial Withdrawal,
•	Systematic Withdrawal,
•	Total Withdrawal (also known as surrender), or
•	Annuity Income Payment (during Income Phase).
Withdrawals made prior to age 59½ may result in a 10% IRS penalty tax. Due to the passage of the Coronavirus Aid, Relief, and Economic Security (CARES) Act, the 10% IRS penalty tax for withdrawals made prior to age 59½ will be waived for qualifying coronavirus related distributions taken from a Qualified plan or IRA from January 1, 2020 through December 31, 2020. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. Please see TAXES.
Minimum Withdrawal Amount and Minimum Contract Value
	Minimum Withdrawal Amount	Minimum Contract Value(1)
Partial Withdrawal	$1,000	$500(2)
Systematic Withdrawal	$250	$500(2)
(1)	The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.
(2)	The total contract value must be at least $500 after a withdrawal.
Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
A withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. Please see FEE TABLE above.
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Processing Withdrawal Requests
A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 business days. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.
Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.
We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.
Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
Partial, Systematic, and Required Minimum Distributions
Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.
If you surrender your contract, we may deduct any premium taxes, if applicable. Please see EXPENSES.
Systematic Withdrawal Program
During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available. Please contact our Annuity Service Center which can provide the necessary enrollment forms.
If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawal(s) within the same contract year and may permanently reduce future guaranteed withdrawal amounts. If you must take Required Minimum Distributions (RMDs) from this contract and want to ensure that these withdrawals will not permanently reduce future guaranteed withdrawal amounts, your total distribution(s) during the current contract year must not exceed the greater of the Maximum Annual Withdrawal Amount under the Living Benefit or the RMD amount as calculated by our Annuity Service Center.
Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.
We reserve the right to modify, suspend or terminate the Systematic Withdrawal Program at any time and we will notify you prior to exercising that right.

Optional Living Benefits

None of the living benefits described below are available for election.
Effective January 15, 2016, if you have elected the following living benefit features:
•	MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.
•	MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.
If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.
MarketLock Income Plus
What is MarketLock Income Plus?
MarketLock Income Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract’s performance, your withdrawal activity and your longevity.
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This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA’s or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received during the contract’s first five years are included in the Income Base.
Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract.
In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 ½ at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.
We reserve the right to modify, suspend or terminate MarketLock Income Plus at any time for prospectively issued contracts. We also reserve the right to modify MarketLock Income Plus at time of extension for existing contracts.
When and how may I elect MarketLock Income Plus?
You may have elected MarketLock Income Plus at the time of contract issue. You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the “Covered Person(s).” If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.
If you elected one Covered Person:
	Covered Person
	Minimum Age	Maximum Age(1)
One Owner	45	80
Joint Owners (based on the age of the older Owner)	45	80
If you elected two Covered Persons:
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age(1)	Minimum Age	Maximum Age(1)
Non-Qualified: Joint Owners	45	80	45	85
Non-Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(2)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(2)
(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.
(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature.
How does MarketLock Income Plus work?
MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)’ guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.
You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension (“First Extension and Second Extension”). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value (“Subsequent Extension(s)”) provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.
New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table below, will not increase by more than 0.25% at the time of First Extension. If you elect extensions, you must contact us in writing before the end of each Evaluation Period. Please see “Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?” below.
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Is there an additional guarantee if I do not take withdrawals for 10 years?
Yes, if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, are eligible to be increased to equal at least 200% of your first Benefit Year’s Eligible Purchase Payments (“Minimum Income Base”), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.
What determines the Maximum Annual Withdrawal Percentage?
The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.
One Covered Person
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:
Age of the Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
Prior to 62nd Birthday	4% of Income Base
On or after 62nd Birthday	5% of Income Base
Two Covered Persons
If the feature is elected to cover two lives, the following is applicable:
Age of the Younger Covered Person or Surviving Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
Prior to 62nd Birthday	4% of Income Base
On or after 62nd Birthday	5% of Income Base
If you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. Please see “What are the effects of withdrawals on MarketLock Income Plus?” below.
Are there investment requirements if I elect MarketLock Income Plus?
As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.
Investment Requirements
You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of three ways:
1.	Invest 100% in the SA DFS Ultra Short Bond Portfolio
2.	Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**
3.	Invest 100% in one or a combination of the following Variable Portfolios: American Funds Asset Allocation, SA PGI Asset Allocation, SA JPMorgan Diversified Balanced, Franklin Income VIP Fund, Franklin Allocation VIP Fund and SA MFS Total Return
*	As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.
**	Please see the allocations for the formerly available Polaris Portfolio Allocator Models in the POLARIS PORTFOLIO PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 in APPENDIX I.
If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.
Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Gross Purchase Payment(s) to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract’s allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:
•	any transfer or reallocation you initiate; or
•	any withdrawal you initiate.
Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing
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Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.
We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.
How are the components for MarketLock Income Plus calculated?
First, we determine the Eligible Purchase Payments, which include:
1.	100% of Gross Purchase Payments received during the first contract year; and
2.	Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Gross Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Gross Purchase Payments received during the first contract year. We will not accept subsequent Gross Purchase Payments after the 5th contract year.
Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered Ineligible Purchase Payments. We will not accept subsequent Gross Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. Please see SPOUSAL CONTINUATION below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.
Second, we consider the Income Credit Period and the Income Base Evaluation Period. The Income Credit Period is the period of time over which we calculate the Income
Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. Please see “Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?” below.
Third, we determine the Anniversary Value which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.
Fourth, we determine the Income Base which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see “How can the Income Base and Income Credit Base be increased?” and “What are the effects of withdrawals on MarketLock Income Plus?” below.
Fifth, we determine the Income Credit Base which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. Please see “How can the Income Base and Income Credit Base be increased?” below.
Sixth, we determine the Income Credit which is an amount equal to 7% (“Income Credit Percentage”) of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.
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Finally, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. Please see “How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?” below.
How can the Income Base and Income Credit Base be increased?
On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.
The maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:
(a)	is the cumulative Eligible Purchase Payments; and
(b)	is the current Income Base, increased by the Income Credit, if any; and
(c)	is all previous Anniversary Values during any Income Base Evaluation Period.
On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:
(a)	the Income Base calculated based on the maximum Anniversary Value; and
(b)	the current Income Base plus the Income Credit.
If (a) is greater than (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.
Increases to your Income Base and Income Credit Base occur on Benefit Year anniversaries as described above. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the Benefit Year anniversary was greater than your Income Base on the Benefit Year anniversary.
In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, provided no withdrawals are taken prior to that anniversary. If you are eligible for the Minimum Income
Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:
(a)	is the current Income Base, calculated based on the maximum Anniversary Value; and
(b)	is the current Income Base plus the Income Credit if applicable; and
(c)	is the Minimum Income Base.
On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:
(a)	is the Income Base calculated based on the maximum Anniversary Value; and
(b)	is the current Income Credit Base; and
(c)	is the Minimum Income Base.
How do increases and decreases in the Income Base Impact the Maximum Annual Withdrawal Amount?
Increases in the Income Base
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.
Decreases in the Income Base
Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see “What are the effects of withdrawals on MarketLock Income Plus?” below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than or equal to the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.
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What are the effects of withdrawals on MarketLock Income Plus?
The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 10th Benefit Year Anniversary, your Income Base, and if applicable, the Income Credit Base, are not eligible to be increased to the Minimum Income Base.
You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.
Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.
The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:
Income Base and Income Credit Base: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under “How are the components for MarketLock Income Plus calculated?”). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.
Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. Please see ACCESS TO YOUR MONEY above and EXPENSES below.
What is the fee for MarketLock Income Plus?
The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:
Number of Covered Persons	Annualized Fee
For One Covered Person	0.85% of Income Base
For Two Covered Persons	1.10% of Income Base
The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime income payments under this feature.
An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.
If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.
New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at time of First Extension.
Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?
Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension (“First Extension and Second Extension”).
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After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods (“Subsequent Extensions”).
Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us no later than 30 days after the end of each evaluation period. The components of the feature will change to those in effect at the time of extension, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.
If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.
What happens if the contract value is reduced to zero?
All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).
However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.
If the contract value is reduced to zero, the contract’s other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.
When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:
1.	The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).
Any amounts that we may pay under the feature in excess of your contract value are subject to the Company’s financial strength and claims-paying ability.
What happens to MarketLock Income Plus upon a spousal continuation?
If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:
1.	Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or
2.	Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or
2.	Continue the contract with MarketLock Income Plus and its corresponding fee.
The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.
If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. Please see “Is there an additional guarantee if I do not take withdrawals for 10 years?” above. In addition, the Continuing Spouse will be eligible to elect to extend the
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Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. Please see “Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?” above.
Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. Please see DEATH BENEFITS below.
What happens to MarketLock Income Plus upon the Latest Annuity Date?
If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:
1.	Annuitize the contract value under the contract’s annuity provisions; or
2.	Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
3.	Any option mutually agreeable between you and us.
If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.
Can MarketLock Income Plus be cancelled?
MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.
Are there circumstances under which MarketLock Income Plus will automatically terminate?
The feature automatically terminates upon the occurrence of one of the following:
1.	Annuitization of the contract; or
2.	Termination or surrender of the contract; or
3.	A death benefit is paid and the contract is terminated; or
4.	Excess Withdrawals reduce the contract value to zero; or
5.	Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or
6.	A change that removes all Covered Persons from the contract except as noted below and under “Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?”
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.
Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?
Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:
1.	One of the two Covered Persons is removed from the contract, due to reasons other than death; or
2.	The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.
Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under “Can MarketLock Income Plus be cancelled?”
MarketLock for Life Plus
If your contract was issued with an optional Living Benefit prior to May 1, 2008, please see Appendix D – LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2008 for details regarding certain differences to the Living Benefit provisions from those described below.
What is MarketLock For Life Plus?
MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest Anniversary Value or the Income
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Base, as defined below, plus a potential additional amount (“Income Credit”). Thus, MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract’s performance, your withdrawal activity and your longevity.
This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA’s or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received in the contract’s first five years are included in the Income Base.
Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges and all other benefits, features and conditions of your contract.
Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 ½ at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.
We reserve the right to modify, suspend or terminate MarketLock For Life Plus at any time for prospectively issued contracts.
When and how may I elect MarketLock For Life Plus?
You may have elected MarketLock For Life Plus at the time of contract issue. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the “Covered Person(s).” There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.
If you elected one Covered Person:
	Covered Person
	Minimum Age	Maximum Age(1)
One Owner	45	80
Joint Owners (based on the age of the older Owner)	45	80
If you elected two Covered Persons:
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age(1)	Minimum Age	Maximum Age(1)
Non-Qualified: Joint Owners	45	80	45	85
Non-Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(2)
Qualified: One Owner with Spousal Beneficiary	45	80	45	N/A(2)
(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.
(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
How does MarketLock For Life Plus work?
MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.
MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit is calculated as 7% of the Income Credit Base, defined below. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary. Please see “How are the components of MarketLock For Life Plus calculated?” below for details.
What determines the Maximum Annual Withdrawal Percentage?
The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the
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Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.
One Covered Person
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:
Age of the Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
At least age 45 but prior to 60th Birthday	4% of Income Base
At least age 60 but prior to 76th Birthday	5% of Income Base
On or after 76th Birthday	6% of Income Base
Two Covered Persons
If the feature is elected to cover two lives, the following is applicable:
Age of the Younger Covered Person or Surviving Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage
At least age 45 but prior to 60th Birthday	4% of Income Base
At least age 60 but prior to 76th Birthday	5% of Income Base
On or after 76th Birthday	6% of Income Base
If you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given contract year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a contract year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. Please see “What are the effects of withdrawals on MarketLock For Life Plus?” below.
Are there investment requirements if I elect MarketLock For Life Plus?
As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.
Investment Requirements
You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of four ways:
1.	Invest 100% in the SA DFA Ultra Short Bond
2.	Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Allocation A, B or C**
3.	Invest 100% in one or a combination of the following Variable Portfolios: American Funds Asset Allocation, Franklin Income VIP Fund, Franklin Allocation VIP Fund, SA PGI Asset Allocation, SA JPMorgan Diversified Balanced and SA MFS Total Return
*	As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.
**	Please see the Appendix I – POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for allocations for the formerly available Polaris Portfolio Allocator Models.
4.	Invest in accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 100%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
DCA Fixed Accounts
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)
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Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity Maximum	Minimum 0% Maximum 80%	American Funds Asset Allocation
American Funds Global Growth
American Funds Growth
American Funds Growth-Income
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
Lord Abbett Mid Cap Stock
SA AB Growth
SA AB Small & Mid Cap Value
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PineBridge High-Yield Bond
SA PGI Asset Allocation
SA Putnam International Growth and
SA Templeton Foreign Value
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
C. Limited Equity	Minimum 0% Maximum 20%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid Cap Growth
Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Gross Purchase Payment to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract’s allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:
•	any transfer or reallocation you initiate; or
•	any withdrawal you initiate.
Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Gross Purchase Payment and implement those at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM in the prospectus. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.
We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.
How are the components for MarketLock For Life Plus calculated?
First, we determine the Eligible Purchase Payments, which include:
1.	100% of Gross Purchase Payments received during the first contract year; and
2.	Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. We will not accept subsequent Gross Purchase Payments after the 5th contract year.
Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered Ineligible Purchase Payments. We will not accept subsequent Gross Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the
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calculation of Anniversary Values, as defined below. Please see SPOUSAL CONTINUATION below. Total Eligible Purchase Payments are limited to $1,500,000 Value without our prior Company approval.
Second, we consider the Income Credit Period and the Income Base Evaluation Period. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus the Income Credit, if applicable, during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. Please see“Can I extend the Income Base Evaluation Period beyond 10 years?” below. However, you cannot extend the Income Credit Period.
Third, we determine the Anniversary Value which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.
Fourth, we determine the Income Base which initially is equal to the first Eligible Purchase Payment. Please see“What are the effects of withdrawals on MarketLock For Life Plus?” below. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.
Calculation of the Income Base when an Income Credit is Not Available or after Income Credit Period ends:
On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:
(a)	is the current Income Base; and
(b)	is all previous maximum Anniversary Values during the Income Base Evaluation Period.
Calculation of the Income Base when an Income Credit is Available:
The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.
On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:
(a)	the Income Base calculated based on the maximum Anniversary Value; and
(b)	the current Income Base plus the Income Credit.
If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.
Increases to your Income Base and Income Credit Base occur on contract year anniversaries as described above. However eligible Purchase Payments can increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the contract year anniversary was greater than your Income Base on the contract year anniversary.
The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Base and Income Credit Base are decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.
Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.
Finally, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be
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decreased due to Excess Withdrawals. Please see What are the Effects of Withdrawals on MarketLock For Life Plus? below.
What is the fee for MarketLock For Life Plus?
The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:
All years in which the feature is in effect	Annualized Fee
For One Covered Person	0.75% of Income Base
For Two Covered Persons	1.00% of Income Base
The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the Benefit.
An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.
If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.
What are the effects of withdrawals on MarketLock For Life Plus?
The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.
Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.
You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income Credit Period, an Income Credit will not be added to your Income Base in those years.
You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount.
However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.
The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:
Income Base and Income Credit Base: If the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base are not reduced for those withdrawals.
For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.
Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.
Maximum Annual Withdrawal Amount: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under “How are the components for MarketLock For Life Plus calculated?”).
If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.
What happens if the contract value is reduced to zero?
If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains and the feature terminates.
The contract’s other benefits will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.
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When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:
1.	The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
2.	Any option mutually agreeable between you and us.
If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).
Can I extend the Income Base Evaluation Period beyond 10 years?
There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. In order to extend the Income Base Evaluation Period, you must contact us no later than 30 days after the end of the current Income Base Evaluation Period. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. Please see “How are the components for MarketLock For Life Plus calculated?” above. Also, if you extend the Income Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.
If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.
Can I extend the Income Credit Period beyond 10 years?
No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.
What happens to MarketLock For Life Plus upon a spousal continuation?
If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:
1.	Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or
2.	Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.
If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:
1.	Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or
2.	Continue the contract with MarketLock For Life Plus and its corresponding fee.
The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or, if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.
If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See “Can I extend the Income Base Evaluation Period beyond 10 years?” above.
Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?
No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. See DEATH BENEFITS below.
What happens to MarketLock For Life Plus upon the Latest Annuity Date?
If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:
1.	Annuitize the contract value under the contract’s annuity provisions; or
2.	Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date,
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divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
3.	Any option mutually agreeable between you and us.
If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.
Can MarketLock For Life Plus be cancelled?
MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.
Are there circumstances under which MarketLock For Life Plus will automatically terminate?
The feature automatically terminates upon the occurrence of one of the following:
1.	Annuitization of the contract; or
2.	Full surrender or termination of the contract; or
3.	A death benefit is paid and the contract is terminated; or
4.	Excess withdrawals reduce the contract value to zero; or
5.	Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or
6.	A change that removes all Covered Persons from the contract except as noted below and under “Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?”
If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.
Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?
Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered Person:
1.	One of the two Covered Persons is removed from the contract, due to reasons other than death; or
2.	The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.
Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under “Can MarketLock For Life Plus be cancelled?”
MarketLock
What is MarketLock?
MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the “Benefit”). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.
The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract’s market performance, your withdrawal activity, and your longevity.
The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract’s first two years.
Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see ACCESS TO YOUR MONEY section in the prospectus.
Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 ½ at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions
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and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.
We reserve the right to modify, suspend or terminate MarketLock at any time for prospectively issued contracts.
The investment requirements applicable to MarketLock Income Plus and MarketLock For Life Plus, discussed above, are not applicable to MarketLock.
When and how can I elect MarketLock?
You may have elected MarketLock at the time of contract issue and if you were age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.
How does MarketLock work?
MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value (“MAV”) Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.
The Benefit’s components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MarketLock Summary Table below.
The table below is a summary of the MarketLock feature and applicable components of the Benefit. “Benefit Year Anniversary” refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.
MarketLock Summary Table:
Time of First Withdrawal	Maximum Annual Withdrawal Percentage*	Initial Minimum Withdrawal Period
Before 7th Benefit Year anniversary	5%	20 years
On or after 7th Benefit Year anniversary	7%	14.28 years**
On or after the older contract owner’s 65th birthday***	5%	Life of the older contract owner
*	For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.
**	The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.
***	Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.
If you are taking required minimum distributions (“RMD”) from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year; no portion of the withdrawal will be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See “How are the components for MarketLock Calculated?” below.
For details on the effects of withdrawals, please see “What are the Effects of Withdrawals on MarketLock?”
How are the components for MarketLock calculated?
In order to determine the Benefit’s value, we calculate each of the components as described below.
First, we determine the Eligible Purchase Payments, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered Ineligible Purchase Payments. We will not accept subsequent Gross Purchase Payments after the 2nd contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. Please see SPOUSAL
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CONTINUATION below. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.
Second, we consider the MAV Evaluation Period, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.
Third, we determine the Anniversary Value which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.
Fourth, we determine the MAV Benefit Base. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see “What are the effects of withdrawals on MarketLock?” below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year’s Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.
Fifth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.
Finally, we determine the Minimum Withdrawal Period, which is the minimum period of time over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.
For details on the effects of withdrawals, please see “What are the Effects of Withdrawals on MarketLock?” below.
Can I extend MarketLock beyond 7 years?
Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. In order to extend the MAV Evaluation Period, you must contact us no later than 30 days after the end of the current MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See “How are the Components of MarketLock calculated?” Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered after the guaranteed additional evaluation periods at our sole discretion.
If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.
What is the fee for MarketLock?
The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.
The fee will be calculated as a percentage of the MAV Benefit Base and deducted quarterly from your contract value starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will
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result in an increase to the dollar amount of the fee. Alternatively, a decrease in the MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.
If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.
What are the effects of withdrawals on MarketLock?
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.
If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner’s 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under “How are the components for MarketLock calculated?” above, based on when your first withdrawal was taken and adjusted for withdrawals already taken.
Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.
The impact of withdrawals and the effect on each component of MarketLock are further explained below:
MAV Benefit Base: Withdrawals reduce the MAV Benefit Base as follows:
(1)	If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;
(2)	Excess Withdrawals as described above reduce the MAV Benefit Base as follows:
If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of:
(a)	is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal; or
(b)	is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.
Maximum Annual Withdrawal Amount: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under “How are the components for MarketLock calculated?”). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.
Minimum Withdrawal Period:
On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.
The Amount Withdrawn in a Benefit Year	Effect on Minimum Withdrawal Period
Amounts up to the Maximum Annual Withdrawal Amount	New Minimum Withdrawal Period = the MAV Benefit Base (which includes a deduction for any previous withdrawals), divided by the current Maximum Annual Withdrawal Amount
Amounts in excess of the Maximum Annual Withdrawal Amount	New Minimum Withdrawal Period = the Minimum Withdrawal Period as of the prior contract anniversary minus one year
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What happens if the contract value is reduced to zero?
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract’s other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.
When the contract value equals zero, to receive any remaining Benefit, you must select one of the following:
1.	The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or
2.	Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or
3.	Any option mutually agreeable between you and us.
What happens to MarketLock upon a spousal continuation?
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals if eligible, because they are based on the older owner’s life.
If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. Please see SPOUSAL CONTINUATION below. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only one more time. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered Eligible Purchase Payments. However, spousal continuation contributions are included in the calculation of Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.
Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?
Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. See DEATH BENEFITS below. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.
What happens to MarketLock upon the Latest Annuity Date?
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:
1.	Annuitize the contract value under the contract’s annuity income options; or
2.	If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or
3.	Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or
4.	Any option mutually agreeable between you and us.
Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.
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Can MarketLock be cancelled?
MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.
Are there circumstances under which MarketLock will automatically terminate?
The feature automatically terminates upon the occurrence of one of the following:
1.	The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or
2.	Annuitization of the contract; or
3.	Full surrender of the contract; or
4.	Death benefit is paid.
Lifetime withdrawals will not be available in the event of:
1.	An ownership change which results in a change of the older owner;* or
2.	Withdrawals prior to the 65th birthday of the older owner; or
3.	Death of the older owner; or
4.	A Spousal Continuation (upon the death of the older owner); or
5.	A withdrawal in excess of 5% of MAV Benefit Base.**
*	If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.
**	If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

MARKETLOCK EXTENSION parameters

The information below is important to you if you purchased a contract between May 1, 2006 and May 31, 2009 and you elected the MarketLock living benefit. As described in the prospectus you received when you purchased the contract, the initial MAV Evaluation Period ends after the seventh contract year. On or about your seventh contract anniversary you had an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional seven years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your fourteenth contract anniversary. In choosing the second Extension, your fee will change as detailed below. No other parameters or terms of your current living benefit will change as a result of the second Extension.
If you do not wish to elect the second Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you did not elect the first Extension when it was offered, you will not be permitted to extend the MAV Evaluation Period at this time. If you do not elect this second Extension, you will not be eligible for any subsequent Extension in the future.
As with all important financial decisions, we recommend that you discuss this with your financial representative.
For information on the MarketLock living benefit you elected at the time of purchase, please see the MarketLock section under OPTIONAL LIVING BENEFITS above.
How do I elect the second Extension?
If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension for contracts issued between May 1, 2006 and May 31, 2009 are detailed below. The MAV Evaluation Period may be extended for an additional 7-year period.
As a reminder, the MAV Evaluation Period refers to the period of time over which we consider anniversary values. These components are used to calculate the MAV Benefit Base, which determines your Maximum Annual Withdrawal Amount.
What is the fee if I elect the second Extension?
If you elect the second Extension, the fee for the living benefit will be as follows:
Current Annualized Fee After First Extension (calculated as a percentage of the MAV Benefit Base)	Annualized Fee After Second Extension (calculated as a percentage of the MAV Benefit Base)
0.75%	0.95%
As a reminder, you also have the option to cancel your MarketLock living benefit on your seventh anniversary, or any anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock living benefit and you will no longer be charged the fee.

MARKETLOCK INCOME PLUS EXTENSION parameters

The information below is important to you if you purchased a contract between May 1, 2008 and May 3, 2009 and you elected the MarketLock Income Plus living benefit. As described in the prospectus, the initial Income Base Evaluation Period and initial Income Credit Period ends after the fifth contract year. On or about your fifth contract anniversary you had an opportunity to extend both the
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Income Base Evaluation Period and the Income Credit Period (the “MLIP Extension”) for an additional five years. If you elected the initial first Extension, you will have the opportunity to elect a second Extension on or about your tenth contract anniversary, provided the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of Extension. In choosing the second Extension, your fee will change as detailed below. No other parameters or terms of your current benefit, including investment requirements, will change as a result of the second Extension.
If you do not wish to elect the second Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements that applied upon the first Extension. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you did not elect the initial first Extension when it was offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods at this time. If you do not elect this second Extension, you will not be eligible for any subsequent Extension in the future.
As with all important financial decisions, we recommend that you discuss this with your financial representative.
For information on the MarketLock Income Plus living benefit you elected at purchase, please see the MarketLock Income Plus section under OPTIONAL LIVING BENEFITS.
How do I elect the second Extension?
If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension for contracts purchased between May 1, 2008 and May 3, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.
As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.
What is the fee if I elect the second Extension?
If you elect the second Extension, the fee for the living benefit which is calculated as a percentage of the Income Base and deducted quarterly will be increased by 0.15% as follows:
Number of Covered Persons	Current Annualized Fee After First Extension	Annualized Fee After Second Extension
One	1.10%	1.25%
Two	1.35%	1.50%
What are the investment requirements if I elect the second Extension?
If you elect the second Extension, the investment requirements will not change from those that currently apply to the first Extension. Your assets must remain allocated in accordance with one of the following options:
Option 1	100% to one or more of the following portfolios:
American Funds Asset Allocation
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
Option 2	100% in one of the following:
Allocation A*
Allocation B*
* Please see Appendix I – POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for the allocations for the formerly available Polaris Portfolio Allocator Models.
As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your tenth anniversary, or any anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.

MARKETLOCK FOR LIFE PLUS EXTENSION PARAMETERS

The information below is important to you if you purchased a contract between February 11, 2008 and May 3, 2009 and you elected the MarketLock For Life Plus living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period ends after the tenth contract year. On or about your tenth contract anniversary you have an opportunity to extend the Income Base Evaluation Period (the “Extension”) for an additional five years. In choosing the Extension, your fee and investment requirements will
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change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension on or about your tenth anniversary, you will not be permitted to extend the Income Base Evaluation Periods in the future.
As a reminder, you also have the option to cancel your MarketLock For Life Plus living benefit on tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your feature, you will no longer receive the guarantees of the MarketLock For Life Plus living benefit and you will no longer be charged the fee. Please see “Can MarketLock For Life Plus be cancelled?” in the MarketLock For Life Plus section under OPTIONAL LIVING BENEFITS.
As with all important financial decisions, we recommend that you discuss this with your financial representative. You should refer to both the prospectus and the contract endorsement you received at the time of your purchase. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you. If you elect the Extension, we will send you a new contract endorsement.
For information on the MarketLock Income Plus living benefit you elected at purchase, please see MarketLock For Life Plus section under OPTIONAL LIVING BENEFITS in the prospectus.
How do I elect the Extension?
To elect the Extension, you must complete the Election Form we send you. The terms of the Extension for contract purchased between February 11, 2008 and May 3, 2009 are detailed below. The Income Base Evaluation Period may be extended for an additional 5 year period.
As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.
What is the fee if I elect the Extension?
If you purchased your contract between February 11, 2008 and April 30, 2008 and if you elect the Extension, the fee for the feature will be increased by 0.25% as follows:
Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.70%	0.95%
Two	0.95%	1.20%
If you purchased your contract between May 1, 2008 and May 3, 2009 and if you elect the Extension, the fee for the feature will be increased by 0.25% as follows:
Number of Covered Persons	Current Annualized Fee (calculated as a percentage of the Income Base)	Annualized Fee After Extension (calculated as a percentage of the Income Base)
One	0.75%	1.00%
Two	1.00%	1.25%
What are the investment requirements if I elect the Extension?
If you elect the Extension, you must allocate your assets in accordance with one of the following 3 options:
Option 1	100% in one or more of the following Variable Portfolios:
American Funds Asset Allocation
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA PGI Asset Allocation
Option 2	100% in either Allocation A* or Allocation B*
* Please see APPENDIX I – POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for the allocations for the formerly available Polaris Portfolio Allocator Models.
Option 3	100% in accordance with the requirements outlined in the table below:
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Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 100%	SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
Fixed Accounts
1-Year Fixed (if available)
B. Equity Maximum	Minimum 0% Maximum 80%	American Funds Asset Allocation
American Funds Global Growth
American Funds Growth
American Funds Growth-Income
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income Fund
Lord Abbett Growth and Income
Lord Abbett Mid Cap Stock
SA AB Growth
SA AB Small & Mid Cap Value
SA Dogs of Wall Street
SA Janus Focused Growth
SA JPMorgan Diversified Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA Legg Mason BW Large Cap Value
SA MFS Blue Chip Growth
SA MFS Massachusetts Investors Trust
SA MFS Total Return
SA Morgan Stanley International Equities
SA Oppenheimer Main Street Large Cap
SA PineBridge High-Yield Bond Portfolio
SA PGI Asset Allocation
SA Putnam International Growth and Income
SA Templeton Foreign Value
SA Wellington Capital Appreciation
SA WellsCap Aggressive Growth
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
C. Limited Equity	Minimum 0% Maximum 20%	SA Columbia Technology SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

Death Benefits

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see Appendix F for details regarding those features.
We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g. Trust)	Annuitant
We do not pay a death benefit if:
•	your contract value is reduced to zero; or
•	you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. Please see ANNUITY INCOME OPTIONS.
Beneficiary Designation
You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.
•	If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.
•	If the Owner is a non-natural person then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust.
•	If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.
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Death Benefit Processing
We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.
Satisfactory proof of death includes, but may not be limited to:
(1)	A certified copy of the death certificate; or
(2)	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(3)	A written statement by a medical doctor who attended the deceased at the time of death.
When Death Benefits are Calculated
•	All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.
If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.
If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.
For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.
Death Benefit Settlement Options
Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.
•	Lump sum payment; or
•	Annuity Income Option; or
•	Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or
•	Payment option that is mutually agreeable between you and us
After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary’s address of record, unless otherwise required by state law.
In general, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period. Payments associated with such election must begin within one year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. Please see ANNUITY INCOME OPTIONS.
Spousal Continuation
The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.
Upon election of Spousal Continuation:
•	Generally, the contract, its benefits and elected features, if any, remain the same.
•	Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. Please see EXPENSES.
•	Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.
Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.
Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date (“Continuation Contribution”), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse’s death.
We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:
•	Death Claim form; and
•	Satisfactory proof of death of the original Owner.
We will add any Continuation Contribution as of the date we receive both the Continuing Spouse’s written request to continue the contract and satisfactory proof of death of the original Owner (“Continuation Date”) at the Annuity Service Center.
The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. Please see the SPOUSAL CONTINUATION APPENDIX for a discussion of the death benefit calculations upon a Continuing Spouse’s death.
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Please see OPTIONAL LIVING BENEFITS above for information on the effect of Spousal Continuation on these benefits.
Beneficiary Continuation Programs
Please consult a tax adviser regarding tax implications about your particular circumstances if you are considering a Beneficiary Continuation option.
Extended Legacy Program
The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program, if available. This program may not be elected in conjunction with any other settlement option.
Upon election of the Extended Legacy Program:
•	The contract continues in Owner’s name for the benefit of the Beneficiary who elected the Extended Legacy Program.
•	The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.
•	The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.
Upon election of the Extended Legacy Program, the beneficiary may choose to receive the death benefit under (1) a 5-year settlement option or (2) in the form of withdrawals for a longer period of time:
Under the 5-year settlement option, the Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed no later than five years from the date of death of the Owner.
Note: If an IRA Owner died prior to January 1, 2020, the 5-year settlement option is not available if the date of the Owner's death occurred after the required beginning date for distributions.
If the Beneficiary elects to take the death benefit in the form of withdrawals over a longer period of time:
•	Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary’s life expectancy as determined in the calendar year after the Owner’s death, with the flexibility to withdraw more than the IRS required minimum distribution. Certain Beneficiaries may not be able to take minimum distributions over their life expectancy.
•	Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31 of the year following the year of the Owner’s death for IRAs.
Note: for IRAs, if the Owner’s death occurred on or after January 1, 2020, choosing to receive the death benefit in the form of withdrawals for a longer period of time is only available for a Spousal Beneficiary. Non-Spousal Beneficiaries may instead elect the 5-year settlement option, if available.
Also note that the CARES Act provides for a waiver of the IRS required minimum distributions in 2020 for Beneficiaries required to take minimum distributions.
If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.
We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:
•	Death Claim form electing Extended Legacy Program; and
•	Satisfactory proof of death of the original Owner.
Upon the Beneficiary’s request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features.
Restrictions on Extended Legacy Program
•	The Extended Legacy Program cannot be elected with rollover contracts from other companies.
•	No Purchase Payments are permitted.
•	Optional features, including Death Benefits, that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.
•	In the event of the Beneficiary’s death, any remaining contract value will be paid to the person(s) named by the Beneficiary.
•	The contract may not be assigned and ownership may not be changed or jointly owned.
•	Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.
Investment Options
The Beneficiary may transfer funds among the available investment options.
Death Benefit Defined Terms
The term “Withdrawal Adjustment” is used, if you have elected the living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st
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birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.
The term “withdrawals” as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.
Death Benefit
The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.
The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.
The following describes the death benefit without election of the Living Benefit:
If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:
1.	Contract value; or
2.	Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawal since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.
If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:
1.	Contract value; or
2.	The lesser of:
a.	Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or
b.	125% of contract value.
The following describes the death benefit with election of the Living Benefit:
The death benefit is the greatest of:
1.	Contract value; or
2.	Gross Purchase Payments reduced by:
a.	any Withdrawal Adjustments, if the Living Benefit has not been terminated: or
b.	any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or
3.	Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:
a.	any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or
b.	any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.
The anniversary value for any year is equal to the contract value on the applicable anniversary.
If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:
1.	Contract value; or
2.	The lesser of:
a.	Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or
b.	125% of contract value.

Expenses

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.
•	Separate Account Charges
•	Sales Charge
•	Withdrawal Charges
•	Underlying Fund Expenses
•	Contract Maintenance Fee
•	Transfer Fee
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•	Optional Living Benefit Fee
Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. Please see the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY in Appendix C for state-specific expenses.
We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.
Separate Account Charges	0.85%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)
The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.
Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.
If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. Please see PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT below.
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Sales Charge
A sales charge is deducted from all initial and subsequent Gross Purchase Payments you make to your contract. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Variable Portfolio and/or available Fixed Account option. The sales charge equals a percentage of each Gross Purchase Payment and is based on your investment amount at the time each Gross Purchase Payment is received by us, according to the schedule below. We call the investment levels in the schedule below “breakpoints.” You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. Please see EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 9, 2009 in APPENDIX H.
Your investment amount is determined on the day we receive a Gross Purchase Payment. Your initial investment amount is equal to your initial Gross Purchase Payment. Thereafter, your investment amount is equal to the sum of:
(1)	The subsequent Gross Purchase Payment when received by us; and,
(2)	The greater of:
(a)	The contract value on the date that subsequent Gross Purchase Payment is received, or;
(b)	The sum of all previous Gross Purchase Payments made into the contract less any withdrawals.
Sales Charge Schedule
TOTAL INVESTMENT AMOUNT RECEIVED	Maximum Sales Charge as a Percentage of Gross Purchase Payment Invested
Less than $50,000 $ 50,000-$99,999 $100,000-$249,999 $250,000-$499,999 $500,000-$999,999 $1,000,000 and over*	5.75% 4.75% 3.50% 2.50% 2.00% 0.50%
*	Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more investment amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. Please see PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE below.
We recommend that you submit each Gross Purchase Payment through your broker-dealer in order to guarantee that your investment amount is calculated as defined above. If you choose to submit your Gross Purchase Payment directly to us, we recommend that you call our Annuity
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Service Center and/or review your financial confirmation to ensure that the appropriate sales charge was applied.
If your contract was issued prior to November 9, 2009, please see SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 9, 2009 in APPENDIX G.
We reserve the right to modify, suspend, or terminate this program at any time.
Letter of Intent
The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.
Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.
Example:
Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.
You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must notify us on the application and the appropriate form, if applicable that is submitted to us. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.
You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the
13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.
You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.
We reserve the right to modify, suspend or terminate the Letter of Intent provision at any time.
Purchase Payments Subject to a Withdrawal Charge
Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.
Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 – $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 – $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).
When calculating the withdrawal charge, we treat withdrawals as coming first from the Gross Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as
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coming first from taxable earnings, then from Gross Purchase Payments, which are not taxable if your contract is Non-Qualified. Please see ACCESS TO YOUR MONEY above.
If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.
We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.
Withdrawals made prior to age 59½ may result in tax penalties. Please see TAXES below.
Underlying Fund Expenses
Investment Management Fees
Investment management fees are set by the Underlying Funds’ own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.
Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds’ own board of directors.
12b-1 Fees
Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.
There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.
The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.
There are deductions from and expenses paid out of the assets of each Underlying Fund. Detailed information about these deductions and expenses can be found in the prospectuses for the Underlying Funds.
Contract Maintenance Fee
During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.
If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.
Please see APPENDIX C — STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for the state-specific Contract Maintenance Fee.
Transfer Fee
After 15 Transfers	$25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.
In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Optional MarketLock Income Plus Fee
The annualized MarketLock Income Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.
The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed
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and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:
All years in which the feature is in effect	Annualized Fee
For One Covered Person	0.85% of Income Base
For Two Covered Persons	1.10% of Income Base
Optional MarketLock For Life Plus Fee
The annualized MarketLock For Life Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the contract issue date and ending upon termination of the Benefit.
The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:
Number of Covered Persons	Annualized Fee
For One Covered Person	0.75% of Income Base
For Two Covered Persons	1.00% of Income Base
If you purchased your contract prior to May 1, 2008, please see APPENDIX D – LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2008 for the fee applicable to this feature.
Optional MarketLock Fee
The annualized MarketLock fee will be calculated as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:
Annualized Fee
All years in which the feature is in effect	0.50% of MAV Benefit Base
Premium Tax
Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. Please see Appendix C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.
Income Taxes
We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.
Reduction or Elimination of Fees, Expenses and Additional Amounts Credited
Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.
The Company may make such a determination regarding sales to its employees, its affiliates’ employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

Payments in connection with distribution of the contract

Payments We Make
We make payments in connection with the distribution of the contracts that generally fall into the three categories below.
Commissions. Registered representatives of affiliated and unaffiliated broker-dealers (“selling firms”) licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG
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Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.
The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives’ compensation.
Additional Cash Compensation. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation (“revenue sharing”). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.
These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm’s registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.
We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.
If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. Please see REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED above.
We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2019 in the Statement of Additional Information which is available upon request.
Non-Cash Compensation. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.
We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.
Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.
Payments We Receive
We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.
We and our affiliates generally receive three kinds of payments described below.
Rule 12b-1 or Service Fees. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.
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Administrative, Marketing and Support Service Fees. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts’ investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts’ investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.
Other Payments. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor’s, subadvisor’s or distributor’s participation.
In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

Annuity Income Options

The Income Phase
What is the Income Phase?
During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as “annuitizing” your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.
Beginning the Income Phase is an important event. You have different options available to you. You should discuss your options with your financial representative and/or tax adviser so that together you may make the best decision for your particular circumstances.
When does the Income Phase begin?
Generally, you can annuitize your contract any time after your second contract anniversary (“Annuity Date”) and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.
If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first NYSE business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner’s date of birth.
How do I elect to begin the Income Phase?
You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.
What is the impact on the living and death benefits if I annuitize?
If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. Please see OPTIONAL LIVING BENEFITS and DEATH BENEFITS above.
Annuity Income Options
You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.
We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and
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Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.
If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.
If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made. For Qualified contracts, annuity income options may be limited to a 10 year guarantee.
Annuity Income Option 1 – Life Income Annuity
This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.
Annuity Income Option 2 – Joint and Survivor Life Income Annuity
This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies. For Qualified contracts, under certain circumstances, the survivor’s annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 3 – Joint and Survivor Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries. Under certain circumstances, the survivor's annuity income payments may be limited based on the Internal Revenue Code.
Annuity Income Option 4 – Life Income Annuity with 10 or 20 Years Guaranteed
This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. For Qualified contracts, annuity income options may be limited to a 10 year guarantee. Additionally, a guarantee of payments greater than 10 years may not be available to all Beneficiaries.
Annuity Income Option 5 – Income for a Specified Period
This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If your contract is a Qualified contract, a guaranteed period of greater than 10 years may not be available. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. A guarantee of payments for more than 10 years may not be available to all Beneficiaries. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.
The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.
Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.
Fixed or Variable Annuity Income Payments
You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.
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Annuity Income Payments
We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.
If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:
•	for life income options, your age when annuity income payments begin; and
•	the contract value attributable to the Variable Portfolios on the Annuity Date; and
•	the 3.5% assumed investment rate used in the annuity table for the contract; and
•	the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.
If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.
The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate (“AIR”) of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.
Deferment of Payments
We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. Please see ACCESS TO YOUR MONEY above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

Taxes

The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.
Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“IRC”), Treasury Regulations and applicable Internal Revenue Service (“IRS”) guidance to your individual situation.
Refer to the Statement of Additional Information for further details.
Annuity Contracts in General
The IRC provides for special rules regarding the tax treatment of annuity contracts.
•	Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.
•	Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.
•	Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.
Non-Qualified Contract
If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including a Roth IRA, your contract is referred to as a Non-Qualified contract.
Qualified Contract
If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity (“IRA”), including Roth IRA, your contract is referred to as a Qualified contract.
Employer-sponsored plans/arrangements include:
•	Tax-Sheltered Annuities (also referred to as 403(b) annuities)
•	Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)
•	Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans
If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.
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In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through Living Benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1, 2020 include:
•	an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;
•	new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•	elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);
•	a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,
•	reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.
The foregoing is not an exhaustive list. The SECURE Act included many additional provisions affecting Qualified Contracts.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, was signed into law and provides greater access to assets held in tax-qualified retirement plans and IRAs.  The relief provided in the Act includes, but is not limited to:
•	Expanding distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;
•	Waiver of the 10% additional tax for qualifying coronavirus related distributions taken from January 1, 2020 through December 31, 2020, if they are considered early distributions (generally, distributions taken prior to age 59 ½); and,
•	Providing a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be taken in 2020.
Some provisions in the Act are subject to the terms of an employer’s retirement plan and may not be available with your annuity.
Tax Treatment of Purchase Payments
Non-Qualified Contract
In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.
Qualified Contract
Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.
Qualified Contract—Tax-Sheltered Annuity (403(b))
On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. You may wish to discuss the regulations and/or the general information above with your tax adviser.
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Tax Treatment of Distributions
Distributions from Non-Qualified Contracts
Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.
The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:
•	after attaining age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	under an immediate annuity contract;
•	when attributable to Purchase Payments made prior to August 14, 1982.
Partial or Total Withdrawals
If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.
Annuitization
If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.
Annuity to Annuity Transfer
A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a “1035 exchange”).
Additional Tax on Net Investment Income
Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income (“MAGI”) threshold.
Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation below).
Distributions from Qualified Contracts
Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer’s plan or contributed to a Roth IRA or non-deductible traditional IRA.
Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:
•	after attainment of age 59½;
•	when paid to your Beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	dividends paid with respect to stock of a corporation described in IRC Section 404(k);
•	for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;
•	for payment of health insurance if you are unemployed and meet certain requirements;
•	distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;
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•	payments to certain individuals called up for active duty after September 11, 2001;
•	payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;
•	amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;
•	distributions for parents after the “qualified birth or adoption” of a new child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
Non-IRA contracts:
•	payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and
•	transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).
Annuitization
Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.
Direct and Indirect Rollovers
Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	a required minimum distribution,
(b)	a hardship withdrawal, or
(c)	a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.
The IRC limits the withdrawal of an employee’s elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:
•	reaches age 59½;
•	severs employment with the employer;
•	dies;
•	birth or adoption of child (subject to limitations);
•	distributions related to Coronavirus relief, as defined under the CARES Act;
•	becomes disabled (as defined in the IRC); or
•	experiences a financial hardship (as defined in the IRC).*
*	In the case of hardship, the Owner can only withdraw Purchase Payments.
Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.
Annuity to Annuity Transfer (Tax-Sheltered Annuities)
Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer’s plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.
Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.
Required Minimum Distributions
Information in this section generally does not apply to Non-Qualified contracts.
Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.
The CARES Act provides a temporary waiver of required minimum distributions from qualifying retirement plans and IRAs due to be paid in 2020. Please consult your tax adviser regarding any questions.
Commencement Date
Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar
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year in which you attain age 70½ (or age 72, for individuals born on or after July 1, 1949), or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70½ (or age 72, for individuals born on or after July 1, 1949). If you choose to delay your first distribution until the year after the year in which you reach 70½ (72, if applicable) or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.
Combining Distributions from Multiple Contracts
If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.
Automatic Withdrawal Option
You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.
Impact of Optional Benefits
IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or Living Benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.
Tax Treatment of Death Benefits
The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.
Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59½, unless another exception applies. You should consult your tax adviser for more information.
If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits “incidental death benefits” or “life insurance.” The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.
Tax Treatment of Optional Living Benefits
Generally, we will treat amounts credited to the contract value under the optional Living Benefit guarantees, for income tax purposes, as earnings in the contract. Thus, payments of Living Benefits are treated as taxable withdrawals to the extent there are taxable gains in the contract value. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional Living Benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional Living Benefit.
Contracts Owned by a Trust or Corporation
A Trust or Corporation or other Owner that is not a natural person (“Non-Natural Owner”) that is considering purchasing this contract should consult a tax adviser.
Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract’s value in excess of the Owner’s cost basis, and the contract’s cost basis is then increased by a like amount. However, this
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treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.
Withholding
Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence.
Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for Federal income taxes. The amount we withhold is determined by the Code.
You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.
Foreign Account Tax Compliance Act (“FATCA”)
A Contract Owner who is not a “United States person” which is defined to mean:
•	a citizen or resident of the United States
•	a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia
•	any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable withholding certification to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
Gifts, Pledges and/or Assignments of a Contract
Non-Qualified Contracts
If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract’s cash value to the extent it exceeds your cost basis. The recipient’s cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.
Qualified Contracts
The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.
This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:
•	the plan is not an unfunded deferred compensation plan; and
•	the plan funding vehicle is not an IRA.
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You should consult a tax advisor as to the availability of this exception.
Diversification and Investor Control
Diversification
For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be “adequately diversified”. Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.
Investor Control
These investor control limitations generally do not apply to Qualified contracts, which are referred to as “Pension Plan Contracts” for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.
Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.
There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner’s ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.
While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.
Our Taxes
The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Other Information

The Distributor
AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.
The Company
American General Life Insurance Company (“AGL”) is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL’s home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation.
Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company (“SunAmerica Annuity”), a former affiliate of AGL, merged with and into AGL (“Merger”). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.
The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.
Ownership Structure of the Company
AGL is an indirect, wholly owned subsidiary of American International Group, Inc. (“AIG”), a Delaware corporation.
AGL is regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL’s operations.
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American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.
More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov.
Operation of the Company
The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company’s financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.
The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and Living Benefits on the Company’s financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed Living Benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.
The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company’s operations.
The Separate Account
Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account
Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.
Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.
You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.
The General Account
Obligations that are paid out of the Company’s general account (“General Account”) include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.
The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the Living Benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the
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portfolio and we may require that those who elect a Living Benefit allocate their Purchase Payments in accordance with specified investment parameters.
Contracts issued on or prior to December 29, 2006 were issued with a guarantee (the “Guarantee”) by American Home Assurance Company (the “Guarantor”). Please see Appendix B for more information.
Financial Statements
The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.
The Company and Separate Account
The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix B for more information.
Instructions to Obtain Financial Statements
The financial statements of the Company, Separate Account and Guarantor, if applicable, are available on the SEC’s website at http://www.sec.gov. You may request a free copy of the Statement of Additional Information which includes the financial statements by using the request form on the last page of this prospectus or by contacting our Annuity Service Center at:
Mailing Address:
Annuity Service Center
P.O. Box 15570, Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862
We encourage both existing and prospective contract Owners to read and understand the financial statements.
Administration
We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.
We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.
Business Disruption and Cyber Security Risks
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values (“AUVs”), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.
Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as
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COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate AUVs or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Legal Proceedings
There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the variable annuity contracts.
Registration Statements
Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

Contents of Statement of Additional Information

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.
Separate Account and the Company
General Account
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements
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Appendix A – Condensed Financial Information

Variable Portfolios	Fiscal Year Ended 4/30/10	8 Months Ended 12/31/10*	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
American Funds Asset Allocation – AFIS Class 2 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$12.412	(a)$15.640	(a)$16.764	(a)$16.837	(a)$19.397	(a)$23.791	(a)$24.862	(a)$24.997	(a)$27.118	(a)$31.254	(a)$29.561
	(b)$12.218	(b)$15.357	(b)$16.433	(b)$16.464	(b)$18.920	(b)$23.147	(b)$24.130	(b)$24.199	(b)$26.188	(b)$30.106	(b)$28.404
Ending AUV	(a)$15.640	(a)$16.764	(a)$16.837	(a)$19.397	(a)$23.791	(a)$24.862	(a)$24.997	(a)$27.118	(a)$31.254	(a)$29.561	(a)$35.534
	(b)$15.357	(b)$16.433	(b)$16.464	(b)$18.920	(b)$23.147	(b)$24.130	(b)$24.199	(b)$26.188	(b)$30.106	(b)$28.404	(b)$34.058
Ending Number of AUs	(a)12,198,747	(a)11,346,101	(a)9,908,980	(a)8,547,201	(a)9,074,624	(a)8,955,170	(a)8,163,828	(a)7,579,245	(a)6,809,415	(a)6,356,431	(a)5,813,243
	(b)184,255	(b)167,132	(b)150,599	(b)122,362	(b)149,563	(b)154,806	(b)148,261	(b)143,449	(b)130,854	(b)122,549	(b)118,847

American Funds Global Growth – AFIS Class 2 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$16.058	(a)$22.164	(a)$24.316	(a)$21.968	(a)$26.696	(a)$34.195	(a)$34.690	(a)$36.783	(a)$36.699	(a)$47.841	(a)$43.144
	(b)$15.806	(b)$21.761	(b)$23.834	(b)$21.479	(b)$26.036	(b)$33.267	(b)$33.664	(b)$35.606	(b)$35.436	(b)$46.080	(b)$41.451
Ending AUV	(a)$22.164	(a)$24.316	(a)$21.968	(a)$26.696	(a)$34.195	(a)$34.690	(a)$36.783	(a)$36.699	(a)$47.841	(a)$43.144	(a)$57.870
	(b)$21.761	(b)$23.834	(b)$21.479	(b)$26.036	(b)$33.267	(b)$33.664	(b)$35.606	(b)$35.436	(b)$46.080	(b)$41.451	(b)$55.461
Ending Number of AUs	(a)8,135,364	(a)7,569,322	(a)6,808,373	(a)5,654,983	(a)4,694,539	(a)4,171,345	(a)3,702,559	(a)3,451,228	(a)2,999,772	(a)2,687,947	(a)2,348,135
	(b)122,640	(b)116,069	(b)104,031	(b)83,741	(b)73,390	(b)62,262	(b)58,934	(b)53,996	(b)46,693	(b)41,393	(b)38,988

American Funds Growth – AFIS Class 2 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$13.684	(a)$18.985	(a)$20.908	(a)$19.845	(a)$23.196	(a)$29.925	(a)$32.197	(a)$34.113	(a)$37.035	(a)$47.112	(a)$46.595
	(b)$13.467	(b)$18.636	(b)$20.489	(b)$19.398	(b)$22.618	(b)$29.106	(b)$31.238	(b)$33.015	(b)$35.753	(b)$45.368	(b)$44.757
Ending AUV	(a)$18.985	(a)$20.908	(a)$19.845	(a)$23.196	(a)$29.925	(a)$32.197	(a)$34.113	(a)$37.035	(a)$47.112	(a)$46.595	(a)$60.418
	(b)$18.636	(b)$20.489	(b)$19.398	(b)$22.618	(b)$29.106	(b)$31.238	(b)$33.015	(b)$35.753	(b)$45.368	(b)$44.757	(b)$57.891
Ending Number of AUs	(a)6,169,175	(a)5,678,306	(a)5,005,475	(a)4,202,694	(a)3,430,117	(a)2,998,114	(a)2,686,691	(a)2,467,231	(a)2,158,864	(a)1,849,801	(a)1,633,467
	(b)93,343	(b)87,329	(b)79,384	(b)63,982	(b)56,713	(b)45,696	(b)44,738	(b)39,427	(b)33,858	(b)27,456	(b)26,004

American Funds Growth-Income – AFIS Class 2 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$12.268	(a)$16.452	(a)$17.328	(a)$16.867	(a)$19.648	(a)$26.009	(a)$28.532	(a)$28.702	(a)$31.738	(a)$38.514	(a)$37.504
	(b)$12.062	(b)$16.135	(b)$16.966	(b)$16.473	(b)$19.141	(b)$25.276	(b)$27.658	(b)$27.753	(b)$30.613	(b)$37.056	(b)$35.993
Ending AUV	(a)$16.452	(a)$17.328	(a)$16.867	(a)$19.648	(a)$26.009	(a)$28.532	(a)$28.702	(a)$31.738	(a)$38.514	(a)$37.504	(a)$46.906
	(b)$16.135	(b)$16.966	(b)$16.473	(b)$19.141	(b)$25.276	(b)$27.658	(b)$27.753	(b)$30.613	(b)$37.056	(b)$35.993	(b)$44.904
Ending Number of AUs	(a)13,297,931	(a)12,409,667	(a)10,783,993	(a)9,060,462	(a)7,446,014	(a)6,452,365	(a)5,850,131	(a)5,271,051	(a)4,720,490	(a)4,133,199	(a)3,705,858
	(b)168,887	(b)157,423	(b)137,060	(b)111,960	(b)99,087	(b)83,920	(b)78,141	(b)65,797	(b)58,587	(b)56,137	(b)52,811

Franklin Allocation VIP Fund – FTVIPT Class 2 Shares (Inception Date – 2/04/08)
Beginning AUV	(a)$6.651	(a)$8.958	(a)$9.399	(a)$9.176	(a)$10.493	(a)$12.878	(a)$13.133	(a)$12.213	(a)$13.706	(a)$15.218	(a)$13.633
	(b)$6.634	(b)$8.912	(b)$9.336	(b)$9.091	(b)$10.371	(b)$12.696	(b)$12.915	(b)$11.980	(b)$13.411	(b)$14.854	(b)$13.273
Ending AUV	(a)$8.958	(a)$9.399	(a)$9.176	(a)$10.493	(a)$12.878	(a)$13.133	(a)$12.213	(a)$13.706	(a)$15.218	(a)$13.633	(a)$16.202
	(b)$8.912	(b)$9.336	(b)$9.091	(b)$10.371	(b)$12.696	(b)$12.915	(b)$11.980	(b)$13.411	(b)$14.854	(b)$13.273	(b)$15.735
Ending Number of AUs	(a)2,731,570	(a)2,658,437	(a)2,509,007	(a)2,314,030	(a)1,114,759	(a)978,762	(a)968,923	(a)912,386	(a)830,160	(a)788,483	(a)769,743
	(b)12,697	(b)12,438	(b)11,966	(b)10,887	(b)9,873	(b)9,334	(b)1,930	(b)1,744	(b)2,342	(b)1,514	(b)1,389

Franklin Income VIP Fund – FTVIPT Class 2 Shares (Inception Date – 2/04/08)
Beginning AUV	(a)$7.331	(a)$10.018	(a)$10.630	(a)$10.791	(a)$12.053	(a)$13.618	(a)$14.126	(a)$13.018	(a)$14.719	(a)$16.006	(a)$15.187
	(b)$7.322	(b)$9.980	(b)$10.572	(b)$10.705	(b)$11.928	(b)$13.443	(b)$13.910	(b)$12.787	(b)$14.421	(b)$15.643	(b)$14.805
Ending AUV	(a)$10.018	(a)$10.630	(a)$10.791	(a)$12.053	(a)$13.618	(a)$14.126	(a)$13.018	(a)$14.719	(a)$16.006	(a)$15.187	(a)$17.477
	(b)$9.980	(b)$10.572	(b)$10.705	(b)$11.928	(b)$13.443	(b)$13.910	(b)$12.787	(b)$14.421	(b)$15.643	(b)$14.805	(b)$16.995
Ending Number of AUs	(a)1,228,123	(a)1,256,497	(a)1,242,645	(a)1,275,838	(a)1,587,307	(a)1,455,604	(a)1,362,508	(a)1,246,368	(a)1,164,766	(a)1,094,703	(a)974,432
	(b)10,923	(b)18,697	(b)19,610	(b)20,158	(b)21,389	(b)29,876	(b)30,632	(b)29,443	(b)27,962	(b)26,724	(b)26,277

Invesco V.I. American Franchise Fund – AVIF Series II Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$7.116	(a)$10.360	(a)$11.394	(a)$10.576	(a)$11.891	(a)$16.484	(a)$17.679	(a)$18.362	(a)$18.574	(a)$23.395	(a)$22.294
	(b)$7.009	(b)$10.179	(b)$11.176	(b)$10.347	(b)$11.605	(b)$16.048	(b)$17.169	(b)$17.787	(b)$17.948	(b)$22.550	(b)$21.435
Ending AUV	(a)$10.360	(a)$11.394	(a)$10.576	(a)$11.891	(a)$16.484	(a)$17.679	(a)$18.362	(a)$18.574	(a)$23.395	(a)$22.294	(a)$30.157
	(b)$10.179	(b)$11.176	(b)$10.347	(b)$11.605	(b)$16.048	(b)$17.169	(b)$17.787	(b)$17.948	(b)$22.550	(b)$21.435	(b)$28.922
Ending Number of AUs	(a)195,773	(a)178,242	(a)146,759	(a)103,939	(a)83,508	(a)74,355	(a)70,725	(a)63,380	(a)57,210	(a)58,322	(a)51,169
	(b)1,483	(b)1,396	(b)166	(b)166	(b)139	(b)139	(b)138	(b)309	(b)138	(b)138	(b)138

Invesco V.I. Comstock Fund – AVIF Series II Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$8.709	(a)$12.243	(a)$13.167	(a)$12.780	(a)$15.070	(a)$20.271	(a)$21.928	(a)$20.396	(a)$23.659	(a)$27.583	(a)$23.966
	(b)$8.550	(b)$11.989	(b)$12.872	(b)$12.463	(b)$14.659	(b)$19.669	(b)$21.224	(b)$19.691	(b)$22.785	(b)$26.498	(b)$22.965
Ending AUV	(a)$12.243	(a)$13.167	(a)$12.780	(a)$15.070	(a)$20.271	(a)$21.928	(a)$20.396	(a)$23.659	(a)$27.583	(a)$23.966	(a)$29.689
	(b)$11.989	(b)$12.872	(b)$12.463	(b)$14.659	(b)$19.669	(b)$21.224	(b)$19.691	(b)$22.785	(b)$26.498	(b)$22.965	(b)$28.379
Ending Number of AUs	(a)11,307,011	(a)10,539,350	(a)9,245,018	(a)7,773,960	(a)6,491,898	(a)5,679,428	(a)5,255,015	(a)4,652,802	(a)4,148,766	(a)3,791,117	(a)3,351,340
	(b)168,531	(b)154,443	(b)139,987	(b)120,678	(b)107,626	(b)98,047	(b)93,248	(b)83,530	(b)70,177	(b)55,676	(b)53,436

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature
*	Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

Variable Portfolios	Fiscal Year Ended 4/30/10	8 Months Ended 12/31/10*	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
Invesco V.I. Growth and Income Fund – AVIF Series II Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$10.260	(a)$14.426	(a)$14.956	(a)$14.494	(a)$16.433	(a)$21.797	(a)$23.766	(a)$22.784	(a)$26.981	(a)$30.509	(a)$26.138
	(b)$10.054	(b)$14.101	(b)$14.594	(b)$14.108	(b)$15.955	(b)$21.110	(b)$22.960	(b)$21.957	(b)$25.937	(b)$29.255	(b)$25.000
Ending AUV	(a)$14.426	(a)$14.956	(a)$14.494	(a)$16.433	(a)$21.797	(a)$23.766	(a)$22.784	(a)$26.981	(a)$30.509	(a)$26.138	(a)$32.356
	(b)$14.101	(b)$14.594	(b)$14.108	(b)$15.955	(b)$21.110	(b)$22.960	(b)$21.957	(b)$25.937	(b)$29.255	(b)$25.000	(b)$30.871
Ending Number of AUs	(a)11,242,382	(a)10,651,814	(a)9,382,543	(a)8,091,283	(a)6,482,201	(a)5,582,977	(a)5,066,648	(a)4,414,614	(a)3,978,832	(a)3,649,922	(a)3,202,292
	(b)201,648	(b)181,291	(b)161,779	(b)136,496	(b)108,468	(b)91,581	(b)87,637	(b)76,603	(b)63,465	(b)55,987	(b)53,813

Lord Abbett Growth and Income – LASF Class VC Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$8.609	(a)$11.967	(a)$12.591	(a)$11.726	(a)$13.032	(a)$17.561	(a)$18.745	(a)$18.054	(a)$20.965	(a)$23.570	(a)$21.466
	(b)$8.460	(b)$11.731	(b)$12.322	(b)$11.446	(b)$12.689	(b)$17.057	(b)$18.162	(b)$17.449	(b)$20.212	(b)$22.667	(b)$20.591
Ending AUV	(a)$11.967	(a)$12.591	(a)$11.726	(a)$13.032	(a)$17.561	(a)$18.745	(a)$18.054	(a)$20.965	(a)$23.570	(a)$21.466	(a)$26.072
	(b)$11.731	(b)$12.322	(b)$11.446	(b)$12.689	(b)$17.057	(b)$18.162	(b)$17.449	(b)$20.212	(b)$22.667	(b)$20.591	(b)$24.947
Ending Number of AUs	(a)5,788,770	(a)5,341,006	(a)4,623,857	(a)3,930,203	(a)2,803,765	(a)2,335,427	(a)2,083,246	(a)1,850,874	(a)1,662,412	(a)1,431,377	(a)1,248,168
	(b)103,374	(b)98,787	(b)96,119	(b)84,768	(b)58,608	(b)48,496	(b)47,740	(b)39,799	(b)37,014	(b)36,033	(b)34,533

Lord Abbett Mid Cap Stock – LASF Class VC Shares (Inception Date – 8/28/06)
Beginning AUV	(a)$9.091	(a)$13.089	(a)$14.566	(a)$13.863	(a)$15.745	(a)$20.346	(a)$22.499	(a)$21.463	(a)$24.771	(a)$26.241	(a)$22.105
	(b)$8.933	(b)$12.830	(b)$14.254	(b)$13.532	(b)$15.331	(b)$19.762	(b)$21.799	(b)$20.743	(b)$23.880	(b)$25.234	(b)$21.203
Ending AUV	(a)$13.089	(a)$14.566	(a)$13.863	(a)$15.745	(a)$20.346	(a)$22.499	(a)$21.463	(a)$24.771	(a)$26.241	(a)$22.105	(a)$26.880
	(b)$12.830	(b)$14.254	(b)$13.532	(b)$15.331	(b)$19.762	(b)$21.799	(b)$20.743	(b)$23.880	(b)$25.234	(b)$21.203	(b)$25.720
Ending Number of AUs	(a)2,270,488	(a)2,078,217	(a)1,780,264	(a)1,469,511	(a)1,233,545	(a)1,035,985	(a)938,255	(a)850,736	(a)766,738	(a)700,266	(a)631,903
	(b)32,565	(b)23,655	(b)22,029	(b)19,586	(b)16,188	(b)14,032	(b)12,854	(b)11,543	(b)11,576	(b)10,998	(b)10,376

SA AB Growth – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$5.800	(a)$7.788	(a)$8.268	(a)$7.989	(a)$9.213	(a)$12.525	(a)$14.143	(a)$15.563	(a)$15.827	(a)$20.663	(a)$20.909
	(b)$5.681	(b)$7.609	(b)$8.065	(b)$7.773	(b)$8.942	(b)$12.126	(b)$13.658	(b)$14.992	(b)$15.208	(b)$19.806	(b)$19.991
Ending AUV	(a)$7.788	(a)$8.268	(a)$7.989	(a)$9.213	(a)$12.525	(a)$14.143	(a)$15.563	(a)$15.827	(a)$20.663	(a)$20.909	(a)$27.894
	(b)$7.609	(b)$8.065	(b)$7.773	(b)$8.942	(b)$12.126	(b)$13.658	(b)$14.992	(b)$15.208	(b)$19.806	(b)$19.991	(b)$26.603
Ending Number of AUs	(a)1,536,717	(a)1,386,226	(a)1,118,951	(a)935,343	(a)787,183	(a)663,103	(a)602,403	(a)542,817	(a)495,039	(a)985,674	(a)848,897
	(b)26,813	(b)24,925	(b)22,485	(b)17,875	(b)16,973	(b)16,484	(b)14,366	(b)14,549	(b)12,664	(b)23,239	(b)20,951

SA AB Small & Mid Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$7.074	(a)$11.289	(a)$11.812	(a)$10.749	(a)$12.609	(a)$17.185	(a)$18.550	(a)$17.276	(a)$21.352	(a)$23.881	(a)$20.050
	(b)$7.020	(b)$11.175	(b)$11.673	(b)$10.596	(b)$12.399	(b)$16.856	(b)$18.149	(b)$16.861	(b)$20.787	(b)$23.192	(b)$19.422
Ending AUV	(a)$11.289	(a)$11.812	(a)$10.749	(a)$12.609	(a)$17.185	(a)$18.550	(a)$17.276	(a)$21.352	(a)$23.881	(a)$20.050	(a)$23.800
	(b)$11.175	(b)$11.673	(b)$10.596	(b)$12.399	(b)$16.856	(b)$18.149	(b)$16.861	(b)$20.787	(b)$23.192	(b)$19.422	(b)$22.998
Ending Number of AUs	(a)4,330,001	(a)4,053,341	(a)3,847,381	(a)3,375,489	(a)1,887,813	(a)1,400,384	(a)1,310,436	(a)1,105,818	(a)991,877	(a)902,163	(a)836,378
	(b)57,801	(b)56,013	(b)56,523	(b)51,662	(b)35,881	(b)26,276	(b)25,758	(b)22,078	(b)18,084	(b)16,729	(b)16,624

SA Columbia Technology Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$1.557	(a)$2.188	(a)$2.419	(a)$2.264	(a)$2.413	(a)$3.005	(a)$3.711	(a)$4.040	(a)$4.668	(a)$6.242	(a)$5.673
	(b)$1.519	(b)$2.117	(b)$2.333	(b)$2.176	(b)$2.322	(b)$2.888	(b)$3.557	(b)$3.863	(b)$4.453	(b)$5.939	(b)$5.384
Ending AUV	(a)$2.188	(a)$2.419	(a)$2.264	(a)$2.413	(a)$3.005	(a)$3.711	(a)$4.040	(a)$4.668	(a)$6.242	(a)$5.673	(a)$8.724
	(b)$2.117	(b)$2.333	(b)$2.176	(b)$2.322	(b)$2.888	(b)$3.557	(b)$3.863	(b)$4.453	(b)$5.939	(b)$5.384	(b)$8.259
Ending Number of AUs	(a)315,915	(a)320,100	(a)242,634	(a)203,793	(a)159,290	(a)154,555	(a)164,296	(a)186,509	(a)188,153	(a)192,973	(a)181,695
	(b)118	(b)118	(b)118	(b)118	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0	(b)0

SA DFA Ultra Short Bond Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$11.865	(a)$11.727	(a)$11.622	(a)$11.464	(a)$11.311	(a)$11.158	(a)$11.005	(a)$10.862	(a)$10.733	(a)$10.691	(a)$10.731
	(b)$11.570	(b)$11.407	(b)$11.288	(b)$11.105	(b)$10.929	(b)$10.755	(b)$10.581	(b)$10.417	(b)$10.268	(b)$10.202	(b)$10.215
Ending AUV	(a)$11.727	(a)$11.622	(a)$11.464	(a)$11.311	(a)$11.158	(a)$11.005	(a)$10.862	(a)$10.733	(a)$10.691	(a)$10.731	(a)$10.852
	(b)$11.407	(b)$11.288	(b)$11.105	(b)$10.929	(b)$10.755	(b)$10.581	(b)$10.417	(b)$10.268	(b)$10.202	(b)$10.215	(b)$10.304
Ending Number of AUs	(a)923,248	(a)932,080	(a)1,065,113	(a)851,350	(a)846,532	(a)720,491	(a)524,458	(a)712,390	(a)666,094	(a)636,478	(a)710,310
	(b)2,612	(b)2,671	(b)12,947	(b)2,777	(b)1,919	(b)2,720	(b)2,405	(b)2,411	(b)9,566	(b)3,730	(b)5,661

SA Dogs of Wall Street Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$10.130	(a)$13.899	(a)$14.945	(a)$16.657	(a)$18.752	(a)$25.339	(a)$27.757	(a)$28.021	(a)$32.684	(a)$38.411	(a)$37.872
	(b)$9.923	(b)$13.581	(b)$14.577	(b)$16.199	(b)$18.191	(b)$24.520	(b)$26.793	(b)$26.980	(b)$31.391	(b)$36.800	(b)$36.193
Ending AUV	(a)$13.899	(a)$14.945	(a)$16.657	(a)$18.752	(a)$25.339	(a)$27.757	(a)$28.021	(a)$32.684	(a)$38.411	(a)$37.872	(a)$46.754
	(b)$13.581	(b)$14.577	(b)$16.199	(b)$18.191	(b)$24.520	(b)$26.793	(b)$26.980	(b)$31.391	(b)$36.800	(b)$36.193	(b)$44.569
Ending Number of AUs	(a)53,091	(a)81,303	(a)99,735	(a)90,458	(a)335,341	(a)365,725	(a)343,055	(a)313,943	(a)282,919	(a)262,292	(a)233,718
	(b)2,132	(b)808	(b)808	(b)1,105	(b)2,354	(b)4,659	(b)4,727	(b)4,429	(b)2,586	(b)2,309	(b)2,256

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature
*	Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

Variable Portfolios	Fiscal Year Ended 4/30/10	8 Months Ended 12/31/10*	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Federated Hermes Corporate Bond Portfolio (formerly SA Federated Corporate Bond Portfolio) – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$15.045	(a)$19.087	(a)$19.941	(a)$20.987	(a)$23.127	(a)$23.195	(a)$24.273	(a)$23.714	(a)$25.507	(a)$26.903	(a)$25.857
	(b)$14.733	(b)$18.644	(b)$19.446	(b)$20.415	(b)$22.440	(b)$22.450	(b)$23.434	(b)$22.838	(b)$24.504	(b)$25.781	(b)$24.716
Ending AUV	(a)$19.087	(a)$19.941	(a)$20.987	(a)$23.127	(a)$23.195	(a)$24.273	(a)$23.714	(a)$25.507	(a)$26.903	(a)$25.857	(a)$29.380
	(b)$18.644	(b)$19.446	(b)$20.415	(b)$22.440	(b)$22.450	(b)$23.434	(b)$22.838	(b)$24.504	(b)$25.781	(b)$24.716	(b)$28.013
Ending Number of AUs	(a)9,998,898	(a)9,286,896	(a)7,825,877	(a)6,936,227	(a)6,561,621	(a)5,903,527	(a)5,278,516	(a)4,806,470	(a)4,579,233	(a)3,980,367	(a)3,710,214
	(b)148,597	(b)140,513	(b)128,139	(b)112,512	(b)109,837	(b)105,156	(b)93,613	(b)89,898	(b)78,346	(b)66,657	(b)66,733

SA Fidelity Institutional AM® Real Estate Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$16.770	(a)$26.103	(a)$27.375	(a)$29.282	(a)$33.953	(a)$32.881	(a)$42.204	(a)$42.504	(a)$45.667	(a)$47.601	(a)$44.013
	(b)$16.431	(b)$25.511	(b)$26.710	(b)$28.499	(b)$32.963	(b)$31.842	(b)$40.769	(b)$40.957	(b)$43.895	(b)$45.640	(b)$42.094
Ending AUV	(a)$26.103	(a)$27.375	(a)$29.282	(a)$33.953	(a)$32.881	(a)$42.204	(a)$42.504	(a)$45.667	(a)$47.601	(a)$44.013	(a)$54.971
	(b)$25.511	(b)$26.710	(b)$28.499	(b)$32.963	(b)$31.842	(b)$40.769	(b)$40.957	(b)$43.895	(b)$45.640	(b)$42.094	(b)$52.443
Ending Number of AUs	(a)926,752	(a)883,116	(a)750,135	(a)668,496	(a)420,929	(a)259,077	(a)222,148	(a)200,212	(a)190,148	(a)154,231	(a)131,962
	(b)13,631	(b)13,304	(b)12,015	(b)11,527	(b)10,125	(b)6,382	(b)5,339	(b)4,844	(b)4,111	(b)3,715	(b)3,593

SA Franklin Small Company Value Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$6.286	(a)$9.420	(a)$10.073	(a)$9.642	(a)$11.240	(a)$15.050	(a)$14.889	(a)$13.628	(a)$17.642	(a)$19.163	(a)$16.529
	(b)$6.239	(b)$9.326	(b)$9.956	(b)$9.506	(b)$11.054	(b)$14.764	(b)$14.569	(b)$13.302	(b)$17.177	(b)$18.612	(b)$16.013
Ending AUV	(a)$9.420	(a)$10.073	(a)$9.642	(a)$11.240	(a)$15.050	(a)$14.889	(a)$13.628	(a)$17.642	(a)$19.163	(a)$16.529	(a)$20.679
	(b)$9.326	(b)$9.956	(b)$9.506	(b)$11.054	(b)$14.764	(b)$14.569	(b)$13.302	(b)$17.177	(b)$18.612	(b)$16.013	(b)$19.984
Ending Number of AUs	(a)3,100,603	(a)2,830,259	(a)2,556,855	(a)2,203,082	(a)1,429,345	(a)1,193,855	(a)1,083,227	(a)923,958	(a)833,104	(a)746,090	(a)691,071
	(b)41,058	(b)36,365	(b)36,103	(b)34,361	(b)28,227	(b)23,905	(b)22,669	(b)19,500	(b)17,876	(b)17,273	(b)16,642

SA Goldman Sachs Global Bond Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$14.739	(a)$16.352	(a)$17.226	(a)$18.017	(a)$18.512	(a)$17.661	(a)$17.409	(a)$16.724	(a)$16.758	(a)$17.704	(a)$17.077
	(b)$14.443	(b)$15.984	(b)$16.809	(b)$17.537	(b)$17.974	(b)$17.106	(b)$16.819	(b)$16.117	(b)$16.110	(b)$16.977	(b)$16.334
Ending AUV	(a)$16.352	(a)$17.226	(a)$18.017	(a)$18.512	(a)$17.661	(a)$17.409	(a)$16.724	(a)$16.758	(a)$17.704	(a)$17.077	(a)$18.051
	(b)$15.984	(b)$16.809	(b)$17.537	(b)$17.974	(b)$17.106	(b)$16.819	(b)$16.117	(b)$16.110	(b)$16.977	(b)$16.334	(b)$17.223
Ending Number of AUs	(a)1,592,845	(a)1,554,881	(a)1,366,513	(a)1,319,046	(a)1,464,795	(a)1,429,053	(a)1,340,218	(a)1,311,806	(a)1,295,108	(a)1,143,801	(a)1,136,527
	(b)26,163	(b)22,866	(b)18,136	(b)16,113	(b)15,938	(b)24,564	(b)25,104	(b)23,346	(b)19,576	(b)14,294	(b)15,292

SA Invesco Growth Opportunities Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$4.177	(a)$5.649	(a)$6.207	(a)$5.994	(a)$6.970	(a)$9.499	(a)$9.746	(a)$9.575	(a)$9.842	(a)$12.154	(a)$11.446
	(b)$4.333	(b)$5.844	(b)$6.411	(b)$6.175	(b)$7.163	(b)$9.738	(b)$9.966	(b)$9.767	(b)$10.014	(b)$12.336	(b)$11.588
Ending AUV	(a)$5.649	(a)$6.207	(a)$5.994	(a)$6.970	(a)$9.499	(a)$9.746	(a)$9.575	(a)$9.842	(a)$12.154	(a)$11.446	(a)$14.606
	(b)$5.844	(b)$6.411	(b)$6.175	(b)$7.163	(b)$9.738	(b)$9.966	(b)$9.767	(b)$10.014	(b)$12.336	(b)$11.588	(b)$14.750
Ending Number of AUs	(a)3,324,833	(a)3,225,444	(a)3,011,808	(a)2,762,009	(a)1,336,246	(a)981,297	(a)882,816	(a)808,898	(a)690,241	(a)570,122	(a)497,513
	(b)49,097	(b)49,351	(b)46,955	(b)41,628	(b)28,916	(b)16,405	(b)17,484	(b)14,492	(b)10,010	(b)8,754	(b)8,279

SA Janus Focused Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$6.923	(a)$9.420	(a)$10.252	(a)$9.994	(a)$10.997	(a)$14.652	(a)$16.119	(a)$15.985	(a)$15.582	(a)$20.059	(a)$20.096
	(b)$6.871	(b)$9.327	(b)$10.133	(b)$9.853	(b)$10.815	(b)$14.373	(b)$15.773	(b)$15.604	(b)$15.172	(b)$19.483	(b)$19.470
Ending AUV	(a)$9.420	(a)$10.252	(a)$9.994	(a)$10.997	(a)$14.652	(a)$16.119	(a)$15.985	(a)$15.582	(a)$20.059	(a)$20.096	(a)$27.090
	(b)$9.327	(b)$10.133	(b)$9.853	(b)$10.815	(b)$14.373	(b)$15.773	(b)$15.604	(b)$15.172	(b)$19.483	(b)$19.470	(b)$26.180
Ending Number of AUs	(a)286,710	(a)281,580	(a)259,755	(a)239,934	(a)462,720	(a)457,400	(a)453,848	(a)440,638	(a)367,075	(a)310,928	(a)268,633
	(b)14,792	(b)14,614	(b)14,239	(b)11,369	(b)11,172	(b)13,091	(b)12,963	(b)12,534	(b)9,778	(b)8,942	(b)8,728

SA JPMorgan Diversified Balanced Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$7.482	(a)$9.597	(a)$10.103	(a)$10.220	(a)$11.435	(a)$13.514	(a)$14.895	(a)$14.737	(a)$15.620	(a)$17.699	(a)$16.151
	(b)$7.284	(b)$9.319	(b)$9.793	(b)$9.881	(b)$11.028	(b)$13.000	(b)$14.294	(b)$14.106	(b)$14.915	(b)$16.858	(b)$15.345
Ending AUV	(a)$9.597	(a)$10.103	(a)$10.220	(a)$11.435	(a)$13.514	(a)$14.895	(a)$14.737	(a)$15.620	(a)$17.699	(a)$16.151	(a)$19.012
	(b)$9.319	(b)$9.793	(b)$9.881	(b)$11.028	(b)$13.000	(b)$14.294	(b)$14.106	(b)$14.915	(b)$16.858	(b)$15.345	(b)$18.018
Ending Number of AUs	(a)316,261	(a)331,116	(a)325,995	(a)299,487	(a)783,443	(a)761,596	(a)736,281	(a)795,281	(a)700,594	(a)711,840	(a)693,553
	(b)3,508	(b)2,257	(b)4,616	(b)4,586	(b)0	(b)2,155	(b)2,131	(b)2,146	(b)2,678	(b)2,590	(b)2,489

SA JPMorgan Emerging Markets Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$16.723	(a)$25.519	(a)$29.467	(a)$21.541	(a)$25.301	(a)$24.177	(a)$22.505	(a)$19.081	(a)$20.893	(a)$29.401	(a)$23.446
	(b)$16.413	(b)$24.983	(b)$28.800	(b)$21.001	(b)$24.605	(b)$23.453	(b)$21.777	(b)$18.417	(b)$20.116	(b)$28.238	(b)$22.462
Ending AUV	(a)$25.519	(a)$29.467	(a)$21.541	(a)$25.301	(a)$24.177	(a)$22.505	(a)$19.081	(a)$20.893	(a)$29.401	(a)$23.446	(a)$28.083
	(b)$24.983	(b)$28.800	(b)$21.001	(b)$24.605	(b)$23.453	(b)$21.777	(b)$18.417	(b)$20.116	(b)$28.238	(b)$22.462	(b)$26.837
Ending Number of AUs	(a)424,086	(a)411,775	(a)404,837	(a)371,001	(a)347,643	(a)324,776	(a)334,101	(a)294,506	(a)241,126	(a)229,609	(a)214,850
	(b)5,937	(b)8,417	(b)9,025	(b)8,865	(b)9,389	(b)10,228	(b)9,819	(b)9,459	(b)6,914	(b)7,196	(b)7,089

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature
*	Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

Variable Portfolios	Fiscal Year Ended 4/30/10	8 Months Ended 12/31/10*	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA JPMorgan Equity-Income Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$6.458	(a)$8.464	(a)$8.980	(a)$9.622	(a)$10.825	(a)$14.107	(a)$15.921	(a)$15.404	(a)$17.605	(a)$20.597	(a)$19.465
	(b)$6.293	(b)$8.228	(b)$8.715	(b)$9.316	(b)$10.454	(b)$13.590	(b)$15.300	(b)$14.766	(b)$16.834	(b)$19.646	(b)$18.519
Ending AUV	(a)$8.464	(a)$8.980	(a)$9.622	(a)$10.825	(a)$14.107	(a)$15.921	(a)$15.404	(a)$17.605	(a)$20.597	(a)$19.465	(a)$24.480
	(b)$8.228	(b)$8.715	(b)$9.316	(b)$10.454	(b)$13.590	(b)$15.300	(b)$14.766	(b)$16.834	(b)$19.646	(b)$18.519	(b)$23.232
Ending Number of AUs	(a)560,637	(a)510,660	(a)511,134	(a)513,793	(a)1,284,526	(a)1,284,800	(a)1,290,585	(a)1,194,398	(a)1,070,078	(a)922,989	(a)830,614
	(b)12,307	(b)12,301	(b)12,290	(b)10,360	(b)14,700	(b)14,083	(b)14,638	(b)14,161	(b)7,107	(b)4,105	(b)4,070

SA JPMorgan Global Equities Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$6.513	(a)$8.954	(a)$9.737	(a)$8.630	(a)$9.977	(a)$12.454	(a)$12.834	(a)$12.538	(a)$13.104	(a)$16.115	(a)$14.172
	(b)$6.384	(b)$8.770	(b)$9.529	(b)$8.434	(b)$9.726	(b)$12.110	(b)$12.449	(b)$12.131	(b)$12.647	(b)$15.515	(b)$13.609
Ending AUV	(a)$8.954	(a)$9.737	(a)$8.630	(a)$9.977	(a)$12.454	(a)$12.834	(a)$12.538	(a)$13.104	(a)$16.115	(a)$14.172	(a)$16.802
	(b)$8.770	(b)N/A	(b)$8.434	(b)$9.726	(b)$12.110	(b)$12.449	(b)$12.131	(b)$12.647	(b)$15.515	(b)$13.609	(b)$16.095
Ending Number of AUs	(a)143,128	(a)145,844	(a)128,888	(a)116,626	(a)108,871	(a)116,948	(a)106,328	(a)100,746	(a)100,938	(a)103,340	(a)96,985
	(b)659	(b)650	(b)647	(b)626	(b)590	(b)193	(b)179	(b)180	(b)157	(b)0	(b)0

SA JPMorgan MFS Core Bond Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$16.494	(a)$18.130	(a)$18.572	(a)$19.539	(a)$20.731	(a)$19.768	(a)$20.493	(a)$20.245	(a)$20.699	(a)$21.282	(a)$20.953
	(b)$16.169	(b)$17.729	(b)$18.130	(b)$19.026	(b)$20.136	(b)$19.154	(b)$19.806	(b)$19.518	(b)$19.906	(b)$20.415	(b)$20.049
Ending AUV	(a)$18.130	(a)$18.572	(a)$19.539	(a)$20.731	(a)$19.768	(a)$20.493	(a)$20.245	(a)$20.699	(a)$21.282	(a)$20.953	(a)$22.652
	(b)$17.729	(b)$18.130	(b)$19.026	(b)$20.136	(b)$19.154	(b)$19.806	(b)$19.518	(b)$19.906	(b)$20.415	(b)$20.049	(b)$21.621
Ending Number of AUs	(a)4,141,983	(a)4,388,791	(a)4,126,544	(a)4,137,852	(a)3,874,189	(a)3,403,874	(a)3,227,975	(a)3,206,276	(a)3,216,496	(a)2,824,695	(a)2,867,792
	(b)60,027	(b)61,101	(b)54,171	(b)59,758	(b)62,082	(b)64,352	(b)68,085	(b)64,991	(b)50,318	(b)42,020	(b)47,024

SA JPMorgan Mid-Cap Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$6.372	(a)$8.889	(a)$10.046	(a)$9.347	(a)$10.729	(a)$15.114	(a)$16.633	(a)$16.942	(a)$16.791	(a)$21.531	(a)$20.255
	(b)$6.243	(b)$8.687	(b)$9.802	(b)$9.097	(b)$10.416	(b)$14.636	(b)$16.066	(b)$16.324	(b)$16.138	(b)$20.643	(b)$19.371
Ending AUV	(a)$8.889	(a)$10.046	(a)$9.347	(a)$10.729	(a)$15.114	(a)$16.633	(a)$16.942	(a)$16.791	(a)$21.531	(a)$20.255	(a)$27.966
	(b)$8.687	(b)$9.802	(b)$9.097	(b)$10.416	(b)$14.636	(b)$16.066	(b)$16.324	(b)$16.138	(b)$20.643	(b)$19.371	(b)$26.678
Ending Number of AUs	(a)271,002	(a)351,244	(a)413,646	(a)443,972	(a)373,448	(a)340,334	(a)315,071	(a)309,286	(a)282,700	(a)271,406	(a)272,690
	(b)10,929	(b)14,923	(b)17,105	(b)17,016	(b)16,690	(b)11,360	(b)11,074	(b)11,483	(b)11,875	(b)11,827	(b)11,759

SA Legg Mason BW Large Cap Value Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$10.012	(a)$13.762	(a)$14.615	(a)$13.844	(a)$15.433	(a)$20.406	(a)$21.543	(a)$21.587	(a)$24.468	(a)$29.180	(a)$26.369
	(b)$9.805	(b)$13.443	(b)$14.254	(b)$13.468	(b)$14.976	(b)$19.752	(b)$20.801	(b)$20.791	(b)$23.507	(b)$27.964	(b)$25.207
Ending AUV	(a)$13.762	(a)$14.615	(a)$13.844	(a)$15.433	(a)$20.406	(a)$21.543	(a)$21.587	(a)$24.468	(a)$29.180	(a)$26.369	(a)$32.783
	(b)$13.443	(b)$14.254	(b)$13.468	(b)$14.976	(b)$19.752	(b)$20.801	(b)$20.791	(b)$23.507	(b)$27.964	(b)$25.207	(b)$31.260
Ending Number of AUs	(a)7,046,454	(a)6,485,341	(a)5,626,575	(a)4,912,214	(a)3,893,155	(a)3,417,508	(a)3,038,610	(a)2,673,100	(a)2,336,284	(a)2,104,817	(a)1,845,736
	(b)111,716	(b)100,758	(b)93,562	(b)75,833	(b)62,477	(b)56,020	(b)53,523	(b)47,215	(b)40,017	(b)36,381	(b)35,342

SA MFS Blue Chip Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$4.411	(a)$5.857	(a)$6.261	(a)$5.846	(a)$6.451	(a)$8.549	(a)$9,463	(a)$9.770	(a)$10.277	(a)$12.913	(a)$12.101
	(b)$4.292	(b)$5.680	(b)$6.065	(b)$5.652	(b)$6.221	(b)$8.224	(b)$9.080	(b)$9.352	(b)$9.812	(b)$12.299	(b)$11.496
Ending AUV	(a)$5.857	(a)$6.261	(a)$5.846	(a)$6.451	(a)$8.549	(a)$9.463	(a)$9.770	(a)$10.277	(a)$12.913	(a)$12.101	(a)$15.823
	(b)$5.680	(b)$6.065	(b)$5.652	(b)$6.221	(b)$8.224	(b)$9.080	(b)$9.352	(b)$9.812	(b)$12.299	(b)$11.496	(b)$14.994
Ending Number of AUs	(a)219,496	(a)248,706	(a)241,176	(a)233,535	(a)172,151	(a)184,959	(a)201,742	(a)243,335	(a)258,834	(a)299,697	(a)315,024
	(b)898	(b)902	(b)922	(b)943	(b)823	(b)784	(b)1,199	(b)585	(b)141	(b)141	(b)141

SA MFS Massachusetts Investors Trust Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$7.895	(a)$10.594	(a)$11.064	(a)$10.734	(a)$12.650	(a)$16.493	(a)$18.087	(a)$17.928	(a)$19.264	(a)$23.515	(a)$22.000
	(b)$7.639	(b)$10.225	(b)$10.661	(b)$10.317	(b)$12.129	(b)$15.774	(b)$17.255	(b)$17.061	(b)$18.286	(b)$22.266	(b)$20.779
Ending AUV	(a)$10.594	(a)$11.064	(a)$10.734	(a)$12.650	(a)$16.493	(a)$18.087	(a)$17.928	(a)$19.264	(a)$23.515	(a)$22.000	(a)$28.685
	(b)$10.225	(b)$10.661	(b)$10.317	(b)$12.129	(b)$15.774	(b)$17.255	(b)$17.061	(b)$18.286	(b)$22.266	(b)$20.779	(b)$27.026
Ending Number of AUs	(a)2,562,919	(a)2,607,470	(a)2,550,427	(a)2,367,983	(a)2,188,063	(a)1,975,503	(a)1,803,746	(a)1,655,367	(a)1,420,991	(a)1,274,318	(a)1,090,330
	(b)37,294	(b)41,067	(b)40,679	(b)38,957	(b)33,183	(b)27,986	(b)28,405	(b)26,384	(b)14,489	(b)12,317	(b)11,337

SA MFS Total Return Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$12.538	(a)$15.511	(a)$16.191	(a)$16.323	(a)$17.971	(a)$21.153	(a)$22.689	(a)$22.338	(a)$24.099	(a)$26.750	(a)$24.933
	(b)$12.282	(b)$15.156	(b)$15.794	(b)$15.882	(b)$17.443	(b)$20.480	(b)$21.912	(b)$21.519	(b)$23.157	(b)$25.641	(b)$23.840
Ending AUV	(a)$15.511	(a)$16.191	(a)$16.323	(a)$17.971	(a)$21.153	(a)$22.689	(a)$22.338	(a)$24.099	(a)$26.750	(a)$24.933	(a)$29.680
	(b)$15.156	(b)$15.794	(b)$15.882	(b)$17.443	(b)$20.480	(b)$21.912	(b)$21.519	(b)$23.157	(b)$25.641	(b)$23.840	(b)$28.308
Ending Number of AUs	(a)8,460,296	(a)7,741,197	(a)6,607,241	(a)5,693,953	(a)5,330,277	(a)4,737,205	(a)4,283,066	(a)3,944,459	(a)3,592,628	(a)3,217,687	(a)2,909,225
	(b)153,645	(b)132,568	(b)121,360	(b)102,625	(b)90,771	(b)86,978	(b)83,255	(b)81,314	(b)73,443	(b)67,156	(b)67,193

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature
*	Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

Variable Portfolios	Fiscal Year Ended 4/30/10	8 Months Ended 12/31/10*	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Morgan Stanley International Equities Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$6.249	(a)$8.370	(a)$9.180	(a)$7.754	(a)$8.999	(a)$10.737	(a)$9.722	(a)$9.641	(a)$9.350	(a)$11.564	(a)$9.845
	(b)$6.127	(b)$8.185	(b)$8.963	(b)$7.551	(b)$8.742	(b)$10.404	(b)$9.397	(b)$9.296	(b)$8.992	(b)$11.094	(b)$9.421
Ending AUV	(a)$8.370	(a)$9.180	(a)$7.754	(a)$8.999	(a)$10.737	(a)$9.722	(a)$9.641	(a)$9.350	(a)$11.564	(a)$9.845	(a)$11.732
	(b)$8.185	(b)$8.963	(b)$7.551	(b)$8.742	(b)$10.404	(b)$9.397	(b)$9.296	(b)$8.992	(b)$11.094	(b)$9.421	(b)$11.199
Ending Number of AUs	(a)678,398	(a)642,959	(a)584,966	(a)487,327	(a)622,928	(a)661,610	(a)628,356	(a)633,922	(a)572,559	(a)566,171	(a)522,300
	(b)8,229	(b)8,143	(b)7,059	(b)6,794	(b)7,654	(b)7,883	(b)9,552	(b)9,759	(b)6,848	(b)6,816	(b)6,915

SA Oppenheimer Main Street Large Cap Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$8.450	(a)$11.197	(a)$12.210	(a)$12.063	(a)$13.942	(a)$18.095	(a)$19.766	(a)$20.136	(a)$22.238	(a)$25.707	(a)$23.418
	(b)$8.279	(b)$10.943	(b)$11.913	(b)$11.740	(b)$13.534	(b)$17.523	(b)$19.093	(b)$19.402	(b)$21.375	(b)$24.647	(b)$22.396
Ending AUV	(a)$11.197	(a)$12.210	(a)$12.063	(a)$13.942	(a)$18.095	(a)$19.766	(a)$20.136	(a)$22.238	(a)$25.707	(a)$23.418	(a)$30.552
	(b)$10.943	(b)$11.913	(b)$11.740	(b)$13.534	(b)$17.523	(b)$19.093	(b)$19.402	(b)$21.375	(b)$24.647	(b)$22.396	(b)$29.146
Ending Number of AUs	(a)90,102	(a)100,161	(a)84,431	(a)94,964	(a)402,795	(a)452,894	(a)418,022	(a)381,939	(a)344,861	(a)341,244	(a)289,775
	(b)4,136	(b)5,469	(b)5,259	(b)6,833	(b)8,042	(b)7,520	(b)7,344	(b)7,188	(b)4,429	(b)4,109	(b)3,852

SA PGI Asset Allocation Portfolio – AST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$11.218	(a)$14.345	(a)$15.322	(a)$15.295	(a)$16.935	(a)$19.746	(a)$20.987	(a)$20.399	(a)$22.351	(a)$25.147	(a)$23.745
	(b)$10.991	(b)$14.020	(b)$14.950	(b)$14.886	(b)$16.440	(b)$19.122	(b)$20.273	(b)$19.656	(b)$21.483	(b)$24.111	(b)$22.710
Ending AUV	(a)$14.345	(a)$15.322	(a)$15.295	(a)$16.935	(a)$19.746	(a)$20.987	(a)$20.399	(a)$22.351	(a)$25.147	(a)$23.745	(a)$28.302
	(b)$14.020	(b)$14.950	(b)$14.886	(b)$16.440	(b)$19.122	(b)$20.273	(b)$19.656	(b)$21.483	(b)$24.111	(b)$22.710	(b)$27.000
Ending Number of AUs	(a)289,041	(a)300,106	(a)307,308	(a)273,068	(a)511,239	(a)536,254	(a)527,035	(a)494,468	(a)472,107	(a)443,164	(a)392,753
	(b)9,708	(b)9,547	(b)10,381	(b)10,126	(b)6,957	(b)8,346	(b)8,294	(b)8,213	(b)4,232	(b)4,123	(b)4,030

SA PineBridge High-Yield Bond Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$11.049	(a)$15.111	(a)$16.091	(a)$16.596	(a)$19.203	(a)$20.496	(a)$20.443	(a)$19.351	(a)$22.633	(a)$24.565	(a)$23.368
	(b)$10.837	(b)$14.784	(b)$15.717	(b)$16.170	(b)$18.663	(b)$19.869	(b)$19.769	(b)$18.666	(b)$21.777	(b)$23.578	(b)$22.372
Ending AUV	(a)$15.111	(a)$16.091	(a)$16.596	(a)$19.203	(a)$20.496	(a)$20.443	(a)$19.351	(a)$22.633	(a)$24.565	(a)$23.368	(a)$26.520
	(b)$14.784	(b)$15.717	(b)$16.170	(b)$18.663	(b)$19.869	(b)$19.769	(b)$18.666	(b)$21.777	(b)$23.578	(b)$22.372	(b)$25.327
Ending Number of AUs	(a)2,574,462	(a)2,367,845	(a)2,036,917	(a)1,796,336	(a)1,655,831	(a)1,527,808	(a)1,399,017	(a)1,221,623	(a)1,136,301	(a)1,008,652	(a)927,968
	(b)41,600	(b)36,279	(b)31,964	(b)33,730	(b)33,916	(b)34,304	(b)29,650	(b)28,042	(b)21,946	(b)19,962	(b)17,768

SA Putnam International Growth and Income Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$7.965	(a)$10.742	(a)$11.507	(a)$9.811	(a)$11.769	(a)$14.207	(a)$12.723	(a)$12.382	(a)$12.432	(a)$15.307	(a)$12.473
	(b)$7.807	(b)$10.502	(b)$11.231	(b)$9.552	(b)$11.430	(b)$13.762	(b)$12.294	(b)$11.935	(b)$11.953	(b)$14.681	(b)$11.933
Ending AUV	(a)$10.742	(a)$11.507	(a)$9.811	(a)$11.769	(a)$14.207	(a)$12.723	(a)$12.382	(a)$12.432	(a)$15.307	(a)$12.473	(a)$14.844
	(b)$10.502	(b)$11.231	(b)$9.552	(b)$11.430	(b)$13.762	(b)$12.294	(b)$11.935	(b)$11.953	(b)$14.681	(b)$11.933	(b)$14.166
Ending Number of AUs	(a)3,594,598	(a)3,389,385	(a)3,290,580	(a)2,870,299	(a)1,678,495	(a)1,363,899	(a)1,194,783	(a)1,143,961	(a)981,136	(a)885,735	(a)786,171
	(b)46,238	(b)45,988	(b)48,678	(b)45,659	(b)35,684	(b)28,076	(b)29,734	(b)27,558	(b)22,077	(b)19,314	(b)18,615

SA Templeton Foreign Value Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$7.199	(a)$9.298	(a)$9.739	(a)$8.512	(a)$10.068	(a)$12.287	(a)$11.334	(a)$10.689	(a)$10.722	(a)$12.913	(a)$10.709
	(b)$7.146	(b)$9.207	(b)$9.627	(b)$8.393	(b)$9.902	(b)$12.055	(b)$11.092	(b)$10.435	(b)$10.441	(b)$12.543	(b)$10.376
Ending AUV	(a)$9.298	(a)$9.739	(a)$8.512	(a)$10.068	(a)$12.287	(a)$11.334	(a)$10.689	(a)$10.722	(a)$12.913	(a)$10.709	(a)$11.881
	(b)$9.207	(b)$9.627	(b)$8.393	(b)$9.902	(b)$12.055	(b)$11.092	(b)$10.435	(b)$10.441	(b)$12.543	(b)$10.376	(b)$11.483
Ending Number of AUs	(a)6,428,456	(a)6,465,262	(a)6,372,025	(a)5,529,652	(a)4,019,606	(a)3,601,012	(a)3,319,343	(a)3,097,671	(a)2,690,090	(a)2,548,672	(a)2,410,822
	(b)100,970	(b)93,727	(b)91,547	(b)88,979	(b)74,418	(b)63,083	(b)61,895	(b)57,859	(b)45,241	(b)41,503	(b)41,718

SA Wellington Capital Appreciation Portfolio – AST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$10.547	(a)$15.245	(a)$17.236	(a)$15.846	(a)$19.418	(a)$26.086	(a)$29.733	(a)$31.976	(a)$32.254	(a)$42.359	(a)$41.583
	(b)$10.323	(b)$14.884	(b)$16.799	(b)$15.406	(b)$18.831	(b)$25.235	(b)$28.691	(b)$30.778	(b)$30.968	(b)$40.570	(b)$39.726
Ending AUV	(a)$15.245	(a)$17.236	(a)$15.846	(a)$19.418	(a)$26.086	(a)$29.733	(a)$31.976	(a)$32.254	(a)$42.359	(a)$41.583	(a)$53.946
	(b)$14.884	(b)$16.799	(b)$15.406	(b)$18.831	(b)$25.235	(b)$28.691	(b)$30.778	(b)$30.968	(b)$40.570	(b)$39.726	(b)$51.409
Ending Number of AUs	(a)8,115,186	(a)7,324,423	(a)6,392,822	(a)5,167,574	(a)4,494,278	(a)3,929,575	(a)3,451,580	(a)3,163,291	(a)2,719,867	(a)2,383,058	(a)2,075,343
	(b)157,025	(b)133,988	(b)124,318	(b)88,249	(b)76,538	(b)65,204	(b)60,998	(b)58,222	(b)49,485	(b)45,811	(b)44,327

SA Wellington Government and Quality Bond Portfolio – AST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$14.955	(a)$15.660	(a)$15.930	(a)$16.873	(a)$17.321	(a)$16.774	(a)$17.448	(a)$17.351	(a)$17.413	(a)$17.741	(a)$17.553
	(b)$14.653	(b)$15.305	(b)$15.543	(b)$16.421	(b)$16.815	(b)$16.244	(b)$16.855	(b)$16.718	(b)$16.737	(b)$17.009	(b)$16.787
Ending AUV	(a)$15.660	(a)$15.930	(a)$16.873	(a)$17.321	(a)$16.774	(a)$17.448	(a)$17.351	(a)$17.413	(a)$17.741	(a)$17.553	(a)$18.633
	(b)$15.305	(b)$15.543	(b)$16.421	(b)$16.815	(b)$16.244	(b)$16.855	(b)$16.718	(b)$16.737	(b)$17.009	(b)$16.787	(b)$17.775
Ending Number of AUs	(a)5,848,136	(a)5,741,170	(a)4,934,413	(a)4,732,021	(a)4,837,215	(a)4,410,849	(a)4,018,638	(a)3,905,292	(a)3,842,084	(a)3,281,871	(a)3,238,034
	(b)74,829	(b)81,064	(b)73,420	(b)65,811	(b)65,889	(b)66,986	(b)64,203	(b)62,990	(b)47,171	(b)41,509	(b)44,980

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature
*	Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

Variable Portfolios	Fiscal Year Ended 4/30/10	8 Months Ended 12/31/10*	Fiscal Year Ended 12/31/11	Fiscal Year Ended 12/31/12	Fiscal Year Ended 12/31/13	Fiscal Year Ended 12/31/14	Fiscal Year Ended 12/31/15	Fiscal Year Ended 12/31/16	Fiscal Year Ended 12/31/17	Fiscal Year Ended 12/31/18	Fiscal Year Ended 12/31/19
SA Wellington Real Return Portfolio – SST Class 3 Shares (Inception Date – 1/19/10)
Beginning AUV	(a)N/A	(a)$11.489	(a)$11.644	(a)$12.238	(a)$12.595	(a)$11.834	(a)$11.926	(a)$11.664	(a)$11.994	(a)$12.122	(a)$11.994
	(b)N/A	(b)$11.489	(b)$11.663	(b)$12.268	(b)$12.641	(b)$11.847	(b)$11.909	(b)$11.619	(b)$11.918	(b)$12.015	(b)$11.859
Ending AUV	(a)N/A	(a)$11.644	(a)$12.238	(a)$12.595	(a)$11.834	(a)$11.926	(a)$11.664	(a)$11.994	(a)$12.122	(a)$11.994	(a)$12.551
	(b)N/A	(b)$11.663	(b)$12.268	(b)$12.641	(b)$11.847	(b)$11.909	(b)$11.619	(b)$11.918	(b)$12.015	(b)$11.859	(b)$12.378
Ending Number of AUs	(a)N/A	(a)171,448	(a)287,872	(a)390,088	(a)1,719,057	(a)2,057,201	(a)1,927,425	(a)1,908,546	(a)1,949,989	(a)1,701,018	(a)1,741,218
	(b)N/A	(b)9	(b)9	(b)3,966	(b)11,958	(b)23,754	(b)24,542	(b)24,872	(b)13,686	(b)10,835	(b)11,516

SA WellsCap Aggressive Growth Portfolio – SAST Class 3 Shares (Inception Date – 5/01/06)
Beginning AUV	(a)$5.207	(a)$7.740	(a)$8.325	(a)$8.071	(a)$9.277	(a)$13.117	(a)$13.045	(a)$12.749	(a)$13.540	(a)$17.355	(a)$15.999
	(b)$5.127	(b)$7.616	(b)$8.183	(b)$7.925	(b)$9.087	(b)$12.816	(b)$12.714	(b)$12.395	(b)$13.131	(b)$16.789	(b)$15.438
Ending AUV	(a)$7.740	(a)$8.325	(a)$8.071	(a)$9.277	(a)$13.117	(a)$13.045	(a)$12.749	(a)$13.540	(a)$17.355	(a)$15.999	(a)$22.039
	(b)$7.616	(b)$8.183	(b)$7.925	(b)$9.087	(b)$12.816	(b)$12.714	(b)$12.395	(b)$13.131	(b)$16.789	(b)$15.438	(b)$21.214
Ending Number of AUs	(a)67,246	(a)50,489	(a)39,725	(a)39,266	(a)57,800	(a)47,887	(a)48,477	(a)43,925	(a)35,163	(a)35,683	(a)34,692
	(b)2,340	(b)548	(b)548	(b)548	(b)521	(b)1,129	(b)1,129	(b)1,129	(b)1,129	(b)1,129	(b)1,129

AUV - Accumulation Unit Value
AU - Accumulation Unit
(a)	Reflecting minimum Separate Account expenses
(b)	Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature
*	Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

Appendix B – The Guarantee for Contracts Issued Prior to December 29, 2006

GUARANTEE OF INSURANCE OBLIGATIONS
The Company’s insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the “Guarantee”) by American Home Assurance Company (“American Home” or “Guarantor”).
As of December 29, 2006 at 4:00 p.m. Eastern Time (the “Point of Termination”), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, Living Benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.
Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. Please see THE COMPANY above for more details regarding the Merger.
American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.
B-1

Appendix C – State Contract Availability and/or Variability

PROSPECTUS PROVISION	AVAILABILITY OR VARIATION	ISSUE STATE
Administration Charge	Contract Maintenance Fee is $30.	New Mexico North Dakota
Administrative Charge	Charge will be deducted pro-rata from Variable Portfolios only.	Washington
Annuity Date	You may begin the Income Phase any time after your first contract anniversary.	Florida
Death Benefits	If the contract is issued on or after your 83rd birthday, but before your 86th birthday, the death benefit is the greater of: 1) contract value or 2) Gross Purchase Payments received prior to your 86th birthday reduced for any withdrawals in the same proportion that the contract value was reduced by such withdrawal.	Washington
Death Benefits Upon Spousal Continuation	If the Continuing Spouse continues the contract on or after the Continuing Spouse’s 83rd birthday but before their 86th birthday, the death benefit is the greater of: 1) contract value or 2) contract value on the Continuation date, plus Gross Purchase Payments received after the Continuation Date but before the Continuing Spouse’s 86th birthday, reduced for any withdrawals in the same proportion that the contract value was reduced by such withdrawal.	Washington
Letter of Intent	The Letter of Intent is not applicable.	Oregon Texas Washington
MarketLock	Charge will be deducted pro-rata from Variable Portfolios only.	Washington
MarketLock Income Plus MarketLock For Life Plus	Charge will be deducted pro-rata from Variable Portfolios only.	Oregon Texas Washington
Premium Tax	We deduct premium tax charges of 0.50% for Qualified contracts and 2.35% for Non-Qualified contracts based on contract value when you begin the Income Phase.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on contract value when you begin the Income Phase.	Nevada
Premium Tax	For the first $500,000 in the contract, we deduct premium tax charges of 1.25% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase. For any amount in excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	South Dakota
Premium Tax	We deduct premium tax charges of 1.0% for Qualified contracts and 1.0% for Non-Qualified contracts based on contract value when you begin the Income Phase.	West Virginia
Premium Tax	We deduct premium tax charges of 1.0% for Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.	Wyoming
Transfer Privilege	Any transfer over the limit of 15 will incur a $10 transfer fee.	Pennsylvania Texas
C-1

Appendix D – Living Benefit Provisions for Contracts Issued Prior to May 1, 2008

Effective January 15, 2016, if you have elected the following living benefit features:
•	MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.
•	MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.
The following is a description of certain differences in the living benefit provisions applicable to contracts issued prior to May 1, 2008 from those described in the Optional Living Benefits section of the prospectus.
MarketLock for Life Plus
If you purchased your contract prior to May 1, 2008 and elected MarketLock For Life Plus the following provisions apply to your feature.
The tables that provide the age requirement for electing the feature are as follows:
If you elect one Covered Person:
	Covered Person
	Minimum Age	Maximum Age(1)
One Owner	50	75
Joint Owners (based on the age of the older Owner)	50	75
If you elect two Covered Persons:
	Covered Person #1		Covered Person #2
	Minimum Age	Maximum Age(1)	Minimum Age	Maximum Age(1)
Non-Qualified: Joint Owners	50	75	50	85
Non-Qualified: One Owner with Spousal Beneficiary	50	75	50	N/A(2)
Qualified: One Owner with Spousal Beneficiary	50	75	50	N/A(2)
(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.
(2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary’s age is not considered in determining the maximum issue age of the second Covered Person.
The Income Credit is calculated as 6% of the Income Credit Base.
What determines the Maximum Annual Withdrawal Percentage?
One Covered Person
If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:
Age of the Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage*
At least age 50 but prior to 60th birthday	4%
At least age 60 but prior to 76th birthday	5%
On or after 76th birthday	6%
Two Covered Persons
If the feature is elected to cover two lives, the following is applicable:
Age of the Younger Covered Person or Surviving Covered Person at Time of First Withdrawal	Maximum Annual Withdrawal Percentage*
At least age 50 but prior to 60th birthday	4%
At least age 60 but prior to 76th birthday	5%
On or after 76th birthday	6%
*	The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions (“RMD”) from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal. Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an Excess Withdrawal.
What is the fee for MarketLock For Life Plus?
The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:
All years in which the feature is in effect	Annualized Fee
For One Covered Person	0.70% of Benefit Base
For Two Covered Persons	0.95% of Benefit Base

D-1

MarketLock
If you purchased your contract in Oregon prior to January 16, 2007 or in Texas prior to October 13, 2006 and you elected MarketLock, the following provisions apply to your feature.
All references to eligibility for lifetime withdrawals if the first withdrawal is taken after your 65th birthday do not apply to your benefit.
The MarketLock Summary Table is replaced with the following:
MarketLock Summary Table
Time of First Withdrawal	Maximum Annual Withdrawal Percentage* prior to any Extension	Initial Minimum Withdrawal Period prior to any Extension	Maximum Annual Withdrawal Percentage if Extension is Elected
Before 7th Benefit Year anniversary	5%	20 years	5%
On or after 7th Benefit Year anniversary	7%	14.28 years**	7%
*	If you are taking minimum distributions (“RMD”) from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than for this contract alone will be considered an Excess Withdrawal. This may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period.
**	The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.
D-2

Appendix E – Death Benefits Following Spousal Continuation

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.
Effective January 15, 2016, if you have elected the following living benefit features:
•	MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.
•	MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.
The following details the death benefit payable upon the Continuing Spouse’s death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on whether the Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse’s date of death.
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.
We define “Continuation Purchase Payments” as Purchase Payments made on or after the Continuation Date.
The term “withdrawals” as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.
The term “Withdrawal Adjustment” is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse’s 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse’s 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse’s 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.
The Company will not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations described below assume that no Gross Purchase Payments are received on or after the Continuing Spouse’s 86th birthday.
The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.
Death Benefit Payable Upon Continuing Spouse’s Death:
The following describes the death benefit without election of the Living Benefit:
If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit is the greatest of:
a.	Contract value; or
b.	Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse’s 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse’s 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse’s 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.
If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:
a.	Contract value; or
b.	The lesser of:
(1)	Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse’s 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or
(2)	125% of contract value.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

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The following describes the death benefit with election of the Living Benefit:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse’s 86th birthday, reduced by any Withdrawal Adjustment; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of Continuing Spouse’s 83rd birthday or date of death, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse’s 86th birthday, and reduced by any Withdrawal Adjustment.
If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:
a.	Contract value; or
b.	the lesser of:
(1)	Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse’s 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or
(2)	125% of contract value.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.
We reserve the right to modify, suspend or terminate the Spousal Continuation provision (in its entirety or any component) at any time for prospectively issued contracts.
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Appendix F – Optional Death Benefits and Spousal Continuation Death Benefits
for Contracts Issued Prior to May 1, 2009

Death Benefit Defined Terms
Capital terms used in this Appendix have the same meaning as they have in the prospectus.
The term “Continuation Purchase Payment” is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.
The term “withdrawals” as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.
The Company will not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations described below assume that no Gross Purchase Payments are received on or after the Continuing Spouse’s 86th birthday.
Effective January 15, 2016, if you have elected the following living benefit features:
•	MarketLock Income Plus or MarketLock For Life Plus, we will not accept subsequent Gross Purchase Payments on or after the 5th contract anniversary from your contract issue date.
•	MarketLock, we will not accept subsequent Gross Purchase Payments on or after the 2nd contract anniversary from your contract issue date.
The Purchase Payment Accumulation Death Benefit was available for election on contracts issued prior to May 1, 2009:
Purchase Payment Accumulation Option
The death benefit is the greatest of:
1.	Contract value; or
2.	Purchase Payments, compounded at 3% annual growth to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or
3.	Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.
4.	Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.
The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.
The Purchase Payment Accumulation Death Benefit Following Spousal Continuation.
Purchase Payment Accumulation Option
If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:
a.	Contract value; or
b.	Continuation Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse’s 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the Continuing Spouse’s 75th birthday; or
c.	Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the seventh contract anniversary date.
d.	Contract value on the Continuation Date, plus Gross Continuation Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal.
If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:
a.	Contract value; or
b.	Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or
c.	Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse’s 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received since that anniversary date.
If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:
a.	Contract value; or
b.	The lesser of:

(1)	Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or
(2)	125% of the contract value.
If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.
The following provision applies for the Maximum Anniversary Value Death Benefit if you elected this option prior to May 1, 2007:
If you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.
The following provision applies for the Maximum Anniversary Value Death Benefit Following Spousal Continuation if the original Owner elected this option prior to May 1, 2007:
If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the death benefit is equal to contract value.
The Optional EstatePlus Benefit was available for election on contracts issued prior to May 1, 2009:
Optional Estateplus Benefit
EstatePlus, an optional earnings enhancement death benefit, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you were age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.
You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.
We will add a percentage of your contract earnings (the “EstatePlus Percentage”), subject to a maximum dollar amount (the “Maximum EstatePlus Benefit”), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.
The table below applies to contracts issued prior to your 70th birthday:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
Years 0 – 4	25% of Earnings	40% of Purchase Payments
Years 5 – 9	40% of Earnings	65% of Purchase Payments*
Years 10+	50% of Earnings	75% of Purchase Payments*
The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
All Contract Years	25% of Earnings	40% of Purchase Payments*
*	Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Purchase Payments for the purpose of the Maximum EstatePlus Benefit.
What is the Contract Year of Death?
Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.
What is the EstatePlus Percentage?
We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.
What is the Maximum EstatePlus Benefit?
The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Purchase Payments, as indicated in the table above.
The EstatePlus Benefit Payable Upon Continuing Spouse’s Death:
A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse’s Beneficiary.
The EstatePlus benefit is only available if the original owner elected EstatePlus.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the “EstatePlus Percentage”), subject to a maximum dollar amount (the “Maximum EstatePlus Percentage”), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.
On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
Years 0-4	25% of Earnings	40% of contract value on the Continuation Date plus any Continuation Purchase Payments*
Years 5-9	40% of Earnings	65% of contract value on the Continuation Date plus any Continuation Purchase Payments*
Years 10+	50% of Earnings	75% of contract value on the Continuation Date plus any Continuation Purchase Payments*
On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:
Contract Year of Death	EstatePlus Percentage	Maximum EstatePlus Benefit
All Contract Years	25% of Earnings	40% of contract value on the Continuation Date plus any Continuation Purchase Payments*
*	Continuation Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.
What is the Contract Year of Death?
Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse’s date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.
What is the EstatePlus benefit?
We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse’s death. For the purpose of this calculation, earnings equals (1) minus (2) where
(1)	equals the contract value on the Continuing Spouse’s date of death;
(2)	equals the contract value on the Continuation Date plus any Continuation Purchase Payment(s).
What is the Maximum EstatePlus amount?
The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the contract value on the Continuation Date plus any Continuation Purchase Payments, as indicated in the tables above. The contract value on the Continuation Date is reduced proportionately for withdrawals after the Continuation Date (including any fees or charges applicable to the withdrawal).
We reserve the right to modify, suspend or terminate the Spousal Continuation provision (in its entirety or any component) at any time with respect to prospectively issued contracts.

Appendix G – Sales Charge and Rights of Accumulation for Contracts Issued
Prior to November 9, 2009

Upfront Sales Charge
We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.
Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:
1.	The sum of:
(a)	the Gross Purchase Payment amount;
(b)	the current contract value of this contract; and
(c)	the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or
2.	The amount, if any, you agree to contribute to this contract.

Investment Amount	Sales Charge as a Percentage of Gross Purchase Payment Invested
Less than $50,000	5.75%
$ 50,000 but less than $100,000	4.75%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%
$500,000 but less than $1,000,000	2.00%
$1,000,000 or more	0.50%*
*	Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. Please see PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE in the prospectus.
We call the above investment levels “breakpoints.” You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.
Reducing Your Sales Charges
Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.
Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. Please see REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED in the prospectus.
Rights of Accumulation
You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.
In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds (not available in Florida and Vermont).
For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.
Example:
Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.
We reserve the right to modify, suspend, or terminate this program at any time.

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Appendix H – Example of Sales Charge Calculation for Contracts
Issued on or After November 9, 2009

Assume that at contract issue (in January), you make an initial Gross Purchase Payment of $40,000. We deduct a sales charge of 5.75%. Two months later (in March), assuming that the contract value is $35,000, you make a subsequent Gross Purchase Payment of $100,000, which puts your contract in the investment amount of $140,000 ($100,000 + the greater of $35,000 and $40,000 ($40,000 + $100,000)). We deduct a sales charge of 3.50%. Two months later (in May), you take a withdrawal of $50,000. Three months later (in August), assuming the contract value is $85,000, you make a subsequent Gross Purchase Payment of $160,000, which puts your contract in the investment amount of $250,000 ($160,000 + the greater of $85,000 and $90,000 ($160,000 + $40,000 + $100,000 - $50,000)). We deduct a sales charge of 2.50%. The following year (in February), assuming the contract value is $280,000, you make a subsequent Gross Purchase Payment of $240,000, which puts your contract in the investment amount of $520,000 ($240,000 + the greater of $280,000 and $250,000 ($240,000 + $280,000)). We deduct a sales charge of 2.00%.
Transaction Month	Amount of Gross Purchase Payment	Contract Value on Date Gross Purchase Payment is Received	Sum of Previous Gross Purchase Payments	Sum of Withdrawals Taken	Investment Amount	Sales Charge
January	$40,000	N/A	N/A	N/A	$40,000	5.75%
March	$100,000	$35,000	$40,000	$0	$140,000	3.50%
August	$160,000	$85,000	$140,000	$50,000	$250,000	2.50%
February	$240,000	$280,000	$300,000	$50,000	$520,000	2.00%
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Appendix I – POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SAMPLE PORTFOLIOS FOR CONTRACTS
Issued PRIOR TO FEBRUARY 6, 2017

Effective on February 6, 2017, the Polaris Portfolio Allocator Program and Sample Portfolios are no longer offered and we will no longer update the Polaris Portfolio Allocator Models on an annual basis.
If you are currently invested in a Polaris Portfolio Allocator Model, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.
If you are currently invested in a Sample Portfolio, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Sample Portfolio was terminated; however, the investment will no longer be considered to be a Sample Portfolio and you may no longer trade into any other Sample Portfolio Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.
Additionally, if you elected a Living Benefit which allowed Polaris Portfolio Allocator Models or Sample Portfolio as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your Living Benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below (“Allocations” and “Sample Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model/portfolio or the Allocations/Sample Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models or Sample Portfolios.
Allocations (effective February 6, 2017)
Variable Portfolios	Allocation A	Allocation B	Allocation C
American Funds Global Growth	2.0%	3.0%	4.0%
American Funds Growth-Income	0.0%	0.0%	1.0%
Invesco V.I. Comstock Fund	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA DFA Ultra Short Bond	2.0%	1.0%	0.0%
SA Dogs of Wall Street	3.0%	3.0%	3.0%
SA Federated Hermes Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
Variable Portfolios	Allocation A	Allocation B	Allocation C
SA Goldman Sachs Global Bond	4.0%	4.0%	2.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA Legg Mason BW Large Cap Value	4.0%	4.0%	4.0%
SA MFS Blue Chip Growth	2.0%	3.0%	4.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA Morgan Stanley International Equities	3.0%	3.0%	4.0%
SA Oppenheimer Main Street Large Cap	3.0%	4.0%	4.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Templeton Foreign Value	3.0%	3.0%	3.0%
SA Wellington Real Return	5.0%	3.0%	2.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
SA Wellington Government and Quality Bond	8.0%	8.0%	7.0%
Total	100%	100%	100%
Sample Allocations (effective February 11, 2013)
Variable Portfolios	Balanced Toward Growth Allocation	Growth Focus Allocation	All Equity Focus Allocation
American Funds Global Growth	12.0%	12.0%	17.0%
American Funds Growth-Income	9.0%	10.0%	10.0%
Invesco V.I. Comstock Fund	6.0%	10.0%	13.0%
Invesco V.I. Growth and Income Fund	5.0%	10.0%	12.0%
SA Federated Hermes Corporate Bond	5.0%	0.0%	0.0%
SA Invesco Growth Opportunities	3.0%	5.0%	6.0%
SA MFS Massachusetts Investors Trust	7.0%	10.0%	14.0%
SA MFS Total Return	13.0%	0.0%	0.0%
SA Multi-Managed Mid Cap Growth	4.0%	8.0%	10.0%
SA Templeton Foreign Value	11.0%	15.0%	18.0%
SA Wellington Government and Quality Bond	25.0%	20.0%	0.0%
Total	100%	100%	100%

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Appendix J – MarketLock extension Parameters

The information below is important to you if you purchased a contract between May 1, 2006 and May 31, 2009 and you elected the MarketLock living benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the seventh contract year. On or about your seventh contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the “Extension”) for an additional seven years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.
If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.
As with all important financial decisions, we recommend that you discuss this with your financial representative.
For information on the MarketLock living benefit you elected at the time of purchase, please see the MarketLock section under OPTIONAL LIVING BENEFITS.
How do I elect the Extension?
To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between May 1, 2006 and May 31, 2009 are detailed below. The MAV Evaluation Period may be extended for an additional 7 year period.
What is the fee if I elect the Extension?
If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:
Current Annualized Fee	Annualized Fee After Extension
0.50%	0.75%
As a reminder, you also have the option to cancel your MarketLock living benefit on your seventh contract anniversary, or any contract anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock benefit and you will no longer be charged the fee.
J-1

Please forward a copy (without charge) of the PolarisII A-Class Platinum Series Variable Annuity Statement of Additional Information to:
(Please print or type and fill in all information.)

Name

Address

City/State/Zip

Contract Issue Date:

Date:	Signed:
Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

STATEMENT OF ADDITIONAL INFORMATION
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
ISSUED BY
AMERICAN GENERAL LIFE INSURANCE COMPANY
IN CONNECTION WITH
VARIABLE ANNUITY ACCOUNT SEVEN
POLARIS II A-CLASS AND POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY
This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated April 30, 2020, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:
AMERICAN GENERAL LIFE INSURANCE COMPANY
ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TEXAS 79105-5570
April 30, 2020

Separate Account and the Company
American General Life Insurance Company (“AGL” or the “Company”) is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. (“American International Group”), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company’s, and American International Group has no legal obligation to back those commitments.
On December 31, 2012, SunAmerica Annuity and Life Insurance Company (“SunAmerica Annuity”), an affiliate of AGL, merged with and into AGL (“Merger”). Prior to this date, the contracts in all states except New York were issued by SunAmerica Annuity.
Variable Annuity Account Seven (“Separate Account”) was originally established by Anchor National Life Insurance Company (“Anchor National”) on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (“SunAmerica Life”). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.
The Separate Account meets the definition of a “Separate Account” under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.
The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds’ management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.
Another important feature of the contract related to its basic objective is the Company’s promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

American Home Assurance Company
All references in this SAI to American Home Assurance Company (“American Home”) apply only to contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. (“American International Group”).
General Account
The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company’s general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company’s assets held in the general account will be available to fund the Company’s obligations under the contracts as well as such other claims.
The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.
Performance Data
From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.
STANDARDIZED PERFORMANCE PURSUANT TO SEC REQUIREMENTS (“STANDARDIZED”): The Separate Account may advertise “total return” data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. “Total return” is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).
NON-STANDARDIZED PERFORMANCE: For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds’ performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account’s Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).
Performance data for the various Variable Portfolios are computed in the manner described below.
Variable Portfolios
The Variable Portfolios of the Separate Account compute their performance data as “total return.” Total return figures are derived from historical data and are not intended to be a projection of future performance.
STANDARDIZED PERFORMANCE: Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:
n
[(1 - SC)	P]	(1 + T)		=	ERV
where:
P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
SC	=	sales charge
ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)
The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.
These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.
Annuity Income Payments
Initial Monthly Annuity Income Payments
The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.
The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.
Subsequent Monthly Annuity Income Payments
For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.
For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.

Annuity Income Payments Under the Income Protector Program
If the Income Protector program is available and contract holders elect to begin annuity income payments using the Income Protector program, the income benefit base is determined as described in the prospectus. The initial annuity income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector program, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the annuity income option selected.
The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. The amount of the second and each subsequent annuity income payment is the same as that determined above for the first monthly annuity income payment.
Annuity Unit Values
The value of an Annuity Unit is determined independently for each Variable Portfolio.
The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).
The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.
For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.
Net Investment Factor
The Net Investment Factor (“NIF”) is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.
The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:
(a)	is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and
(b)	is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.
The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.
Illustrative Example
Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange (“NYSE”) on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:
NIF	=	($11.46/$11.44)
	=	1.00174825
The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:
(1/12)
1/	[(1.035)		]	=	0.99713732
In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:
$10.103523 x 1.00174825 x 0.99713732 = $10.092213
To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.
The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.
Variable Annuity Income Payments
Illustrative Example
Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.
The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:
First variable annuity income payment = $5.21 x ($116,412.31/$1000) = $606.51
The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:
Annuity Units = $606.51/$13.256932 = 45.750404
The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:
Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.
Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.
Taxes
General
Note:    Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances. We do not guarantee the tax status or treatment of your annuity.
Section 72 of the Internal Revenue Code of 1986, as amended (the “Code” or “IRC”) governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.
If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer-sponsored retirement plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.
For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation.  The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Some of the provisions effective January 1, 2020 include:
•	an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;
•	new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•	elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);
•	a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,
•	reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.
The foregoing is not an exhaustive list.  The SECURE Act included many additional provisions affecting Qualified Contracts.
Tax Treatment of Distributions – Non-Qualified Contracts
If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:
•	after attaining age 59½;
•	when paid to your beneficiary after you die;
•	after you become disabled (as defined in the Code);
•	when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	under an immediate annuity contract;
•	which are attributable to Purchase Payments made prior to August 14, 1982.
On March 30, 2010 the Health Care and Education Reconciliation Act (“Reconciliation Act”) was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income (“MAGI”) ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

Tax Treatment of Distributions – Qualified Contracts
Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59½, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.
The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:
•	after attainment of age 59½;
•	when paid to your beneficiary after you die;
•	after you become disabled (as defined in the IRC);
•	as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59½, whichever is later;
•	payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);
•	dividends paid with respect to stock of a corporation described in IRC Section 404(k);
•	for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;
•	payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);
•	for payment of health insurance if you are unemployed and meet certain requirements;
•	distributions from IRAs for certain higher education expenses;
•	distributions from IRAs for first home purchases;
•	amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;
•	payments to certain reservists called up for active duty after September 11, 2001; or
•	payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers;
•	distributions for parents after the “qualified birth or adoption” of a new child (subject to limitations).
The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee’s right to elect out of withholding or to elect a different rate of withholding. For “eligible rollover distributions” from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution “rolled over” or “transferred to another eligible plan in a direct trustee-to-trustee” transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An “eligible rollover distribution” is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated

Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to “roll over” the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant’s death, the participant’s surviving spouse, or (3) in the case of a domestic relations order, the participant’s spouse or ex-spouse may roll over a distribution into a plan of the participant’s own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct “trustee-to-trustee” transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).
Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.
The Small Business Jobs Act of 2010 subsequently added the ability for “in-Plan” rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 (“ATRA”) expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.
Diversification – Separate Account Investments
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered “Pension Plan Contracts” for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.
The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”
Non-Natural Owners
Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.
Multiple Contracts
The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.
Tax Treatment of Assignments of Qualified Contracts
Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.
Tax Treatment of Gifting, Assigning or Transferring Ownership of a Non-Qualified Contract
Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract’s value, you will also be liable for the tax on the Contract’s value above your Purchase Payments not previously withdrawn.
The new Contract owner’s Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.
Foreign Account Tax Compliance (“FATCA”)
A Contract Owner who is not a “United States person” which is defined under the Internal Revenue Code section to mean:
•	a citizen or resident of the United States
•	a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia
•	any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)
should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.
Other Withholding Tax
A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Federal Withdrawal Restrictions from Qualified Contracts
The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59½; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); (5) experiences a financial hardship (as defined in the IRC); or (6) has a qualified birth or adoption of a child (subject to limitations). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.
Partial 1035 Exchanges of Non-Qualified Annuities
Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.
Qualified Plans
The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.
(a) Plans of Self-Employed Individuals: “H.R. 10 Plans”
Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.
(b) Tax-Sheltered Annuities
Section 403(b) of the Code permits the purchase of “tax-sheltered annuities” by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2020 is the lesser of 100% of includible compensation or $19,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,500 in 2020 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2020 may not exceed the lesser of $57,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.
On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.
In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.
The final regulations generally do not affect a participant’s ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer’s plan.
The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.
(c) Individual Retirement Annuities
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2020 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2020. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner’s spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes “coverage” are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer’s plan. If you and your spouse are filing jointly and have a modified AGI in 2020 of less than $104,000, your contribution may be fully deductible; if your income is between $104,000 and $124,000, your contribution may be partially deductible and if your income is $124,000 or more, your contribution may not be deductible. If you are single and your income in 2020 is less than $65,000, your contribution may be fully deductible; if your income is between $65,000 and $75,000, your contribution may be partially deductible and if your income is $75,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2020 is between $196,000 and $206,000, your contribution may be partially deductible.
(d) Roth IRAs
Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2020 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2020. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2020 is less than: $196,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $124,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service (“IRS”). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.
(e) Pension and Profit-Sharing Plans
Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.
(f) Deferred Compensation Plans — Section 457(b)
Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Broker-Dealer Firms Receiving Revenue Sharing Payments
The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2019, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.
Ameriprise Financial Services, Inc.	LPL Financial Corporation
BancWest Investment Services	M&T Securities, Inc.
BBVA Compass Investment Solutions, Inc.	MML Investors Services, LLC
Cadaret, Grant & Co, Inc	Morgan Stanley & Co., Incorporated
Cetera Advisor Network LLC	NEXT Financial Group, Inc.
Cetera Advisors LLC	PNC Investments
Cetera Financial Specialists LLC	Primerica Financial Services
Cetera Investment Services LLC	Raymond James & Associates
Citigroup Global Markets Inc.	Raymond James Financial
Citizens Securities, Inc.	RBC Capital Markets Corporation
CUSO Financial Services, L.P.	Royal Alliance Associates, Inc.
Edward D. Jones & Co., L.P.	SagePoint Financial, Inc.
First Allied Securities	Securities America, Inc.
FSC Securities Corp.	Stifel Nicolaus & Co, Inc
H. Beck, Inc	Summit Brokerage Services
H.D. Vest Investment Securities	Triad Advisors, Inc
Infinex Investments, Inc.	U.S. Bancorp Investments, Inc.
Investacorp, Inc	UBS Financial Services Inc.
Janney Montgomery Scott LLC.	UnionBanc Investment Services
Kestra Investment Services	Voya Financial Advisors, Inc.
Lincoln Financial Advisor	Wells Fargo Advisor, LLC
Lincoln Financial Securities	Woodbury Financial Services, Inc.
We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.
Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.
Distribution of Contracts
The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

Financial Statements
PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Annuity Account Seven, American General Life Insurance Company (“AGL”), and American Home Assurance Company.
You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.
The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:
•	The Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts. You should only consider the statutory financial statements of American Home Assurance Company (“American Home”) that we include in the Statement of Additional Information as a bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006, at 4:00 p.m. Eastern Time (“Point of Termination”). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

American General

Life Companies

Variable Annuity Account Seven

American General Life Insurance Company

2019

Annual Report

December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Annuity Account Seven.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Annuity Account Seven indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of Variable Annuity Account Seven as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation Fund Class 2	American Funds IS Global Small Capitalization Fund Class 4

American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 2

American Funds IS Bond Fund Class 4	American Funds IS Growth Fund Class 4

American Funds IS Capital Income Builder Class 4	American Funds IS Growth-Income Fund Class 2

American Funds IS Global Bond Fund Class 4	American Funds IS Growth-Income Fund Class 4

American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 4

American Funds IS Global Growth Fund Class 4	AST SA Wellington Government and Quality Bond Portfolio Class 3

AST SA BlackRock Multi-Asset Income Portfolio Class 3 (10)	AST SA Wellington Growth Portfolio Class 1 (1) (11)

AST SA PGI Asset Allocation Portfolio Class 1	AST SA Wellington Growth Portfolio Class 3 (1) (11)

AST SA PGI Asset Allocation Portfolio Class 3	AST SA Wellington Natural Resources Portfolio Class 3 (2) (11)

AST SA Wellington Capital Appreciation Portfolio Class 1	AST SA Wellington Strategic Multi-Asset Portfolio Class 3

AST SA Wellington Capital Appreciation Portfolio Class 3	FTVIP Franklin Rising Dividends VIP Fund Class 2

AST SA Wellington Government and Quality Bond Portfolio Class 1	FTVIP Franklin Strategic Income VIP Fund Class 2

FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2

FTVIP Franklin Income VIP Fund Class 2	Invesco V.I. Equity and Income Fund Series II

FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	Invesco V.I. Growth and Income Fund Series II

Goldman Sachs VIT Government Money Market Fund Service Class	Lord Abbett Mid Cap Stock Portfolio Class VC

Invesco V.I. American Franchise Fund Series II	Lord Abbett Total Return Portfolio Class VC

Invesco V.I. American Value Fund Series II	SST SA Allocation Moderate Portfolio Class 3

Invesco V.I. Comstock Fund Series II	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class
3

Lord Abbett Bond Debenture Portfolio Class VC	SST SA Wellington Real Return Portfolio Class 3

Lord Abbett Developing Growth Portfolio Class VC	SAST SA JPMorgan Equity-Income Portfolio Class 1

Lord Abbett Growth and Income Portfolio Class VC	SAST SA JPMorgan Equity-Income Portfolio Class 3

PIMCO Total Return Portfolio Advisor Class (4) (11)	SAST SA JPMorgan Global Equities Portfolio Class 1

SST SA Allocation Balanced Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3

SST SA Allocation Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1

SST SA Allocation Moderate Growth Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3

SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1

SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3 (7) (11)

SAST SA American Funds VCP Managed Allocation Portfolio Class	SAST SA Large Cap Index Portfolio Class 1
3 (5) (11)

SAST SA Boston Company Capital Growth Portfolio Class 1 (3)	SAST SA Large Cap Index Portfolio Class 3
(11)

SAST SA Boston Company Capital Growth Portfolio Class 3 (3)	SAST SA Large Cap Value Index Portfolio Class 3 (7) (11)
(11)

SAST SA Columbia Technology Portfolio Class 1	SAST SA Legg Mason BW Large Cap Value Portfolio Class 1

SAST SA Columbia Technology Portfolio Class 3	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3

SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA Legg Mason Tactical Opportunities Class 3

SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1

SAST SA Dogs of Wall Street Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 3

SAST SA Dogs of Wall Street Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1

SAST SA Emerging Markets Equity Index Portfolio Class 3 (7) (11)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3

SAST SA Federated Corporate Bond Portfolio Class 1	SAST SA MFS Telecom Utility Portfolio Class 1 (8) (11)

SAST SA Federated Corporate Bond Portfolio Class 3	SAST SA MFS Telecom Utility Portfolio Class 3 (8) (11)

SAST SA Fidelity Institutional AM® International Growth Portfolio	SAST SA MFS Total Return Portfolio Class 1
Class 3 (6) (11)

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3

SAST SA Fixed Income Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1

SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3

SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1

SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3

SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3 (10)	SAST SA PineBridge High-Yield Bond Portfolio Class 1

SAST SA Global Index Allocation 60-40 Portfolio Class 3 (7) (11)	SAST SA PineBridge High-Yield Bond Portfolio Class 3

SAST SA Global Index Allocation 75-25 Portfolio Class 3 (7) (11)	SAST SA Putnam International Growth and Income Portfolio Class 1

SAST SA Global Index Allocation 90-10 Portfolio Class 3 (7) (11)	SAST SA Putnam International Growth and Income Portfolio Class 3

SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 3

SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3

SAST SA Index Allocation 60-40 Portfolio Class 3	SAST SA Templeton Foreign Value Portfolio Class 3

SAST SA Index Allocation 80-20 Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3

SAST SA Index Allocation 90-10 Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 1

SAST SA International Index Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 3

SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA WellsCap Fundamental Growth Portfolio Class 1 (9) (11)

SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA WellsCap Fundamental Growth Portfolio Class 3 (9) (11)

SAST SA Invesco VCP Equity-Income Portfolio Class 3

SAST SA Janus Focused Growth Portfolio Class 3

SAST SA JPMorgan Diversified Balanced Portfolio Class 1

SAST SA JPMorgan Diversified Balanced Portfolio Class 3

SAST SA JPMorgan Emerging Markets Portfolio Class 1

SAST SA JPMorgan Emerging Markets Portfolio Class 3

(1)	The AST SA Wellington Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations)
merged into the SAST SA AB Growth Portfolio.
(2)	The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(3)	The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(4)	For the period October 7, 2019 (commencement of operations) to December 31, 2019.

(5)	For the period August 21, 2019 (commencement of operations) to December 31, 2019.

(6)	For the period May 1, 2019 (commencement of operations) to December 31, 2019.

(7)	For the period May 1, 2018 (commencement of operations) to December 31, 2018 and January 1, 2019 to December 31, 2019.

(8)	The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(9)	The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(10)	There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(11)	Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub- accounts of Variable Annuity Account Seven based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Variable Annuity Account Seven in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

We have served as the auditor of one or more of the sub-accounts of the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)				Net Assets
			Company'		Contract	Contract	Attributable to
			s General		Owners -	Owners -	Contract
	Investments		Account,		Annuity	Accumulation	Owner
Sub-accounts	at Fair Value		Net	Net Assets	Reserves	Reserves	Reserves
American Funds IS Asset Allocation Fund Class 2	$ 344,199,433	$	- $	344,199,433	$ 1,782,122	$342,417,311	$ 344,199,433
American Funds IS Asset Allocation Fund Class 4	105,199,155		-	105,199,155	-	105,199,155	105,199,155
American Funds IS Bond Fund Class 4	21,259,036		-	21,259,036	-	21,259,036	21,259,036
American Funds IS Capital Income Builder Class 4	23,311,952		-	23,311,952	-	23,311,952	23,311,952
American Funds IS Global Bond Fund Class 4	5,344,025		-	5,344,025	-	5,344,025	5,344,025
American Funds IS Global Growth Fund Class 2	308,999,278		-	308,999,278	1,248,870	307,750,408	308,999,278
American Funds IS Global Growth Fund Class 4	20,937,528		-	20,937,528	10,828	20,926,700	20,937,528
American Funds IS Global Small Capitalization Fund Class 4	7,076,405		-	7,076,405	-	7,076,405	7,076,405
American Funds IS Growth Fund Class 2	260,426,959		-	260,426,959	1,412,106	259,014,853	260,426,959
American Funds IS Growth Fund Class 4	45,837,341		-	45,837,341	12,368	45,824,973	45,837,341
American Funds IS Growth-Income Fund Class 2	403,819,990		-	403,819,990	2,050,496	401,769,494	403,819,990
American Funds IS Growth-Income Fund Class 4	67,263,097		-	67,263,097	10,958	67,252,139	67,263,097
American Funds IS International Fund Class 4	11,141,460		-	11,141,460	-	11,141,460	11,141,460
AST SA PGI Asset Allocation Portfolio Class 1	7,460,478		-	7,460,478	69,144	7,391,334	7,460,478
AST SA PGI Asset Allocation Portfolio Class 3	16,147,155		-	16,147,155	60,677	16,086,478	16,147,155
AST SA Wellington Capital Appreciation Portfolio Class 1	73,319,184		-	73,319,184	369,188	72,949,996	73,319,184
AST SA Wellington Capital Appreciation Portfolio Class 3	186,618,939		-	186,618,939	549,856	186,069,083	186,618,939
AST SA Wellington Government and Quality Bond Portfolio Class 1	24,548,927		-	24,548,927	122,502	24,426,425	24,548,927
AST SA Wellington Government and Quality Bond Portfolio Class 3	189,392,789		-	189,392,789	140,258	189,252,531	189,392,789
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,619,424		-	2,619,424	-	2,619,424	2,619,424
FTVIP Franklin Allocation VIP Fund Class 2	24,531,568		-	24,531,568	127,273	24,404,295	24,531,568
FTVIP Franklin Income VIP Fund Class 2	46,444,355		-	46,444,355	138,279	46,306,076	46,444,355
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	8,425,143		-	8,425,143	-	8,425,143	8,425,143
FTVIP Franklin Rising Dividends VIP Fund Class 2	17,287,768		-	17,287,768	-	17,287,768	17,287,768
FTVIP Franklin Strategic Income VIP Fund Class 2	2,826,636		-	2,826,636	-	2,826,636	2,826,636
FTVIP Templeton Global Bond VIP Fund Class 2	2,770,788		-	2,770,788	-	2,770,788	2,770,788
Goldman Sachs VIT Government Money Market Fund Service Class	6,092,039		-	6,092,039	-	6,092,039	6,092,039
Invesco V.I. American Franchise Fund Series II	7,971,840		-	7,971,840	9,211	7,962,629	7,971,840
Invesco V.I. American Value Fund Series II	2,897,785		-	2,897,785	-	2,897,785	2,897,785
Invesco V.I. Comstock Fund Series II	258,247,828		-	258,247,828	865,947	257,381,881	258,247,828
Invesco V.I. Equity and Income Fund Series II	11,950,586		-	11,950,586	-	11,950,586	11,950,586
Invesco V.I. Growth and Income Fund Series II	261,206,540		-	261,206,540	577,914	260,628,626	261,206,540
Lord Abbett Bond Debenture Portfolio Class VC	14,928,516		-	14,928,516	-	14,928,516	14,928,516
Lord Abbett Developing Growth Portfolio Class VC	1,499,117		-	1,499,117	-	1,499,117	1,499,117
Lord Abbett Growth and Income Portfolio Class VC	83,894,466		-	83,894,466	625,146	83,269,320	83,894,466
Lord Abbett Mid Cap Stock Portfolio Class VC	57,362,542		-	57,362,542	329,305	57,033,237	57,362,542
Lord Abbett Total Return Portfolio Class VC	12,351,787		-	12,351,787	-	12,351,787	12,351,787
PIMCO Total Return Portfolio Advisor Class	6,599		-	6,599	-	6,599	6,599
SST SA Allocation Balanced Portfolio Class 3	4,251,395		-	4,251,395	-	4,251,395	4,251,395
SST SA Allocation Growth Portfolio Class 3	8,708,330		-	8,708,330	-	8,708,330	8,708,330
SST SA Allocation Moderate Growth Portfolio Class 3	6,297,073		-	6,297,073	-	6,297,073	6,297,073
SST SA Allocation Moderate Portfolio Class 3	2,704,289		-	2,704,289	-	2,704,289	2,704,289
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	1,444,014		-	1,444,014	-	1,444,014	1,444,014
SST SA Wellington Real Return Portfolio Class 3	86,705,611		-	86,705,611	31,596	86,674,015	86,705,611
SAST SA AB Growth Portfolio Class 1	65,668,482		-	65,668,482	299,434	65,369,048	65,668,482
SAST SA AB Growth Portfolio Class 3	43,666,171		-	43,666,171	74,198	43,591,973	43,666,171
SAST SA AB Small & Mid Cap Value Portfolio Class 3	47,173,477		-	47,173,477	38,962	47,134,515	47,173,477
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	9,109		-	9,109	-	9,109	9,109
SAST SA Columbia Technology Portfolio Class 1	894,705		-	894,705	-	894,705	894,705
SAST SA Columbia Technology Portfolio Class 3	4,805,152		-	4,805,152	-	4,805,152	4,805,152
SAST SA DFA Ultra Short Bond Portfolio Class 1	7,174,747		-	7,174,747	52,970	7,121,777	7,174,747
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,220,549		-	15,220,549	43,930	15,176,619	15,220,549
SAST SA Dogs of Wall Street Portfolio Class 1	5,227,062		-	5,227,062	-	5,227,062	5,227,062
SAST SA Dogs of Wall Street Portfolio Class 3	44,231,662		-	44,231,662	465,150	43,766,512	44,231,662
SAST SA Emerging Markets Equity Index Portfolio Class 3	536,290		-	536,290	-	536,290	536,290
SAST SA Federated Corporate Bond Portfolio Class 1	36,631,899		-	36,631,899	189,231	36,442,668	36,631,899
SAST SA Federated Corporate Bond Portfolio Class 3	207,252,486		-	207,252,486	335,951	206,916,535	207,252,486
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	85,142		-	85,142	-	85,142	85,142
SAST SA Fidelity Institutional AM® Real Estate Portfolio	3,756,965		-	3,756,965	14,675	3,742,290	3,756,965
SAST SA Fidelity Institutional AM® Real Estate Portfolio	17,328,124		-	17,328,124	15,672	17,312,452	17,328,124
SAST SA Fixed Income Index Portfolio Class 3	745,990		-	745,990	-	745,990	745,990
SAST SA Fixed Income Intermediate Index Portfolio Class 3	587,337		-	587,337	-	587,337	587,337
SAST SA Franklin Small Company Value Portfolio Class 1	2,878,371		-	2,878,371	-	2,878,371	2,878,371

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)				Net Assets
			Company'		Contract	Contract	Attributable to
			s General		Owners -	Owners -	Contract
	Investments		Account,		Annuity	Accumulation	Owner
Sub-accounts	at Fair Value		Net	Net Assets	Reserves	Reserves	Reserves
SAST SA Franklin Small Company Value Portfolio Class 3	$ 36,962,824	$	- $	36,962,824	$98,342	$36,864,482	$36,962,824
SAST SA Global Index Allocation 60-40 Portfolio Class 3	3,426,776		-	3,426,776	-	3,426,776	3,426,776
SAST SA Global Index Allocation 75-25 Portfolio Class 3	3,636,504		-	3,636,504	-	3,636,504	3,636,504
SAST SA Global Index Allocation 90-10 Portfolio Class 3	4,609,074		-	4,609,074	-	4,609,074	4,609,074
SAST SA Goldman Sachs Global Bond Portfolio Class 1	7,393,002		-	7,393,002	15,273	7,377,729	7,393,002
SAST SA Goldman Sachs Global Bond Portfolio Class 3	54,664,449		-	54,664,449	87,624	54,576,825	54,664,449
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class	463,435		-	463,435	-	463,435	463,435
SAST SA Index Allocation 60-40 Portfolio Class 3	7,013,142		-	7,013,142	-	7,013,142	7,013,142
SAST SA Index Allocation 80-20 Portfolio Class 3	8,728,938		-	8,728,938	-	8,728,938	8,728,938
SAST SA Index Allocation 90-10 Portfolio Class 3	14,492,608		-	14,492,608	-	14,492,608	14,492,608
SAST SA International Index Portfolio Class 3	198,838		-	198,838	-	198,838	198,838
SAST SA Invesco Growth Opportunities Portfolio Class 1	1,983,962		-	1,983,962	-	1,983,962	1,983,962
SAST SA Invesco Growth Opportunities Portfolio Class 3	19,407,559		-	19,407,559	9,557	19,398,002	19,407,559
SAST SA Invesco VCP Equity-Income Portfolio Class 3	117,284,856		-	117,284,856	-	117,284,856	117,284,856
SAST SA Janus Focused Growth Portfolio Class 3	29,298,061		-	29,298,061	2,028	29,296,033	29,298,061
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	15,062,788		-	15,062,788	52,018	15,010,770	15,062,788
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	37,661,186		-	37,661,186	131,697	37,529,489	37,661,186
SAST SA JPMorgan Emerging Markets Portfolio Class 1	3,835,637		-	3,835,637	5,082	3,830,555	3,835,637
SAST SA JPMorgan Emerging Markets Portfolio Class 3	22,077,912		-	22,077,912	5,590	22,072,322	22,077,912
SAST SA JPMorgan Equity-Income Portfolio Class 1	18,673,546		-	18,673,546	73,404	18,600,142	18,673,546
SAST SA JPMorgan Equity-Income Portfolio Class 3	95,079,646		-	95,079,646	46,914	95,032,732	95,079,646
SAST SA JPMorgan Global Equities Portfolio Class 1	4,112,625		-	4,112,625	3,753	4,108,872	4,112,625
SAST SA JPMorgan Global Equities Portfolio Class 3	6,395,859		-	6,395,859	15,891	6,379,968	6,395,859
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	17,364,009		-	17,364,009	2,856	17,361,153	17,364,009
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	231,012,768		-	231,012,768	148,709	230,864,059	231,012,768
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	5,516,498		-	5,516,498	7,368	5,509,130	5,516,498
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	39,989,475		-	39,989,475	137,780	39,851,695	39,989,475
SAST SA Large Cap Growth Index Portfolio Class 3	236,726		-	236,726	-	236,726	236,726
SAST SA Large Cap Index Portfolio Class 1	10,892,439		-	10,892,439	25,371	10,867,068	10,892,439
SAST SA Large Cap Index Portfolio Class 3	943,701		-	943,701	-	943,701	943,701
SAST SA Large Cap Value Index Portfolio Class 3	229,766		-	229,766	-	229,766	229,766
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	43,746,873		-	43,746,873	201,127	43,545,746	43,746,873
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	106,662,755		-	106,662,755	143,829	106,518,926	106,662,755
SAST SA Legg Mason Tactical Opportunities Class 3	876,245		-	876,245	-	876,245	876,245
SAST SA MFS Blue Chip Growth Portfolio Class 1	1,625,271		-	1,625,271	-	1,625,271	1,625,271
SAST SA MFS Blue Chip Growth Portfolio Class 3	31,171,608		-	31,171,608	26,780	31,144,828	31,171,608
SAST SA MFS Massachusetts Investors Trust Portfolio Class	4,307,591		-	4,307,591	21,011	4,286,580	4,307,591
SAST SA MFS Massachusetts Investors Trust Portfolio Class	128,550,588		-	128,550,588	50,338	128,500,250	128,550,588
SAST SA MFS Total Return Portfolio Class 1	52,603,499		-	52,603,499	417,508	52,185,991	52,603,499
SAST SA MFS Total Return Portfolio Class 3	128,564,427		-	128,564,427	204,936	128,359,491	128,564,427
SAST SA Mid Cap Index Portfolio Class 3	862,888		-	862,888	-	862,888	862,888
SAST SA Morgan Stanley International Equities Portfolio	3,020,533		-	3,020,533	34,226	2,986,307	3,020,533
SAST SA Morgan Stanley International Equities Portfolio	20,826,748		-	20,826,748	5,433	20,821,315	20,826,748
SAST SA Oppenheimer Main Street Large Cap Portfolio	6,898,619		-	6,898,619	9,117	6,889,502	6,898,619
SAST SA Oppenheimer Main Street Large Cap Portfolio	39,812,481		-	39,812,481	15,398	39,797,083	39,812,481
SAST SA PineBridge High-Yield Bond Portfolio Class 1	8,067,796		-	8,067,796	34,999	8,032,797	8,067,796
SAST SA PineBridge High-Yield Bond Portfolio Class 3	46,970,351		-	46,970,351	94,865	46,875,486	46,970,351
SAST SA Putnam International Growth and Income Portfolio Class 1	5,546,547		-	5,546,547	21,134	5,525,413	5,546,547
SAST SA Putnam International Growth and Income Portfolio Class 3	13,912,027		-	13,912,027	52,235	13,859,792	13,912,027
SAST SA Small Cap Index Portfolio Class 3	700,054		-	700,054	-	700,054	700,054
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	22,743,843		-	22,743,843	-	22,743,843	22,743,843
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	139,823,348		-	139,823,348	-	139,823,348	139,823,348
SAST SA Templeton Foreign Value Portfolio Class 3	95,768,373		-	95,768,373	74,693	95,693,680	95,768,373
SAST SA VCP Dynamic Allocation Portfolio Class 3	2,044,202,832		-	2,044,202,832	185,499	2,044,017,333	2,044,202,832
SAST SA WellsCap Aggressive Growth Portfolio Class 1	5,117,039		-	5,117,039	8,557	5,108,482	5,117,039
SAST SA WellsCap Aggressive Growth Portfolio Class 3	2,631,714		-	2,631,714	-	2,631,714	2,631,714

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
American Funds IS Asset Allocation Fund Class 2	14,468,240	$23.79	$344,199,433	$295,530,587	1
American Funds IS Asset Allocation Fund Class 4	4,444,409	23.67	105,199,155	100,310,606	1
American Funds IS Bond Fund Class 4	1,932,640	11.00	21,259,036	20,794,884	1
American Funds IS Capital Income Builder Class 4	2,176,653	10.71	23,311,952	21,737,097	1
American Funds IS Global Bond Fund Class 4	448,324	11.92	5,344,025	5,193,566	1
American Funds IS Global Growth Fund Class 2	9,584,345	32.24	308,999,278	243,558,807	1
American Funds IS Global Growth Fund Class 4	653,277	32.05	20,937,528	18,174,460	1
American Funds IS Global Small Capitalization Fund Class 4	270,505	26.16	7,076,405	6,548,221	1
American Funds IS Growth Fund Class 2	3,232,307	80.57	260,426,959	218,548,481	1
American Funds IS Growth Fund Class 4	577,224	79.41	45,837,341	42,107,169	1
American Funds IS Growth-Income Fund Class 2	8,063,498	50.08	403,819,990	358,534,066	1
American Funds IS Growth-Income Fund Class 4	1,358,302	49.52	67,263,097	63,363,903	1
American Funds IS International Fund Class 4	542,427	20.54	11,141,460	10,782,725	1
AST SA PGI Asset Allocation Portfolio Class 1	529,863	14.08	7,460,478	7,547,096	1
AST SA PGI Asset Allocation Portfolio Class 3	1,157,502	13.95	16,147,155	16,765,293	1
AST SA Wellington Capital Appreciation Portfolio Class 1	1,681,633	43.60	73,319,184	71,349,461	1
AST SA Wellington Capital Appreciation Portfolio Class 3	4,753,412	39.26	186,618,939	185,454,527	1
AST SA Wellington Government and Quality Bond Portfolio Class 1	1,595,122	15.39	24,548,927	24,123,465	1
AST SA Wellington Government and Quality Bond Portfolio Class 3	12,338,292	15.35	189,392,789	185,883,168	1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	310,358	8.44	2,619,424	2,481,260	1
FTVIP Franklin Allocation VIP Fund Class 2	3,602,286	6.81	24,531,568	24,931,150	1
FTVIP Franklin Income VIP Fund Class 2	2,919,193	15.91	46,444,355	45,477,846	1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	454,431	18.54	8,425,143	8,714,370	1
FTVIP Franklin Rising Dividends VIP Fund Class 2	640,525	26.99	17,287,768	16,853,181	1
FTVIP Franklin Strategic Income VIP Fund Class 2	267,928	10.55	2,826,636	2,841,348	1
FTVIP Templeton Global Bond VIP Fund Class 2	173,500	15.97	2,770,788	2,857,366	1
Goldman Sachs VIT Government Money Market Fund Service Class	6,092,039	1.00	6,092,039	6,092,039	1
Invesco V.I. American Franchise Fund Series II	124,755	63.90	7,971,840	6,678,538	1
Invesco V.I. American Value Fund Series II	184,103	15.74	2,897,785	3,101,397	1
Invesco V.I. Comstock Fund Series II	15,111,049	17.09	258,247,828	238,382,391	1
Invesco V.I. Equity and Income Fund Series II	686,027	17.42	11,950,586	12,258,387	1
Invesco V.I. Growth and Income Fund Series II	13,704,435	19.06	261,206,540	276,977,430	1
Lord Abbett Bond Debenture Portfolio Class VC	1,235,804	12.08	14,928,516	15,113,389	1
Lord Abbett Developing Growth Portfolio Class VC	50,171	29.88	1,499,117	1,561,793	1
Lord Abbett Growth and Income Portfolio Class VC	2,426,800	34.57	83,894,466	71,811,493	1
Lord Abbett Mid Cap Stock Portfolio Class VC	2,416,282	23.74	57,362,542	48,626,938	1
Lord Abbett Total Return Portfolio Class VC	733,044	16.85	12,351,787	12,232,226	1
PIMCO Total Return Portfolio Advisor Class	599	11.02	6,599	6,664	1
SST SA Allocation Balanced Portfolio Class 3	421,765	10.08	4,251,395	4,223,448	1
SST SA Allocation Growth Portfolio Class 3	610,254	14.27	8,708,330	8,284,202	1
SST SA Allocation Moderate Growth Portfolio Class 3	598,013	10.53	6,297,073	6,201,534	1
SST SA Allocation Moderate Portfolio Class 3	254,402	10.63	2,704,289	2,675,326	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	119,045	12.13	1,444,014	1,407,284	1
SST SA Wellington Real Return Portfolio Class 3	8,911,162	9.73	86,705,611	86,085,354	1
SAST SA AB Growth Portfolio Class 1	1,301,913	50.44	65,668,482	52,834,013	1
SAST SA AB Growth Portfolio Class 3	887,885	49.18	43,666,171	36,983,230	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	3,224,435	14.63	47,173,477	53,355,839	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	616	14.79	9,109	8,633	1
SAST SA Columbia Technology Portfolio Class 1	113,830	7.86	894,705	742,454	1
SAST SA Columbia Technology Portfolio Class 3	651,105	7.38	4,805,152	4,219,390	1
SAST SA DFA Ultra Short Bond Portfolio Class 1	674,318	10.64	7,174,747	7,179,939	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,462,108	10.41	15,220,549	15,218,896	1
SAST SA Dogs of Wall Street Portfolio Class 1	366,041	14.28	5,227,062	4,773,532	1
SAST SA Dogs of Wall Street Portfolio Class 3	3,132,554	14.12	44,231,662	41,721,957	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	35,587	15.07	536,290	498,561	1
SAST SA Federated Corporate Bond Portfolio Class 1	2,705,458	13.54	36,631,899	35,615,565	1
SAST SA Federated Corporate Bond Portfolio Class 3	15,409,107	13.45	207,252,486	203,047,075	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	5,101	16.69	85,142	80,672	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	270,870	13.87	3,756,965	3,746,347	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	1,262,063	13.73	17,328,124	17,631,514	1
SAST SA Fixed Income Index Portfolio Class 3	69,589	10.72	745,990	725,123	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	56,748	10.35	587,337	574,452	1
SAST SA Franklin Small Company Value Portfolio Class 1	152,375	18.89	2,878,371	3,053,765	1
SAST SA Franklin Small Company Value Portfolio Class 3	1,978,738	18.68	36,962,824	40,728,188	1
SAST SA Global Index Allocation 60-40 Portfolio Class 3	212,316	16.14	3,426,776	3,191,583	1
SAST SA Global Index Allocation 75-25 Portfolio Class 3	225,310	16.14	3,636,504	3,368,408	1
SAST SA Global Index Allocation 90-10 Portfolio Class 3	287,349	16.04	4,609,074	4,237,398	1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	659,501	11.21	7,393,002	7,485,197	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	4,983,086	10.97	54,664,449	54,310,983	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	43,352	$10.69	$463,435	$447,267	1
SAST SA Index Allocation 60-40 Portfolio Class 3	587,858	11.93	7,013,142	6,559,771	1
SAST SA Index Allocation 80-20 Portfolio Class 3	705,654	12.37	8,728,938	8,125,493	1
SAST SA Index Allocation 90-10 Portfolio Class 3	1,152,952	12.57	14,492,608	13,387,789	1
SAST SA International Index Portfolio Class 3	17,009	11.69	198,838	183,418	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	226,998	8.74	1,983,962	1,960,289	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	2,422,916	8.01	19,407,559	19,218,750	1
SAST SA Invesco VCP Equity-Income Portfolio Class 3	8,885,216	13.20	117,284,856	111,951,617	1
SAST SA Janus Focused Growth Portfolio Class 3	1,866,119	15.70	29,298,061	23,191,531	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	789,041	19.09	15,062,788	14,188,521	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,987,398	18.95	37,661,186	38,402,918	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	447,044	8.58	3,835,637	3,648,221	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	2,606,601	8.47	22,077,912	19,679,550	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	513,715	36.35	18,673,546	14,656,948	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	2,632,327	36.12	95,079,646	83,821,882	1
SAST SA JPMorgan Global Equities Portfolio Class 1	219,340	18.75	4,112,625	3,824,297	1
SAST SA JPMorgan Global Equities Portfolio Class 3	344,419	18.57	6,395,859	6,673,986	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,883,298	9.22	17,364,009	17,039,114	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	25,330,347	9.12	231,012,768	224,910,936	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	279,883	19.71	5,516,498	4,849,853	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	2,179,263	18.35	39,989,475	36,072,866	1
SAST SA Large Cap Growth Index Portfolio Class 3	12,639	18.73	236,726	213,415	1
SAST SA Large Cap Index Portfolio Class 1	417,175	26.11	10,892,439	5,309,199	1
SAST SA Large Cap Index Portfolio Class 3	36,185	26.08	943,701	860,043	1
SAST SA Large Cap Value Index Portfolio Class 3	12,715	18.07	229,766	211,678	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	2,095,157	20.88	43,746,873	44,323,336	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	5,137,898	20.76	106,662,755	108,731,601	1
SAST SA Legg Mason Tactical Opportunities Class 3	79,012	11.09	876,245	830,336	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	120,390	13.50	1,625,271	1,415,488	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	2,336,702	13.34	31,171,608	26,828,024	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	179,783	23.96	4,307,591	3,873,052	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	5,392,223	23.84	128,550,588	111,698,413	1
SAST SA MFS Total Return Portfolio Class 1	2,732,649	19.25	52,603,499	45,954,916	1
SAST SA MFS Total Return Portfolio Class 3	6,696,064	19.20	128,564,427	116,221,046	1
SAST SA Mid Cap Index Portfolio Class 3	72,756	11.86	862,888	809,772	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	295,551	10.22	3,020,533	2,815,510	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	2,051,896	10.15	20,826,748	19,558,726	1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	305,790	22.56	6,898,619	4,380,833	1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	1,774,175	22.44	39,812,481	34,184,451	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,474,917	5.47	8,067,796	8,468,000	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	8,650,157	5.43	46,970,351	48,360,328	1
SAST SA Putnam International Growth and Income Portfolio Class 1	553,548	10.02	5,546,547	5,141,594	1
SAST SA Putnam International Growth and Income Portfolio Class 3	1,382,905	10.06	13,912,027	12,630,599	1
SAST SA Small Cap Index Portfolio Class 3	58,878	11.89	700,054	654,783	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,937,295	11.74	22,743,843	21,082,116	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	11,203,794	12.48	139,823,348	128,067,845	1
SAST SA Templeton Foreign Value Portfolio Class 3	6,523,731	14.68	95,768,373	94,242,951	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	156,643,895	13.05	2,044,202,832	1,954,546,181	1
SAST SA WellsCap Aggressive Growth Portfolio Class 1	219,427	23.32	5,117,039	3,365,778	1
SAST SA WellsCap Aggressive Growth Portfolio Class 3	117,697	22.36	2,631,714	2,289,230	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements. The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				American
	American	American		Funds IS
	Funds IS	Funds IS	American	Capital	American
	Asset	Asset	Funds IS	Income	Funds IS
	Allocation	Allocation	Bond Fund	Builder Class	Global Bond
	Fund Class 2	Fund Class 4	Class 4	4	Fund Class 4
For the Year Ended December 31, 2019
From operations:
Dividends	$6,292,898	$1,501,694	$453,420	$537,168	$64,855
Mortality and expense risk and administrative charges	(2,956,087)	(705,086)	(174,313)	(218,106)	(48,617)
Net investment income (loss)	3,336,811	796,608	279,107	319,062	16,238
Net realized gain (loss)	11,240,321	146,495	(12,539)	113,153	4,326
Capital gain distribution from mutual funds	16,980,976	3,227,063	-	-	-
Change in unrealized appreciation (depreciation) of investments	29,211,613	7,483,731	889,306	2,528,179	235,602
Increase (decrease) in net assets from operations	60,769,721	11,653,897	1,155,874	2,960,394	256,166
From contract transactions:
Payments received from contract owners	6,486,514	46,913,251	5,382,832	3,491,004	886,146
Payments for contract benefits or terminations	(34,847,782)	(1,185,907)	(663,282)	(629,439)	(189,865)
Transfers between sub-accounts (including fixed account), net	(429,227)	8,244,262	2,665,191	1,003,952	895,083
Contract maintenance charges	(1,548,287)	(622,696)	(61,829)	(81,340)	(17,489)
Adjustments to net assets allocated to contracts in payout period	(51,008)	-	-	-	-
Increase (decrease) in net assets from contract transactions	(30,389,790)	53,348,910	7,322,912	3,784,177	1,573,875
Increase (decrease) in net assets	30,379,931	65,002,807	8,478,786	6,744,571	1,830,041
Net assets at beginning of period	313,819,502	40,196,348	12,780,250	16,567,381	3,513,984
Net assets at end of period	$344,199,433	$105,199,155	$21,259,036	$23,311,952	$5,344,025
Beginning units	10,668,380	3,494,437	1,276,147	1,684,960	354,902
Units issued	427,609	4,418,321	789,617	515,293	186,652
Units redeemed	(1,358,094)	(281,352)	(98,288)	(162,781)	(34,378)
Ending units	9,737,895	7,631,406	1,967,476	2,037,472	507,176
For the Year Ended December 31, 2018
From operations:
Dividends	$5,644,501	$526,240	$289,912	$424,713	$74,238
Mortality and expense risk and administrative charges	(3,103,511)	(268,634)	(124,626)	(169,474)	(31,947)
Net investment income (loss)	2,540,990	257,606	165,286	255,239	42,291
Net realized gain (loss)	12,175,383	179,703	(68,214)	26,547	(5,928)
Capital gain distribution from mutual funds	15,307,041	960,093	15,214	32,739	9,587
Change in unrealized appreciation (depreciation) of investments	(47,945,313)	(3,711,043)	(282,928)	(1,692,705)	(110,969)
Increase (decrease) in net assets from operations	(17,921,899)	(2,313,641)	(170,642)	(1,378,180)	(65,019)
From contract transactions:
Payments received from contract owners	5,513,372	25,657,833	3,287,231	3,851,744	1,506,531
Payments for contract benefits or terminations	(36,505,689)	(968,690)	(701,152)	(687,273)	(159,985)
Transfers between sub-accounts (including fixed account), net	4,927,321	1,476,269	683,899	1,720,211	236,512
Contract maintenance charges	(1,549,803)	(100,394)	(46,830)	(65,324)	(11,822)
Adjustments to net assets allocated to contracts in payout period	9,319	-	-	-	-
Increase (decrease) in net assets from contract transactions	(27,605,480)	26,065,018	3,223,148	4,819,358	1,571,236
Increase (decrease) in net assets	(45,527,379)	23,751,377	3,052,506	3,441,178	1,506,217
Net assets at beginning of period	359,346,881	16,444,971	9,727,744	13,126,203	2,007,767
Net assets at end of period	$313,819,502	$40,196,348	$12,780,250	$16,567,381	$3,513,984
Beginning units	11,548,172	1,347,331	952,445	1,224,886	197,321
Units issued	640,961	2,303,018	503,077	584,268	239,020
Units redeemed	(1,520,753)	(155,912)	(179,375)	(124,194)	(81,439)
Ending units	10,668,380	3,494,437	1,276,147	1,684,960	354,902

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American	American	American
	Funds IS	Funds IS	Funds IS	American	American
	Global	Global	Global Small	Funds IS	Funds IS
	Growth Fund	Growth Fund	Capitalization	Growth Fund	Growth Fund
	Class 2	Class 4	Fund Class 4	Class 2	Class 4
For the Year Ended December 31, 2019
From operations:
Dividends	$3,242,612	$180,630	$463	$1,837,388	$229,782
Mortality and expense risk and administrative charges	(2,718,956)	(194,956)	(61,975)	(2,270,618)	(413,975)
Net investment income (loss)	523,656	(14,326)	(61,512)	(433,230)	(184,193)
Net realized gain (loss)	10,959,521	216,496	65,926	7,745,266	309,793
Capital gain distribution from mutual funds	16,474,349	981,284	347,946	26,134,565	3,980,719
Change in unrealized appreciation (depreciation) of investments	58,137,191	3,780,688	1,071,641	30,440,387	5,226,739
Increase (decrease) in net assets from operations	86,094,717	4,964,142	1,424,001	63,886,988	9,333,058
From contract transactions:
Payments received from contract owners	2,131,470	2,959,222	1,474,365	2,947,928	10,133,951
Payments for contract benefits or terminations	(27,271,938)	(651,424)	(139,618)	(23,230,023)	(1,504,882)
Transfers between sub-accounts (including fixed account), net	(18,554,272)	(119,709)	165,160	(9,126,586)	(358,430)
Contract maintenance charges	(1,199,861)	(71,179)	(21,667)	(756,586)	(142,393)
Adjustments to net assets allocated to contracts in payout period	(36,853)	(384)	-	(30,387)	(466)
Increase (decrease) in net assets from contract transactions	(44,931,454)	2,116,526	1,478,240	(30,195,654)	8,127,780
Increase (decrease) in net assets	41,163,263	7,080,668	2,902,241	33,691,334	17,460,838
Net assets at beginning of period	267,836,015	13,856,860	4,174,164	226,735,625	28,376,503
Net assets at end of period	$308,999,278	$20,937,528	$7,076,405	$260,426,959	$45,837,341
Beginning units	6,260,107	1,249,468	409,961	4,906,679	2,141,115
Units issued	94,575	307,740	167,349	120,308	760,789
Units redeemed	(966,511)	(142,198)	(42,019)	(676,889)	(221,507)
Ending units	5,388,171	1,415,010	535,291	4,350,098	2,680,397
For the Year Ended December 31, 2018
From operations:
Dividends	$2,027,249	$74,652	$713	$1,096,280	$73,741
Mortality and expense risk and administrative charges	(2,890,567)	(149,716)	(35,853)	(2,405,129)	(294,528)
Net investment income (loss)	(863,318)	(75,064)	(35,140)	(1,308,849)	(220,787)
Net realized gain (loss)	11,526,957	117,826	76,032	10,975,697	293,764
Capital gain distribution from mutual funds	21,561,089	920,646	142,816	26,055,627	2,658,736
Change in unrealized appreciation (depreciation) of investments	(60,328,665)	(2,579,066)	(737,527)	(35,938,778)	(3,706,574)
Increase (decrease) in net assets from operations	(28,103,937)	(1,615,658)	(553,819)	(216,303)	(974,861)
From contract transactions:
Payments received from contract owners	2,580,555	3,450,435	2,250,930	2,695,274	9,535,412
Payments for contract benefits or terminations	(29,419,874)	(710,614)	(270,642)	(26,675,853)	(1,474,586)
Transfers between sub-accounts (including fixed account), net	(2,779,399)	1,269,316	724,477	(9,468,051)	1,300,640
Contract maintenance charges	(1,243,103)	(55,863)	(12,825)	(800,395)	(100,844)
Adjustments to net assets allocated to contracts in payout period	50,487	522	-	29,932	679
Increase (decrease) in net assets from contract transactions	(30,811,334)	3,953,796	2,691,940	(34,219,093)	9,261,301
Increase (decrease) in net assets	(58,915,271)	2,338,138	2,138,121	(34,435,396)	8,286,440
Net assets at beginning of period	326,751,286	11,518,722	2,036,043	261,171,021	20,090,063
Net assets at end of period	$267,836,015	$13,856,860	$4,174,164	$226,735,625	$28,376,503
Beginning units	6,880,079	932,345	176,485	5,584,593	1,491,856
Units issued	257,487	420,044	283,563	153,301	846,471
Units redeemed	(877,459)	(102,921)	(50,087)	(831,215)	(197,212)
Ending units	6,260,107	1,249,468	409,961	4,906,679	2,141,115

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American	American		AST SA PGI	AST SA PGI
	Funds IS	Funds IS	American	Asset	Asset
	Growth-	Growth-	Funds IS	Allocation	Allocation
	Income Fund	Income Fund	International	Portfolio	Portfolio
	Class 2	Class 4	Fund Class 4	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$6,392,915	$901,698	$129,667	$210,888	$411,801
Mortality and expense risk and administrative charges	(3,527,243)	(598,656)	(102,549)	(79,329)	(146,742)
Net investment income (loss)	2,865,672	303,042	27,118	131,559	265,059
Net realized gain (loss)	9,638,879	142,695	46,987	20,339	(323,910)
Capital gain distribution from mutual funds	39,404,232	5,424,127	232,089	318,168	681,682
Change in unrealized appreciation (depreciation) of investments	34,053,802	5,730,988	1,425,952	876,572	2,151,198
Increase (decrease) in net assets from operations	85,962,585	11,600,852	1,732,146	1,346,638	2,774,029
From contract transactions:
Payments received from contract owners	4,215,178	14,057,769	2,507,770	40,634	130,737
Payments for contract benefits or terminations	(36,443,103)	(1,738,248)	(175,825)	(1,002,334)	(1,869,485)
Transfers between sub-accounts (including fixed account), net	(8,524,265)	546,590	93,464	(336,234)	(69,111)
Contract maintenance charges	(872,781)	(214,818)	(35,235)	-	(140,625)
Adjustments to net assets allocated to contracts in payout period	(66,059)	(188)	-	154	(1,254)
Increase (decrease) in net assets from contract transactions	(41,691,030)	12,651,105	2,390,174	(1,297,780)	(1,949,738)
Increase (decrease) in net assets	44,271,555	24,251,957	4,122,320	48,858	824,291
Net assets at beginning of period	359,548,435	43,011,140	7,019,140	7,411,620	15,322,864
Net assets at end of period	$403,819,990	$67,263,097	$11,141,460	$7,460,478	$16,147,155
Beginning units	9,659,877	3,481,329	709,285	245,618	651,666
Units issued	190,679	1,121,448	264,530	3,482	9,731
Units redeemed	(1,168,856)	(229,826)	(46,402)	(43,831)	(84,854)
Ending units	8,681,700	4,372,951	927,413	205,269	576,543
For the Year Ended December 31, 2018
From operations:
Dividends	$5,627,197	$566,452	$112,690	$212,965	$386,183
Mortality and expense risk and administrative charges	(3,754,040)	(458,754)	(67,072)	(88,853)	(152,295)
Net investment income (loss)	1,873,157	107,698	45,618	124,112	233,888
Net realized gain (loss)	14,082,448	311,452	95,131	126,699	(182,247)
Capital gain distribution from mutual funds	28,232,622	2,839,124	287,448	401,574	804,353
Change in unrealized appreciation (depreciation) of investments	(51,760,433)	(5,088,642)	(1,501,441)	(1,099,013)	(1,777,319)
Increase (decrease) in net assets from operations	(7,572,206)	(1,830,368)	(1,073,244)	(446,628)	(921,325)
From contract transactions:
Payments received from contract owners	5,075,305	11,818,712	3,545,660	-	486,499
Payments for contract benefits or terminations	(43,159,283)	(2,510,317)	(415,271)	(1,072,421)	(985,619)
Transfers between sub-accounts (including fixed account), net	(11,912,642)	796,480	1,070,734	(264,368)	232,050
Contract maintenance charges	(935,351)	(166,364)	(23,122)	-	(143,902)
Adjustments to net assets allocated to contracts in payout period	47,030	654	-	53	5,069
Increase (decrease) in net assets from contract transactions	(50,884,941)	9,939,165	4,178,001	(1,336,736)	(405,903)
Increase (decrease) in net assets	(58,457,147)	8,108,797	3,104,757	(1,783,364)	(1,327,228)
Net assets at beginning of period	418,005,582	34,902,343	3,914,383	9,194,984	16,650,092
Net assets at end of period	$359,548,435	$43,011,140	$7,019,140	$7,411,620	$15,322,864
Beginning units	10,926,542	2,736,479	338,633	287,656	668,091
Units issued	257,690	1,148,104	438,126	2,953	43,466
Units redeemed	(1,524,355)	(403,254)	(67,474)	(44,991)	(59,891)
Ending units	9,659,877	3,481,329	709,285	245,618	651,666

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AST SA	AST SA	AST SA	AST SA
	Wellington	Wellington	Wellington	Wellington	AST SA
	Capital	Capital	Government	Government	Wellington
	Appreciation	Appreciation	and Quality	and Quality	Growth
	Portfolio	Portfolio	Bond Portfolio	Bond Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$636,693	$4,323,218	$-
Mortality and expense risk and administrative charges	(705,953)	(1,745,427)	(230,503)	(1,795,111)	-
Net investment income (loss)	(705,953)	(1,745,427)	406,190	2,528,107	-
Net realized gain (loss)	1,984,277	286,577	52,154	20,388	-
Capital gain distribution from mutual funds	12,133,951	33,324,652	-	-	-
Change in unrealized appreciation (depreciation) of investments	5,119,531	15,303,340	1,039,670	8,144,626	-
Increase (decrease) in net assets from operations	18,531,806	47,169,142	1,498,014	10,693,121	-
From contract transactions:
Payments received from contract owners	90,602	4,000,482	123,310	2,982,504	-
Payments for contract benefits or terminations	(6,566,752)	(15,743,399)	(3,487,782)	(15,988,298)	-
Transfers between sub-accounts (including fixed account), net	(2,484,103)	(10,096,781)	1,533,871	16,573,066	-
Contract maintenance charges	(16)	(978,332)	-	(1,653,583)	-
Adjustments to net assets allocated to contracts in payout period	(1,418)	(18,343)	(315)	(204)	-
Increase (decrease) in net assets from contract transactions	(8,961,687)	(22,836,373)	(1,830,916)	1,913,485	-
Increase (decrease) in net assets	9,570,119	24,332,769	(332,902)	12,606,606	-
Net assets at beginning of period	63,749,065	162,286,170	24,881,829	176,786,183	-
Net assets at end of period	$73,319,184	$186,618,939	$24,548,927	$189,392,789	$-
Beginning units	1,286,016	3,953,800	1,328,410	10,239,784	-
Units issued	9,384	201,593	114,156	1,328,233	-
Units redeemed	(154,221)	(644,818)	(207,779)	(1,215,603)	-
Ending units	1,141,179	3,510,575	1,234,787	10,352,414	-
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$-	$546,937	$3,565,208	$562,243
Mortality and expense risk and administrative charges	(731,262)	(1,765,033)	(256,646)	(1,898,524)	(190,562)
Net investment income (loss)	(731,262)	(1,765,033)	290,291	1,666,684	371,681
Net realized gain (loss)	3,217,278	5,571,672	(94,210)	(1,563,674)	(3,303,104)
Capital gain distribution from mutual funds	9,355,872	24,540,477	9,252	69,222	10,331,734
Change in unrealized appreciation (depreciation) of investments	(12,085,675)	(29,021,575)	(505,135)	(2,649,768)	(6,004,553)
Increase (decrease) in net assets from operations	(243,787)	(674,459)	(299,802)	(2,477,536)	1,395,758
From contract transactions:
Payments received from contract owners	156,655	3,190,956	2,403	2,161,321	26,818
Payments for contract benefits or terminations	(7,421,301)	(15,746,302)	(4,016,592)	(14,872,142)	(2,113,792)
Transfers between sub-accounts (including fixed account), net	(2,290,869)	(7,304,163)	109,433	(8,662,582)	(24,482,337)
Contract maintenance charges	(16)	(966,517)	(5)	(1,716,324)	(30)
Adjustments to net assets allocated to contracts in payout period	1,557	8,016	650	66	(554)
Increase (decrease) in net assets from contract transactions	(9,553,974)	(20,818,010)	(3,904,111)	(23,089,661)	(26,569,895)
Increase (decrease) in net assets	(9,797,761)	(21,492,469)	(4,203,913)	(25,567,197)	(25,174,137)
Net assets at beginning of period	73,546,826	183,778,639	29,085,742	202,353,380	25,174,137
Net assets at end of period	$63,749,065	$162,286,170	$24,881,829	$176,786,183	$-
Beginning units	1,458,560	4,388,216	1,541,283	11,575,100	911,981
Units issued	10,179	241,060	66,752	729,950	7,979
Units redeemed	(182,723)	(675,476)	(279,625)	(2,065,266)	(919,960)
Ending units	1,286,016	3,953,800	1,328,410	10,239,784	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		AST SA	AST SA
	AST SA	Wellington	Wellington
	Wellington	Natural	Strategic	FTVIP	FTVIP
	Growth	Resources	Multi-Asset	Franklin	Franklin
	Portfolio	Portfolio	Portfolio	Allocation VIP	Income VIP
	Class 3	Class 3	Class 3	Fund Class 2	Fund Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$827,237	$2,392,351
Mortality and expense risk and administrative charges	-	-	(12,459)	(227,673)	(449,108)
Net investment income (loss)	-	-	(12,459)	599,564	1,943,243
Net realized gain (loss)	-	-	(2,443)	(172,891)	182,778
Capital gain distribution from mutual funds	-	-	47	1,525,063	723,057
Change in unrealized appreciation (depreciation) of investments	-	-	168,972	2,023,241	3,244,916
Increase (decrease) in net assets from operations	-	-	154,117	3,974,977	6,093,994
From contract transactions:
Payments received from contract owners	-	-	1,458,035	738,034	2,145,990
Payments for contract benefits or terminations	-	-	(7,139)	(2,063,595)	(3,852,155)
Transfers between sub-accounts (including fixed account), net	-	-	714,313	290,433	691,514
Contract maintenance charges	-	-	(16,946)	(132,380)	(277,856)
Adjustments to net assets allocated to contracts in payout period	-	-	-	39	(175)
Increase (decrease) in net assets from contract transactions	-	-	2,148,263	(1,167,469)	(1,292,682)
Increase (decrease) in net assets	-	-	2,302,380	2,807,508	4,801,312
Net assets at beginning of period	-	-	317,044	21,724,060	41,643,043
Net assets at end of period	$-	$-	$2,619,424	$24,531,568	$46,444,355
Beginning units	-	-	30,462	1,610,751	2,780,425
Units issued	-	-	188,748	97,482	243,433
Units redeemed	-	-	(5,291)	(175,986)	(322,440)
Ending units	-	-	213,919	1,532,247	2,701,418
For the Year Ended December 31, 2018
From operations:
Dividends	$171,474	$185,982	$3,618	$732,027	$2,149,549
Mortality and expense risk and administrative charges	(71,920)	(39,154)	(609)	(234,307)	(447,419)
Net investment income (loss)	99,554	146,828	3,009	497,720	1,702,130
Net realized gain (loss)	(2,007,504)	673,488	(220)	104,649	221,769
Capital gain distribution from mutual funds	3,951,904	-	8,100	573,262	-
Change in unrealized appreciation (depreciation) of investments	(1,577,591)	(627,678)	(30,807)	(3,710,306)	(4,254,472)
Increase (decrease) in net assets from operations	466,363	192,638	(19,918)	(2,534,675)	(2,330,573)
From contract transactions:
Payments received from contract owners	722,588	29,458	299,099	818,868	2,166,470
Payments for contract benefits or terminations	(589,911)	(473,748)	(1,075)	(2,229,616)	(3,643,620)
Transfers between sub-accounts (including fixed account), net	(9,296,929)	(5,151,053)	38,965	1,186,457	812,085
Contract maintenance charges	(27,670)	(19,596)	(27)	(134,020)	(285,433)
Adjustments to net assets allocated to contracts in payout period	77	-	-	(36)	838
Increase (decrease) in net assets from contract transactions	(9,191,845)	(5,614,939)	336,962	(358,347)	(949,660)
Increase (decrease) in net assets	(8,725,482)	(5,422,301)	317,044	(2,893,022)	(3,280,233)
Net assets at beginning of period	8,725,482	5,422,301	-	24,617,082	44,923,276
Net assets at end of period	$-	$-	$317,044	$21,724,060	$41,643,043
Beginning units	384,258	572,581	-	1,632,110	2,840,263
Units issued	43,813	20,801	30,846	166,490	306,423
Units redeemed	(428,071)	(593,382)	(384)	(187,849)	(366,261)
Ending units	-	-	30,462	1,610,751	2,780,425

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					Goldman
	FTVIP	FTVIP	FTVIP	FTVIP	Sachs VIT
	Franklin	Franklin	Franklin	Templeton	Government
	Mutual Global	Rising	Strategic	Global Bond	Money Market
	Discovery VIP	Dividends VIP	Income VIP	VIP Fund	Fund Service
	Fund Class 2	Fund Class 2	Fund Class 2	Class 2	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$127,755	$170,126	$116,465	$162,753	$107,237
Mortality and expense risk and administrative charges	(86,010)	(154,628)	(25,517)	(26,171)	(58,910)
Net investment income (loss)	41,745	15,498	90,948	136,582	48,327
Net realized gain (loss)	(19,398)	49,106	5,496	10,065	-
Capital gain distribution from mutual funds	802,524	2,109,743	-	-	-
Change in unrealized appreciation (depreciation) of investments	717,558	1,053,207	49,034	(130,667)	-
Increase (decrease) in net assets from operations	1,542,429	3,227,554	145,478	15,980	48,327
From contract transactions:
Payments received from contract owners	707,206	4,005,202	632,622	348,656	2,164,563
Payments for contract benefits or terminations	(214,491)	(292,108)	(112,635)	(110,615)	(7,022,785)
Transfers between sub-accounts (including fixed account), net	(116,106)	(116,628)	251,442	455,100	5,672,364
Contract maintenance charges	(32,270)	(56,054)	(9,831)	(10,764)	(59,328)
Increase (decrease) in net assets from contract transactions	344,339	3,540,412	761,598	682,377	754,814
Increase (decrease) in net assets	1,886,768	6,767,966	907,076	698,357	803,141
Net assets at beginning of period	6,538,375	10,519,802	1,919,560	2,072,431	5,288,898
Net assets at end of period	$8,425,143	$17,287,768	$2,826,636	$2,770,788	$6,092,039
Beginning units	696,677	865,831	191,727	213,280	532,279
Units issued	104,881	325,001	92,980	86,353	1,146,592
Units redeemed	(71,689)	(77,544)	(20,515)	(17,096)	(1,070,836)
Ending units	729,869	1,113,288	264,192	282,537	608,035
For the Year Ended December 31, 2018
From operations:
Dividends	$165,610	$119,119	$48,899	$-	$73,195
Mortality and expense risk and administrative charges	(68,231)	(107,129)	(19,496)	(20,788)	(48,036)
Net investment income (loss)	97,379	11,990	29,403	(20,788)	25,159
Net realized gain (loss)	7,206	52,329	2,988	23,740	-
Capital gain distribution from mutual funds	87,742	576,951	-	-	-
Change in unrealized appreciation (depreciation) of investments	(1,060,589)	(1,362,877)	(88,013)	7,576	-
Increase (decrease) in net assets from operations	(868,262)	(721,607)	(55,622)	10,528	25,159
From contract transactions:
Payments received from contract owners	1,953,942	2,974,521	562,265	635,906	942,590
Payments for contract benefits or terminations	(260,642)	(420,269)	(28,489)	(56,019)	(3,913,444)
Transfers between sub-accounts (including fixed account), net	1,058,597	1,017,766	57,499	108,370	4,451,557
Contract maintenance charges	(25,594)	(40,413)	(7,939)	(8,106)	(42,453)
Increase (decrease) in net assets from contract transactions	2,726,303	3,531,605	583,336	680,151	1,438,250
Increase (decrease) in net assets	1,858,041	2,809,998	527,714	690,679	1,463,409
Net assets at beginning of period	4,680,334	7,709,804	1,391,846	1,381,752	3,825,489
Net assets at end of period	$6,538,375	$10,519,802	$1,919,560	$2,072,431	$5,288,898
Beginning units	437,798	595,823	134,592	143,394	386,810
Units issued	313,820	339,744	71,698	107,830	799,096
Units redeemed	(54,941)	(69,736)	(14,563)	(37,944)	(653,627)
Ending units	696,677	865,831	191,727	213,280	532,279

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	American	American	Invesco V.I.	Equity and	Growth and
	Franchise	Value Fund	Comstock	Income Fund	Income Fund
	Fund Series II	Series II	Fund Series II	Series II	Series II
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$10,824	$4,222,193	$251,437	$3,940,484
Mortality and expense risk and administrative charges	(74,845)	(27,535)	(2,351,168)	(111,187)	(2,404,239)
Net investment income (loss)	(74,845)	(16,711)	1,871,025	140,250	1,536,245
Net realized gain (loss)	559,921	(8,165)	8,240,403	48,091	(2,013,527)
Capital gain distribution from mutual funds	1,115,368	192,350	32,240,251	783,703	27,878,304
Change in unrealized appreciation (depreciation) of investments	653,998	319,414	10,814,176	690,644	26,666,252
Increase (decrease) in net assets from operations	2,254,442	486,888	53,165,855	1,662,688	54,067,274
From contract transactions:
Payments received from contract owners	361,007	418,327	3,239,547	1,878,366	1,977,364
Payments for contract benefits or terminations	(875,206)	(62,118)	(22,671,683)	(293,872)	(22,987,518)
Transfers between sub-accounts (including fixed account), net	(319,471)	146,787	(7,564,431)	692,243	(9,551,605)
Contract maintenance charges	(16,111)	(9,664)	(1,296,590)	(41,647)	(1,428,296)
Adjustments to net assets allocated to contracts in payout period	(2,271)	-	(11,948)	-	(3,639)
Increase (decrease) in net assets from contract transactions	(852,052)	493,332	(28,305,105)	2,235,090	(31,993,694)
Increase (decrease) in net assets	1,402,390	980,220	24,860,750	3,897,778	22,073,580
Net assets at beginning of period	6,569,450	1,917,565	233,387,078	8,052,808	239,132,960
Net assets at end of period	$7,971,840	$2,897,785	$258,247,828	$11,950,586	$261,206,540
Beginning units	299,291	208,794	9,846,141	765,060	9,254,052
Units issued	26,344	59,762	228,084	241,361	119,141
Units redeemed	(56,467)	(12,582)	(1,268,215)	(50,020)	(1,197,805)
Ending units	269,168	255,974	8,806,010	956,401	8,175,388
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$4,250	$3,879,676	$162,252	$4,921,177
Mortality and expense risk and administrative charges	(70,534)	(21,282)	(2,558,982)	(79,486)	(2,634,609)
Net investment income (loss)	(70,534)	(17,032)	1,320,694	82,766	2,286,568
Net realized gain (loss)	517,919	8,344	13,067,418	32,993	4,173,674
Capital gain distribution from mutual funds	484,443	306,544	26,685,076	360,497	25,870,219
Change in unrealized appreciation (depreciation) of investments	(1,256,648)	(640,447)	(75,160,974)	(1,387,671)	(71,190,130)
Increase (decrease) in net assets from operations	(324,820)	(342,591)	(34,087,786)	(911,415)	(38,859,669)
From contract transactions:
Payments received from contract owners	628,007	662,400	4,049,979	2,251,458	1,911,202
Payments for contract benefits or terminations	(488,989)	(35,939)	(24,440,590)	(176,785)	(24,053,691)
Transfers between sub-accounts (including fixed account), net	(83,895)	240,823	2,817,461	1,383,547	5,070,505
Contract maintenance charges	(15,088)	(7,533)	(1,335,275)	(30,897)	(1,491,139)
Adjustments to net assets allocated to contracts in payout period	2,524	-	21,619	-	7,937
Increase (decrease) in net assets from contract transactions	42,559	859,751	(18,886,806)	3,427,323	(18,555,186)
Increase (decrease) in net assets	(282,261)	517,160	(52,974,592)	2,515,908	(57,414,855)
Net assets at beginning of period	6,851,711	1,400,405	286,361,670	5,536,900	296,547,815
Net assets at end of period	$6,569,450	$1,917,565	$233,387,078	$8,052,808	$239,132,960
Beginning units	296,239	131,357	10,480,217	469,764	9,817,010
Units issued	41,640	109,876	645,246	325,291	561,173
Units redeemed	(38,588)	(32,439)	(1,279,322)	(29,995)	(1,124,131)
Ending units	299,291	208,794	9,846,141	765,060	9,254,052

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Bond	Developing	Growth and	Mid Cap	Lord Abbett
	Debenture	Growth	Income	Stock	Total Return
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class VC	Class VC	Class VC	Class VC	Class VC
For the Year Ended December 31, 2019
From operations:
Dividends	$546,625	$-	$1,320,445	$504,858	$309,318
Mortality and expense risk and administrative charges	(127,158)	(14,109)	(729,828)	(503,857)	(103,354)
Net investment income (loss)	419,467	(14,109)	590,617	1,001	205,964
Net realized gain (loss)	3,692	19,748	3,070,943	1,546,071	6,605
Capital gain distribution from mutual funds	-	138,744	5,372,028	945,450	-
Change in unrealized appreciation (depreciation) of investments	791,654	115,380	6,780,520	8,212,810	400,676
Increase (decrease) in net assets from operations	1,214,813	259,763	15,814,108	10,705,332	613,245
From contract transactions:
Payments received from contract owners	3,866,966	302,144	1,006,855	1,151,511	3,160,797
Payments for contract benefits or terminations	(285,120)	(52,186)	(8,384,486)	(5,258,575)	(423,153)
Transfers between sub-accounts (including fixed account), net	1,394,374	164,239	(1,874,040)	(441,946)	1,892,342
Contract maintenance charges	(46,037)	(5,062)	(175,899)	(78,429)	(38,678)
Adjustments to net assets allocated to contracts in payout period	-	-	(6,568)	(5,792)	-
Increase (decrease) in net assets from contract transactions	4,930,183	409,135	(9,434,138)	(4,633,231)	4,591,308
Increase (decrease) in net assets	6,144,996	668,898	6,379,970	6,072,101	5,204,553
Net assets at beginning of period	8,783,520	830,219	77,514,496	51,290,441	7,147,234
Net assets at end of period	$14,928,516	$1,499,117	$83,894,466	$57,362,542	$12,351,787
Beginning units	821,273	74,874	3,631,052	2,335,926	705,696
Units issued	468,322	42,055	76,380	84,239	486,002
Units redeemed	(44,861)	(13,198)	(468,851)	(269,571)	(54,429)
Ending units	1,244,734	103,731	3,238,581	2,150,594	1,137,269
For the Year Ended December 31, 2018
From operations:
Dividends	$408,050	$-	$1,191,416	$401,187	$241,610
Mortality and expense risk and administrative charges	(83,455)	(7,155)	(799,486)	(550,609)	(68,612)
Net investment income (loss)	324,595	(7,155)	391,930	(149,422)	172,998
Net realized gain (loss)	20,348	44,002	4,503,083	2,236,174	(62,225)
Capital gain distribution from mutual funds	196,661	117,063	6,857,852	1,918,078	-
Change in unrealized appreciation (depreciation) of investments	(984,725)	(225,573)	(19,431,200)	(13,540,350)	(208,097)
Increase (decrease) in net assets from operations	(443,121)	(71,663)	(7,678,335)	(9,535,520)	(97,324)
From contract transactions:
Payments received from contract owners	3,162,082	519,375	1,019,876	1,342,192	2,681,693
Payments for contract benefits or terminations	(309,273)	(23,592)	(9,816,861)	(5,515,863)	(694,814)
Transfers between sub-accounts (including fixed account), net	1,130,372	86,814	(2,456,347)	(118,721)	467,954
Contract maintenance charges	(31,123)	(2,478)	(192,000)	(82,378)	(25,301)
Adjustments to net assets allocated to contracts in payout period	-	-	13,641	8,931	-
Increase (decrease) in net assets from contract transactions	3,952,058	580,119	(11,431,691)	(4,365,839)	2,429,532
Increase (decrease) in net assets	3,508,937	508,456	(19,110,026)	(13,901,359)	2,332,208
Net assets at beginning of period	5,274,583	321,763	96,624,522	65,191,800	4,815,026
Net assets at end of period	$8,783,520	$830,219	$77,514,496	$51,290,441	$7,147,234
Beginning units	468,272	30,149	4,118,256	2,498,051	465,372
Units issued	475,747	52,957	114,111	134,173	372,520
Units redeemed	(122,746)	(8,232)	(601,315)	(296,298)	(132,196)
Ending units	821,273	74,874	3,631,052	2,335,926	705,696

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SST SA
		SST SA	SST SA	Allocation	SST SA
	PIMCO Total	Allocation	Allocation	Moderate	Allocation
	Return	Balanced	Growth	Growth	Moderate
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Advisor Class	Class 3	Class 3	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$38	$58,315	$706	$80,885	$38,137
Mortality and expense risk and administrative charges	(12)	(19,060)	(41,827)	(29,225)	(11,774)
Net investment income (loss)	26	39,255	(41,121)	51,660	26,363
Net realized gain (loss)	(17)	(3,339)	(2,906)	(17,945)	(1,410)
Capital gain distribution from mutual funds	-	73,796	221,939	212,068	81,929
Change in unrealized appreciation (depreciation) of investments	(66)	98,899	548,648	201,855	55,398
Increase (decrease) in net assets from operations	(57)	208,611	726,560	447,638	162,280
From contract transactions:
Payments received from contract owners	-	2,419,855	5,721,761	4,769,389	2,015,838
Payments for contract benefits or terminations	(3,165)	(40,188)	(13,290)	(8,843)	(7,181)
Transfers between sub-accounts (including fixed account), net	9,821	1,150,024	1,373,122	614,032	218,105
Contract maintenance charges	-	(20,207)	(64,764)	(31,696)	(11,430)
Increase (decrease) in net assets from contract transactions	6,656	3,509,484	7,016,829	5,342,882	2,215,332
Increase (decrease) in net assets	6,599	3,718,095	7,743,389	5,790,520	2,377,612
Net assets at beginning of period	-	533,300	964,941	506,553	326,677
Net assets at end of period	$6,599	$4,251,395	$8,708,330	$6,297,073	$2,704,289
Beginning units	-	54,711	102,999	53,261	34,009
Units issued	985	337,037	669,023	526,375	210,519
Units redeemed	(318)	(11,956)	(12,115)	(25,191)	(4,976)
Ending units	667	379,792	759,907	554,445	239,552
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$22,789	$28,233	$22,989	$7,893
Mortality and expense risk and administrative charges	-	(228)	(656)	(536)	(129)
Net investment income (loss)	-	22,561	27,577	22,453	7,764
Net realized gain (loss)	-	(67)	(37)	(34)	(11)
Capital gain distribution from mutual funds	-	44,109	60,067	63,803	18,777
Change in unrealized appreciation (depreciation) of investments	-	(70,953)	(124,520)	(106,315)	(26,435)
Increase (decrease) in net assets from operations	-	(4,350)	(36,913)	(20,093)	95
From contract transactions:
Payments received from contract owners	-	537,845	999,478	525,249	326,500
Payments for contract benefits or terminations	-	-	-	-	-
Transfers between sub-accounts (including fixed account), net	-	(195)	2,376	1,397	82
Contract maintenance charges	-	-	-	-	-
Increase (decrease) in net assets from contract transactions	-	537,650	1,001,854	526,646	326,582
Increase (decrease) in net assets	-	533,300	964,941	506,553	326,677
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$-	$533,300	$964,941	$506,553	$326,677
Beginning units	-	-	-	-	-
Units issued	-	54,733	103,000	53,262	34,042
Units redeemed	-	(22)	(1)	(1)	(33)
Ending units	-	54,711	102,999	53,261	34,009

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA
	Putnam Asset
	Allocation	SST SA			SAST SA AB
	Diversified	Wellington	SAST SA AB	SAST SA AB	Small & Mid
	Growth	Real Return	Growth	Growth	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 3	Class 1	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$15,667	$273,647	$487	$-	$-
Mortality and expense risk and administrative charges	(9,964)	(827,132)	(674,174)	(408,266)	(442,338)
Net investment income (loss)	5,703	(553,485)	(673,687)	(408,266)	(442,338)
Net realized gain (loss)	(1,470)	(174,793)	2,241,465	2,377,842	(2,509,247)
Capital gain distribution from mutual funds	45,871	-	3,888,536	2,666,781	708,158
Change in unrealized appreciation (depreciation) of investments	110,196	4,403,843	12,199,048	7,234,127	9,878,046
Increase (decrease) in net assets from operations	160,300	3,675,565	17,655,362	11,870,484	7,634,619
From contract transactions:
Payments received from contract owners	544,298	789,806	5,244	457,270	1,088,765
Payments for contract benefits or terminations	(2,516)	(6,600,543)	(5,490,423)	(3,855,340)	(3,548,837)
Transfers between sub-accounts (including fixed account), net	113,299	8,948,337	(1,662,464)	(2,151,947)	269,820
Contract maintenance charges	(12,899)	(979,331)	(752)	(151,946)	(324,385)
Adjustments to net assets allocated to contracts in payout period	-	135	2,309	834	62
Increase (decrease) in net assets from contract transactions	642,182	2,158,404	(7,146,086)	(5,701,129)	(2,514,575)
Increase (decrease) in net assets	802,482	5,833,969	10,509,276	6,169,355	5,120,044
Net assets at beginning of period	641,532	80,871,642	55,159,206	37,496,816	42,053,433
Net assets at end of period	$1,444,014	$86,705,611	$65,668,482	$43,666,171	$47,173,477
Beginning units	58,114	6,810,076	1,507,359	1,825,919	2,124,923
Units issued	53,569	897,473	22,433	52,021	137,581
Units redeemed	(1,452)	(720,833)	(200,091)	(280,952)	(251,036)
Ending units	110,231	6,986,716	1,329,701	1,596,988	2,011,468
For the Year Ended December 31, 2018
From operations:
Dividends	$11,067	$2,920,689	$1,096	$-	$152,839
Mortality and expense risk and administrative charges	(788)	(877,800)	(380,924)	(184,738)	(472,820)
Net investment income (loss)	10,279	2,042,889	(379,828)	(184,738)	(319,981)
Net realized gain (loss)	(95)	(963,831)	1,452,999	1,049,548	678,154
Capital gain distribution from mutual funds	22,866	-	3,247,145	1,843,230	10,589,345
Change in unrealized appreciation (depreciation) of investments	(73,467)	(2,149,598)	(5,992,725)	(4,165,880)	(18,467,237)
Increase (decrease) in net assets from operations	(40,417)	(1,070,540)	(1,672,409)	(1,457,840)	(7,519,719)
From contract transactions:
Payments received from contract owners	663,737	1,125,920	68,641	574,386	1,175,634
Payments for contract benefits or terminations	(72)	(5,645,374)	(3,163,960)	(1,711,540)	(4,365,133)
Transfers between sub-accounts (including fixed account), net	18,500	(4,335,294)	34,435,500	26,664,128	2,111,923
Contract maintenance charges	(216)	(981,972)	(495)	(63,224)	(342,173)
Adjustments to net assets allocated to contracts in payout period	-	13	8,799	2,550	201
Increase (decrease) in net assets from contract transactions	681,949	(9,836,707)	31,348,485	25,466,300	(1,419,548)
Increase (decrease) in net assets	641,532	(10,907,247)	29,676,076	24,008,460	(8,939,267)
Net assets at beginning of period	-	91,778,889	25,483,130	13,488,356	50,992,700
Net assets at end of period	$641,532	$80,871,642	$55,159,206	$37,496,816	$42,053,433
Beginning units	-	7,635,695	430,780	658,759	2,158,457
Units issued	58,149	612,011	1,157,365	1,300,719	279,719
Units redeemed	(35)	(1,437,630)	(80,786)	(133,559)	(313,253)
Ending units	58,114	6,810,076	1,507,359	1,825,919	2,124,923

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA
	American	Boston	Boston
	Funds VCP	Company	Company	SAST SA	SAST SA
	Managed	Capital	Capital	Columbia	Columbia
	Allocation	Growth	Growth	Technology	Technology
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$22	$-	$-	$-	$-
Mortality and expense risk and administrative charges	(29)	-	-	(7,280)	(42,441)
Net investment income (loss)	(7)	-	-	(7,280)	(42,441)
Net realized gain (loss)	15	-	-	86,288	278,275
Capital gain distribution from mutual funds	110	-	-	73,778	453,169
Change in unrealized appreciation (depreciation) of investments	476	-	-	189,341	1,006,437
Increase (decrease) in net assets from operations	594	-	-	342,127	1,695,440
From contract transactions:
Payments received from contract owners	-	-	-	1,649	292,227
Payments for contract benefits or terminations	(2,621)	-	-	(178,612)	(238,821)
Transfers between sub-accounts (including fixed account), net	11,149	-	-	82,000	(154,311)
Contract maintenance charges	(13)	-	-	-	(15,074)
Increase (decrease) in net assets from contract transactions	8,515	-	-	(94,963)	(115,979)
Increase (decrease) in net assets	9,109	-	-	247,164	1,579,461
Net assets at beginning of period	-	-	-	647,541	3,225,691
Net assets at end of period	$9,109	$-	$-	$894,705	$4,805,152
Beginning units	-	-	-	111,396	586,136
Units issued	837	-	-	13,079	106,914
Units redeemed	(197)	-	-	(24,448)	(123,693)
Ending units	640	-	-	100,027	569,357
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$5,425	$21,458	$-	$-
Mortality and expense risk and administrative charges	-	(5,910)	(71,559)	(7,230)	(36,288)
Net investment income (loss)	-	(485)	(50,101)	(7,230)	(36,288)
Net realized gain (loss)	-	157,694	139,438	69,973	207,225
Capital gain distribution from mutual funds	-	306,270	3,445,761	101,150	512,951
Change in unrealized appreciation (depreciation) of investments	-	(353,841)	(2,431,340)	(221,301)	(1,024,840)
Increase (decrease) in net assets from operations	-	109,638	1,103,758	(57,408)	(340,952)
From contract transactions:
Payments received from contract owners	-	24	44,871	9,301	336,760
Payments for contract benefits or terminations	-	(86,564)	(487,938)	(44,026)	(167,335)
Transfers between sub-accounts (including fixed account), net	-	(843,568)	(9,046,682)	(56,948)	136,407
Contract maintenance charges	-	-	(30,704)	-	(14,119)
Increase (decrease) in net assets from contract transactions	-	(930,108)	(9,520,453)	(91,673)	291,713
Increase (decrease) in net assets	-	(820,470)	(8,416,695)	(149,081)	(49,239)
Net assets at beginning of period	-	820,470	8,416,695	796,622	3,274,930
Net assets at end of period	$-	$-	$-	$647,541	$3,225,691
Beginning units	-	52,565	565,376	124,653	539,153
Units issued	-	891	28,531	4,069	136,607
Units redeemed	-	(53,456)	(593,907)	(17,326)	(89,624)
Ending units	-	-	-	111,396	586,136

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					SAST SA
	SAST SA	SAST SA	SAST SA	SAST SA	Emerging
	DFA Ultra	DFA Ultra	Dogs of Wall	Dogs of Wall	Markets
	Short Bond	Short Bond	Street	Street	Equity Index
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$128,090	$264,227	$129,437	$1,006,684	$-
Mortality and expense risk and administrative charges	(67,712)	(134,810)	(56,150)	(431,254)	(2,722)
Net investment income (loss)	60,378	129,417	73,287	575,430	(2,722)
Net realized gain (loss)	61,131	51,010	366,245	633,818	2,726
Capital gain distribution from mutual funds	-	-	314,016	2,695,105	-
Change in unrealized appreciation (depreciation) of investments	(29,712)	(37,474)	392,798	4,916,085	41,874
Increase (decrease) in net assets from operations	91,797	142,953	1,146,346	8,820,438	41,878
From contract transactions:
Payments received from contract owners	23,272	2,191,945	-	1,501,135	320,447
Payments for contract benefits or terminations	(4,012,705)	(3,451,480)	(904,829)	(3,181,349)	(36,472)
Transfers between sub-accounts (including fixed account), net	3,926,078	3,566,336	(176,564)	(1,910,259)	140,509
Contract maintenance charges	(6)	(98,171)	(18)	(357,303)	(798)
Adjustments to net assets allocated to contracts in payout period	101	-	-	(5,435)	-
Increase (decrease) in net assets from contract transactions	(63,260)	2,208,630	(1,081,411)	(3,953,211)	423,686
Increase (decrease) in net assets	28,537	2,351,583	64,935	4,867,227	465,564
Net assets at beginning of period	7,146,210	12,868,966	5,162,127	39,364,435	70,726
Net assets at end of period	$7,174,747	$15,220,549	$5,227,062	$44,231,662	$536,290
Beginning units	630,126	1,214,654	144,261	1,060,858	8,287
Units issued	394,911	651,600	15,689	54,219	52,005
Units redeemed	(401,128)	(442,849)	(40,941)	(147,489)	(6,624)
Ending units	623,909	1,423,405	119,009	967,588	53,668
For the Year Ended December 31, 2018
From operations:
Dividends	$77,725	$101,832	$124,840	$940,305	$898
Mortality and expense risk and administrative charges	(72,880)	(113,401)	(54,699)	(436,872)	(147)
Net investment income (loss)	4,845	(11,569)	70,141	503,433	751
Net realized gain (loss)	15,527	27,367	310,740	1,019,142	(238)
Capital gain distribution from mutual funds	-	-	590,720	4,976,227	-
Change in unrealized appreciation (depreciation) of investments	17,987	17,204	(1,063,370)	(6,996,083)	(4,146)
Increase (decrease) in net assets from operations	38,359	33,002	(91,769)	(497,281)	(3,633)
From contract transactions:
Payments received from contract owners	544,844	2,877,927	-	790,454	61,640
Payments for contract benefits or terminations	(3,189,921)	(5,649,526)	(581,211)	(2,970,083)	-
Transfers between sub-accounts (including fixed account), net	1,973,823	3,290,659	357,223	(1,002,582)	12,777
Contract maintenance charges	(6)	(90,200)	(17)	(345,213)	(58)
Adjustments to net assets allocated to contracts in payout period	91	181	-	(34)	-
Increase (decrease) in net assets from contract transactions	(671,169)	429,041	(224,005)	(3,527,458)	74,359
Increase (decrease) in net assets	(632,810)	462,043	(315,774)	(4,024,739)	70,726
Net assets at beginning of period	7,779,020	12,406,923	5,477,901	43,389,174	-
Net assets at end of period	$7,146,210	$12,868,966	$5,162,127	$39,364,435	$70,726
Beginning units	690,228	1,173,090	152,316	1,150,908	-
Units issued	307,787	886,671	11,535	79,235	8,596
Units redeemed	(367,889)	(845,107)	(19,590)	(169,285)	(309)
Ending units	630,126	1,214,654	144,261	1,060,858	8,287

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA
			Fidelity	SAST SA	SAST SA
			Institutional	Fidelity	Fidelity
	SAST SA	SAST SA	AM®	Institutional	Institutional
	Federated	Federated	International	AM® Real	AM® Real
	Corporate	Corporate	Growth	Estate	Estate
	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$1,869,543	$9,990,180	$259	$85,908	$335,040
Mortality and expense risk and administrative charges	(322,239)	(1,899,346)	(250)	(38,661)	(166,249)
Net investment income (loss)	1,547,304	8,090,834	9	47,247	168,791
Net realized gain (loss)	452,080	1,183,774	33	39,674	(294,378)
Capital gain distribution from mutual funds	-	-	92	10,128	44,944
Change in unrealized appreciation (depreciation) of investments	2,637,058	16,117,092	4,471	705,903	3,890,432
Increase (decrease) in net assets from operations	4,636,442	25,391,700	4,605	802,952	3,809,789
From contract transactions:
Payments received from contract owners	175,865	2,635,674	59,297	12,758	192,260
Payments for contract benefits or terminations	(3,993,007)	(17,326,092)	-	(254,262)	(1,597,258)
Transfers between sub-accounts (including fixed account), net	975,777	6,321,210	21,287	(97,887)	(818,072)
Contract maintenance charges	(18)	(1,497,265)	(47)	(9)	(136,652)
Adjustments to net assets allocated to contracts in payout period	(5,352)	(6,483)	-	121	153
Increase (decrease) in net assets from contract transactions	(2,846,735)	(9,872,956)	80,537	(339,279)	(2,359,569)
Increase (decrease) in net assets	1,789,707	15,518,744	85,142	463,673	1,450,220
Net assets at beginning of period	34,842,192	191,733,742	-	3,293,292	15,877,904
Net assets at end of period	$36,631,899	$207,252,486	$85,142	$3,756,965	$17,328,124
Beginning units	1,297,610	7,502,018	-	79,977	365,965
Units issued	76,690	530,613	7,726	1,493	24,394
Units redeemed	(175,385)	(886,095)	(51)	(8,349)	(69,950)
Ending units	1,198,915	7,146,536	7,675	73,121	320,409
For the Year Ended December 31, 2018
From operations:
Dividends	$1,571,867	$8,392,902	$-	$87,901	$381,524
Mortality and expense risk and administrative charges	(342,036)	(1,983,907)	-	(37,529)	(172,191)
Net investment income (loss)	1,229,831	6,408,995	-	50,372	209,333
Net realized gain (loss)	425,796	237,696	-	69,495	(624,792)
Capital gain distribution from mutual funds	285,687	1,627,493	-	245,929	1,209,540
Change in unrealized appreciation (depreciation) of investments	(3,413,705)	(16,939,653)	-	(647,431)	(2,131,985)
Increase (decrease) in net assets from operations	(1,472,391)	(8,665,469)	-	(281,635)	(1,337,904)
From contract transactions:
Payments received from contract owners	23,817	2,396,910	-	23	84,452
Payments for contract benefits or terminations	(4,222,832)	(18,222,673)	-	(295,097)	(1,536,407)
Transfers between sub-accounts (including fixed account), net	(341,651)	(4,643,664)	-	(220,160)	(662,259)
Contract maintenance charges	(17)	(1,522,293)	-	(8)	(143,867)
Adjustments to net assets allocated to contracts in payout period	(5)	4,268	-	-	(503)
Increase (decrease) in net assets from contract transactions	(4,540,688)	(21,987,452)	-	(515,242)	(2,258,584)
Increase (decrease) in net assets	(6,013,079)	(30,652,921)	-	(796,877)	(3,596,488)
Net assets at beginning of period	40,855,271	222,386,663	-	4,090,169	19,474,392
Net assets at end of period	$34,842,192	$191,733,742	$-	$3,293,292	$15,877,904
Beginning units	1,465,176	8,351,021	-	91,624	414,076
Units issued	51,830	451,423	-	438	31,666
Units redeemed	(219,396)	(1,300,426)	-	(12,085)	(79,777)
Ending units	1,297,610	7,502,018	-	79,977	365,965

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA	SAST SA	SAST SA
	SAST SA	Fixed Income	Franklin Small	Franklin Small	SAST SA
	Fixed Income	Intermediate	Company	Company	Global Index
	Index	Index	Value	Value	Allocation 60-
	Portfolio	Portfolio	Portfolio	Portfolio	40 Portfolio
	Class 3	Class 3	Class 1	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$1,083	$573	$26,569	$251,207	$-
Mortality and expense risk and administrative charges	(4,287)	(2,960)	(33,793)	(345,984)	(21,138)
Net investment income (loss)	(3,204)	(2,387)	(7,224)	(94,777)	(21,138)
Net realized gain (loss)	472	166	58,739	269,549	6,513
Capital gain distribution from mutual funds	-	-	398,652	5,231,917	8,214
Change in unrealized appreciation (depreciation) of investments	21,865	13,023	149,385	2,370,661	275,002
Increase (decrease) in net assets from operations	19,133	10,802	599,552	7,777,350	268,591
From contract transactions:
Payments received from contract owners	262,414	150,611	-	1,031,260	2,388,918
Payments for contract benefits or terminations	(801)	(11,375)	(213,483)	(3,007,424)	(34,054)
Transfers between sub-accounts (including fixed account), net	263,451	366,088	(14,262)	(895,597)	291,715
Contract maintenance charges	(1,899)	(1,061)	-	(234,894)	(23,372)
Adjustments to net assets allocated to contracts in payout period	-	-	-	716	-
Increase (decrease) in net assets from contract transactions	523,165	504,263	(227,745)	(3,105,939)	2,623,207
Increase (decrease) in net assets	542,298	515,065	371,807	4,671,411	2,891,798
Net assets at beginning of period	203,692	72,272	2,506,564	32,291,413	534,978
Net assets at end of period	$745,990	$587,337	$2,878,371	$36,962,824	$3,426,776
Beginning units	20,184	7,140	56,651	1,979,107	57,209
Units issued	48,986	49,307	130	112,384	280,391
Units redeemed	(514)	(1,181)	(4,673)	(277,888)	(23,664)
Ending units	68,656	55,266	52,108	1,813,603	313,936
For the Year Ended December 31, 2018
From operations:
Dividends	$5,305	$1,500	$30,327	$264,103	$14,606
Mortality and expense risk and administrative charges	(375)	(133)	(40,495)	(361,104)	(1,095)
Net investment income (loss)	4,930	1,367	(10,168)	(97,001)	13,511
Net realized gain (loss)	(24)	(7)	156,091	1,662,986	(202)
Capital gain distribution from mutual funds	-	-	419,358	5,035,246	184
Change in unrealized appreciation (depreciation) of investments	(998)	(138)	(989,937)	(11,603,923)	(39,810)
Increase (decrease) in net assets from operations	3,908	1,222	(424,656)	(5,002,692)	(26,317)
From contract transactions:
Payments received from contract owners	117,725	1	-	978,273	546,950
Payments for contract benefits or terminations	(226)	(1)	(394,184)	(3,014,682)	(387)
Transfers between sub-accounts (including fixed account), net	82,355	71,107	(56,659)	1,092,219	15,273
Contract maintenance charges	(70)	(57)	-	(249,274)	(541)
Adjustments to net assets allocated to contracts in payout period	-	-	-	73	-
Increase (decrease) in net assets from contract transactions	199,784	71,050	(450,843)	(1,193,391)	561,295
Increase (decrease) in net assets	203,692	72,272	(875,499)	(6,196,083)	534,978
Net assets at beginning of period	-	-	3,382,063	38,487,496	-
Net assets at end of period	$203,692	$72,272	$2,506,564	$32,291,413	$534,978
Beginning units	-	-	65,819	2,030,127	-
Units issued	21,265	7,464	868	212,975	57,474
Units redeemed	(1,081)	(324)	(10,036)	(263,995)	(265)
Ending units	20,184	7,140	56,651	1,979,107	57,209

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					SAST SA
	SAST SA	SAST SA	SAST SA	SAST SA	Goldman
	Global Index	Global Index	Goldman	Goldman	Sachs Multi-
	Allocation 75-	Allocation 90-	Sachs Global	Sachs Global	Asset Insights
	25 Portfolio	10 Portfolio	Bond Portfolio	Bond Portfolio	Portfolio
	Class 3	Class 3	Class 1	Class 3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$-	$7,530
Mortality and expense risk and administrative charges	(23,065)	(26,127)	(69,058)	(517,229)	(1,924)
Net investment income (loss)	(23,065)	(26,127)	(69,058)	(517,229)	5,606
Net realized gain (loss)	(241)	22,028	(106,627)	(330,784)	1,520
Capital gain distribution from mutual funds	12,703	32,769	-	-	1,567
Change in unrealized appreciation (depreciation) of investments	372,066	456,523	605,440	3,722,566	17,551
Increase (decrease) in net assets from operations	361,463	485,193	429,755	2,874,553	26,244
From contract transactions:
Payments received from contract owners	1,713,811	2,636,905	17,599	620,996	389,922
Payments for contract benefits or terminations	(13,041)	(2,951)	(874,966)	(4,119,676)	(30,347)
Transfers between sub-accounts (including fixed account), net	515,588	460,948	196,185	4,690,842	60,781
Contract maintenance charges	(33,073)	(40,953)	-	(461,472)	(2,308)
Adjustments to net assets allocated to contracts in payout period	-	-	74	67	-
Increase (decrease) in net assets from contract transactions	2,183,285	3,053,949	(661,108)	730,757	418,048
Increase (decrease) in net assets	2,544,748	3,539,142	(231,353)	3,605,310	444,292
Net assets at beginning of period	1,091,756	1,069,932	7,624,355	51,059,139	19,143
Net assets at end of period	$3,636,504	$4,609,074	$7,393,002	$54,664,449	$463,435
Beginning units	119,095	119,298	419,543	3,039,992	2,088
Units issued	218,831	329,253	19,977	372,153	44,036
Units redeemed	(5,156)	(26,642)	(54,179)	(328,443)	(3,176)
Ending units	332,770	421,909	385,341	3,083,702	42,948
For the Year Ended December 31, 2018
From operations:
Dividends	$29,215	$27,354	$308,452	$2,107,663	$163
Mortality and expense risk and administrative charges	(2,171)	(1,152)	(77,131)	(548,495)	(14)
Net investment income (loss)	27,044	26,202	231,321	1,559,168	149
Net realized gain (loss)	(92)	(95)	(258,969)	(935,477)	(10)
Capital gain distribution from mutual funds	503	164	-	-	-
Change in unrealized appreciation (depreciation) of investments	(103,970)	(84,847)	(279,107)	(2,684,873)	(1,383)
Increase (decrease) in net assets from operations	(76,515)	(58,576)	(306,755)	(2,061,182)	(1,244)
From contract transactions:
Payments received from contract owners	1,092,959	1,037,414	-	1,061,020	20,509
Payments for contract benefits or terminations	(554)	(970)	(1,012,989)	(4,814,085)	(1)
Transfers between sub-accounts (including fixed account), net	76,001	92,142	110,473	(672,861)	(121)
Contract maintenance charges	(135)	(78)	-	(466,182)	-
Adjustments to net assets allocated to contracts in payout period	-	-	-	361	-
Increase (decrease) in net assets from contract transactions	1,168,271	1,128,508	(902,516)	(4,891,747)	20,387
Increase (decrease) in net assets	1,091,756	1,069,932	(1,209,271)	(6,952,929)	19,143
Net assets at beginning of period	-	-	8,833,626	58,012,068	-
Net assets at end of period	$1,091,756	$1,069,932	$7,624,355	$51,059,139	$19,143
Beginning units	-	-	470,036	3,325,906	-
Units issued	119,175	119,448	76,693	393,487	2,101
Units redeemed	(80)	(150)	(127,186)	(679,401)	(13)
Ending units	119,095	119,298	419,543	3,039,992	2,088

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					SAST SA
	SAST SA	SAST SA	SAST SA		Invesco
	Index	Index	Index	SAST SA	Growth
	Allocation 60-	Allocation 80-	Allocation 90-	International	Opportunities
	40 Portfolio	20 Portfolio	10 Portfolio	Index Portfolio	Portfolio Class
	Class 3	Class 3	Class 3	Class 3	1
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$111	$-
Mortality and expense risk and administrative charges	(38,422)	(42,984)	(70,135)	(1,108)	(15,162)
Net investment income (loss)	(38,422)	(42,984)	(70,135)	(997)	(15,162)
Net realized gain (loss)	240	1,933	(1,706)	171	9,157
Capital gain distribution from mutual funds	43,599	60,181	110,939	-	229,161
Change in unrealized appreciation (depreciation) of investments	563,718	799,351	1,387,213	19,219	193,289
Increase (decrease) in net assets from operations	569,135	818,481	1,426,311	18,393	416,445
From contract transactions:
Payments received from contract owners	3,571,431	5,060,681	9,826,786	83,408	3,858
Payments for contract benefits or terminations	(16,484)	(27,141)	(33,844)	-	(63,975)
Transfers between sub-accounts (including fixed account), net	1,447,792	1,077,954	1,090,879	57,984	159,830
Contract maintenance charges	(38,515)	(61,703)	(110,802)	(397)	-
Increase (decrease) in net assets from contract transactions	4,964,224	6,049,791	10,773,019	140,995	99,713
Increase (decrease) in net assets	5,533,359	6,868,272	12,199,330	159,388	516,158
Net assets at beginning of period	1,479,783	1,860,666	2,293,278	39,450	1,467,804
Net assets at end of period	$7,013,142	$8,728,938	$14,492,608	$198,838	$1,983,962
Beginning units	155,118	199,496	249,077	4,658	124,130
Units issued	474,178	581,653	1,034,651	15,416	38,668
Units redeemed	(8,290)	(16,796)	(17,620)	(416)	(31,582)
Ending units	621,006	764,353	1,266,108	19,658	131,216
For the Year Ended December 31, 2018
From operations:
Dividends	$41,353	$55,807	$65,437	$776	$-
Mortality and expense risk and administrative charges	(2,056)	(2,427)	(3,962)	(76)	(15,219)
Net investment income (loss)	39,297	53,380	61,475	700	(15,219)
Net realized gain (loss)	(181)	(1,766)	(661)	(10)	13,982
Capital gain distribution from mutual funds	8,593	12,865	14,760	56	180,366
Change in unrealized appreciation (depreciation) of investments	(110,348)	(195,906)	(282,393)	(3,799)	(249,004)
Increase (decrease) in net assets from operations	(62,639)	(131,427)	(206,819)	(3,053)	(69,875)
From contract transactions:
Payments received from contract owners	1,203,449	1,850,810	2,417,948	19,333	-
Payments for contract benefits or terminations	(561)	(3,902)	(8,231)	-	(245,769)
Transfers between sub-accounts (including fixed account), net	340,186	146,584	93,247	23,187	1,185
Contract maintenance charges	(652)	(1,399)	(2,867)	(17)	-
Increase (decrease) in net assets from contract transactions	1,542,422	1,992,093	2,500,097	42,503	(244,584)
Increase (decrease) in net assets	1,479,783	1,860,666	2,293,278	39,450	(314,459)
Net assets at beginning of period	-	-	-	-	1,782,263
Net assets at end of period	$1,479,783	$1,860,666	$2,293,278	$39,450	$1,467,804
Beginning units	-	-	-	-	142,301
Units issued	155,541	202,315	250,179	4,663	7,641
Units redeemed	(423)	(2,819)	(1,102)	(5)	(25,812)
Ending units	155,118	199,496	249,077	4,658	124,130

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA	SAST SA	SAST SA
	Invesco	Invesco VCP	Janus	JPMorgan	JPMorgan
	Growth	Equity-	Focused	Diversified	Diversified
	Opportunities	Income	Growth	Balanced	Balanced
	Portfolio Class	Portfolio	Portfolio	Portfolio	Portfolio
	3	Class 3	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$1,633,017	$-	$324,849	$710,261
Mortality and expense risk and administrative charges	(188,539)	(1,081,094)	(287,948)	(166,466)	(335,760)
Net investment income (loss)	(188,539)	551,923	(287,948)	158,383	374,501
Net realized gain (loss)	(154,685)	724,162	854,107	200,510	27,179
Capital gain distribution from mutual funds	2,714,013	925,313	1,531,530	786,486	1,912,118
Change in unrealized appreciation (depreciation) of investments	2,292,598	14,047,806	6,226,659	1,245,672	3,001,062
Increase (decrease) in net assets from operations	4,663,387	16,249,204	8,324,348	2,391,051	5,314,860
From contract transactions:
Payments received from contract owners	266,538	222,370	391,380	4,166	4,735,445
Payments for contract benefits or terminations	(1,623,330)	(4,314,860)	(1,973,704)	(1,807,705)	(2,237,229)
Transfers between sub-accounts (including fixed account), net	(1,063,298)	3,583,667	(2,644,128)	432,290	730,779
Contract maintenance charges	(149,181)	(1,846,917)	(245,150)	(12)	(246,246)
Adjustments to net assets allocated to contracts in payout period	(406)	-	(65)	294	47
Increase (decrease) in net assets from contract transactions	(2,569,677)	(2,355,740)	(4,471,667)	(1,370,967)	2,982,796
Increase (decrease) in net assets	2,093,710	13,893,464	3,852,681	1,020,084	8,297,656
Net assets at beginning of period	17,313,849	103,391,392	25,445,380	14,042,704	29,363,530
Net assets at end of period	$19,407,559	$117,284,856	$29,298,061	$15,062,788	$37,661,186
Beginning units	1,515,063	8,554,613	1,287,426	625,320	1,860,735
Units issued	96,513	399,270	27,561	32,644	349,808
Units redeemed	(279,271)	(576,293)	(213,206)	(83,336)	(181,219)
Ending units	1,332,305	8,377,590	1,101,781	574,628	2,029,324
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$2,878,499	$-	$238,812	$420,860
Mortality and expense risk and administrative charges	(195,992)	(1,077,666)	(292,067)	(182,172)	(305,835)
Net investment income (loss)	(195,992)	1,800,833	(292,067)	56,640	115,025
Net realized gain (loss)	547,753	303,716	944,725	571,080	349,697
Capital gain distribution from mutual funds	2,099,206	3,077,783	2,074,492	944,905	1,923,338
Change in unrealized appreciation (depreciation) of investments	(3,108,106)	(17,906,789)	(2,332,135)	(2,931,765)	(5,160,213)
Increase (decrease) in net assets from operations	(657,139)	(12,724,457)	395,015	(1,359,140)	(2,772,153)
From contract transactions:
Payments received from contract owners	493,567	6,022,458	219,993	15,680	3,096,919
Payments for contract benefits or terminations	(1,769,471)	(2,791,245)	(1,911,726)	(1,584,572)	(2,804,059)
Transfers between sub-accounts (including fixed account), net	(1,135,811)	8,537,272	(1,800,065)	150,522	1,661,311
Contract maintenance charges	(154,863)	(1,655,939)	(234,951)	(17)	(207,537)
Adjustments to net assets allocated to contracts in payout period	-	-	72	233	604
Increase (decrease) in net assets from contract transactions	(2,566,578)	10,112,546	(3,726,677)	(1,418,154)	1,747,238
Increase (decrease) in net assets	(3,223,717)	(2,611,911)	(3,331,662)	(2,777,294)	(1,024,915)
Net assets at beginning of period	20,537,566	106,003,303	28,777,042	16,819,998	30,388,445
Net assets at end of period	$17,313,849	$103,391,392	$25,445,380	$14,042,704	$29,363,530
Beginning units	1,690,655	7,803,130	1,455,660	677,756	1,754,183
Units issued	183,646	1,139,979	74,293	63,150	322,695
Units redeemed	(359,238)	(388,496)	(242,527)	(115,586)	(216,143)
Ending units	1,515,063	8,554,613	1,287,426	625,320	1,860,735

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA	SAST SA	SAST SA
	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Emerging	Emerging	Equity-	Equity-	Global
	Markets	Markets	Income	Income	Equities
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$113,630	$591,445	$447,642	$2,092,477	$90,161
Mortality and expense risk and administrative charges	(40,943)	(209,355)	(199,497)	(906,467)	(43,327)
Net investment income (loss)	72,687	382,090	248,145	1,186,010	46,834
Net realized gain (loss)	46,742	158,475	919,749	2,160,291	123,261
Capital gain distribution from mutual funds	-	-	1,227,095	6,361,499	315,982
Change in unrealized appreciation (depreciation) of investments	599,582	3,158,965	1,557,531	10,312,186	189,408
Increase (decrease) in net assets from operations	719,011	3,699,530	3,952,520	20,019,986	675,485
From contract transactions:
Payments received from contract owners	6,388	1,002,799	4,163	4,723,855	3,881
Payments for contract benefits or terminations	(607,069)	(1,358,182)	(1,510,299)	(6,407,689)	(386,274)
Transfers between sub-accounts (including fixed account), net	(127,602)	200,119	315,842	(2,858,262)	42,019
Contract maintenance charges	(8)	(151,238)	(267)	(766,597)	-
Adjustments to net assets allocated to contracts in payout period	(114)	(462)	10	22	9
Increase (decrease) in net assets from contract transactions	(728,405)	(306,964)	(1,190,551)	(5,308,671)	(340,365)
Increase (decrease) in net assets	(9,394)	3,392,566	2,761,969	14,711,315	335,120
Net assets at beginning of period	3,845,031	18,685,346	15,911,577	80,368,331	3,777,505
Net assets at end of period	$3,835,637	$22,077,912	$18,673,546	$95,079,646	$4,112,625
Beginning units	178,917	814,652	407,597	4,226,812	183,878
Units issued	12,465	101,107	46,390	295,074	6,417
Units redeemed	(40,168)	(109,864)	(64,260)	(535,451)	(22,460)
Ending units	151,214	805,895	389,727	3,986,435	167,835
For the Year Ended December 31, 2018
From operations:
Dividends	$97,250	$418,172	$368,150	$1,621,343	$79,727
Mortality and expense risk and administrative charges	(49,621)	(209,135)	(209,083)	(908,470)	(49,064)
Net investment income (loss)	47,629	209,037	159,067	712,873	30,663
Net realized gain (loss)	53,643	402,970	1,066,136	2,233,796	196,720
Capital gain distribution from mutual funds	-	-	1,079,114	5,417,114	594,924
Change in unrealized appreciation (depreciation) of investments	(1,120,152)	(5,133,853)	(3,224,164)	(13,085,565)	(1,342,100)
Increase (decrease) in net assets from operations	(1,018,880)	(4,521,846)	(919,847)	(4,721,782)	(519,793)
From contract transactions:
Payments received from contract owners	42,950	1,209,993	10,278	2,525,320	42,104
Payments for contract benefits or terminations	(559,465)	(1,451,145)	(2,397,091)	(6,945,555)	(447,225)
Transfers between sub-accounts (including fixed account), net	181,972	1,950,053	88,286	(195,633)	(19,054)
Contract maintenance charges	(9)	(146,784)	(267)	(742,636)	-
Adjustments to net assets allocated to contracts in payout period	30	876	432	119	(15)
Increase (decrease) in net assets from contract transactions	(334,522)	1,562,993	(2,298,362)	(5,358,385)	(424,190)
Increase (decrease) in net assets	(1,353,402)	(2,958,853)	(3,218,209)	(10,080,167)	(943,983)
Net assets at beginning of period	5,198,433	21,644,199	19,129,786	90,448,498	4,721,488
Net assets at end of period	$3,845,031	$18,685,346	$15,911,577	$80,368,331	$3,777,505
Beginning units	194,726	750,240	464,151	4,483,491	202,871
Units issued	11,609	181,027	11,456	295,676	4,557
Units redeemed	(27,418)	(116,615)	(68,010)	(552,355)	(23,550)
Ending units	178,917	814,652	407,597	4,226,812	183,878

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA			SAST SA	SAST SA
	JPMorgan	SAST SA	SAST SA	JPMorgan	JPMorgan
	Global	JPMorgan	JPMorgan	Mid-Cap	Mid-Cap
	Equities	MFS Core	MFS Core	Growth	Growth
	Portfolio	Bond Portfolio	Bond Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$125,277	$501,474	$6,055,361	$-	$-
Mortality and expense risk and administrative charges	(59,912)	(146,566)	(2,162,866)	(50,162)	(377,852)
Net investment income (loss)	65,365	354,908	3,892,495	(50,162)	(377,852)
Net realized gain (loss)	44,746	28,428	299,392	318,263	1,604,260
Capital gain distribution from mutual funds	495,333	-	-	452,263	3,444,244
Change in unrealized appreciation (depreciation) of investments	356,891	940,725	12,438,490	1,049,657	6,735,425
Increase (decrease) in net assets from operations	962,335	1,324,061	16,630,377	1,770,021	11,406,077
From contract transactions:
Payments received from contract owners	501,261	28,007	6,033,143	9,139	3,807,872
Payments for contract benefits or terminations	(402,763)	(1,837,812)	(17,405,246)	(672,805)	(3,025,462)
Transfers between sub-accounts (including fixed account), net	222,731	1,924,547	20,468,824	(459,476)	(2,566,090)
Contract maintenance charges	(22,828)	-	(2,059,171)	-	(242,375)
Adjustments to net assets allocated to contracts in payout period	27	(1)	(513)	90	(1,006)
Increase (decrease) in net assets from contract transactions	298,428	114,741	7,037,037	(1,123,052)	(2,027,061)
Increase (decrease) in net assets	1,260,763	1,438,802	23,667,414	646,969	9,379,016
Net assets at beginning of period	5,135,096	15,925,207	207,345,354	4,869,529	30,610,459
Net assets at end of period	$6,395,859	$17,364,009	$231,012,768	$5,516,498	$39,989,475
Beginning units	370,333	727,414	10,066,318	234,615	1,545,993
Units issued	54,241	110,044	1,456,694	12,269	227,032
Units redeemed	(34,340)	(105,296)	(1,130,836)	(54,766)	(306,071)
Ending units	390,234	732,162	10,392,176	192,118	1,466,954
For the Year Ended December 31, 2018
From operations:
Dividends	$88,646	$406,990	$5,047,727	$-	$-
Mortality and expense risk and administrative charges	(56,763)	(146,196)	(2,221,625)	(53,751)	(336,052)
Net investment income (loss)	31,883	260,794	2,826,102	(53,751)	(336,052)
Net realized gain (loss)	204,353	18,082	(1,083,774)	52,764	1,537,405
Capital gain distribution from mutual funds	770,670	-	-	726,869	4,151,711
Change in unrealized appreciation (depreciation) of investments	(1,702,603)	(520,337)	(5,643,821)	(993,069)	(7,203,821)
Increase (decrease) in net assets from operations	(695,697)	(241,461)	(3,901,493)	(267,187)	(1,850,757)
From contract transactions:
Payments received from contract owners	699,307	28	5,876,451	5,815	3,386,327
Payments for contract benefits or terminations	(331,055)	(1,860,947)	(17,366,754)	(569,007)	(2,585,635)
Transfers between sub-accounts (including fixed account), net	142,172	1,257,537	(6,758,474)	(177,008)	462,993
Contract maintenance charges	(21,427)	-	(2,104,465)	-	(245,344)
Adjustments to net assets allocated to contracts in payout period	220	-	223	116	(191)
Increase (decrease) in net assets from contract transactions	489,217	(603,382)	(20,353,019)	(740,084)	1,018,150
Increase (decrease) in net assets	(206,480)	(844,843)	(24,254,512)	(1,007,271)	(832,607)
Net assets at beginning of period	5,341,576	16,770,050	231,599,866	5,876,800	31,443,066
Net assets at end of period	$5,135,096	$15,925,207	$207,345,354	$4,869,529	$30,610,459
Beginning units	337,904	752,707	11,047,809	266,583	1,488,779
Units issued	74,800	98,378	1,076,297	16,983	290,324
Units redeemed	(42,371)	(123,671)	(2,057,788)	(48,951)	(233,110)
Ending units	370,333	727,414	10,066,318	234,615	1,545,993

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					SAST SA
	SAST SA		SAST SA	SAST SA	Legg Mason
	Large Cap	SAST SA	Large Cap	Large Cap	BW Large
	Growth Index	Large Cap	Index	Value Index	Cap Value
	Portfolio	Index Portfolio	Portfolio	Portfolio	Portfolio
	Class 3	Class 1	Class 3	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$24	$4,185	$119	$20	$881,480
Mortality and expense risk and administrative charges	(1,504)	(126,886)	(4,326)	(787)	(401,526)
Net investment income (loss)	(1,480)	(122,701)	(4,207)	(767)	479,954
Net realized gain (loss)	612	505,482	1,983	1,008	(538,195)
Capital gain distribution from mutual funds	64	25,930	1,928	50	3,604,413
Change in unrealized appreciation (depreciation) of investments	24,021	2,167,405	92,032	18,993	5,633,297
Increase (decrease) in net assets from operations	23,217	2,576,116	91,736	19,284	9,179,469
From contract transactions:
Payments received from contract owners	194,285	-	718,023	224,012	57,208
Payments for contract benefits or terminations	-	(676,981)	-	(33,936)	(3,553,687)
Transfers between sub-accounts (including fixed account), net	(1,810)	(132,074)	26,430	(3,013)	(1,236,026)
Contract maintenance charges	(423)	-	(1,372)	(246)	(29)
Adjustments to net assets allocated to contracts in payout period	-	276	-	-	(872)
Increase (decrease) in net assets from contract transactions	192,052	(808,779)	743,081	186,817	(4,733,406)
Increase (decrease) in net assets	215,269	1,767,337	834,817	206,101	4,446,063
Net assets at beginning of period	21,457	9,125,102	108,884	23,665	39,300,810
Net assets at end of period	$236,726	$10,892,439	$943,701	$229,766	$43,746,873
Beginning units	2,237	468,753	11,480	2,544	1,278,301
Units issued	17,091	1,001	66,652	19,649	6,767
Units redeemed	(197)	(37,009)	(1,141)	(3,194)	(142,424)
Ending units	19,131	432,745	76,991	18,999	1,142,644
For the Year Ended December 31, 2018
From operations:
Dividends	$43	$326,508	$1,295	$162	$760,169
Mortality and expense risk and administrative charges	(13)	(133,554)	(95)	(17)	(432,974)
Net investment income (loss)	30	192,954	1,200	145	327,195
Net realized gain (loss)	(1)	623,647	(19)	-	(214,515)
Capital gain distribution from mutual funds	18	288,619	1,047	19	3,673,097
Change in unrealized appreciation (depreciation) of investments	(710)	(1,683,660)	(8,375)	(905)	(7,895,987)
Increase (decrease) in net assets from operations	(663)	(578,440)	(6,147)	(741)	(4,110,210)
From contract transactions:
Payments received from contract owners	22,126	-	115,456	24,364	36,711
Payments for contract benefits or terminations	-	(1,091,870)	(995)	-	(4,830,551)
Transfers between sub-accounts (including fixed account), net	(6)	9,778	570	42	514,311
Contract maintenance charges	-	-	-	-	(26)
Adjustments to net assets allocated to contracts in payout period	-	241	-	-	4,072
Increase (decrease) in net assets from contract transactions	22,120	(1,081,851)	115,031	24,406	(4,275,483)
Increase (decrease) in net assets	21,457	(1,660,291)	108,884	23,665	(8,385,693)
Net assets at beginning of period	-	10,785,393	-	-	47,686,503
Net assets at end of period	$21,457	$9,125,102	$108,884	$23,665	$39,300,810
Beginning units	-	521,147	-	-	1,416,445
Units issued	2,237	2,062	11,580	2,544	44,404
Units redeemed	-	(54,456)	(100)	-	(182,548)
Ending units	2,237	468,753	11,480	2,544	1,278,301

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA				SAST SA
	Legg Mason	SAST SA	SAST SA	SAST SA	MFS
	BW Large	Legg Mason	MFS Blue	MFS Blue	Massachusett
	Cap Value	Tactical	Chip Growth	Chip Growth	s Investors
	Portfolio	Opportunities	Portfolio	Portfolio	Trust Portfolio
	Class 3	Class 3	Class 1	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$1,906,862	$11,780	$9,974	$105,579	$36,574
Mortality and expense risk and administrative charges	(979,402)	(4,113)	(13,595)	(297,669)	(35,169)
Net investment income (loss)	927,460	7,667	(3,621)	(192,090)	1,405
Net realized gain (loss)	(2,847,182)	(166)	117,535	859,540	156,490
Capital gain distribution from mutual funds	8,938,102	1,374	173,658	3,114,634	458,773
Change in unrealized appreciation (depreciation) of investments	15,351,087	50,565	116,913	3,518,200	445,789
Increase (decrease) in net assets from operations	22,369,467	59,440	404,485	7,300,284	1,062,457
From contract transactions:
Payments received from contract owners	602,575	577,368	76	2,319,680	15,624
Payments for contract benefits or terminations	(8,590,235)	(1,248)	(333,012)	(1,826,868)	(358,871)
Transfers between sub-accounts (including fixed account), net	(4,093,986)	194,611	236,419	(551,364)	21,134
Contract maintenance charges	(670,114)	(6,998)	-	(119,594)	-
Adjustments to net assets allocated to contracts in payout period	66	-	-	(258)	(79)
Increase (decrease) in net assets from contract transactions	(12,751,694)	763,733	(96,517)	(178,404)	(322,192)
Increase (decrease) in net assets	9,617,773	823,173	307,968	7,121,880	740,265
Net assets at beginning of period	97,044,982	53,072	1,317,303	24,049,728	3,567,326
Net assets at end of period	$106,662,755	$876,245	$1,625,271	$31,171,608	$4,307,591
Beginning units	3,727,868	5,641	106,181	2,055,326	157,459
Units issued	45,639	78,545	16,709	260,542	6,644
Units redeemed	(473,518)	(4,666)	(22,884)	(274,415)	(18,597)
Ending units	3,299,989	79,520	100,006	2,041,453	145,506
For the Year Ended December 31, 2018
From operations:
Dividends	1,556,224	$723	$5,994	$37,649	$32,883
Mortality and expense risk and administrative charges	$(1,031,936)	(81)	(13,678)	(272,985)	(36,455)
Net investment income (loss)	524,288	642	(7,684)	(235,336)	(3,572)
Net realized gain (loss)	(874,954)	(53)	78,092	714,415	434,886
Capital gain distribution from mutual funds	8,920,782	46	111,334	1,922,670	356,342
Change in unrealized appreciation (depreciation) of investments	(18,636,013)	(4,655)	(266,481)	(3,980,744)	(1,015,725)
Increase (decrease) in net assets from operations	(10,065,897)	(4,020)	(84,739)	(1,578,995)	(228,069)
From contract transactions:
Payments received from contract owners	856,464	57,509	854	2,242,617	20,697
Payments for contract benefits or terminations	(9,525,750)	(1)	(52,346)	(1,227,091)	(529,231)
Transfers between sub-accounts (including fixed account), net	2,383,468	(416)	(67,313)	909,637	(35,719)
Contract maintenance charges	(678,698)	-	-	(114,104)	-
Adjustments to net assets allocated to contracts in payout period	7,444	-	-	1	258
Increase (decrease) in net assets from contract transactions	(6,957,072)	57,092	(118,805)	1,811,060	(543,995)
Increase (decrease) in net assets	(17,022,969)	53,072	(203,544)	232,065	(772,064)
Net assets at beginning of period	114,067,951	-	1,520,847	23,817,663	4,339,390
Net assets at end of period	$97,044,982	$53,072	$1,317,303	$24,049,728	$3,567,326
Beginning units	3,952,048	-	115,132	1,904,395	179,720
Units issued	270,131	5,686	5,881	377,888	14,598
Units redeemed	(494,311)	(45)	(14,832)	(226,957)	(36,859)
Ending units	3,727,868	5,641	106,181	2,055,326	157,459

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA
	MFS		SAST SA	SAST SA	SAST SA
	Massachusett	SAST SA MFS	MFS Telecom	MFS Total	MFS Total
	s Investors	Telecom Utility	Utility	Return	Return
	Trust Portfolio	Portfolio Class	Portfolio	Portfolio	Portfolio
	Class 3	1	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$793,203	$-	$-	$1,220,017	$2,645,649
Mortality and expense risk and administrative charges	(1,256,648)	-	-	(452,778)	(1,125,425)
Net investment income (loss)	(463,445)	-	-	767,239	1,520,224
Net realized gain (loss)	6,294,157	-	-	1,223,663	2,309,047
Capital gain distribution from mutual funds	14,143,734	-	-	1,577,310	3,812,479
Change in unrealized appreciation (depreciation) of investments	12,589,325	-	-	5,492,849	13,357,600
Increase (decrease) in net assets from operations	32,563,771	-	-	9,061,061	20,999,350
From contract transactions:
Payments received from contract owners	2,623,802	-	-	169,916	5,677,556
Payments for contract benefits or terminations	(9,383,160)	-	-	(4,949,573)	(11,278,730)
Transfers between sub-accounts (including fixed account), net	(9,543,879)	-	-	(788,675)	839,608
Contract maintenance charges	(1,143,742)	-	-	-	(612,261)
Adjustments to net assets allocated to contracts in payout period	(682)	-	-	(3,531)	(2,231)
Increase (decrease) in net assets from contract transactions	(17,447,661)	-	-	(5,571,863)	(5,376,058)
Increase (decrease) in net assets	15,116,110	-	-	3,489,198	15,623,292
Net assets at beginning of period	113,434,478	-	-	49,114,301	112,941,135
Net assets at end of period	$128,550,588	$-	$-	$52,603,499	$128,564,427
Beginning units	5,282,036	-	-	1,916,615	4,570,533
Units issued	142,191	-	-	42,407	335,371
Units redeemed	(822,633)	-	-	(237,970)	(527,504)
Ending units	4,601,594	-	-	1,721,052	4,378,400
For the Year Ended December 31, 2018
From operations:
Dividends	$675,168	$78,025	$115,658	$1,145,361	$2,304,864
Mortality and expense risk and administrative charges	(1,284,789)	(15,287)	(21,838)	(487,590)	(1,131,279)
Net investment income (loss)	(609,621)	62,738	93,820	657,771	1,173,585
Net realized gain (loss)	6,029,069	51,909	(269,415)	1,510,194	2,836,478
Capital gain distribution from mutual funds	10,987,892	211,159	346,667	3,041,505	6,953,065
Change in unrealized appreciation (depreciation) of investments	(23,806,626)	(279,984)	(100,574)	(8,780,027)	(19,427,189)
Increase (decrease) in net assets from operations	(7,399,286)	45,822	70,498	(3,570,557)	(8,464,061)
From contract transactions:
Payments received from contract owners	1,886,471	-	29,578	10,491	4,762,888
Payments for contract benefits or terminations	(8,622,151)	(150,071)	(103,813)	(6,061,703)	(11,393,846)
Transfers between sub-accounts (including fixed account), net	(1,316,661)	(1,603,379)	(2,748,173)	(456,467)	(189,294)
Contract maintenance charges	(1,133,901)	-	(8,751)	-	(604,355)
Adjustments to net assets allocated to contracts in payout period	824	112	-	904	8,567
Increase (decrease) in net assets from contract transactions	(9,185,418)	(1,753,338)	(2,831,159)	(6,506,775)	(7,416,040)
Increase (decrease) in net assets	(16,584,704)	(1,707,516)	(2,760,661)	(10,077,332)	(15,880,101)
Net assets at beginning of period	130,019,182	1,707,516	2,760,661	59,191,633	128,821,236
Net assets at end of period	$113,434,478	$-	$-	$49,114,301	$112,941,135
Beginning units	5,650,390	67,524	143,676	2,157,071	4,850,693
Units issued	287,528	4,243	5,542	49,768	335,160
Units redeemed	(655,882)	(71,767)	(149,218)	(290,224)	(615,320)
Ending units	5,282,036	-	-	1,916,615	4,570,533

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA	SAST SA
		Morgan	Morgan	SAST SA	SAST SA
		Stanley	Stanley	Oppenheime	Oppenheimer
	SAST SA Mid	International	International	r Main Street	Main Street
	Cap Index	Equities	Equities	Large Cap	Large Cap
	Portfolio	Portfolio Class	Portfolio	Portfolio	Portfolio
	Class 3	1	Class 3	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$73,676	$464,889	$83,807	$379,183
Mortality and expense risk and administrative charges	(6,040)	(30,053)	(200,973)	(66,113)	(396,673)
Net investment income (loss)	(6,040)	43,623	263,916	17,694	(17,490)
Net realized gain (loss)	(900)	98,378	82,278	685,935	1,732,993
Capital gain distribution from mutual funds	1,374	111,375	784,681	741,767	4,212,861
Change in unrealized appreciation (depreciation) of investments	96,281	294,663	2,348,485	382,198	4,202,566
Increase (decrease) in net assets from operations	90,715	548,039	3,479,360	1,827,594	10,130,930
From contract transactions:
Payments received from contract owners	493,506	205	143,957	12,113	303,188
Payments for contract benefits or terminations	(753)	(365,025)	(1,537,571)	(750,554)	(2,602,604)
Transfers between sub-accounts (including fixed account), net	58,893	(156,727)	141,995	(487,158)	(2,827,346)
Contract maintenance charges	(1,729)	(2)	(173,677)	-	(342,985)
Adjustments to net assets allocated to contracts in payout period	-	68	-	(60)	2
Increase (decrease) in net assets from contract transactions	549,917	(521,481)	(1,425,296)	(1,225,659)	(5,469,745)
Increase (decrease) in net assets	640,632	26,558	2,054,064	601,935	4,661,185
Net assets at beginning of period	222,256	2,993,975	18,772,684	6,296,684	35,151,296
Net assets at end of period	$862,888	$3,020,533	$20,826,748	$6,898,619	$39,812,481
Beginning units	25,077	268,458	1,943,541	243,254	1,534,231
Units issued	54,779	2,807	84,429	928	20,307
Units redeemed	(1,236)	(46,976)	(215,248)	(41,151)	(219,520)
Ending units	78,620	224,289	1,812,722	203,031	1,335,018
For the Year Ended December 31, 2018
From operations:
Dividends	$1,458	$43,739	$204,942	$80,160	$331,602
Mortality and expense risk and administrative charges	(572)	(35,864)	(206,216)	(69,927)	(397,940)
Net investment income (loss)	886	7,875	(1,274)	10,233	(66,338)
Net realized gain (loss)	(91)	88,415	240,941	531,723	1,334,909
Capital gain distribution from mutual funds	5,955	81,541	490,916	429,860	2,315,083
Change in unrealized appreciation (depreciation) of investments	(43,165)	(714,662)	(3,947,092)	(1,572,646)	(6,878,313)
Increase (decrease) in net assets from operations	(36,415)	(536,831)	(3,216,509)	(600,830)	(3,294,659)
From contract transactions:
Payments received from contract owners	173,403	10,551	447,052	3,992	581,890
Payments for contract benefits or terminations	-	(347,183)	(1,297,669)	(731,818)	(2,159,904)
Transfers between sub-accounts (including fixed account), net	85,434	(12,903)	1,448,218	(101,642)	896,649
Contract maintenance charges	(166)	(2)	(165,356)	-	(323,015)
Adjustments to net assets allocated to contracts in payout period	-	(342)	44	(1)	53
Increase (decrease) in net assets from contract transactions	258,671	(349,879)	432,289	(829,469)	(1,004,327)
Increase (decrease) in net assets	222,256	(886,710)	(2,784,220)	(1,430,299)	(4,298,986)
Net assets at beginning of period	-	3,880,685	21,556,904	7,726,983	39,450,282
Net assets at end of period	$222,256	$2,993,975	$18,772,684	$6,296,684	$35,151,296
Beginning units	-	295,734	1,896,235	271,347	1,565,591
Units issued	25,095	9,449	223,808	5,175	133,439
Units redeemed	(18)	(36,725)	(176,502)	(33,268)	(164,799)
Ending units	25,077	268,458	1,943,541	243,254	1,534,231

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			SAST SA	SAST SA
		SAST SA	Putnam	Putnam
	SAST SA	PineBridge	International	International	SAST SA
	PineBridge	High-Yield	Growth and	Growth and	Small Cap
	High-Yield	Bond	Income	Income	Index
	Bond Portfolio	Portfolio	Portfolio	Portfolio Class	Portfolio
	Class 1	Class 3	Class 1	3	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$596,202	$3,372,927	$130,411	$301,607	$-
Mortality and expense risk and administrative charges	(75,202)	(441,504)	(51,179)	(120,202)	(5,306)
Net investment income (loss)	521,000	2,931,423	79,232	181,405	(5,306)
Net realized gain (loss)	(28,813)	(43,661)	27,886	449,985	(10,174)
Capital gain distribution from mutual funds	-	-	222,942	581,628	-
Change in unrealized appreciation (depreciation) of investments	539,412	2,873,141	594,887	1,133,456	106,276
Increase (decrease) in net assets from operations	1,031,599	5,760,903	924,947	2,346,474	90,796
From contract transactions:
Payments received from contract owners	30,871	484,691	3,554	139,807	311,623
Payments for contract benefits or terminations	(978,282)	(3,864,816)	(415,682)	(1,309,450)	(1,888)
Transfers between sub-accounts (including fixed account), net	253,894	795,546	(2,906)	(68,510)	2,819
Contract maintenance charges	-	(316,675)	(35)	(75,897)	(1,809)
Adjustments to net assets allocated to contracts in payout period	149	(75)	(5,746)	16	-
Increase (decrease) in net assets from contract transactions	(693,368)	(2,901,329)	(420,815)	(1,314,034)	310,745
Increase (decrease) in net assets	338,231	2,859,574	504,132	1,032,440	401,541
Net assets at beginning of period	7,729,565	44,110,777	5,042,415	12,879,587	298,513
Net assets at end of period	$8,067,796	$46,970,351	$5,546,547	$13,912,027	$700,054
Beginning units	306,134	1,912,864	375,093	1,038,022	34,312
Units issued	14,883	95,106	31,245	45,234	38,126
Units redeemed	(39,394)	(210,616)	(58,870)	(140,208)	(7,115)
Ending units	281,623	1,797,354	347,468	943,048	65,323
For the Year Ended December 31, 2018
From operations:
Dividends	$579,759	$3,179,619	$185,059	$420,352	$1,240
Mortality and expense risk and administrative charges	(83,837)	(467,123)	(61,528)	(136,857)	(677)
Net investment income (loss)	495,922	2,712,496	123,531	283,495	563
Net realized gain (loss)	149,162	(72,190)	115,501	883,422	(826)
Capital gain distribution from mutual funds	-	-	-	-	9,411
Change in unrealized appreciation (depreciation) of investments	(1,043,031)	(5,026,829)	(1,402,877)	(4,080,607)	(61,005)
Increase (decrease) in net assets from operations	(397,947)	(2,386,523)	(1,163,845)	(2,913,690)	(51,857)
From contract transactions:
Payments received from contract owners	342	230,981	3,461	275,221	251,045
Payments for contract benefits or terminations	(1,309,798)	(3,799,712)	(625,778)	(1,642,738)	-
Transfers between sub-accounts (including fixed account), net	(92,398)	(687,029)	(21,132)	116,469	99,523
Contract maintenance charges	-	(323,604)	(35)	(85,241)	(198)
Adjustments to net assets allocated to contracts in payout period	-	554	10,463	7,953	-
Increase (decrease) in net assets from contract transactions	(1,401,854)	(4,578,810)	(633,021)	(1,328,336)	350,370
Increase (decrease) in net assets	(1,799,801)	(6,965,333)	(1,796,866)	(4,242,026)	298,513
Net assets at beginning of period	9,529,366	51,076,110	6,839,281	17,121,613	-
Net assets at end of period	$7,729,565	$44,110,777	$5,042,415	$12,879,587	$298,513
Beginning units	359,813	2,103,994	414,702	1,123,139	-
Units issued	13,571	57,457	15,318	112,880	35,031
Units redeemed	(67,250)	(248,587)	(54,927)	(197,997)	(719)
Ending units	306,134	1,912,864	375,093	1,038,022	34,312

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA T.
	Rowe Price	SAST SA T.			SAST SA
	Asset	Rowe Price	SAST SA	SAST SA VCP	WellsCap
	Allocation	VCP	Templeton	Dynamic	Aggressive
	Growth	Balanced	Foreign Value	Allocation	Growth
	Portfolio	Portfolio Class	Portfolio	Portfolio Class	Portfolio
	Class 3	3	Class 3	3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$172,393	$1,825,814	$78,686	$-	$-
Mortality and expense risk and administrative charges	(114,514)	(1,289,362)	(918,566)	(19,404,009)	(57,753)
Net investment income (loss)	57,879	536,452	(839,880)	(19,404,009)	(57,753)
Net realized gain (loss)	4,130	1,368,245	658,957	9,494,368	284,204
Capital gain distribution from mutual funds	137,637	4,251,895	-	76,663,514	304,556
Change in unrealized appreciation (depreciation) of investments	1,901,210	19,090,859	9,767,521	277,200,701	984,920
Increase (decrease) in net assets from operations	2,100,856	25,247,451	9,586,598	343,954,574	1,515,927
From contract transactions:
Payments received from contract owners	15,313,899	853,213	328,065	4,272	152
Payments for contract benefits or terminations	(160,798)	(5,226,958)	(8,147,659)	(98,663,140)	(487,022)
Transfers between sub-accounts (including fixed account), net	1,717,683	(1,363,141)	4,754,112	(5,517,893)	(56,884)
Contract maintenance charges	(169,520)	(2,148,561)	(836,988)	(31,772,001)	(261)
Adjustments to net assets allocated to contracts in payout period	-	-	16	(15,761)	133
Increase (decrease) in net assets from contract transactions	16,701,264	(7,885,447)	(3,902,454)	(135,964,523)	(543,882)
Increase (decrease) in net assets	18,802,120	17,362,004	5,684,144	207,990,051	972,045
Net assets at beginning of period	3,941,723	122,461,344	90,084,229	1,836,212,781	4,144,994
Net assets at end of period	$22,743,843	$139,823,348	$95,768,373	$2,044,202,832	$5,117,039
Beginning units	420,964	10,641,294	8,523,322	136,132,980	183,493
Units issued	1,598,331	278,555	732,179	420,916	583
Units redeemed	(45,116)	(886,212)	(1,075,193)	(9,437,020)	(19,852)
Ending units	1,974,179	10,033,637	8,180,308	127,116,876	164,224
For the Year Ended December 31, 2018
From operations:
Dividends	$25,838	$3,249,651	$4,385,619	$73,603,908	$-
Mortality and expense risk and administrative charges	(5,603)	(1,261,258)	(1,012,252)	(19,911,244)	(59,630)
Net investment income (loss)	20,235	1,988,393	3,373,367	53,692,664	(59,630)
Net realized gain (loss)	(457)	619,118	2,123,646	18,769,356	365,213
Capital gain distribution from mutual funds	12,281	8,944,417	2,184,416	221,039,716	677,088
Change in unrealized appreciation (depreciation) of investments	(239,482)	(22,390,705)	(25,893,127)	(447,978,605)	(1,286,850)
Increase (decrease) in net assets from operations	(207,423)	(10,838,777)	(18,211,698)	(154,476,869)	(304,179)
From contract transactions:
Payments received from contract owners	4,049,004	8,527,908	608,245	20,309,475	7,840
Payments for contract benefits or terminations	(7,383)	(2,968,258)	(7,757,184)	(72,263,143)	(658,417)
Transfers between sub-accounts (including fixed account), net	109,687	7,064,139	7,485,078	8,367,991	(23,216)
Contract maintenance charges	(2,162)	(1,916,426)	(893,580)	(28,667,852)	(248)
Adjustments to net assets allocated to contracts in payout period	-	-	84	11,236	104
Increase (decrease) in net assets from contract transactions	4,149,146	10,707,363	(557,357)	(72,242,293)	(673,937)
Increase (decrease) in net assets	3,941,723	(131,414)	(18,769,055)	(226,719,162)	(978,116)
Net assets at beginning of period	-	122,592,758	108,853,284	2,062,931,943	5,123,110
Net assets at end of period	$3,941,723	$122,461,344	$90,084,229	$1,836,212,781	$4,144,994
Beginning units	-	9,800,465	8,526,275	141,113,472	206,946
Units issued	422,614	1,563,638	882,812	3,050,533	2,950
Units redeemed	(1,650)	(722,809)	(885,765)	(8,031,025)	(26,403)
Ending units	420,964	10,641,294	8,523,322	136,132,980	183,493

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA	SAST SA	SAST SA
	WellsCap	WellsCap	WellsCap
	Aggressive	Fundamental	Fundamental
	Growth	Growth	Growth
	Portfolio Class	Portfolio Class	Portfolio
	3	1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-
Mortality and expense risk and administrative charges	(25,997)	-	-
Net investment income (loss)	(25,997)	-	-
Net realized gain (loss)	179,615	-	-
Capital gain distribution from mutual funds	155,762	-	-
Change in unrealized appreciation (depreciation) of investments	422,610	-	-
Increase (decrease) in net assets from operations	731,990	-	-
From contract transactions:
Payments received from contract owners	270,091	-	-
Payments for contract benefits or terminations	(155,875)	-	-
Transfers between sub-accounts (including fixed account), net	(39,914)	-	-
Contract maintenance charges	(9,514)	-	-
Increase (decrease) in net assets from contract transactions	64,788	-	-
Increase (decrease) in net assets	796,778	-	-
Net assets at beginning of period	1,834,936	-	-
Net assets at end of period	$2,631,714	$-	$-
Beginning units	117,272	-	-
Units issued	37,464	-	-
Units redeemed	(32,340)	-	-
Ending units	122,396	-	-
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$-	$-
Mortality and expense risk and administrative charges	(21,496)	(92,016)	(34,096)
Net investment income (loss)	(21,496)	(92,016)	(34,096)
Net realized gain (loss)	92,682	(1,798,566)	(749,033)
Capital gain distribution from mutual funds	295,050	5,190,201	2,273,721
Change in unrealized appreciation (depreciation) of investments	(514,655)	(2,095,922)	(962,081)
Increase (decrease) in net assets from operations	(148,419)	1,203,697	528,511
From contract transactions:
Payments received from contract owners	129,638	49,731	81,364
Payments for contract benefits or terminations	(213,845)	(822,177)	(398,270)
Transfers between sub-accounts (including fixed account), net	153,622	(10,351,954)	(4,767,604)
Contract maintenance charges	(9,053)	(190)	(16,050)
Adjustments to net assets allocated to contracts in payout period	-	(1,087)	804
Increase (decrease) in net assets from contract transactions	60,362	(11,125,677)	(5,099,756)
Increase (decrease) in net assets	(88,057)	(9,921,980)	(4,571,245)
Net assets at beginning of period	1,922,993	9,921,980	4,571,245
Net assets at end of period	$1,834,936	$-	$-
Beginning units	113,188	421,879	309,245
Units issued	20,876	6,393	24,940
Units redeemed	(16,792)	(428,272)	(334,185)
Ending units	117,272	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.Organization

Variable Annuity Account Seven (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

Polaris II A-Class	Polaris Platinum O-Series
Polaris II A-Class Platinum Series	Polaris Plus
Polaris II Asset Manager

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub- account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open- ended management investment companies and the names below them are the names of the sub- accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2019 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS Asset Allocation Fund Class 2	American Funds IS Global Small Capitalization Fund Class 4
American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 2
American Funds IS Bond Fund Class 4	American Funds IS Growth Fund Class 4
American Funds IS Capital Income Builder Class 4	American Funds IS Growth-Income Fund Class 2
American Funds IS Global Bond Fund Class 4	American Funds IS Growth-Income Fund Class 4
American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 4
American Funds IS Global Growth Fund Class 4
Anchor Series Trust (AST)(a)
AST SA BlackRock Multi-Asset Income Portfolio Class 3(f)	AST SA Wellington Government and Quality Bond Portfolio Class 3
AST SA PGI Asset Allocation Portfolio Class 1	AST SA Wellington Growth Portfolio Class 1(c)
AST SA PGI Asset Allocation Portfolio Class 3	AST SA Wellington Growth Portfolio Class 3(c)
AST SA Wellington Capital Appreciation Portfolio Class 1	AST SA Wellington Natural Resources Portfolio Class 3(d)
AST SA Wellington Capital Appreciation Portfolio Class 3	AST SA Wellington Strategic Multi-Asset Portfolio Class 3
AST SA Wellington Government and Quality Bond Portfolio Class 1
Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2(b)	FTVIP Franklin Rising Dividends VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2
Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Service Class

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Equity and Income Fund Series II
Invesco V.I. American Value Fund Series II	Invesco V.I. Growth and Income Fund Series II
Invesco V.I. Comstock Fund Series II
Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Developing Growth Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC
Lord Abbett Growth and Income Portfolio Class VC
PIMCO Variable Insurance Trust (PIMCO)
PIMCO Total Return Portfolio Advisor Class(g)
Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3
SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 1
SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3(h)	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA Boston Company Capital Growth Portfolio Class 1(e)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA Boston Company Capital Growth Portfolio Class 3(e)	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA Columbia Technology Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3(j)
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 1
SAST SA Dogs of Wall Street Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3(j)
SAST SA Emerging Markets Equity Index Portfolio Class 3(j)	SAST SA Legg Mason BW Large Cap Value Portfolio Class 1
SAST SA Federated Corporate Bond Portfolio Class 1	SAST SA Legg Mason BW Large Cap Value Portfolio Class 3
SAST SA Federated Corporate Bond Portfolio Class 3	SAST SA Legg Mason Tactical Opportunities Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3(i)	SAST SA MFS Blue Chip Growth Portfolio Class 1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Fixed Income Index Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA MFS Telecom Utility Portfolio Class 1(k)
SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA MFS Telecom Utility Portfolio Class 3(k)
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3(f)	SAST SA MFS Total Return Portfolio Class 3
SAST SA Global Index Allocation 60-40 Portfolio Class 3(j)	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Global Index Allocation 75-25 Portfolio Class 3(j)	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Global Index Allocation 90-10 Portfolio Class 3(j)	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Index Allocation 60-40 Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Index Allocation 80-20 Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Index Allocation 90-10 Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Invesco VCP Equity-Income Portfolio Class 3	SAST SA Templeton Foreign Value Portfolio Class 3
SAST SA Janus Focused Growth Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA WellsCap Aggressive Growth Portfolio Class 1

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 3
SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA WellsCap Fundamental Growth Portfolio Class 1(l)
SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA WellsCap Fundamental Growth Portfolio Class 3(l)

(a)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.

(b)Formerly Franklin Founding Funds Allocation VIP Fund.

(c)The AST SA Wellington Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(d)The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(e)The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

(f)Fund had no activity during the current year.

(g)For the period October 7, 2019 (commencement of operations) to December 31, 2019.

(h)For the period August 21, 2019 (commencement of operations) to December 31, 2019.

(i)For the period May 1, 2019 (commencement of operations) to December 31, 2019.

(j)For the periods May 1, 2018 (commencement of operations) to December 31, 2018 and January 1, 2019 to December 31, 2019.

(k)The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.

(l)The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2.Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

∙Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

∙Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

∙Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2019 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2019, and respective hierarchy levels.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
Polaris II A-Class	0.85% or 1.10%
Polaris II A-Class Platinum Series	0.85% or 1.10%
Polaris II Asset Manager	0.85% or 1.10%
Polaris Platinum O-Series	0.95% or 1.20%
Polaris Plus	0.85% or 1.25%

*The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $35 to $50 for certain contracts. No contract maintenance charge is assessed under the Polaris II A-Class, Polaris II Asset Manager and Polaris Plus contracts.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 6 percent for Polaris Platinum O-Series and Polaris Plus and 0.50 percent for Polaris II A-Class Platinum Series is assessed on amount withdrawn in excess of free withdrawal amount. There are no withdrawal charges under the Polaris II A-Class and Polaris II Asset Manager contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sales Charge: For certain products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The sales charge is paid to the Company and included as part of the payments received from contract owners line of the Statements of Operations and Changes in Net Assets.

The sales charge ranges from 0.50 percent to 5.75 percent and is assessed on the Polaris II A-Class and the Polaris II A-Class Platinum Series contracts.

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to the Company by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 1.25 percent to 5.00 percent and is assessed on the Polaris Platinum O- Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The fee for Income Protector Program is 0.15 percent or 0.30 percent and is offered under the Polaris Plus contract.

MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

∙MarketLock

The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

∙MarketLock for Life Plus and MarketLock Income Plus

The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent – 0.25 percent is added to the Annual Fee):

Optional Features	Products Offered	Annual Fees
MarketLock	Polaris II A-Class Platinum Series	0.50% to 0.75%
MarketLock for Life Plus	Polaris II A-Class Platinum Series	0.70% to 0.75% for one covered person
0.95% to 1.00% for two covered persons
MarketLock Income Plus	Polaris II A-Class Platinum Series	0.85% to 1.10% for one covered person
1.10% to 1.35% for two covered persons

SunAmerica Income Plus, Polaris Income Builder, Polaris Income Builder Daily and Polaris Income Builder Daily Flex Fee: This optional feature provides a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and is deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, the maximum anniversary date contract value, step-up value or minimum income base, as applicable depending on the feature elected. The fee may change after the first year based on an index of market volatility. The annual fee for this optional feature is paid by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
SunAmerica Income Plus	Polaris Platinum O-Series	0.60% to 2.20% for one covered person
0.60% to 2.70% for two covered persons
Polaris Income Builder	Polaris Platinum O-Series	0.60% to 2.20% for one covered person
0.60% to 2.70% for two covered persons
Polaris Income Builder Daily	Polaris Platinum O-Series	0.60% to 2.50% for one covered person
0.60% to 2.50% for two covered persons
Polaris Income Builder Daily Flex	Polaris Platinum O-Series	0.60% to 2.50% for one covered person
0.60% to 2.50% for two covered persons

5.Purchases and Sales of Investments

For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS Asset Allocation Fund Class 2	$31,003,280	$41,075,283
American Funds IS Asset Allocation Fund Class 4	58,919,695	1,547,114
American Funds IS Bond Fund Class 4	8,414,328	812,309
American Funds IS Capital Income Builder Class 4	5,354,855	1,251,614
American Funds IS Global Bond Fund Class 4	1,889,002	298,889
American Funds IS Global Growth Fund Class 2	21,849,254	49,782,703
American Funds IS Global Growth Fund Class 4	4,770,333	1,686,848
American Funds IS Global Small Capitalization Fund Class 4	2,234,084	469,410
American Funds IS Growth Fund Class 2	31,038,581	35,532,900
American Funds IS Growth Fund Class 4	14,365,361	2,441,055
American Funds IS Growth-Income Fund Class 2	48,508,157	47,929,282
American Funds IS Growth-Income Fund Class 4	20,408,292	2,030,019
American Funds IS International Fund Class 4	3,045,982	396,601
AST SA PGI Asset Allocation Portfolio Class 1	589,001	1,437,054
AST SA PGI Asset Allocation Portfolio Class 3	1,319,222	2,322,220

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
AST SA Wellington Capital Appreciation Portfolio Class 1	$12,384,083	$9,917,771
AST SA Wellington Capital Appreciation Portfolio Class 3	40,056,173	31,313,321
AST SA Wellington Government and Quality Bond Portfolio Class 1	2,365,682	3,790,409
AST SA Wellington Government and Quality Bond Portfolio Class 3	24,755,498	20,313,906
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,189,588	53,737
FTVIP Franklin Allocation VIP Fund Class 2	3,652,656	2,695,498
FTVIP Franklin Income VIP Fund Class 2	6,376,131	5,002,514
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	1,905,139	716,530
FTVIP Franklin Rising Dividends VIP Fund Class 2	6,499,655	834,003
FTVIP Franklin Strategic Income VIP Fund Class 2	1,072,504	219,958
FTVIP Templeton Global Bond VIP Fund Class 2	994,310	175,351
Goldman Sachs VIT Government Money Market Fund Service Class	10,602,722	9,799,581
Invesco V.I. American Franchise Fund Series II	1,766,448	1,577,974
Invesco V.I. American Value Fund Series II	792,802	123,831
Invesco V.I. Comstock Fund Series II	39,278,047	33,471,876
Invesco V.I. Equity and Income Fund Series II	3,682,234	523,191
Invesco V.I. Growth and Income Fund Series II	32,798,180	35,377,325
Lord Abbett Bond Debenture Portfolio Class VC	5,710,989	361,339
Lord Abbett Developing Growth Portfolio Class VC	677,223	143,452
Lord Abbett Growth and Income Portfolio Class VC	7,780,466	11,251,959
Lord Abbett Mid Cap Stock Portfolio Class VC	3,066,632	6,753,413
Lord Abbett Total Return Portfolio Class VC	5,263,921	466,649
PIMCO Total Return Portfolio Advisor Class	9,858	3,176
SST SA Allocation Balanced Portfolio Class 3	3,745,033	122,499
SST SA Allocation Growth Portfolio Class 3	7,255,014	57,367
SST SA Allocation Moderate Growth Portfolio Class 3	5,848,931	242,320
SST SA Allocation Moderate Portfolio Class 3	2,381,346	57,722
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	715,261	21,506
SST SA Wellington Real Return Portfolio Class 3	10,060,369	8,455,450
SAST SA AB Growth Portfolio Class 1	4,482,820	8,414,059
SAST SA AB Growth Portfolio Class 3	3,474,366	6,916,980
SAST SA AB Small & Mid Cap Value Portfolio Class 3	2,896,600	5,145,354
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	11,282	2,664
SAST SA Columbia Technology Portfolio Class 1	176,005	204,471
SAST SA Columbia Technology Portfolio Class 3	1,187,688	892,939
SAST SA DFA Ultra Short Bond Portfolio Class 1	4,387,951	4,390,832
SAST SA DFA Ultra Short Bond Portfolio Class 3	6,144,690	3,806,642
SAST SA Dogs of Wall Street Portfolio Class 1	1,147,357	1,841,464
SAST SA Dogs of Wall Street Portfolio Class 3	5,289,423	5,972,099
SAST SA Emerging Markets Equity Index Portfolio Class 3	482,516	61,553
SAST SA Federated Corporate Bond Portfolio Class 1	3,523,716	4,823,145
SAST SA Federated Corporate Bond Portfolio Class 3	20,779,946	22,562,067
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	81,451	812
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	154,944	436,849
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	1,475,472	3,621,306
SAST SA Fixed Income Index Portfolio Class 3	528,136	8,176
SAST SA Fixed Income Intermediate Index Portfolio Class 3	516,843	14,966
SAST SA Franklin Small Company Value Portfolio Class 1	430,722	267,039
SAST SA Franklin Small Company Value Portfolio Class 3	6,993,936	4,962,735
SAST SA Global Index Allocation 60-40 Portfolio Class 3	2,851,955	241,673
SAST SA Global Index Allocation 75-25 Portfolio Class 3	2,231,724	58,801
SAST SA Global Index Allocation 90-10 Portfolio Class 3	3,344,880	284,289
SAST SA Goldman Sachs Global Bond Portfolio Class 1	321,997	1,052,164
SAST SA Goldman Sachs Global Bond Portfolio Class 3	5,612,708	5,399,180
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	459,007	33,786
SAST SA Index Allocation 60-40 Portfolio Class 3	5,037,707	68,307
SAST SA Index Allocation 80-20 Portfolio Class 3	6,213,701	146,713
SAST SA Index Allocation 90-10 Portfolio Class 3	10,951,176	137,352
SAST SA International Index Portfolio Class 3	144,900	4,903
SAST SA Invesco Growth Opportunities Portfolio Class 1	762,887	449,174

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Invesco Growth Opportunities Portfolio Class 3	$3,783,127	$3,827,331
SAST SA Invesco VCP Equity-Income Portfolio Class 3	6,439,899	7,318,402
SAST SA Janus Focused Growth Portfolio Class 3	1,980,793	5,208,879
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,672,210	2,098,306
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,979,902	2,710,486
SAST SA JPMorgan Emerging Markets Portfolio Class 1	392,093	1,047,810
SAST SA JPMorgan Emerging Markets Portfolio Class 3	2,593,185	2,518,059
SAST SA JPMorgan Equity-Income Portfolio Class 1	2,672,060	2,387,370
SAST SA JPMorgan Equity-Income Portfolio Class 3	12,791,153	10,552,315
SAST SA JPMorgan Global Equities Portfolio Class 1	516,786	494,334
SAST SA JPMorgan Global Equities Portfolio Class 3	1,324,594	465,468
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	2,680,383	2,210,734
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	30,697,091	19,767,559
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	757,882	1,478,832
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	7,900,503	6,861,173
SAST SA Large Cap Growth Index Portfolio Class 3	194,362	3,726
SAST SA Large Cap Index Portfolio Class 1	41,459	947,009
SAST SA Large Cap Index Portfolio Class 3	757,995	17,193
SAST SA Large Cap Value Index Portfolio Class 3	223,420	37,320
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	4,612,109	5,261,148
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	11,498,557	14,384,688
SAST SA Legg Mason Tactical Opportunities Class 3	817,897	45,123
SAST SA MFS Blue Chip Growth Portfolio Class 1	435,119	361,599
SAST SA MFS Blue Chip Growth Portfolio Class 3	6,310,502	3,566,363
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	659,898	521,913
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	16,559,792	20,327,164
SAST SA MFS Total Return Portfolio Class 1	3,555,073	6,782,387
SAST SA MFS Total Return Portfolio Class 3	12,812,432	12,855,788
SAST SA Mid Cap Index Portfolio Class 3	556,750	11,499
SAST SA Morgan Stanley International Equities Portfolio Class 1	211,993	578,477
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,970,138	2,346,836
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	843,404	1,309,602
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	4,897,325	6,171,698
SAST SA PineBridge High-Yield Bond Portfolio Class 1	921,173	1,093,541
SAST SA PineBridge High-Yield Bond Portfolio Class 3	5,243,185	5,213,090
SAST SA Putnam International Growth and Income Portfolio Class 1	768,392	887,034
SAST SA Putnam International Growth and Income Portfolio Class 3	1,359,888	1,910,889
SAST SA Small Cap Index Portfolio Class 3	380,205	74,768
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	17,107,661	210,879
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	8,109,998	11,207,098
SAST SA Templeton Foreign Value Portfolio Class 3	7,051,511	11,793,845
SAST SA VCP Dynamic Allocation Portfolio Class 3	77,326,763	156,031,782
SAST SA WellsCap Aggressive Growth Portfolio Class 1	314,565	611,645
SAST SA WellsCap Aggressive Growth Portfolio Class 3	841,474	646,921

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2019, follows:

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	9,737,895	33.78	35.53	344,199,433	1.91	0.85	1.20	19.79	20.21
American Funds IS Asset Allocation Fund Class 4	7,631,406	13.67	13.83	105,199,155	2.07	0.95	1.20	19.48	19.78
American Funds IS Bond Fund Class 4	1,967,476	10.75	10.88	21,259,036	2.66	0.95	1.20	7.78	8.05
American Funds IS Capital Income Builder Class 4	2,037,472	11.38	11.52	23,311,952	2.69	0.95	1.20	16.22	16.51
American Funds IS Global Bond Fund Class 4	507,176	10.49	10.61	5,344,025	1.46	0.95	1.20	6.25	6.52
American Funds IS Global Growth Fund Class 2	5,388,171	54.99	57.87	308,999,278	1.12	0.85	1.20	33.66	34.13
American Funds IS Global Growth Fund Class 4	1,415,010	14.73	14.90	20,937,528	1.04	0.95	1.20	33.27	33.60
American Funds IS Global Small Capitalization Fund Class 4	535,291	13.16	13.31	7,076,405	0.01	0.95	1.20	29.68	30.00
American Funds IS Growth Fund Class 2	4,350,098	57.43	60.42	260,426,959	0.75	0.85	1.20	29.21	29.67
American Funds IS Growth Fund Class 4	2,680,397	17.03	17.22	45,837,341	0.62	0.95	1.20	28.88	29.21
American Funds IS Growth-Income Fund Class 2	8,681,700	44.53	46.91	403,819,990	1.67	0.85	1.20	24.63	25.07
American Funds IS Growth-Income Fund Class 4	4,372,951	15.31	15.49	67,263,097	1.64	0.95	1.20	24.35	24.66
American Funds IS International Fund Class 4	927,413	11.96	12.10	11,141,460	1.43	0.95	1.20	21.20	21.51
AST SA PGI Asset Allocation Portfolio Class 1	205,269	29.29	52.04	7,460,478	2.84	0.85	1.25	19.00	19.48
AST SA PGI Asset Allocation Portfolio Class 3	576,543	26.80	28.30	16,147,155	2.62	0.85	1.20	18.77	19.19
AST SA Wellington Capital Appreciation Portfolio Class 1	1,141,179	55.81	167.09	73,319,184	0.00	0.85	1.25	29.54	30.06
AST SA Wellington Capital Appreciation Portfolio Class 3	3,510,575	50.89	53.95	186,618,939	0.00	0.85	1.20	29.28	29.73
AST SA Wellington Government and Quality Bond Portfolio Class 1	1,234,787	19.27	23.74	24,548,927	2.58	0.85	1.25	5.99	6.41
AST SA Wellington Government and Quality Bond Portfolio Class 3	10,352,414	17.62	18.63	189,392,789	2.36	0.85	1.20	5.78	6.15
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	213,919	12.17	12.27	2,619,424	0.00	0.95	1.20	17.46	17.75
FTVIP Franklin Allocation VIP Fund Class 2	1,532,247	15.61	16.20	24,531,568	3.58	0.85	1.20	18.43	18.84
FTVIP Franklin Income VIP Fund Class 2	2,701,418	16.85	17.48	46,444,355	5.43	0.85	1.20	14.67	15.08
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	729,869	11.50	11.64	8,425,143	1.71	0.95	1.20	22.88	23.19
FTVIP Franklin Rising Dividends VIP Fund Class 2	1,113,288	15.46	15.64	17,287,768	1.22	0.95	1.20	27.69	28.01
FTVIP Franklin Strategic Income VIP Fund Class 2	264,192	10.65	10.77	2,826,636	4.91	0.95	1.20	6.77	7.03
FTVIP Templeton Global Bond VIP Fund Class 2	282,537	9.76	9.88	2,770,788	6.72	0.95	1.20	0.80	1.05
Goldman Sachs VIT Government Money Market Fund Service Class	608,035	9.95	10.08	6,092,039	1.88	0.85	1.20	0.66	1.01
Invesco V.I. American Franchise Fund Series II	269,168	28.66	30.16	7,971,840	0.00	0.85	1.20	34.80	35.27
Invesco V.I. American Value Fund Series II	255,974	11.29	11.42	2,897,785	0.45	0.95	1.20	23.22	23.53
Invesco V.I. Comstock Fund Series II	8,806,010	28.15	29.69	258,247,828	1.72	0.85	1.20	23.45	23.88
Invesco V.I. Equity and Income Fund Series II	956,401	12.43	12.58	11,950,586	2.51	0.95	1.20	18.58	18.87
Invesco V.I. Growth and Income Fund Series II	8,175,388	30.61	32.36	261,206,540	1.58	0.85	1.20	23.36	23.79
Lord Abbett Bond Debenture Portfolio Class VC	1,244,734	11.93	12.07	14,928,516	4.61	0.95	1.20	12.00	12.28
Lord Abbett Developing Growth Portfolio Class VC	103,731	14.39	14.55	1,499,117	0.00	0.95	1.20	30.19	30.52
Lord Abbett Growth and Income Portfolio Class VC	3,238,581	24.74	26.07	83,894,466	1.64	0.85	1.20	21.03	21.46
Lord Abbett Mid Cap Stock Portfolio Class VC	2,150,594	25.54	26.88	57,362,542	0.93	0.85	1.20	21.18	21.60
Lord Abbett Total Return Portfolio Class VC	1,137,269	10.81	10.93	12,351,787	3.17	0.95	1.20	7.12	7.38
PIMCO Total Return Portfolio Advisor Class	667		9.90	6,599	0.58		0.85		-1.01
SST SA Allocation Balanced Portfolio Class 3	379,792	11.17	11.20	4,251,395	2.44	0.95	1.20	14.64	14.93
SST SA Allocation Growth Portfolio Class 3	759,907	11.43	11.46	8,708,330	0.01	0.95	1.20	22.03	22.34
SST SA Allocation Moderate Growth Portfolio Class 3	554,445	11.33	11.36	6,297,073	2.38	0.95	1.20	19.17	19.47
SST SA Allocation Moderate Portfolio Class 3	239,552	11.27	11.30	2,704,289	2.52	0.95	1.20	17.33	17.62
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	110,231	13.00	13.10	1,444,014	1.50	0.95	1.20	18.38	18.67
SST SA Wellington Real Return Portfolio Class 3	6,986,716	12.20	12.55	86,705,611	0.33	0.85	1.20	4.28	4.64
SAST SA AB Growth Portfolio Class 1	1,329,701	28.88	113.19	65,668,482	0.00	0.85	1.25	33.20	33.73
SAST SA AB Growth Portfolio Class 3	1,596,988	26.35	27.89	43,666,171	0.00	0.85	1.20	32.94	33.41
SAST SA AB Small & Mid Cap Value Portfolio Class 3	2,011,468	22.79	23.80	47,173,477	0.00	0.85	1.20	18.29	18.71
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	640		14.23	9,109	0.24		0.85		17.48
SAST SA Columbia Technology Portfolio Class 1	100,027	8.62	9.04	894,705	0.00	0.85	1.10	53.95	54.33
SAST SA Columbia Technology Portfolio Class 3	569,357	8.19	8.72	4,805,152	0.00	0.85	1.20	53.25	53.79
SAST SA DFA Ultra Short Bond Portfolio Class 1	623,909	11.24	12.68	7,174,747	1.79	0.85	1.25	1.00	1.41
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,423,405	10.23	10.85	15,220,549	1.88	0.85	1.20	0.78	1.13
SAST SA Dogs of Wall Street Portfolio Class 1	119,009	39.53	48.36	5,227,062	2.49	0.85	1.25	23.24	23.73
SAST SA Dogs of Wall Street Portfolio Class 3	967,588	44.24	46.75	44,231,662	2.41	0.85	1.20	23.02	23.45
SAST SA Emerging Markets Equity Index Portfolio Class 3	53,668	9.97	10.03	536,290	0.00	0.85	1.20	16.97	17.38
SAST SA Federated Corporate Bond Portfolio Class 1	1,198,915	30.39	35.85	36,631,899	5.23	0.85	1.25	13.45	13.90
SAST SA Federated Corporate Bond Portfolio Class 3	7,146,536	27.78	29.38	207,252,486	5.01	0.85	1.20	13.23	13.62
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	7,675	11.09	11.10	85,142	0.30	0.95	1.10	10.91	11.02
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	73,121	45.43	56.92	3,756,965	2.44	0.85	1.25	24.65	25.15
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	320,409	52.02	54.97	17,328,124	2.02	0.85	1.20	24.46	24.90
SAST SA Fixed Income Index Portfolio Class 3	68,656	10.85	10.91	745,990	0.23	0.85	1.20	7.50	7.88

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fixed Income Intermediate Index Portfolio Class 3	55,266	10.60	10.66	587,337	0.17	0.85	1.20	4.72	5.08
SAST SA Franklin Small Company Value Portfolio Class 1	52,108		55.24	2,878,371	0.99		1.25		24.85
SAST SA Franklin Small Company Value Portfolio Class 3	1,813,603	19.83	20.68	36,962,824	0.73	0.85	1.20	24.67	25.11
SAST SA Global Index Allocation 60-40 Portfolio Class 3	313,936	10.88	10.93	3,426,776	0.00	0.95	1.20	16.46	16.76
SAST SA Global Index Allocation 75-25 Portfolio Class 3	332,770	10.89	10.94	3,636,504	0.00	0.95	1.20	18.94	19.24
SAST SA Global Index Allocation 90-10 Portfolio Class 3	421,909	10.88	10.93	4,609,074	0.00	0.95	1.20	21.53	21.83
SAST SA Goldman Sachs Global Bond Portfolio Class 1	385,341	18.68	24.32	7,393,002	0.00	0.85	1.25	5.54	5.96
SAST SA Goldman Sachs Global Bond Portfolio Class 3	3,083,702	17.07	18.05	54,664,449	0.00	0.85	1.20	5.34	5.71
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	42,948	10.75	10.81	463,435	3.12	0.85	1.20	17.40	17.81
SAST SA Index Allocation 60-40 Portfolio Class 3	621,006	11.26	11.32	7,013,142	0.00	0.85	1.20	18.14	18.56
SAST SA Index Allocation 80-20 Portfolio Class 3	764,353	11.38	11.42	8,728,938	0.00	0.95	1.20	22.17	22.48
SAST SA Index Allocation 90-10 Portfolio Class 3	1,266,108	11.40	11.45	14,492,608	0.00	0.95	1.20	24.04	24.35
SAST SA International Index Portfolio Class 3	19,658	10.11	10.16	198,838	0.09	0.95	1.20	19.41	19.71
SAST SA Invesco Growth Opportunities Portfolio Class 1	131,216	15.11	15.27	1,983,962	0.00	0.85	1.10	27.56	27.88
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,332,305	14.61	14.63	19,407,559	0.00	0.85	1.20	27.16	27.60
SAST SA Invesco VCP Equity-Income Portfolio Class 3	8,377,590	13.78	14.11	117,284,856	1.48	0.85	1.20	15.56	15.97
SAST SA Janus Focused Growth Portfolio Class 3	1,101,781	25.96	27.09	29,298,061	0.00	0.85	1.20	34.33	34.80
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	574,628	19.67	32.05	15,062,788	2.23	0.85	1.25	17.49	17.96
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	2,029,324	17.87	19.01	37,661,186	2.12	0.85	1.20	17.30	17.71
SAST SA JPMorgan Emerging Markets Portfolio Class 1	151,214	22.56	29.07	3,835,637	2.96	0.85	1.25	19.63	20.11
SAST SA JPMorgan Emerging Markets Portfolio Class 3	805,895	26.60	28.08	22,077,912	2.90	0.85	1.20	19.36	19.78
SAST SA JPMorgan Equity-Income Portfolio Class 1	389,727	25.33	75.00	18,673,546	2.59	0.85	1.25	25.58	26.08
SAST SA JPMorgan Equity-Income Portfolio Class 3	3,986,435	23.05	24.48	95,079,646	2.39	0.85	1.20	25.32	25.76
SAST SA JPMorgan Global Equities Portfolio Class 1	167,835	17.39	37.28	4,112,625	2.29	0.85	1.25	18.40	18.88
SAST SA JPMorgan Global Equities Portfolio Class 3	390,234	15.95	16.80	6,395,859	2.17	0.85	1.20	18.15	18.56
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	732,162	23.46	32.97	17,364,009	3.01	0.85	1.25	8.11	8.54
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	10,392,176	21.44	22.65	231,012,768	2.76	0.85	1.20	7.73	8.11
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	192,118	27.60	28.93	5,516,498	0.00	0.85	1.10	38.05	38.40
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,466,954	26.45	27.97	39,989,475	0.00	0.85	1.20	37.59	38.07
SAST SA Large Cap Growth Index Portfolio Class 3	19,131	12.35	12.41	236,726	0.02	0.95	1.20	28.84	29.16
SAST SA Large Cap Index Portfolio Class 1	432,745		25.17	10,892,439	0.04		1.25		29.30
SAST SA Large Cap Index Portfolio Class 3	76,991	12.24	12.29	943,701	0.02	0.95	1.20	29.06	29.38
SAST SA Large Cap Value Index Portfolio Class 3	18,999	12.06	12.13	229,766	0.02	0.85	1.20	29.68	30.13
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	1,142,644	33.93	82.09	43,746,873	2.12	0.85	1.25	24.13	24.62
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	3,299,989	30.95	32.78	106,662,755	1.87	0.85	1.20	23.89	24.32
SAST SA Legg Mason Tactical Opportunities Class 3	79,520	10.98	11.02	876,245	2.54	0.95	1.20	16.88	17.17
SAST SA MFS Blue Chip Growth Portfolio Class 1	100,006	15.69	16.37	1,625,271	0.68	0.85	1.10	30.77	31.10
SAST SA MFS Blue Chip Growth Portfolio Class 3	2,041,453	14.86	15.82	31,171,608	0.38	0.85	1.20	30.30	30.75
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	145,506	28.34	29.70	4,307,591	0.93	0.85	1.10	30.35	30.68
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	4,601,594	26.80	28.69	128,550,588	0.66	0.85	1.20	29.93	30.39
SAST SA MFS Total Return Portfolio Class 1	1,721,052	29.31	30.73	52,603,499	2.40	0.85	1.10	19.04	19.34
SAST SA MFS Total Return Portfolio Class 3	4,378,400	28.06	29.68	128,564,427	2.19	0.85	1.20	18.62	19.04
SAST SA Mid Cap Index Portfolio Class 3	78,620	10.96	11.03	862,888	0.00	0.85	1.20	23.70	24.14
SAST SA Morgan Stanley International Equities Portfolio Class 1	224,289	12.15	17.47	3,020,533	2.45	0.85	1.25	19.13	19.61
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,812,722	11.11	11.73	20,826,748	2.35	0.85	1.20	18.76	19.18
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	203,031	31.63	47.65	6,898,619	1.27	0.85	1.25	30.28	30.80
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	1,335,018	28.93	30.55	39,812,481	1.01	0.85	1.20	30.01	30.46
SAST SA PineBridge High-Yield Bond Portfolio Class 1	281,623	27.46	37.29	8,067,796	7.55	0.85	1.25	13.45	13.91
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,797,354	25.11	26.52	46,970,351	7.41	0.85	1.20	13.10	13.49
SAST SA Putnam International Growth and Income Portfolio Class 1	347,468	15.36	18.54	5,546,547	2.46	0.85	1.25	18.83	19.30
SAST SA Putnam International Growth and Income Portfolio Class 3	943,048	14.05	14.84	13,912,027	2.25	0.85	1.20	18.60	19.01
SAST SA Small Cap Index Portfolio Class 3	65,323	10.70	10.76	700,054	0.00	0.85	1.20	23.02	23.45
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,974,179	11.48	11.55	22,743,843	1.29	0.85	1.20	22.78	23.21
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	10,033,637	13.81	14.00	139,823,348	1.39	0.85	1.20	20.82	21.24
SAST SA Templeton Foreign Value Portfolio Class 3	8,180,308	11.39	11.88	95,768,373	0.08	0.85	1.20	10.56	10.95
SAST SA VCP Dynamic Allocation Portfolio Class 3	127,116,876	15.81	16.27	2,044,202,832	0.00	0.85	1.20	18.96	19.38
SAST SA WellsCap Aggressive Growth Portfolio Class 1	164,224	22.81	35.81	5,117,039	0.00	0.85	1.25	37.52	38.08
SAST SA WellsCap Aggressive Growth Portfolio Class 3	122,396	21.03	22.04	2,631,714	0.00	0.85	1.20	37.28	37.76

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	10,668,380	28.20	29.56	313,819,502	1.68	0.85	1.20	-5.75	-5.42
American Funds IS Asset Allocation Fund Class 4	3,494,437	11.44	11.55	40,196,348	1.86	0.95	1.20	-5.97	-5.74
American Funds IS Bond Fund Class 4	1,276,147	9.97	10.07	12,780,250	2.58	0.95	1.20	-2.07	-1.83
American Funds IS Capital Income Builder Class 4	1,684,960	9.80	9.89	16,567,381	2.86	0.95	1.20	-8.36	-8.13
American Funds IS Global Bond Fund Class 4	354,902	9.87	9.96	3,513,984	2.69	0.95	1.20	-2.79	-2.54
American Funds IS Global Growth Fund Class 2	6,260,107	41.14	43.14	267,836,015	0.68	0.85	1.20	-10.13	-9.82
American Funds IS Global Growth Fund Class 4	1,249,468	11.05	11.15	13,856,860	0.59	0.95	1.20	-10.33	-10.10
American Funds IS Global Small Capitalization Fund Class 4	409,961	10.14	10.24	4,174,164	0.02	0.95	1.20	-11.88	-11.65
American Funds IS Growth Fund Class 2	4,906,679	44.45	46.60	226,735,625	0.45	0.85	1.20	-1.44	-1.10
American Funds IS Growth Fund Class 4	2,141,115	13.21	13.33	28,376,503	0.30	0.95	1.20	-1.70	-1.45
American Funds IS Growth-Income Fund Class 2	9,659,877	35.73	37.50	359,548,435	1.45	0.85	1.20	-2.96	-2.62
American Funds IS Growth-Income Fund Class 4	3,481,329	12.31	12.42	43,011,140	1.45	0.95	1.20	-3.23	-2.97
American Funds IS International Fund Class 4	709,285	9.87	9.96	7,019,140	2.06	0.95	1.20	-14.45	-14.23
AST SA PGI Asset Allocation Portfolio Class 1	245,618	24.51	43.73	7,411,620	2.56	0.85	1.25	-5.74	-5.36
AST SA PGI Asset Allocation Portfolio Class 3	651,666	22.56	23.75	15,322,864	2.42	0.85	1.20	-5.91	-5.57
AST SA Wellington Capital Appreciation Portfolio Class 1	1,286,016	42.91	128.99	63,749,065	0.00	0.85	1.25	-1.99	-1.60
AST SA Wellington Capital Appreciation Portfolio Class 3	3,953,800	39.36	41.58	162,286,170	0.00	0.85	1.20	-2.18	-1.83
AST SA Wellington Government and Quality Bond Portfolio Class 1	1,328,410	18.11	22.40	24,881,829	2.03	0.85	1.25	-1.19	-0.79
AST SA Wellington Government and Quality Bond Portfolio Class 3	10,239,784	16.65	17.55	176,786,183	1.88	0.85	1.20	-1.40	-1.06
AST SA Wellington Growth Portfolio Class 1	-	25.23	66.85	-	2.29	0.85	1.25	5.55	5.89
AST SA Wellington Growth Portfolio Class 3	-	23.21	24.46	-	1.92	0.85	1.20	5.35	5.65
AST SA Wellington Natural Resources Portfolio Class 3	-	9.57	9.95	-	3.64	0.85	1.20	3.67	3.97
AST SA Wellington Strategic Multi-Asset Portfolio Class 3	30,462	10.36	10.42	317,044	1.14	0.95	1.20	-8.91	-8.69
FTVIP Franklin Allocation VIP Fund Class 2	1,610,751	13.18	13.63	21,724,060	3.16	0.85	1.20	-10.73	-10.42
FTVIP Franklin Income VIP Fund Class 2	2,780,425	14.70	15.19	41,643,043	4.97	0.85	1.20	-5.45	-5.12
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	696,677	9.36	9.45	6,538,375	2.95	0.95	1.20	-12.28	-12.06
FTVIP Franklin Rising Dividends VIP Fund Class 2	865,831	12.11	12.22	10,519,802	1.31	0.95	1.20	-6.21	-5.98
FTVIP Franklin Strategic Income VIP Fund Class 2	191,727	9.97	10.06	1,919,560	2.95	0.95	1.20	-3.31	-3.07
FTVIP Templeton Global Bond VIP Fund Class 2	213,280	9.69	9.78	2,072,431	0.00	0.95	1.20	0.72	0.97
Goldman Sachs VIT Government Money Market Fund Service Class	532,279	9.88	9.97	5,288,898	1.61	0.85	1.20	0.26	0.62
Invesco V.I. American Franchise Fund Series II	299,291	21.26	22.29	6,569,450	0.00	0.85	1.20	-5.04	-4.71
Invesco V.I. American Value Fund Series II	208,794	9.16	9.25	1,917,565	0.26	0.95	1.20	-13.91	-13.70
Invesco V.I. Comstock Fund Series II	9,846,141	22.80	23.97	233,387,078	1.49	0.85	1.20	-13.42	-13.11
Invesco V.I. Equity and Income Fund Series II	765,060	10.48	10.58	8,052,808	2.39	0.95	1.20	-10.81	-10.59
Invesco V.I. Growth and Income Fund Series II	9,254,052	24.82	26.14	239,132,960	1.84	0.85	1.20	-14.63	-14.33
Lord Abbett Bond Debenture Portfolio Class VC	821,273	10.66	10.75	8,783,520	5.81	0.95	1.20	-5.17	-4.93
Lord Abbett Developing Growth Portfolio Class VC	74,874	11.05	11.15	830,219	0.00	0.95	1.20	3.62	3.89
Lord Abbett Growth and Income Portfolio Class VC	3,631,052	20.44	21.47	77,514,496	1.37	0.85	1.20	-9.25	-8.93
Lord Abbett Mid Cap Stock Portfolio Class VC	2,335,926	21.07	22.10	51,290,441	0.69	0.85	1.20	-16.06	-15.76
Lord Abbett Total Return Portfolio Class VC	705,696	10.09	10.18	7,147,234	4.04	0.95	1.20	-2.21	-1.97
SST SA Allocation Balanced Portfolio Class 3	54,711	9.74	9.75	533,300	4.27	0.95	1.20	-2.56	-2.52
SST SA Allocation Growth Portfolio Class 3	102,999	9.36	9.37	964,941	2.93	0.95	1.20	-6.35	-6.31
SST SA Allocation Moderate Growth Portfolio Class 3	53,261		9.51	506,553	4.54		0.95		-4.89
SST SA Allocation Moderate Portfolio Class 3	34,009		9.61	326,677	2.42		0.95		-3.94
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	58,114	10.98	11.04	641,532	1.73	0.95	1.20	-9.86	-9.63
SST SA Wellington Real Return Portfolio Class 3	6,810,076	11.70	11.99	80,871,642	3.38	0.85	1.20	-1.40	-1.05
SAST SA AB Growth Portfolio Class 1	1,507,359	21.59	84.98	55,159,206	0.00	0.85	1.25	1.04	1.45
SAST SA AB Growth Portfolio Class 3	1,825,919	19.82	20.91	37,496,816	0.00	0.85	1.20	0.83	1.19
SAST SA AB Small & Mid Cap Value Portfolio Class 3	2,124,923	19.27	20.05	42,053,433	0.33	0.85	1.20	-16.34	-16.04
SAST SA Boston Company Capital Growth Portfolio Class 1	-	17.06	17.82	-	0.68	0.85	1.10	13.50	13.73
SAST SA Boston Company Capital Growth Portfolio Class 3	-	16.41	17.28	-	0.25	0.85	1.20	13.22	13.54
SAST SA Columbia Technology Portfolio Class 1	111,396	5.60	5.86	647,541	0.00	0.85	1.10	-9.16	-8.93
SAST SA Columbia Technology Portfolio Class 3	586,136	5.34	5.67	3,225,691	0.00	0.85	1.20	-9.44	-9.12
SAST SA DFA Ultra Short Bond Portfolio Class 1	630,126	11.08	12.55	7,146,210	1.04	0.85	1.25	0.28	0.68
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,214,654	10.15	10.73	12,868,966	0.81	0.85	1.20	0.02	0.37
SAST SA Dogs of Wall Street Portfolio Class 1	144,261	32.07	39.09	5,162,127	2.35	0.85	1.25	-1.55	-1.15
SAST SA Dogs of Wall Street Portfolio Class 3	1,060,858	35.96	37.87	39,364,435	2.27	0.85	1.20	-1.75	-1.40
SAST SA Emerging Markets Equity Index Portfolio Class 3	8,287	8.52	8.54	70,726	1.27	0.85	1.20	-14.77	-14.57
SAST SA Federated Corporate Bond Portfolio Class 1	1,297,610	26.68	31.60	34,842,192	4.15	0.85	1.25	-4.06	-3.68
SAST SA Federated Corporate Bond Portfolio Class 3	7,502,018	24.54	25.86	191,733,742	4.05	0.85	1.20	-4.23	-3.89
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	79,977	36.45	45.48	3,293,292	2.38	0.85	1.25	-7.63	-7.25
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	365,965	41.80	44.01	15,877,904	2.16	0.85	1.20	-7.86	-7.54
SAST SA Fixed Income Index Portfolio Class 3	20,184	10.09	10.11	203,692	2.60	0.85	1.20	0.89	1.12
SAST SA Fixed Income Intermediate Index Portfolio Class 3	7,140		10.12	72,272	2.08		1.20		1.22
SAST SA Franklin Small Company Value Portfolio Class 1	56,651		44.25	2,506,564	1.03		1.25		-13.89
SAST SA Franklin Small Company Value Portfolio Class 3	1,979,107	15.91	16.53	32,291,413	0.75	0.85	1.20	-14.05	-13.75
SAST SA Global Index Allocation 60-40 Portfolio Class 3	57,209	9.34	9.36	534,978	2.73	0.95	1.20	-6.56	-6.41

42

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31, 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Global Index Allocation 75-25 Portfolio Class 3	119,095	9.16	9.17	1,091,756	2.68	0.95	1.20	-8.43	-8.28
SAST SA Global Index Allocation 90-10 Portfolio Class 3	119,298	8.95	8.97	1,069,932	2.56	0.95	1.20	-10.45	-10.30
SAST SA Goldman Sachs Global Bond Portfolio Class 1	419,543	17.63	23.04	7,624,355	3.75	0.85	1.25	-3.70	-3.31
SAST SA Goldman Sachs Global Bond Portfolio Class 3	3,039,992	16.20	17.08	51,059,139	3.86	0.85	1.20	-3.88	-3.54
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,088		9.17	19,143	0.85		0.95		-8.31
SAST SA Index Allocation 60-40 Portfolio Class 3	155,118	9.53	9.55	1,479,783	2.79	0.85	1.20	-4.72	-4.49
SAST SA Index Allocation 80-20 Portfolio Class 3	199,496	9.31	9.33	1,860,666	3.00	0.95	1.20	-6.88	-6.72
SAST SA Index Allocation 90-10 Portfolio Class 3	249,077	9.19	9.21	2,293,278	2.85	0.95	1.20	-8.08	-7.92
SAST SA International Index Portfolio Class 3	4,658		8.47	39,450	1.97		1.20		-15.30
SAST SA Invesco Growth Opportunities Portfolio Class 1	124,130	11.82	11.97	1,467,804	0.00	0.85	1.10	-5.80	-5.57
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,515,063	11.45	11.51	17,313,849	0.00	0.85	1.20	-6.15	-5.82
SAST SA Invesco VCP Equity-Income Portfolio Class 3	8,554,613	11.93	12.16	103,391,392	2.75	0.85	1.20	-11.25	-10.93
SAST SA Janus Focused Growth Portfolio Class 3	1,287,426	19.33	20.10	25,445,380	0.00	0.85	1.20	-0.17	0.19
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	625,320	16.67	27.28	14,042,704	1.55	0.85	1.25	-8.86	-8.49
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,860,735	15.23	16.15	29,363,530	1.41	0.85	1.20	-9.07	-8.75
SAST SA JPMorgan Emerging Markets Portfolio Class 1	178,917	18.86	24.20	3,845,031	2.15	0.85	1.25	-20.41	-20.09
SAST SA JPMorgan Emerging Markets Portfolio Class 3	814,652	22.29	23.45	18,685,346	2.07	0.85	1.20	-20.54	-20.26
SAST SA JPMorgan Equity-Income Portfolio Class 1	407,597	20.09	59.73	15,911,577	2.10	0.85	1.25	-5.66	-5.28
SAST SA JPMorgan Equity-Income Portfolio Class 3	4,226,812	18.40	19.46	80,368,331	1.90	0.85	1.20	-5.83	-5.50
SAST SA JPMorgan Global Equities Portfolio Class 1	183,878	14.63	31.49	3,777,505	1.88	0.85	1.25	-12.18	-11.83
SAST SA JPMorgan Global Equities Portfolio Class 3	370,333	13.50	14.17	5,135,096	1.69	0.85	1.20	-12.37	-12.06
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	727,414	21.61	30.50	15,925,207	2.49	0.85	1.25	-1.79	-1.40
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	10,066,318	19.91	20.95	207,345,354	2.30	0.85	1.20	-1.89	-1.55
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	234,615	19.99	20.91	4,869,529	0.00	0.85	1.10	-5.93	-5.69
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,545,993	19.22	20.25	30,610,459	0.00	0.85	1.20	-6.26	-5.93
SAST SA Large Cap Growth Index Portfolio Class 3	2,237	9.59	9.60	21,457	0.20	0.95	1.20	-4.12	-3.96
SAST SA Large Cap Index Portfolio Class 1	468,753		19.47	9,125,102	3.28		1.25		-5.94
SAST SA Large Cap Index Portfolio Class 3	11,480	9.48	9.50	108,884	1.19	0.95	1.20	-5.17	-5.01
SAST SA Large Cap Value Index Portfolio Class 3	2,544	9.30	9.31	23,665	0.68	0.95	1.20	-7.03	-6.88
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	1,278,301	27.22	66.13	39,300,810	1.75	0.85	1.25	-9.78	-9.42
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	3,727,868	24.98	26.37	97,044,982	1.47	0.85	1.20	-9.95	-9.63
SAST SA Legg Mason Tactical Opportunities Class 3	5,641		9.41	53,072	1.36		0.95		-5.92
SAST SA MFS Blue Chip Growth Portfolio Class 1	106,181	12.00	12.49	1,317,303	0.42	0.85	1.10	-6.06	-5.88
SAST SA MFS Blue Chip Growth Portfolio Class 3	2,055,326	11.41	12.10	24,049,728	0.16	0.85	1.20	-6.62	-6.29
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	157,459	21.74	22.73	3,567,326	0.83	0.85	1.10	-6.42	-6.18
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	5,282,036	20.63	22.00	113,434,478	0.55	0.85	1.20	-6.77	-6.44
SAST SA MFS Telecom Utility Portfolio Class 1	-	20.86	28.72	-	4.64	0.85	1.25	2.81	3.14
SAST SA MFS Telecom Utility Portfolio Class 3	-	19.20	20.19	-	4.23	0.85	1.20	2.68	2.96
SAST SA MFS Total Return Portfolio Class 1	1,916,615	24.62	25.75	49,114,301	2.12	0.85	1.10	-6.79	-6.56
SAST SA MFS Total Return Portfolio Class 3	4,570,533	23.65	24.93	112,941,135	1.91	0.85	1.20	-7.12	-6.79
SAST SA Mid Cap Index Portfolio Class 3	25,077	8.86	8.88	222,256	0.66	0.95	1.20	-11.39	-11.24
SAST SA Morgan Stanley International Equities Portfolio Class 1	268,458	10.16	14.67	2,993,975	1.27	0.85	1.25	-15.04	-14.70
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,943,541	9.36	9.84	18,772,684	1.02	0.85	1.20	-15.17	-14.87
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	243,254	24.18	36.58	6,296,684	1.14	0.85	1.25	-9.02	-8.65
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	1,534,231	22.25	23.42	35,151,296	0.89	0.85	1.20	-9.22	-8.90
SAST SA PineBridge High-Yield Bond Portfolio Class 1	306,134	24.11	32.87	7,729,565	6.72	0.85	1.25	-5.08	-4.70
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,912,864	22.20	23.37	44,110,777	6.68	0.85	1.20	-5.21	-4.87
SAST SA Putnam International Growth and Income Portfolio Class 1	375,093	12.87	15.60	5,042,415	3.12	0.85	1.25	-18.67	-18.34
SAST SA Putnam International Growth and Income Portfolio Class 3	1,038,022	11.85	12.47	12,879,587	2.80	0.85	1.20	-18.80	-18.52
SAST SA Small Cap Index Portfolio Class 3	34,312	8.70	8.72	298,513	0.42	0.85	1.20	-13.04	-12.84
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	420,964	9.35	9.37	3,941,723	0.66	0.85	1.20	-6.50	-6.28
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	10,641,294	11.43	11.55	122,461,344	2.65	0.85	1.20	-8.21	-7.89
SAST SA Templeton Foreign Value Portfolio Class 3	8,523,322	10.31	10.71	90,084,229	4.41	0.85	1.20	-17.36	-17.07
SAST SA VCP Dynamic Allocation Portfolio Class 3	136,132,980	13.29	13.63	1,836,212,781	3.78	0.85	1.20	-7.94	-7.62
SAST SA WellsCap Aggressive Growth Portfolio Class 1	183,493	16.52	26.04	4,144,994	0.00	0.85	1.25	-7.95	-7.58
SAST SA WellsCap Aggressive Growth Portfolio Class 3	117,272	15.32	16.00	1,834,936	0.00	0.85	1.20	-8.14	-7.82
SAST SA WellsCap Fundamental Growth Portfolio Class 1	-	17.30	43.23	-	0.00	0.85	1.25	12.18	12.54
SAST SA WellsCap Fundamental Growth Portfolio Class 3	-	15.85	16.78	-	0.00	0.85	1.20	12.01	12.33

43

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31, 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	11,548,172	29.92	31.25	359,346,881	1.52	0.85	1.20	14.85	15.25
American Funds IS Asset Allocation Fund Class 4	1,347,331	12.17	12.25	16,444,971	1.62	0.95	1.20	14.53	14.82
American Funds IS Bond Fund Class 4	952,445	10.19	10.25	9,727,744	2.13	0.95	1.20	2.06	2.32
American Funds IS Capital Income Builder Class 4	1,224,886	10.69	10.76	13,126,203	2.52	0.95	1.20	11.31	11.59
American Funds IS Global Bond Fund Class 4	197,321	10.15	10.22	2,007,767	0.45	0.95	1.20	5.36	5.63
American Funds IS Global Growth Fund Class 2	6,880,079	45.78	47.84	326,751,286	0.66	0.85	1.20	29.91	30.36
American Funds IS Global Growth Fund Class 4	932,345	12.33	12.40	11,518,722	0.67	0.95	1.20	16.28	29.56
American Funds IS Global Small Capitalization Fund Class 4	176,485	11.51	11.59	2,036,043	0.34	0.95	1.20	24.13	24.44
American Funds IS Growth Fund Class 2	5,584,593	45.10	47.11	261,171,021	0.50	0.85	1.20	26.77	27.21
American Funds IS Growth Fund Class 4	1,491,856	13.44	13.52	20,090,063	0.49	0.95	1.20	26.46	26.78
American Funds IS Growth-Income Fund Class 2	10,926,542	36.82	38.51	418,005,582	1.38	0.85	1.20	20.93	21.35
American Funds IS Growth-Income Fund Class 4	2,736,479	12.72	12.80	34,902,343	1.48	0.95	1.20	20.62	20.92
American Funds IS International Fund Class 4	338,633	11.53	11.61	3,914,383	1.61	0.95	1.20	30.33	30.65
AST SA PGI Asset Allocation Portfolio Class 1	287,656	25.90	46.39	9,194,984	2.70	0.85	1.25	12.34	12.79
AST SA PGI Asset Allocation Portfolio Class 3	668,091	23.98	25.15	16,650,092	2.56	0.85	1.20	12.12	12.51
AST SA Wellington Capital Appreciation Portfolio Class 1	1,458,560	43.61	131.61	73,546,826	0.00	0.85	1.25	31.14	31.66
AST SA Wellington Capital Appreciation Portfolio Class 3	4,388,216	40.24	42.36	183,778,639	0.00	0.85	1.20	30.87	31.33
AST SA Wellington Government and Quality Bond Portfolio Class 1	1,541,283	18.25	22.67	29,085,742	1.79	0.85	1.25	1.66	2.07
AST SA Wellington Government and Quality Bond Portfolio Class 3	11,575,100	16.89	17.74	202,353,380	1.61	0.85	1.20	1.53	1.88
AST SA Wellington Growth Portfolio Class 1	911,981	23.83	63.33	25,174,137	1.17	0.85	1.25	18.30	18.77
AST SA Wellington Growth Portfolio Class 3	384,258	22.03	23.15	8,725,482	0.97	0.85	1.20	18.06	18.48
AST SA Wellington Natural Resources Portfolio Class 3	572,581	9.23	9.57	5,422,301	2.24	0.85	1.20	13.41	13.81
FTVIP Franklin Allocation VIP Fund Class 2	1,632,110	14.77	15.22	24,617,082	2.65	0.85	1.20	10.65	11.03
FTVIP Franklin Income VIP Fund Class 2	2,840,263	15.54	16.01	44,923,276	4.10	0.85	1.20	8.37	8.75
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	437,798	10.67	10.74	4,680,334	1.82	0.95	1.20	7.31	7.57
FTVIP Franklin Rising Dividends VIP Fund Class 2	595,823	12.91	13.00	7,709,804	1.45	0.95	1.20	19.12	19.42
FTVIP Franklin Strategic Income VIP Fund Class 2	134,592	10.31	10.38	1,391,846	2.72	0.95	1.20	3.31	3.57
FTVIP Templeton Global Bond VIP Fund Class 2	143,394	9.62	9.68	1,381,752	0.00	0.95	1.20	0.71	0.96
Goldman Sachs VIT Government Money Market Fund Service Class	386,810	9.86	9.91	3,825,489	0.45	0.85	1.20	-0.69	-0.34
Invesco V.I. American Franchise Fund Series II	296,239	22.39	23.40	6,851,711	0.00	0.85	1.20	25.52	25.95
Invesco V.I. American Value Fund Series II	131,357	10.64	10.71	1,400,405	0.64	0.95	1.20	8.38	8.65
Invesco V.I. Comstock Fund Series II	10,480,217	26.33	27.58	286,361,670	1.93	0.85	1.20	16.18	16.58
Invesco V.I. Equity and Income Fund Series II	469,764	11.75	11.83	5,536,900	1.61	0.95	1.20	9.46	9.74
Invesco V.I. Growth and Income Fund Series II	9,817,010	29.07	30.51	296,547,815	1.29	0.85	1.20	12.68	13.07
Lord Abbett Bond Debenture Portfolio Class VC	468,272	11.24	11.31	5,274,583	5.93	0.95	1.20	7.91	8.18
Lord Abbett Developing Growth Portfolio Class VC	30,149	10.66	10.73	321,763	0.00	0.95	1.20	28.38	28.70
Lord Abbett Growth and Income Portfolio Class VC	4,118,256	22.52	23.57	96,624,522	1.29	0.85	1.20	12.03	12.42
Lord Abbett Mid Cap Stock Portfolio Class VC	2,498,051	25.11	26.24	65,191,800	0.59	0.85	1.20	5.56	5.93
Lord Abbett Total Return Portfolio Class VC	465,372	10.32	10.39	4,815,026	3.32	0.95	1.20	2.63	2.88
SST SA Wellington Real Return Portfolio Class 3	7,635,695	11.87	12.12	91,778,889	2.27	0.85	1.20	0.72	1.07
SAST SA AB Growth Portfolio Class 1	430,780	21.28	84.10	25,483,130	0.04	0.85	1.25	30.36	30.88
SAST SA AB Growth Portfolio Class 3	658,759	19.66	20.66	13,488,356	0.00	0.85	1.20	30.10	30.56
SAST SA AB Small & Mid Cap Value Portfolio Class 3	2,158,457	23.03	23.88	50,992,700	0.14	0.85	1.20	11.46	11.85
SAST SA Boston Company Capital Growth Portfolio Class 1	52,565	15.03	15.67	820,470	0.30	0.85	1.10	22.44	22.75
SAST SA Boston Company Capital Growth Portfolio Class 3	565,376	14.50	15.22	8,416,695	0.09	0.85	1.20	22.01	22.44
SAST SA Columbia Technology Portfolio Class 1	124,653	6.17	6.43	796,622	0.00	0.85	1.10	33.71	34.05
SAST SA Columbia Technology Portfolio Class 3	539,153	5.90	6.24	3,274,930	0.00	0.85	1.20	33.25	33.71
SAST SA DFA Ultra Short Bond Portfolio Class 1	690,228	11.01	12.52	7,779,020	0.30	0.85	1.25	-0.54	-0.14
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,173,090	10.15	10.69	12,406,923	0.03	0.85	1.20	-0.74	-0.39
SAST SA Dogs of Wall Street Portfolio Class 1	152,316	32.58	39.54	5,477,901	2.27	0.85	1.25	17.35	17.82
SAST SA Dogs of Wall Street Portfolio Class 3	1,150,908	36.60	38.41	43,389,174	2.16	0.85	1.20	17.11	17.52
SAST SA Federated Corporate Bond Portfolio Class 1	1,465,176	27.70	32.94	40,855,271	4.41	0.85	1.25	5.32	5.74
SAST SA Federated Corporate Bond Portfolio Class 3	8,351,021	25.62	26.90	222,386,663	4.28	0.85	1.20	5.11	5.47
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	91,624	39.46	49.04	4,090,169	2.82	0.85	1.25	4.08	4.50
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	414,076	45.37	47.60	19,474,392	2.66	0.85	1.20	3.87	4.23
SAST SA Franklin Small Company Value Portfolio Class 1	65,819		51.38	3,382,063	0.61		1.25		8.46
SAST SA Franklin Small Company Value Portfolio Class 3	2,030,127	18.51	19.16	38,487,496	0.39	0.85	1.20	8.24	8.62
SAST SA Goldman Sachs Global Bond Portfolio Class 1	470,036	18.23	23.93	8,833,626	2.96	0.85	1.25	5.49	5.91
SAST SA Goldman Sachs Global Bond Portfolio Class 3	3,325,906	16.86	17.70	58,012,068	2.84	0.85	1.20	5.28	5.65
SAST SA Invesco Growth Opportunities Portfolio Class 1	142,301	12.52	12.71	1,782,263	0.00	0.85	1.10	23.49	23.80
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,690,655	12.15	12.26	20,537,566	0.00	0.85	1.20	23.06	23.49
SAST SA Invesco VCP Equity-Income Portfolio Class 3	7,803,130	13.44	13.66	106,003,303	1.10	0.85	1.20	8.68	9.06
SAST SA Janus Focused Growth Portfolio Class 3	1,455,660	19.36	20.06	28,777,042	0.00	0.85	1.20	28.28	28.73
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	677,756	18.22	29.93	16,819,998	1.60	0.85	1.25	13.14	13.59
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,754,183	16.75	17.70	30,388,445	1.41	0.85	1.20	12.92	13.31
SAST SA JPMorgan Emerging Markets Portfolio Class 1	194,726	23.69	30.28	5,198,433	2.04	0.85	1.25	40.52	41.08
SAST SA JPMorgan Emerging Markets Portfolio Class 3	750,240	28.05	29.40	21,644,199	1.77	0.85	1.20	40.24	40.73

44

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31, 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Equity-Income Portfolio Class 1	464,151	21.21	63.31	19,129,786	2.11	0.85	1.25	16.82	17.29
SAST SA JPMorgan Equity-Income Portfolio Class 3	4,483,491	19.53	20.60	90,448,498	1.93	0.85	1.20	16.59	17.00
SAST SA JPMorgan Global Equities Portfolio Class 1	202,871	16.59	35.86	4,721,488	1.85	0.85	1.25	22.80	23.29
SAST SA JPMorgan Global Equities Portfolio Class 3	337,904	15.41	16.12	5,341,576	1.64	0.85	1.20	22.56	22.99
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	752,707	21.92	31.05	16,770,050	2.35	0.85	1.25	2.66	3.07
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	11,047,809	20.29	21.28	231,599,866	2.18	0.85	1.20	2.46	2.82
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	266,583	21.25	22.17	5,876,800	0.00	0.85	1.10	28.23	28.55
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,488,779	20.51	21.53	31,443,066	0.00	0.85	1.20	27.79	28.23
SAST SA Large Cap Index Portfolio Class 1	521,147		20.70	10,785,393	1.53		1.25		19.86
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	1,416,445	30.05	73.30	47,686,503	1.74	0.85	1.25	19.08	19.55
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	3,952,048	27.74	29.18	114,067,951	1.56	0.85	1.20	18.84	19.26
SAST SA MFS Blue Chip Growth Portfolio Class 1	115,132	12.75	13.30	1,520,847	0.77	0.85	1.10	25.65	25.96
SAST SA MFS Blue Chip Growth Portfolio Class 3	1,904,395	12.22	12.91	23,817,663	0.49	0.85	1.20	25.21	25.65
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	179,720	23.23	24.22	4,339,390	1.06	0.85	1.10	22.07	22.38
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	5,650,390	22.12	23.52	130,019,182	0.82	0.85	1.20	21.65	22.07
SAST SA MFS Telecom Utility Portfolio Class 1	67,524	20.22	27.93	1,707,516	2.75	0.85	1.25	13.58	14.03
SAST SA MFS Telecom Utility Portfolio Class 3	143,676	18.70	19.61	2,760,661	2.45	0.85	1.20	13.35	13.74
SAST SA MFS Total Return Portfolio Class 1	2,157,071	26.41	27.55	59,191,633	2.45	0.85	1.10	11.00	11.28
SAST SA MFS Total Return Portfolio Class 3	4,850,693	25.47	26.75	128,821,236	2.26	0.85	1.20	10.61	11.00
SAST SA Morgan Stanley International Equities Portfolio Class 1	295,734	11.91	17.26	3,880,685	1.23	0.85	1.25	23.50	23.99
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,896,235	11.03	11.56	21,556,904	0.98	0.85	1.20	23.25	23.68
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	271,347	26.47	40.20	7,726,983	1.02	0.85	1.25	15.42	15.89
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	1,565,591	24.51	25.71	39,450,282	0.82	0.85	1.20	15.19	15.60
SAST SA PineBridge High-Yield Bond Portfolio Class 1	359,813	25.30	34.63	9,529,366	9.02	0.85	1.25	8.38	8.81
SAST SA PineBridge High-Yield Bond Portfolio Class 3	2,103,994	23.42	24.57	51,076,110	8.72	0.85	1.20	8.16	8.54
SAST SA Putnam International Growth and Income Portfolio Class 1	414,702	15.76	19.18	6,839,281	1.53	0.85	1.25	22.95	23.44
SAST SA Putnam International Growth and Income Portfolio Class 3	1,123,139	14.59	15.31	17,121,613	1.26	0.85	1.20	22.71	23.13
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,800,465	12.45	12.51	122,592,758	0.04	0.95	1.20	17.49	17.78
SAST SA Templeton Foreign Value Portfolio Class 3	8,526,275	12.47	12.91	108,853,284	2.48	0.85	1.20	20.02	20.44
SAST SA VCP Dynamic Allocation Portfolio Class 3	141,113,472	14.44	14.75	2,062,931,943	1.12	0.85	1.20	18.52	18.93
SAST SA WellsCap Aggressive Growth Portfolio Class 1	206,946	17.87	28.29	5,123,110	0.00	0.85	1.25	27.98	28.49
SAST SA WellsCap Aggressive Growth Portfolio Class 3	113,188	16.68	17.36	1,922,993	0.00	0.85	1.20	27.73	28.17
SAST SA WellsCap Fundamental Growth Portfolio Class 1	421,879	15.37	38.54	9,921,980	0.27	0.85	1.25	34.00	34.53
SAST SA WellsCap Fundamental Growth Portfolio Class 3	309,245	14.15	14.94	4,571,245	0.02	0.85	1.20	33.73	34.20

		December 31, 2016			For the Year Ended December 31, 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	12,683,944	26.05	27.12	342,652,277	1.57	0.85	1.20	8.11	8.49
American Funds IS Asset Allocation Fund Class 4	813,602	10.63	10.67	8,658,615	1.89	0.95	1.20	7.87	8.13
American Funds IS Bond Fund Class 4	390,049	9.98	10.02	3,900,622	2.27	0.95	1.20	1.58	1.83
American Funds IS Capital Income Builder Class 4	717,732	9.60	9.64	6,902,300	3.28	0.95	1.20	2.55	2.81
American Funds IS Global Bond Fund Class 4	71,798	9.64	9.68	693,159	0.70	0.95	1.20	1.20	1.45
American Funds IS Global Growth Fund Class 2	7,877,309	35.24	36.70	287,191,804	0.88	0.85	1.20	-0.58	-0.23
American Funds IS Global Growth Fund Class 4	680,359	9.51	9.55	6,481,545	0.81	0.95	1.20	-0.82	-0.58
American Funds IS Global Small Capitalization Fund Class 4	52,843	9.27	9.31	490,657	0.14	0.95	1.20	0.64	0.89
American Funds IS Growth Fund Class 2	6,339,567	35.58	37.03	233,251,854	0.75	0.85	1.20	8.19	8.56
American Funds IS Growth Fund Class 4	1,006,137	10.63	10.67	10,703,723	0.67	0.95	1.20	7.92	8.19
American Funds IS Growth-Income Fund Class 2	12,196,593	30.45	31.74	384,799,085	1.42	0.85	1.20	10.19	10.58
American Funds IS Growth-Income Fund Class 4	1,876,197	10.55	10.59	19,818,707	1.59	0.95	1.20	9.93	10.21
American Funds IS International Fund Class 4	139,289	8.85	8.89	1,234,091	1.88	0.95	1.20	1.99	2.24
AST SA PGI Asset Allocation Portfolio Class 1	307,594	22.96	41.30	8,837,236	2.75	0.85	1.25	9.40	9.84
AST SA PGI Asset Allocation Portfolio Class 3	714,991	21.39	22.35	15,858,695	2.62	0.85	1.20	9.18	9.57
AST SA Wellington Capital Appreciation Portfolio Class 1	1,684,891	33.12	100.36	64,358,914	0.00	0.85	1.25	0.72	1.12
AST SA Wellington Capital Appreciation Portfolio Class 3	4,997,159	30.75	32.25	159,591,533	0.00	0.85	1.20	0.52	0.87
AST SA Wellington Government and Quality Bond Portfolio Class 1	1,597,987	17.88	22.30	29,620,180	1.42	0.85	1.25	0.21	0.61
AST SA Wellington Government and Quality Bond Portfolio Class 3	11,178,582	16.64	17.41	192,108,840	1.15	0.85	1.20	0.01	0.36
AST SA Wellington Growth Portfolio Class 1	1,031,030	20.06	53.53	24,042,797	1.00	0.85	1.25	6.07	6.49
AST SA Wellington Growth Portfolio Class 3	369,494	18.66	19.54	7,098,127	0.76	0.85	1.20	5.86	6.23
AST SA Wellington Natural Resources Portfolio Class 3	608,144	8.14	8.41	5,068,606	4.10	0.85	1.20	28.09	28.54
FTVIP Franklin Allocation VIP Fund Class 2	1,723,204	13.35	13.71	23,444,891	3.87	0.85	1.20	11.83	12.23
FTVIP Franklin Income VIP Fund Class 2	2,783,753	14.34	14.72	40,582,661	4.94	0.85	1.20	12.67	13.06
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	235,271	9.94	9.98	2,342,747	2.06	0.95	1.20	10.84	11.12

45

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31, 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
FTVIP Franklin Rising Dividends VIP Fund Class 2	299,591	10.84	10.88	3,251,138	1.26	0.95	1.20	14.66	14.95
FTVIP Franklin Strategic Income VIP Fund Class 2	60,850	9.98	10.02	608,459	3.58	0.95	1.20	6.65	6.92
FTVIP Templeton Global Bond VIP Fund Class 2	78,538	9.55	9.59	751,022	0.00	0.95	1.20	1.71	1.97
Goldman Sachs VIT Government Money Market Fund Service Class	247,809	9.92	9.95	2,462,948	0.00	0.85	1.20	-0.77	-0.54
Invesco V.I. American Franchise Fund Series II	305,772	17.84	18.57	5,629,495	0.00	0.85	1.20	0.80	1.16
Invesco V.I. American Value Fund Series II	79,493	9.82	9.86	781,373	0.15	0.95	1.20	13.85	14.13
Invesco V.I. Comstock Fund Series II	11,564,662	22.67	23.66	271,383,326	1.28	0.85	1.20	15.60	16.00
Invesco V.I. Equity and Income Fund Series II	215,793	10.74	10.78	2,321,184	2.02	0.95	1.20	13.47	13.75
Invesco V.I. Growth and Income Fund Series II	10,637,345	25.80	26.98	284,534,321	0.87	0.85	1.20	18.01	18.42
Lord Abbett Bond Debenture Portfolio Class VC	147,633	10.41	10.46	1,539,452	7.37	0.95	1.20	10.80	11.08
Lord Abbett Developing Growth Portfolio Class VC	16,773	8.31	8.34	139,424	0.00	0.95	1.20	-3.76	-3.52
Lord Abbett Growth and Income Portfolio Class VC	4,590,868	20.10	20.97	95,866,819	1.43	0.85	1.20	15.72	16.13
Lord Abbett Mid Cap Stock Portfolio Class VC	2,694,313	23.78	24.77	66,466,018	0.49	0.85	1.20	15.01	15.41
Lord Abbett Total Return Portfolio Class VC	156,828	10.05	10.09	1,579,660	4.30	0.95	1.20	3.02	3.28
SST SA Wellington Real Return Portfolio Class 3	6,786,155	11.78	11.99	80,808,257	0.00	0.85	1.20	2.47	2.82
SAST SA AB Growth Portfolio Class 1	472,568	16.26	64.51	21,490,969	0.20	0.85	1.25	1.54	1.95
SAST SA AB Growth Portfolio Class 3	679,764	15.11	15.83	10,676,590	0.00	0.85	1.20	1.34	1.69
SAST SA AB Small & Mid Cap Value Portfolio Class 3	2,260,550	20.67	21.35	47,836,070	0.13	0.85	1.20	23.16	23.60
SAST SA Boston Company Capital Growth Portfolio Class 1	59,035	12.27	12.77	750,217	0.18	0.85	1.10	1.23	1.48
SAST SA Boston Company Capital Growth Portfolio Class 3	598,380	11.88	12.43	7,294,587	0.00	0.85	1.20	0.88	1.23
SAST SA Columbia Technology Portfolio Class 1	84,987	4.61	4.80	406,181	0.00	0.85	1.10	15.55	15.84
SAST SA Columbia Technology Portfolio Class 3	445,323	4.43	4.67	2,031,852	0.00	0.85	1.20	15.15	15.55
SAST SA DFA Ultra Short Bond Portfolio Class 1	709,587	11.02	12.58	8,037,179	0.00	0.85	1.25	-1.33	-0.94
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,100,232	10.22	10.73	11,706,173	0.00	0.85	1.20	-1.53	-1.18
SAST SA Dogs of Wall Street Portfolio Class 1	168,400	27.76	33.56	5,153,138	2.38	0.85	1.25	16.47	16.93
SAST SA Dogs of Wall Street Portfolio Class 3	1,199,833	31.26	32.68	38,577,794	2.08	0.85	1.20	16.23	16.64
SAST SA Federated Corporate Bond Portfolio Class 1	1,532,576	26.20	31.27	40,447,589	4.64	0.85	1.25	7.40	7.83
SAST SA Federated Corporate Bond Portfolio Class 3	8,366,138	24.38	25.51	211,510,868	4.36	0.85	1.20	7.19	7.56
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	100,472	37.91	46.93	4,302,528	2.32	0.85	1.25	7.28	7.71
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	418,731	43.68	45.67	18,921,733	1.95	0.85	1.20	7.07	7.44
SAST SA Franklin Small Company Value Portfolio Class 1	73,382		47.38	3,476,611	0.68		1.25		29.26
SAST SA Franklin Small Company Value Portfolio Class 3	2,088,384	17.10	17.64	36,521,011	0.43	0.85	1.20	29.00	29.45
SAST SA Goldman Sachs Global Bond Portfolio Class 1	483,246	17.21	22.68	8,614,270	0.30	0.85	1.25	0.05	0.45
SAST SA Goldman Sachs Global Bond Portfolio Class 3	3,218,689	16.01	16.76	53,216,042	0.07	0.85	1.20	-0.15	0.20
SAST SA Invesco Growth Opportunities Portfolio Class 1	164,807	10.11	10.29	1,667,772	0.00	0.85	1.10	2.78	3.04
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,906,280	9.84	9.96	18,771,191	0.00	0.85	1.20	2.42	2.78
SAST SA Invesco VCP Equity-Income Portfolio Class 3	3,317,555	12.36	12.52	41,368,391	0.00	0.85	1.20	8.54	8.92
SAST SA Janus Focused Growth Portfolio Class 3	1,681,095	15.09	15.58	25,864,179	0.00	0.85	1.20	-2.86	-2.52
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	750,157	16.04	26.45	16,521,039	1.65	0.85	1.25	5.84	6.26
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,765,471	14.83	15.62	27,084,908	1.50	0.85	1.20	5.62	5.99
SAST SA JPMorgan Emerging Markets Portfolio Class 1	198,551	16.86	21.47	3,747,379	2.07	0.85	1.25	9.33	9.77
SAST SA JPMorgan Emerging Markets Portfolio Class 3	873,205	20.00	20.89	17,946,996	1.72	0.85	1.20	9.12	9.50
SAST SA JPMorgan Equity-Income Portfolio Class 1	512,898	18.09	54.19	18,107,069	1.89	0.85	1.25	14.12	14.57
SAST SA JPMorgan Equity-Income Portfolio Class 3	4,774,865	16.75	17.61	82,515,700	1.69	0.85	1.20	13.89	14.29
SAST SA JPMorgan Global Equities Portfolio Class 1	214,206	13.46	29.20	4,113,467	1.30	0.85	1.25	4.35	4.77
SAST SA JPMorgan Global Equities Portfolio Class 3	334,785	12.57	13.10	4,311,116	1.11	0.85	1.20	4.14	4.51
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	744,345	21.26	30.25	16,101,930	1.90	0.85	1.25	2.09	2.50
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	10,408,117	19.80	20.70	212,522,624	1.66	0.85	1.20	1.89	2.24
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	269,634	16.57	17.24	4,628,686	0.00	0.85	1.10	-0.89	-0.64
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,591,975	16.05	16.79	26,292,226	0.00	0.85	1.20	-1.24	-0.89
SAST SA Large Cap Index Portfolio Class 1	564,057		17.27	9,739,227	1.37		1.25		10.21
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	1,644,819	25.14	61.56	46,402,173	0.87	0.85	1.25	13.18	13.63
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	4,418,142	23.35	24.47	107,058,552	0.62	0.85	1.20	12.95	13.35
SAST SA MFS Blue Chip Growth Portfolio Class 1	98,166	10.14	10.56	1,034,205	0.61	0.85	1.10	5.19	5.45
SAST SA MFS Blue Chip Growth Portfolio Class 3	1,914,718	9.76	10.28	19,099,566	0.38	0.85	1.20	4.82	5.19
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	201,812	19.03	19.79	3,981,183	0.87	0.85	1.10	7.45	7.72
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	6,287,272	18.19	19.26	118,745,962	0.63	0.85	1.20	7.08	7.45
SAST SA MFS Telecom Utility Portfolio Class 1	75,142	17.73	24.59	1,663,093	2.98	0.85	1.25	9.20	9.63
SAST SA MFS Telecom Utility Portfolio Class 3	142,486	16.50	17.24	2,413,853	2.70	0.85	1.20	8.98	9.36
SAST SA MFS Total Return Portfolio Class 1	2,418,021	23.79	24.76	59,644,091	2.27	0.85	1.10	7.88	8.15
SAST SA MFS Total Return Portfolio Class 3	5,168,527	23.02	24.10	123,798,988	2.02	0.85	1.20	7.51	7.88
SAST SA Morgan Stanley International Equities Portfolio Class 1	305,548	9.61	13.98	3,261,764	1.24	0.85	1.25	-3.17	-2.78
SAST SA Morgan Stanley International Equities Portfolio Class 3	2,059,504	8.95	9.35	18,962,981	1.00	0.85	1.20	-3.37	-3.03
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	314,086	22.84	34.83	7,677,663	0.75	0.85	1.25	10.28	10.72
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	1,645,874	21.28	22.24	35,950,298	0.55	0.85	1.20	10.06	10.44

46

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31, 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA PineBridge High-Yield Bond Portfolio Class 1	402,378	23.25	31.95	9,824,796	6.70	0.85	1.25	16.79	17.25
SAST SA PineBridge High-Yield Bond Portfolio Class 3	2,169,537	21.66	22.63	48,601,128	6.56	0.85	1.20	16.55	16.96
SAST SA Putnam International Growth and Income Portfolio Class 1	452,340	12.77	15.60	6,057,584	1.77	0.85	1.25	0.25	0.65
SAST SA Putnam International Growth and Income Portfolio Class 3	1,281,682	11.89	12.43	15,881,644	1.55	0.85	1.20	0.05	0.40
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	4,377,584	10.60	10.62	46,496,853	0.00	0.95	1.20	5.99	6.24
SAST SA Templeton Foreign Value Portfolio Class 3	9,498,675	10.39	10.72	100,849,004	1.70	0.85	1.20	-0.05	0.30
SAST SA VCP Dynamic Allocation Portfolio Class 3	143,133,132	12.18	12.40	1,761,569,641	1.53	0.85	1.20	3.26	3.63
SAST SA WellsCap Aggressive Growth Portfolio Class 1	229,437	13.91	22.11	4,354,707	0.00	0.85	1.25	6.05	6.47
SAST SA WellsCap Aggressive Growth Portfolio Class 3	110,199	13.06	13.54	1,467,456	0.00	0.85	1.20	5.84	6.21
SAST SA WellsCap Fundamental Growth Portfolio Class 1	449,127	11.43	28.76	7,944,675	0.00	0.85	1.25	-0.26	0.14
SAST SA WellsCap Fundamental Growth Portfolio Class 3	332,160	10.58	11.13	3,667,810	0.00	0.85	1.20	-0.46	-0.11

		December 31, 2015			For the Year Ended December 31, 2015
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	13,800,419	24.10	25.00	343,830,601	1.62	0.85	1.20	0.19	0.54
American Funds IS Asset Allocation Fund Class 4	350,305	9.85	9.86	3,453,273	2.77	0.95	1.20	-1.48	-1.35
American Funds IS Bond Fund Class 4	55,010	9.82	9.84	540,818	1.88	0.95	1.20	-1.76	-1.60
American Funds IS Capital Income Builder Class 4	194,626	9.36	9.38	1,823,836	0.83	0.95	1.20	-6.36	-6.20
American Funds IS Global Bond Fund Class 4	14,164	9.52	9.54	134,991	0.00	0.95	1.20	-4.78	-4.63
American Funds IS Global Growth Fund Class 2	8,401,863	35.44	36.78	307,303,678	1.03	0.85	1.20	5.66	6.03
American Funds IS Global Growth Fund Class 4	245,007	9.59	9.61	3,566,578	1.60	0.95	1.20	-4.07	-3.95
American Funds IS Global Small Capitalization Fund Class 4	17,669	9.22	9.23	162,850	0.00	0.95	1.20	-7.85	-7.70
American Funds IS Growth Fund Class 2	6,991,923	32.88	34.11	237,160,080	0.61	0.85	1.20	5.58	5.95
American Funds IS Growth Fund Class 4	656,389	9.85	9.86	5,218,490	1.30	0.95	1.20	-1.53	-1.40
American Funds IS Growth-Income Fund Class 2	13,649,512	27.63	28.70	389,726,459	1.31	0.85	1.20	0.24	0.60
American Funds IS Growth-Income Fund Class 4	958,117	9.59	9.61	9,197,289	2.29	0.95	1.20	-4.06	-3.94
American Funds IS International Fund Class 4	29,832	8.68	8.69	258,979	1.92	0.95	1.20	-13.22	-13.08
AST SA PGI Asset Allocation Portfolio Class 1	352,953	20.91	37.75	9,413,189	3.14	0.85	1.25	-2.94	-2.55
AST SA PGI Asset Allocation Portfolio Class 3	761,810	19.59	20.40	15,437,003	2.83	0.85	1.20	-3.14	-2.80
AST SA Wellington Capital Appreciation Portfolio Class 1	1,898,339	32.76	99.65	71,830,939	0.00	0.85	1.25	7.38	7.81
AST SA Wellington Capital Appreciation Portfolio Class 3	5,191,860	30.59	31.98	164,692,088	0.00	0.85	1.20	7.17	7.54
AST SA Wellington Government and Quality Bond Portfolio Class 1	1,743,658	17.78	22.25	32,250,291	1.47	0.85	1.25	-0.71	-0.31
AST SA Wellington Government and Quality Bond Portfolio Class 3	11,018,411	16.64	17.35	189,034,016	1.31	0.85	1.20	-0.91	-0.56
AST SA Wellington Growth Portfolio Class 1	1,177,357	18.84	50.47	25,829,644	0.62	0.85	1.25	-1.09	-0.70
AST SA Wellington Growth Portfolio Class 3	354,765	17.63	18.40	6,434,094	0.36	0.85	1.20	-1.29	-0.94
AST SA Wellington Natural Resources Portfolio Class 3	722,867	6.35	6.54	4,695,512	1.27	0.85	1.20	-22.53	-22.25
FTVIP Franklin Allocation VIP Fund Class 2	1,768,040	11.94	12.21	21,460,582	2.89	0.85	1.20	-7.33	-7.01
FTVIP Franklin Income VIP Fund Class 2	2,899,949	12.73	13.02	37,457,361	4.69	0.85	1.20	-8.16	-7.84
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	68,433	8.97	8.99	614,283	0.00	0.95	1.20	-10.29	-10.15
FTVIP Franklin Rising Dividends VIP Fund Class 2	85,739	9.45	9.47	810,812	0.00	0.95	1.20	-5.48	-5.33
FTVIP Franklin Strategic Income VIP Fund Class 2	14,178	9.36	9.37	132,780	0.00	0.95	1.20	-6.41	-6.26
FTVIP Templeton Global Bond VIP Fund Class 2	13,337	9.39	9.41	125,296	0.00	0.95	1.20	-6.10	-5.95
Invesco V.I. American Franchise Fund Series II	320,128	17.70	18.36	5,836,074	0.00	0.85	1.20	3.50	3.86
Invesco V.I. American Value Fund Series II	17,092	8.63	8.64	147,479	0.00	0.95	1.20	-13.74	-13.60
Invesco V.I. Comstock Fund Series II	13,030,090	19.61	20.40	263,897,241	1.68	0.85	1.20	-7.31	-6.99
Invesco V.I. Equity and Income Fund Series II	74,887	9.46	9.48	709,224	0.00	0.95	1.20	-5.36	-5.21
Invesco V.I. Growth and Income Fund Series II	12,088,924	21.86	22.78	273,382,712	2.60	0.85	1.20	-4.47	-4.13
Lord Abbett Bond Debenture Portfolio Class VC	28,967	9.40	9.41	272,434	8.00	0.95	1.20	-6.02	-5.87
Lord Abbett Developing Growth Portfolio Class VC	3,026	8.63	8.64	26,139	0.00	0.95	1.20	-13.69	-13.55
Lord Abbett Growth and Income Portfolio Class VC	5,236,341	17.37	18.05	94,200,517	1.17	0.85	1.20	-4.02	-3.69
Lord Abbett Mid Cap Stock Portfolio Class VC	2,957,952	20.68	21.46	63,272,974	0.57	0.85	1.20	-4.93	-4.60
Lord Abbett Total Return Portfolio Class VC	26,416	9.76	9.77	257,926	5.52	0.95	1.20	-2.42	-2.26
SST SA Wellington Real Return Portfolio Class 3	6,657,177	11.50	11.66	77,206,460	3.83	0.85	1.20	-2.53	-2.19
SAST SA AB Growth Portfolio Class 1	536,456	15.95	63.54	23,923,849	0.13	0.85	1.25	9.88	10.32
SAST SA AB Growth Portfolio Class 3	736,479	14.91	15.56	11,392,759	0.00	0.85	1.20	9.66	10.04
SAST SA AB Small & Mid Cap Value Portfolio Class 3	2,599,849	16.78	17.28	44,575,364	0.33	0.85	1.20	-7.19	-6.87
SAST SA Boston Company Capital Growth Portfolio Class 1	65,769	12.12	12.58	824,240	0.07	0.85	1.10	4.42	4.68
SAST SA Boston Company Capital Growth Portfolio Class 3	484,355	11.78	12.28	5,857,101	0.00	0.85	1.20	4.06	4.42
SAST SA Columbia Technology Portfolio Class 1	83,262	3.99	4.14	341,976	0.00	0.85	1.10	8.88	9.15
SAST SA Columbia Technology Portfolio Class 3	386,090	3.85	4.04	1,528,426	0.00	0.85	1.20	8.50	8.88
SAST SA DFA Ultra Short Bond Portfolio Class 1	750,288	11.13	12.75	8,624,153	0.00	0.85	1.25	-1.45	-1.05
SAST SA DFA Ultra Short Bond Portfolio Class 3	845,393	10.38	10.86	9,097,130	0.00	0.85	1.20	-1.65	-1.30

47

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2015			For the Year Ended December 31, 2015
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Dogs of Wall Street Portfolio Class 1	169,379	23.84	28.70	4,414,534	1.87	0.85	1.25	0.80	1.20
SAST SA Dogs of Wall Street Portfolio Class 3	1,278,100	26.89	28.02	35,309,232	1.82	0.85	1.20	0.60	0.95
SAST SA Federated Corporate Bond Portfolio Class 1	1,735,202	24.30	29.12	42,531,709	4.10	0.85	1.25	-2.45	-2.06
SAST SA Federated Corporate Bond Portfolio Class 3	8,839,925	22.74	23.71	208,071,209	3.69	0.85	1.20	-2.64	-2.30
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	114,711	35.34	43.57	4,577,730	1.77	0.85	1.25	0.56	0.96
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	447,440	40.79	42.50	18,847,128	1.52	0.85	1.20	0.36	0.71
SAST SA Franklin Small Company Value Portfolio Class 1	79,257		36.65	2,907,424	0.35		1.25		-8.60
SAST SA Franklin Small Company Value Portfolio Class 3	2,446,134	13.25	13.63	33,090,241	0.06	0.85	1.20	-8.79	-8.47
SAST SA Goldman Sachs Global Bond Portfolio Class 1	523,374	17.13	22.67	9,314,790	0.00	0.85	1.25	-4.08	-3.69
SAST SA Goldman Sachs Global Bond Portfolio Class 3	3,122,743	16.03	16.72	51,615,019	0.00	0.85	1.20	-4.27	-3.93
SAST SA Invesco Growth Opportunities Portfolio Class 1	177,191	9.81	10.01	1,740,276	0.00	0.85	1.10	-1.75	-1.50
SAST SA Invesco Growth Opportunities Portfolio Class 3	2,000,930	9.58	9.73	19,189,866	0.00	0.85	1.20	-2.09	-1.75
SAST SA Janus Focused Growth Portfolio Class 3	1,630,326	15.54	15.99	28,782,415	0.00	0.85	1.20	-1.18	-0.83
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	846,633	15.09	24.99	17,505,975	1.72	0.85	1.25	-1.21	-0.82
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,585,475	14.04	14.74	23,008,649	1.67	0.85	1.20	-1.41	-1.06
SAST SA JPMorgan Emerging Markets Portfolio Class 1	222,504	15.42	19.55	3,814,629	1.80	0.85	1.25	-15.34	-15.00
SAST SA JPMorgan Emerging Markets Portfolio Class 3	912,460	18.33	19.08	17,170,441	1.65	0.85	1.20	-15.51	-15.22
SAST SA JPMorgan Equity-Income Portfolio Class 1	574,980	15.79	47.49	17,783,318	1.86	0.85	1.25	-3.39	-3.00
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,078,695	14.71	15.40	76,951,606	1.60	0.85	1.20	-3.59	-3.25
SAST SA JPMorgan Global Equities Portfolio Class 1	264,072	12.84	27.98	4,804,026	1.51	0.85	1.25	-2.45	-2.06
SAST SA JPMorgan Global Equities Portfolio Class 3	335,358	12.07	12.54	4,139,867	1.19	0.85	1.20	-2.65	-2.31
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	777,020	20.75	29.63	16,461,358	1.16	0.85	1.25	-1.36	-0.96
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	10,205,638	19.44	20.24	204,144,478	0.94	0.85	1.20	-1.56	-1.21
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	255,243	16.72	17.36	4,411,516	0.00	0.85	1.10	1.86	2.11
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,557,074	16.25	16.94	26,002,680	0.00	0.85	1.20	1.50	1.86
SAST SA Large Cap Index Portfolio Class 1	615,692		15.67	9,649,431	1.10		1.25		-0.29
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	1,848,160	22.12	54.39	45,910,879	0.50	0.85	1.25	0.05	0.45
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3	4,891,279	20.67	21.59	104,710,596	0.24	0.85	1.20	-0.15	0.20
SAST SA MFS Blue Chip Growth Portfolio Class 1	119,655	9.64	10.01	1,193,989	0.41	0.85	1.10	3.24	3.50
SAST SA MFS Blue Chip Growth Portfolio Class 3	1,694,503	9.31	9.77	16,105,926	0.18	0.85	1.20	2.88	3.24
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	244,818	17.71	18.38	4,486,408	0.90	0.85	1.10	-0.88	-0.63
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	6,555,921	16.99	17.93	115,495,475	0.63	0.85	1.20	-1.22	-0.88
SAST SA MFS Telecom Utility Portfolio Class 1	84,004	16.18	22.52	1,706,124	4.91	0.85	1.25	-13.13	-12.78
SAST SA MFS Telecom Utility Portfolio Class 3	128,797	15.14	15.77	1,995,041	4.73	0.85	1.20	-13.30	-13.00
SAST SA MFS Total Return Portfolio Class 1	2,775,094	22.06	22.89	63,311,876	2.39	0.85	1.10	-1.55	-1.30
SAST SA MFS Total Return Portfolio Class 3	5,514,271	21.41	22.34	122,563,561	2.17	0.85	1.20	-1.89	-1.55
SAST SA Morgan Stanley International Equities Portfolio Class 1	345,510	9.88	14.44	3,816,788	2.10	0.85	1.25	-0.98	-0.58
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,855,654	9.26	9.64	17,664,975	1.87	0.85	1.20	-1.17	-0.83
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	373,375	20.63	31.59	8,222,369	0.55	0.85	1.25	1.72	2.13
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3	1,699,118	19.34	20.14	33,686,709	0.39	0.85	1.20	1.52	1.87
SAST SA PineBridge High-Yield Bond Portfolio Class 1	446,235	19.83	27.36	9,347,474	5.78	0.85	1.25	-5.48	-5.10
SAST SA PineBridge High-Yield Bond Portfolio Class 3	2,396,394	18.58	19.35	45,971,953	5.28	0.85	1.20	-5.67	-5.34
SAST SA Putnam International Growth and Income Portfolio Class 1	512,868	12.69	15.56	6,856,591	2.61	0.85	1.25	-2.83	-2.44
SAST SA Putnam International Growth and Income Portfolio Class 3	1,319,895	11.89	12.38	16,299,695	2.34	0.85	1.20	-3.02	-2.68
SAST SA Templeton Foreign Value Portfolio Class 3	9,634,043	10.40	10.69	102,146,198	2.02	0.85	1.20	-6.02	-5.69
SAST SA VCP Dynamic Allocation Portfolio Class 3	127,410,161	11.80	11.97	1,515,014,316	1.14	0.85	1.20	-6.29	-5.96
SAST SA WellsCap Aggressive Growth Portfolio Class 1	257,772	13.06	20.84	4,624,737	0.00	0.85	1.25	-2.41	-2.02
SAST SA WellsCap Aggressive Growth Portfolio Class 3	98,917	12.34	12.75	1,245,899	0.00	0.85	1.20	-2.61	-2.27
SAST SA WellsCap Fundamental Growth Portfolio Class 1	508,017	11.41	28.83	9,081,037	0.00	0.85	1.25	0.27	0.67
SAST SA WellsCap Fundamental Growth Portfolio Class 3	342,915	10.63	11.14	3,795,150	0.00	0.85	1.20	0.07	0.42

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

48

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7.Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2020, the date the financial statements were issued. While sufficient information is not available to adequately evaluate the short-term or long-term impact to the Company as a result of the economic and market activities associated with the 2020 outbreak of COVID-19 ("Coronavirus"), the current economic volatility and environment may adversely impact net assets for each sub-account.

49

American General Life

Insurance Company

Audited Statutory Financial Statements

At December 31, 2019 and 2018 and

for each of the three years ended December 31, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

		Page
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report		2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2019 and 2018		4
Statutory Statements of Operations for the Years Ended December 31, 2019, 2018 and 2017		6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2019, 2018 and
	2017	7
Statutory Statements of Cash Flows for the Years Ended December 31, 2019, 2018 and 2017		8
NOTES TO STATUTORY FINANCIAL STATEMENTS
1.	Nature of Operations	9
2.	Summary of Significant Accounting Policies	10
3.	Investments	21
4.	Securities Lending and Repurchase Agreements	29
5.	Restricted Assets	32
6.	Subprime Mortgage Risk Exposure	33
7.	Derivatives	34

8.Information about Financial Instruments with Off-Balance Sheet Risk and

	Financial Instruments with Concentrations of Credit Risk	36
9.	Fair Value Measurements	37
10.	Aggregate Policy Reserves and Deposit Fund Liabilities	43
11.	Separate Accounts	45
12.	Reserves for Guaranteed Policy Benefits and Enhancements	48
13.	Participating Policy Contracts	48
14.	Premium and Annuity Considerations Deferred and Uncollected	49
15.	Reinsurance	49
16.	Federal Income Taxes	51
17.	Capital and Surplus	56
18.	Retirement Plans and Share-Based and Deferred Compensation Plans	57
19.	Debt	58
20.	Commitments and Contingencies	60
21.	Related Party Transactions	62
22.	Subsequent Events	67

23.Loan-Backed and Structured Security Impairments and Structured Notes

Holdings	68
SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities	73
Supplemental Investment Risks Interrogatories	75
Supplemental Summary Investment Schedule	81

1

Report of Independent Auditors

To the Board of Directors and Shareholder of

American General Life Insurance Company

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

2

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National

Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and

Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

3

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2019	2018
Admitted assets
Cash and investments
Bonds	$98,988	$94,693
Preferred stock	299	303
Common stock	669	312
Cash, cash equivalents and short-term investments	446	1,547
Mortgage loans	21,446	18,928
Real estate	184	197
Contract loans	1,264	1,307
Derivatives	625	1,635
Securities lending reinvested collateral assets	1,283	352
Derivative cash collateral	26	20
Other invested assets	4,934	4,364
Total cash and investments	130,164	123,658
Amounts recoverable from reinsurers	366	306
Amounts receivable under reinsurance contracts	789	372
Current federal income tax recoverable	68	266
Deferred tax asset	618	517
Due and accrued investment income	1,407	1,379
Premiums due, deferred and uncollected	156	142
Receivables from affiliates	180	363
Other assets	1,015	164
Separate account assets	57,530	49,618
Total admitted assets	$192,293	$176,785

See accompanying Notes to Statutory Financial Statements.

4

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except per share data)	2019	2018
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$97,632	$91,355
Liabilities for deposit-type contracts	12,038	12,012
Accident and health reserves	766	788
Premiums received in advance	12	11
Policy and contract claims	540	573
Policyholder dividends	17	15
Total policy reserves and contractual liabilities	111,005	104,754
Payable to affiliates	267	372
Interest maintenance reserve	1,605	1,278
Derivatives	227	209
Payable for securities lending	1,452	447
Repurchase agreements	68	119
Collateral for derivatives program	356	835
Funds held under coinsurance	11,253	10,863
Accrued expenses and other liabilities	1,885	1,750
Net transfers from separate accounts due or accrued	(1,601)	(1,394)
Asset valuation reserve	1,957	1,583
Separate account liabilities	57,530	49,618
Total liabilities	186,004	170,434
Commitments and contingencies (see Note 20)
Capital and surplus
Common stock, $10 par value; 600,000 shares authorized, issued and outstanding	6	6
Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1
Gross paid-in and contributed surplus	3,510	3,510
Unassigned surplus	2,772	2,834
Total capital and surplus	6,289	6,351
Total liabilities and capital and surplus	$192,293	$176,785

See accompanying Notes to Statutory Financial Statements.

5

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
(in millions)	2019	2018	2017
Revenues
Premiums and annuity considerations	$14,330	$(10,325)	$11,031
Net investment income	6,103	6,243	5,881
Amortization of interest maintenance reserve	123	141	128
Reserve adjustments on reinsurance ceded	(2,360)	17,732	(1,160)
Commissions and expense allowances	730	814	798
Separate account fees	1,297	1,167	1,216
Other income	429	437	472
Total revenues	20,652	16,209	18,366
Benefits and expenses
Death benefits	547	260	760
Annuity benefits	2,515	1,537	3,374
Surrender benefits	7,303	7,119	6,452
Other benefits	643	271	565
Change in reserves	6,086	3,792	742
Commissions	1,143	1,131	1,023
General insurance expenses	913	828	969
Net transfers (from) to separate accounts	(192)	(774)	1,306
Other expenses	694	638	592
Total benefits and expenses	19,652	14,802	15,783
Net gain from operations before dividends to policyholders and federal
income taxes	1,000	1,407	2,583
Dividends to policyholders	4	(13)	18
Net gain from operations after dividends to policyholders and before federal
income taxes	996	1,420	2,565
Federal income tax expense	760	513	1,025
Net gain from operations	236	907	1,540
Net realized capital losses, net of tax	(144)	(342)	(928)
Net income	$92	$565	$612

See accompanying Notes to Statutory Financial Statements.

6

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

		Gross Paid-
	Common &	In and
(in millions)	Preferred	Contributed	Unassigned	Total Capital
	Stock	Surplus	Surplus	and Surplus
Balance, January 1, 2017	$7	$3,688	$5,306	$9,001
Net income	-	-	612	612
Change in net unrealized capital gains (losses)	-	-	36	36
Change in net unrealized foreign exchange capital gains (losses)	-	-	271	271
Change in deferred tax	-	-	(1,286)	(1,286)
Change in non-admitted assets	-	-	1,001	1,001
Change in asset valuation reserve	-	-	19	19
Change in surplus from separate accounts	-	-	178	178
Other changes in surplus in separate accounts	-	-	(178)	(178)
Cumulative effect of changes in accounting principles	-	-	132	132
Capital Changes:
Return of capital	-	(178)	-	(178)
Dividends to parent recorded as return of capital	-	-	107	107
Dividends to stockholder	-	-	(1,722)	(1,722)
Prior period corrections (see Note 2)	-	-	(9)	(9)
Balance, December 31, 2017	$7	$3,510	$4,467	$7,984
Net income	-	-	565	565
Change in net unrealized capital gains (losses)	-	-	32	32
Change in net unrealized foreign exchange capital gains (losses)	-	-	(256)	(256)
Change in deferred tax	-	-	24	24
Change in non-admitted assets	-	-	(292)	(292)
Change in asset valuation reserve	-	-	(47)	(47)
Change in surplus from separate accounts	-	-	74	74
Other changes in surplus in separate accounts	-	-	(74)	(74)
Capital Changes:
Dividends to stockholder	-	-	(1,697)	(1,697)
Prior period corrections (see Note 2)	-	-	38	38
Balance, December 31, 2018	$7	$3,510	$2,834	$6,351
Net income	-	-	92	92
Change in net unrealized capital gains (losses)	-	-	743	743
Change in net unrealized foreign exchange capital gains (losses)	-	-	207	207
Change in deferred tax	-	-	901	901
Change in non-admitted assets	-	-	(510)	(510)
Change in liability for reinsurance in unauthorized and certified companies	-	-	(1)	(1)
Change in reserve on account of change in valuation basis	-	-	22	22
Change in asset valuation reserve	-	-	(374)	(374)
Change in surplus from separate accounts	-	-	162	162
Other changes in surplus in separate accounts	-	-	(162)	(162)
Cumulative effect of changes in accounting principles	-	-	(318)	(318)
Change in surplus as a result of reinsurance	-	-	(12)	(12)
Dividends to stockholder	-	-	(890)	(890)
Prior period corrections (see Note 2)	-	-	(206)	(206)
Other changes	-	-	284	284
Balance, December 31, 2019	$7	$3,510	$2,772	$6,289

See accompanying Notes to Statutory Financial Statements.

7

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
(in millions)	2019	2018	2017
Cash from operations	$14,286
Premium and annuity considerations, collected, net of reinsurance		$11,771	$10,601
Net investment income collected	5,563	5,468	5,143
Other income	(65)	(1,848)	1,148
Total revenue received	19,784	15,391	16,892
Benefits paid	11,381	9,107	11,051
Net transfers to (from) separate accounts	17	(971)	1,450
Commissions and expenses paid	3,278	2,907	2,959
Dividends paid to policyholders	2	(10)	19
Federal income taxes paid	681	540	902
Total benefits and expenses paid	15,359	11,573	16,381
Net cash provided by operations	4,425	3,818	511
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	20,870	18,960	23,013
Stocks	148	10	25
Mortgage loans	2,040	1,594	1,727
Real estate	38	36	32
Other invested assets	2,245	882	1,630
Derivatives	2,005	-	-
Securities lending reinvested collateral assets	-	2,066	-
Miscellaneous proceeds	100	1,235	1,281
Total proceeds from investments sold, matured or repaid	27,446	24,783	27,708
Cost of investments acquired:
Bonds	24,100	19,254	21,006
Stocks	489	325	64
Mortgage loans	4,459	4,157	4,136
Real estate	35	36	92
Other invested assets	2,500	1,343	1,714
Securities lending reinvested collateral assets	931	-	279
Miscellaneous purchases	9	1,309	341
Total cost of investments acquired	32,523	26,424	27,632
Net adjustment in contract loans	(40)	(33)	(29)
Net cash (used in) provided by investing activities	(5,037)	(1,608)	105
Cash from financing and miscellaneous sources
Cash provided (applied):
Return of capital	-	-	(178)
Net (withdrawals from) deposits on deposit-type contracts	(393)	1,983	173
Dividends to Parent	(890)	(1,697)	(1,240)
Change in securities lending	1,005	(2,013)	314
Other, net	(211)	945	245
Net cash used in financing and miscellaneous activities	(489)	(782)	(686)
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,101)	1,428	(70)
Cash, cash equivalents and short-term investments at beginning of year	1,547	119	189
Cash, cash equivalents and short-term investments at end of year	$446	$1,547	$119

Non-cash activities, excluded from above:
Non-cash transfer from other invested assets to common stocks	$57	$-	$-
Non-cash transfer from common stocks to bonds	22	-	-
Non-cash transfer from other invested assets to mortgage loans	5	787	1,468
Non-cash AIG Global Real Estate transactions	-	644	-
Non-cash Fortitude Re settlement	-	230	-
Non-cash Investment Real Estate sale	-	128	-
Non-cash tax payment	-	-	671
Non-cash dividends reclass	-	-	482

See accompanying Notes to Statutory Financial Statements.

8

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (AGL or the Company), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. AGL's primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through AIG Direct Insurance Services, Inc. (AIG Direct).

SunAmerica Asset Management LLC (SAAMCo), together with its wholly owned distributor, AIG Capital Services, Inc., and its wholly owned servicing agent, SunAmerica Fund Services, Inc., represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company (VALIC) and The United States Life Insurance Company in the City of New York (USL), each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 15 – Reinsurance for further details relating to this agreement.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The state has adopted certain prescribed accounting practices that differ from those found in the NAIC SAP. In 1984, the Company increased the value of its home office real estate properties to reflect the then current market value in accordance with prescribed guidance.

Effective December 31, 2015 and subsequent reporting periods through September 30, 2019, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions" to determine if a hedge was effective for certain interest rate swaps that were used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps that AGL determined were effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86.

Effective December 31, 2017, AGL received approval from the TDI expanding the aforementioned permitted practice to also include swaptions in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019. Upon adoption, the effect of the original and expanded permitted practices were respectively reported as changes in accounting principle, consistent with SSAP No. 3, "Accounting Changes and Corrections of Errors".

Upon expiration of the above permitted practices for swaps and swaptions subsequent to September 30, 2019, AGL applied the guidance in SSAP 86 and recognized this change in accounting principle as of the beginning of the year (i.e., January 1, 2019), as required by SSAP 3, which decreased AGL's surplus by approximately $318 million at January 1, 2019. Subsequent to January 1, 2019, application of guidance in SSAP 86 to AGL's hedging instruments (swaps and swaptions) increased AGL's surplus by approximately $0.9 billion, primarily due to the recognition of unrealized gains. AGL intends to begin prospectively accounting for the subject interest rate derivatives that hedge interest rate risk related to guaranteed minimum withdrawal benefits under SSAP 108 guidance effective January 1, 2020. The adoption of SSAP 108 will coincide with the implementation of the related reserve guidance in the NAIC Valuation Manual (VM) subsection 21 (VM 21), Requirements for Principle-Based Reserves for Variable Annuities.

In addition, AGL received a new permitted practice with respect to an excess of loss reinsurance agreement (the "XoL Agreement") for the reporting period ending December 31, 2019 as follows:

Effective December 31, 2019 and subsequent reporting periods through September 30, 2020, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to recognize an admitted asset related to the notional value of coverage defined in the XoL Agreement. This asset is reported in Other assets in the balance sheet. The XoL Agreement has a 20 year term and provides coverage to AGL for aggregate claims incurred during the agreement term associated with guaranteed minimum withdrawal benefits on certain fixed index annuities exceeding an attachment point defined in the XoL agreement. The permitted practice allows AGL to manage its reserves in a manner more in line with anticipated principle-based reserving requirements under development for fixed index annuities. As a condition for approving the permitted practice, the TDI imposed certain conditions relating to the permitted practice.

The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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The following table presents a reconciliation of the Company's net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2019	2018	2017
NET INCOME
State basis		$92	$565	$612
State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges - NII	86	-	47	6
Effective interest rate hedges - RG(L)		-	12	(6)
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R	-	-	-
Net income, NAIC SAP		$92	$624	$612
SURPLUS
State basis		$6,289	$6,351	$7,984
State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges	86	-	(403)	(430)
XoL reinsurance agreement	4	(284)	-	-
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R	(24)	(24)	(24)
Statutory capital and surplus, NAIC SAP		$5,981	$5,924	$7,530

In the event AGL had not employed any or all of these permitted and prescribed practices, AGL's risk-based capital (RBC) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•application of other-than-temporary impairments (OTTI);

•estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

•fair value measurements of certain financial assets; and

•policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all

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contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the Company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non- insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non- insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Hedge accounting was not used for any derivative instruments in 2019.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write- down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets were $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest- related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43). Reserves for variable universal life accounts are provided in accordance with the Commissioners' Reserve Valuation Method (CRVM).

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $233.9 million at December 31, 2019.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves are derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG 43. The greater of these two reserve balances is the AG 43 reserve. However, the Company is currently holding reserves at the C3 Phase II Total Asset Requirement level, which is higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company's underwriters at issue.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company had $97.7 billion of insurance in-force and $1.7 billion of reserves as of December 31, 2019, and $66.3 billion of insurance in-force and $1.5 billion of reserves as of December 31, 2018, for which the gross premiums are less than the net premiums according to the standard of valuation set by the TDI.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company's business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

Effective January 1, 2019, the Company changed the Actuarial Guideline XXXV Type 2 computational method from Commissioners Annuity Reserve Valuation Method with Updated Market Values (CARVM-UMV) to Market Value Reserve Method (MVRM) using Black-Scholes Projection Method as approved by the domiciliary commissioner. The change in the reserving methodology increased unassigned surplus by $22 million.

There were no new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2019, five out-of-period errors were identified and corrected, which decreased unassigned surplus by $206 million. The most significant of these was an increase in indexed annuity reserves due to an incorrect application of incident rates.

In 2018, six out-of-period errors were identified and corrected, which increased unassigned surplus by $38 million. The most significant of these were in universal life business reflecting a reduction in reserves and adjustments to reinsurance premiums, partially offset by an increase in annuity reserves.

In 2017, certain prior year errors were identified and corrected, which increased reserves and decreased unassigned surplus by $9 million. The most significant of these was an increase in universal life reserves and a decrease in deferred annuity reserves from the correction of the cash values in the policy administration system.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 – 6" by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to- maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and

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the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and

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losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

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Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non- admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

		Gross	Gross
	Statement	Unrealized	Unrealized
(in millions)	Value	Gains	Losses	Fair Value
December 31, 2019
Bonds:
U.S. government obligations	$2,389	$199	$(3)	$2,585
All other governments	3,044	353	(20)	3,377
States, territories and possessions	397	49	(4)	442
Political subdivisions of states, territories and possessions	336	68	-	404
Special revenue	7,859	789	(14)	8,634
Industrial and miscellaneous	81,146	8,142	(239)	89,049
Hybrid securities	722	227	(2)	947
Bank loans	3,095	12	(29)	3,078
Total bonds	98,988	9,839	(311)	108,516
Preferred stock	299	112	-	411
Common stock*	669	-	-	669
Total equity securities	968	112	-	1,080
Total	$99,956	$9,951	$(311)	$109,596
December 31, 2018
Bonds:
U.S. government obligations	$1,754	$45	$(42)	$1,757
All other government	3,046	77	(144)	2,979
States, territories and possessions	309	22	(1)	330
Political subdivisions of states, territories and possessions	376	36	(4)	408
Special revenue	8,642	357	(135)	8,864
Industrial and miscellaneous	77,660	3,566	(1,926)	79,300
Hybrid securities	785	132	(19)	898
Bank loans	2,121	8	(28)	2,101
Total bonds	94,693	4,243	(2,299)	96,637
Preferred stock	303	12	(1)	314
Common stock*	312	-	-	312
Total equity securities	615	12	(1)	626
Total	$95,308	$4,255	$(2,300)	$97,263

*Common stock includes $398 million and $109 million of investments in affiliates at December 31, 2019 and 2018, respectively.

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Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
Bonds:
U.S. government obligations	$152	$(3)	$12	$(1)	$164	$(4)
All other government	77	(2)	105	(18)	182	(20)
U.S. States, territories and possessions	90	(4)	-	-	90	(4)
Political subdivisions of states, territories and possessions	8	-	-	-	8	-
Special revenue	460	(13)	106	(1)	566	(14)
Industrial and miscellaneous	5,545	(123)	2,418	(120)	7,963	(243)
Hybrid securities	8	-	24	(2)	32	(2)
Bank loans	1,594	(30)	-	-	1,594	(30)
Total	$7,934	$(175)	$2,665	$(142)	$10,599	$(317)
December 31, 2018
Bonds:
U.S. government obligations	$317	$(11)	$751	$(31)	$1,068	$(42)
All other government	1,295	(85)	610	(58)	1,905	(143)
U.S States, territories and possessions	67	(1)	-	-	67	(1)
Political subdivisions of states, territories and possessions	85	(1)	34	(3)	119	(4)
Special revenue	1,698	(46)	2,313	(89)	4,011	(135)
Industrial and miscellaneous	26,244	(1,165)	9,726	(778)	35,970	(1,943)
Hybrid securities	174	(11)	58	(8)	232	(19)
Bank loans	708	(28)	-	-	708	(28)
Total bonds	30,588	(1,348)	13,492	(967)	44,080	(2,315)
Preferred stock	95	(1)	5	-	100	(1)
Common stock	61	(14)	-	-	61	(14)
Total equity securities	156	(15)	5	-	161	(15)
Total	$30,744	$(1,363)	$13,497	$(967)	$44,241	$(2,330)

As of December 31, 2019 and 2018, the number of bonds and equity securities in an unrealized loss position was 1,147 and 3,983, respectively. Bonds comprised 1,134 of the total, of which 310 were in a continuous loss position greater than 12 months at December 31, 2019. Bonds comprised 3,916 of the total, of which 1,397 were in a continuous loss position greater than 12 months at December 31, 2018.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2019 and 2018, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2019
Due in one year or less	$1,898	$1,918
Due after one year through five years	10,130	10,440
Due after five years through ten years	17,147	18,397
Due after ten years	42,021	47,740
LBaSS	27,857	30,083
Total	$99,053	$108,578

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $160 million and $154 million at December 31, 2019 and 2018, respectively, which is the fair value. At December 31, 2019 and 2018, the Company had no income excluded from due and accrued for bonds.

At December 31, 2019, the Company's bond portfolio included bonds totaling $6.5 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 4 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries. At December 31, 2018, the Company's bond portfolio included bonds totaling $6.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 16 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2019	2018
Consumer non-cyclical	19.0%	16.9%
Consumer cyclical	16.9	17.2
Capital Goods	11.3	-
Energy	10.0	12.0

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2019		December 31, 2018
	Statement		Statement
(in millions)	Value	Fair Value	Value	Fair Value
Loan-backed and structured securities	$27,857	$30,083	$30,129	$31,757

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third- party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2019 and 2018, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2019 and 2018, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2019, 2018 and 2017, the Company recognized total OTTI of $40 million, $47 million and $54 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2019 and 2018, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
LBaSS	$2,765	$(34)	$1,424	$(41)	$4,189	$(75)
December 31, 2018
LBaSS	$6,672	$(143)	$3,696	$(137)	$10,368	$(280)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2019	2018
Balance, beginning of year	$1,402	$1,535
Increases due to:
Credit impairment on new securities subject to impairment losses	17	9
Additional credit impairment on previously impaired investments	23	38
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	149	180
Balance, end of year	$1,293	$1,402

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2019.

Mortgage Loans

Mortgage loans had outstanding principal balances of $21.6 billion and $19.1 billion at December 31, 2019 and 2018, respectively. Contractual interest rates range from 1.45 percent to 8.50 percent. The mortgage loans at December 31, 2019 had maturity dates ranging from 2020 to 2069.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

	December 31,
	2019	2018
Geographic distribution:
Mid-Atlantic	28.9%	26.3%
Foreign	25.3	21.9
Pacific	14.5	15.6
South Atlantic	10.8	12.6
West South Central	6.7	7.4
New England	4.8	5.6
East North Central	4.4	5.1
Mountain	3.4	4.1
East South Central	0.7	0.8
West North Central	0.5	0.6
Total	100.0%	100.0%
Property type distribution:
Multi-family	36.6%	31.1%
Office	27.6	28.6
Retail	11.8	13.9
Industrial	9.7	8.1
Hotel/Motel	6.2	7.6
Other	8.1	10.7
Total	100.0%	100.0%

At December 31, 2019, there were 267 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 85 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2019 and 2018:

		Years Ended December 31,
	2019			2018
(in millions)	Maximum	Minimum	Maximum		Minimum
Multi-family	6.22%	2.05%	5.75%		2.05%
Retail	6.36	6.36	5.48		3.82
Office	4.66	1.75	5.10		3.02
Hotel	4.89	4.89	4.80		3.00
Industrial	5.59	1.45	4.53		2.11
Other	-	-	5.39		3.16

The Company did not reduce any interest rates during 2019 and 2018.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 80.0 percent for both 2019 and 2018.

At December 31, 2019, the Company held $197 million in impaired mortgages with $85 million of related allowances for credit losses and $112 million in impaired loans without a related allowance. At December 31, 2018, the Company held $181 million in impaired mortgages with $12 million of related allowances for credit losses and $169 million in impaired loans without a related allowance. The Company's average recorded investment in impaired loans was $178 million and $201 million, at December 31, 2019 and 2018, respectively. The Company recognized interest income of $2 million, $5 million and $3 million, in 2019, 2018 and 2017, respectively.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

		December 31,
(in millions)	2019	2018	2017
Balance, beginning of year	$172	$129	$89
Additions (reductions) charged to unrealized capital loss	25	43	53
Direct write-downs charged against allowance	-	-	(13)
Balance, end of year	$197	$172	$129

During 2019, the Company derecognized $1 million mortgage loans and recognized $1 million real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

		December 31,
(in millions)		2019	2018
Current		$21,439	$18,922
30	- 59 days past due	5	4
60	- 89 days past due	1	1
90	- 179 days past due	-	1
Greater than 180 days past due		1	-
Total		$21,446	$18,928

At December 31, 2019 and 2018, the Company had mortgage loans outstanding under participant or co-lender agreements of $18.5 billion and $15.8 billion, respectively.

The Company had $185 million and $169 million in restructured loans at December 31, 2019 and 2018, respectively.

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2019 and 2018. At December 31, 2019 and 2018, the Company had no outstanding commitments to debtors that hold loans with restructured terms.

Real Estate

The following table presents the components of the Company's investment in real estate:

	December 31,
(in millions)	2019	2018
Properties occupied by the Company	$63	$53
Properties held for production of income	120	110
Properties held for sale	1	34
Total	$184	$197

The Company recognized gains of $4 million, $1 million and $13 million on the sale of real estate property in 2019, 2018 and 2017, respectively. The Company did not recognize any impairment write-downs for its investment in real estate during 2019. The Company recognized of $11 million impairment write-downs for its investment in real estate during 2018. The Company did not recognize any impairment write-downs for its investment in real estate during 2017.

26

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Other Invested Assets

The following table presents the components of the Company's other invested assets:

	December 31,
(in millions)	2019	2018
Investments in limited liability companies	$1,335	$1,474
Investments in limited partnerships	2,407	1,877
Other unaffiliated investments	1,153	1,026
Receivable for securities	109	138
Initial margin for futures	5	2
Non-admitted assets	(75)	(153)
Total	$4,934	$4,364

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $928 million at December 31, 2019. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities as adjusted by SAP, if applicable. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $62 million, $44 million and $89 million during 2019, 2018 and 2017, respectively.

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2019	2018	2017
Bonds	$4,949	$4,897	$4,788
Preferred stocks	15	13	11
Common stocks	6	5	3
Cash and short-term investments	58	29	22
Mortgage loans	864	798	675
Real estate*	47	50	53
Contract loans	80	82	87
Derivatives	60	210	(121)
Investment income from affiliates	170	165	372
Other invested assets	110	239	250
Gross investment income	6,359	6,488	6,140
Investment expenses	(256)	(245)	(259)
Net investment income	$6,103	$6,243	$5,881

* Includes amounts for the occupancy of Company-owned property of $12 million in 2019, and $11 million in both 2018 and 2017.

27

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$484	$(81)	$109
Preferred stocks	4	-	1
Common stocks	(24)	-	-
Cash and short-term investments	2	(2)	(13)
Mortgage loans	(47)	(26)	6
Real estate	4	(10)	7
Derivatives	(210)	(330)	(1,412)
Other invested assets	173	28	65
Realized capital gains (losses)	386	(421)	(1,237)
Federal income tax (expense) benefit	(81)	88	433
Net gains transferred to IMR	(449)	(9)	(124)
Net realized capital losses	$(144)	$(342)	$(928)

During 2019, 2018 and 2017, the Company recognized $86 million, $192 million and $98 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years Ended December 31,
(in millions)	2019	2018	2017
Proceeds	$11,792	$8,165	$7,403
Gross realized capital gains	$799	$191	$330
Gross realized capital losses	(194)	(176)	(87)
Net realized capital gains	$605	$15	$243

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$97	$(171)	$253
Preferred and common stocks	55	(12)	(3)
Mortgage loans	147	(248)	179
Derivatives	981	88	(107)
Other invested assets	13	(6)	32
Other	7	32	(71)
Federal income tax benefit (expense)	(350)	93	24
Net change in unrealized gains (losses) of investments	$950	$(224)	$307

28

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(in millions)		(in millions)

	2019	2018	2019	2018	2019	2018
Bonds - AC	10	23	$68	$296	$66	$294
LB&SS - AC	2	2	34	34	35	34
Preferred Stock - AC	-	4	-	5	-	8
Preferred Stock - FV	-	-	-	-	-	-
Total	12	29	$102	$336	$101	$336

AC-Amortized Cost

FV-Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2019 and 2018, the Company had bonds loaned with a fair value of approximately $1.4 billion and $438 million, respectively, pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
30 days or less	$295	$148
31 to 60 days	439	68
61 to 90 days	718	231
Subtotal	1,452	447
Securities collateral received	-	-
Total collateral received	$1,452	$447

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Open positions	$1,283	$1,283	$352	$352
Subtotal	1,283	1,283	352	352
Securities collateral received	-	-	-	-
Total collateral reinvested	$1,283	$1,283	$352	$352

29

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Repurchase Agreements

At December 31, 2019 and 2018, bonds with a fair value of approximately $153 million and $124 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
Open positions	$-	$119
30 days or less	29	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	39	-
Subtotal	68	119
Securities collateral received	-	-
Total collateral received	$68	$119

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

			FIRST	SECOND	THIRD	FOURTH
(in millions)			QUARTER	QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	Open - No Maturity		$119	$177	$127	$145
2.	Overnight		20	15	115	80
3.	2 Days to 1 Week		-	13	112	74
4.	> 1 Week to 1 Month		-	112	112	98
5.	> 1 Month to 3 Months		-	-	-	-
6.	> 3 Months to 1 Year		-	-	-	-
7.	> 1	Year	-	-	-	-
b. Ending Balance
1.	Open - No Maturity		$68	$149	$79	$39
2.	Overnight		-	13	-	-
3.	2 Days to 1 Week		-	-	-	29
4.	> 1	Week to 1 Month	-	112	-	-
5.	> 1	Month to 3 Months	-	-	-	-
6.	> 3 Months to 1 Year		-	-	-	-
7.	> 1	Year	-	-	-	-

30

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the Company's liability to return collateral for the year ended December 31, 2019:

		FIRST	SECOND	THIRD	FOURTH
(in millions)		QUARTER	QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	Cash (Collateral - All)	$140	$316	$466	$398
2.	Securities Collateral (FV)	-	-	-	-
b. Ending Balance
1.	Cash (Collateral - All)	$68	$274	$79	$68
2.	Securities Collateral (FV)	-	-	-	-

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Open positions	$139	$153	$129	$124
Greater than three years	-	-	-	-
Subtotal	139	153	129	124
Securities collateral received	-	-	-	-
Total collateral reinvested	$139	$153	$129	$124

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		FIRST		SECOND	THIRD	FOURTH
(in millions)		QUARTER		QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	BACV		$-	$-	$-	$-
2.	Nonadmitted - Subset of BACV		-	-	-	-
3.	Fair Value		-	-	-	-
b. Ending Balance
1.	BACV		$69	$240	$132	$139
2.	Nonadmitted - Subset of BACV		-	-	-	-
3.	Fair Value		74	255	143	153

31

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		1		2		3	4
(in millions)		None		NAIC 1		NAIC 2	NAIC 3
Ending Balance
a. Bonds - BACV			$-		$50	$65	$10
b. Bonds - FV			-		57	72	10
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			-		50	65	10
q. Total Assets - FV			-		57	72	10

		5		6		7	8
(in millions)		NAIC 4		NAIC 5		NAIC 6	Non-Admitted
Ending Balance
a. Bonds - BACV			$14		$-	$-	$-
b. Bonds - FV			14		-	-	-
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			14		-	-	-
q. Total Assets - FV			14		-	-	-

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

32

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the carrying value of the Company's restricted assets:

	December 31,
(in millions)	2019	2018
On deposit with states	$48	$48
Securities lending	1,210	425
Collateral held on securities lending	1,452	447
FHLB stock and collateral pledged	3,555	3,851
Subject to repurchase agreements	139	129
Collateral for derivatives	912	580
Guaranteed interest contracts	41	44
Other restricted assets	104	78
Total	$7,461	$5,602
6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•An interest rate above prime to borrowers who do not qualify for prime rate loans;

•Borrowers with low credit ratings (FICO scores);

•Interest-only or negative amortizing loans;

•Unconventionally high initial loan-to-value ratios;

•Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•Borrowers with less than conventional documentation of their income and/or net assets;

•Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

•Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

33

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company's investments with subprime exposures:

		Book
		Adjusted		OTTI
		Statement		Recognized
(in millions)	Actual Cost	Value	Fair Value	to Date
December 31, 2019
In general account:
RMBS	$1,077	$969	$1,204	$(18)
CDOs	922	918	949	(10)
CMBS	11	11	11	-
Total subprime exposure	$2,010	$1,898	$2,164	$(28)
December 31, 2018
In general account:
RMBS	$1,210	$1,167	$1,390	$(15)
CDOs	911	923	957	(8)
CMBS	11	11	10	-
Total subprime exposure	$2,132	$2,101	$2,357	$(23)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company's exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $981 million in 2019, an unrealized capital gain of $88 million in 2018 and an unrealized capital loss of $107 million in 2017, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from

34

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include

(1)interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and

35

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

	December 31, 2019			December 31, 2018
	Contract or			Contract or
	Notional	Statement		Notional	Statement
(in millions)	Amount	Value	Fair Value	Amount	Value	Fair Value
Assets:
Interest rate contracts	$33,189	$1,170	$1,170	$26,901	$1,360	$1,080
Foreign exchange contracts	3,750	438	438	6,331	511	511
Equity contracts	40,674	3,516	3,516	45,769	902	902
Credit contracts	7,728	3	3	-	-	-
Derivative assets, gross	85,341	5,127	5,127	79,001	2,773	2,493
Counter party netting*	-	(4,502)	(4,502)	-	(1,138)	(1,399)
Derivative assets, net	$85,341	$625	$625	$79,001	$1,635	$1,094
Liabilities:
Interest rate contracts	$14,079	$1,227	$1,227	$16,121	$426	$549
Foreign exchange contracts	6,354	395	395	2,328	266	266
Equity contracts	34,406	3,100	3,100	33,886	649	649
Credit contracts	-	-	-	-	-	-
Other contracts	56	7	7	58	6	6
Derivative liabilities, gross	54,895	4,729	4,729	52,393	1,347	1,470
Counter party netting*	-	(4,502)	(4,502)	-	(1,138)	(1,399)
Derivative liabilities, net	$54,895	$227	$227	$52,393	$209	$71

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2019		December 31, 2018
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$5,127	$(4,729)	$2,773	$(1,347)
Amount offset	(4,502)	4,502	(1,138)	1,138
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$625	$(227)	$1,635	$(209)
8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

	December 31, 2019		December 31, 2018
	Contract or		Contract or
	Notional	Final Maturity	Notional	Final Maturity
(in millions)	Amount	Date	Amount	Date
Derivative assets:
Interest rate contracts	$33,189	2069	$26,901	2055
Foreign exchange contracts	3,750	2049	6,331	2056
Equity contracts	40,674	2028	45,769	2028
Credit contracts	7,728	2024	-
Derivative liabilities:
Interest rate contracts	14,079	2055	16,121	2056
Foreign exchange contracts	6,354	2060	2,328	2051
Equity contracts	34,406	2022	33,886	2022
Credit contracts	-		-
Other contracts	56	2042	58	2042
	36

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated $725 million and $466 million at December 31, 2019 and 2018, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

•Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

37

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

38

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

		Admitted
	Aggregate	Assets or
(in millions)	Fair Value	Liabilities	Level 1	Level 2	Level 3
December 31, 2019
Assets:
Bonds	$108,500	$98,976	$-	$92,575	$15,925
Preferred stocks	409	299	5	315	89
Common stocks	143	143	-	143	-
Cash, cash equivalents
and short-term investments	446	446	(65)	511	-
Mortgage loans	22,526	21,446	-	-	22,526
Contract loans	1,264	1,264	-	-	1,264
Receivables for securities	110	110	-	110	-
Securities lending reinvested collateral assets	1,283	1,283	-	1,283	-
Separate account assets	8,269	7,795	-	8,269	-
Liabilities:
Policy reserves and contractual liabilities	12,012	11,090	-	239	11,773
Payable for securities	433	433	-	433	-
Payable for securities lending	1,452	1,452	-	1,452	-
December 31, 2018
Assets:
Bonds	$96,620	$94,675	$35	$79,744	$16,841
Preferred stocks	240	228	6	220	14
Common stocks	138	138	-	138	-
Cash, cash equivalents
and short-term investments	1,547	1,547	1,228	319	-
Mortgage loans	19,182	18,928	-	-	19,182
Contract loans	1,307	1,307	-	-	1,307
Derivatives	404	807	-	404	-
Receivables for securities	138	138	-	138	-
Securities lending reinvested collateral assets	352	352	-	352	-
Separate account assets	5,484	5,618	-	5,484	-
Liabilities:
Policy reserves and contractual liabilities	11,843	11,191	-	339	11,504
Payable for securities	362	362	-	362	-
Payable for securities lending	447	447	-	447	-

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

39

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange- traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

40

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

				Counterparty
(in millions)	Level 1	Level 2	Level 3	Netting*	Total
December 31, 2019
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$11	$1	$-	$12
Total bonds	-	11	1	-	12
Preferred stock
Common stock
Industrial and miscellaneous	72	-	20	-	92
Mutual funds	-	37	-	-	37
Parent, subsidiaries and affiliates	6	-	-	-	6
Total common stock	78	37	20	-	135
Derivative assets:
Interest rate contracts	1	1,169	-	-	1,170
Foreign exchange contracts	-	438	-	-	438
Equity contracts	5	3,357	154	-	3,516
Credit contracts	-	-	3	-	3
Counterparty netting	-	-	-	(4,502)	(4,502)
Total derivative assets	6	4,964	157	(4,502)	625
Separate account assets	47,758	1,977	-	-	49,735
Total assets at fair value	$47,842	$6,989	$178	$(4,502)	$50,507
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$-	$1,226	$-	$-	$1,226
Foreign exchange contracts	-	395	-	-	395
Equity contracts	5	3,073	23	-	3,101
Credit contracts	-	-	-	-	-
Other contracts	-	-	7	-	7
Counterparty netting	-	-	-	(4,502)	(4,502)
Total derivative liabilities	5	4,694	30	(4,502)	227
Total liabilities at fair value	$5	$4,694	$30	$(4,502)	$227
December 31, 2018
Assets at fair value:
Bonds
U.S. special revenue	$-	$-	$1	$-	$1
Industrial and miscellaneous	-	4	13	-	17
Total bonds	-	4	14	-	18
Preferred stock
Industrial and miscellaneous	-	-	75	-	75
Total preferred stock	-	-	75	-	75
Common stock
Industrial and miscellaneous	21	-	3	-	24
Mutual funds	41	-	-	-	41
Total common stock	62	-	3	-	65
Derivative assets:
Interest rate contracts	-	212	-	-	212
Foreign exchange contracts	-	511	-	-	511
Equity contracts	129	704	69	-	902
Counterparty netting	-	-	-	(1,138)	(1,138)
Total derivative assets	129	1,427	69	(1,138)	487
Separate account assets	42,094	1,905	-	-	43,999
Total assets at fair value	$42,285	$3,336	$161	$(1,138)	$44,644
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$3	$82	$-	$-	$85
Foreign exchange contracts	-	266	-	-	266
Equity contracts	9	640	-	-	649
Other contracts	-	-	6	-	6
	41

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

				Counterparty
(in millions)	Level 1	Level 2	Level 3	Netting*	Total
Counterparty netting	$-	$-	$-	$(1,138)	$(1,138)
Total derivative liabilities	12	988	6	(1,138)	(132)
Total liabilities at fair value	$12	$988	$6	$(1,138)	$(132)

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

		Preferred	Common	Derivative	Total	Derivative
(in millions)	Bonds	Stocks	Stocks	Assets	Assets	Liabilities
Balance, January 1, 2017	$160	-	$-	$55	$215	$5
Total realized/unrealized capital gains or losses:
Included in net income	(5)	-	-	15	10	1
Included in surplus	17	-	-	24	41	-
Purchases, issuances and settlements	45	-	3	(15)	33	(1)
Transfers into Level 3	1	-	-	-	1	-
Transfers out of Level 3	(216)	-	-	-	(216)	-
Balance, December 31, 2017	$2	-	$3	$79	$84	$5
Total realized/unrealized capital gains or losses:
Included in net income	(1)	-	-	13	12	1
Included in surplus	(1)	-	6	(44)	(39)	1
Purchases, issuances and settlements	12	75	1	21	109	(1)
Transfers into Level 3	17	-	-	-	17	-
Transfers out of Level 3	(15)	-	(7)	-	(22)	-
Balance, December 31, 2018	$14	75	$3	$69	$161	$6
Total realized/unrealized capital gains or losses:
Included in net income	-	-	(7)	(19)	(26)	12
Included in surplus	(1)	-	(1)	67	65	23
Purchases, issuances and settlements	(2)	-	2	40	40	(11)
Transfers into Level 3	15	-	23	-	38	-
Transfers out of Level 3	(25)	(75)	-	-	(100)	-
Balance, December 31, 2019	$1	-	$20	$157	$178	$30

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2019 and 2018, there were no transfers between Level 1 and Level 2 securities and transfers between Level 2 and Level 3 securities were less than one million.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2019 and 2018 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2019.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2019
Derivative assets at fair value	$6	$4,964	$157	$5,127
Derivative liabilities at fair value	5	4,694	30	4,729
December 31, 2018
Derivative assets at fair value	$129	$1,427	$69	$1,625
Derivative liabilities at fair value	12	988	6	1,006

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company's reserves by major category:

	Years ended December 31,
(in millions)	2019	2018
Life insurance	$38,744	$37,837
Annuities (excluding supplementary contracts with life contingencies)	78,030	72,274
Supplementary contracts with life contingencies	531	517
Accidental death benefits	18	20
Disability - active lives	32	34
Disability - disabled lives	247	255
Excess of AG 43 reserves over basic reserves	1,291	1,303
Deficiency reserves	1,660	1,497
Other miscellaneous reserve	1,032	832
Gross life and annuity reserves	121,585	114,569
Reinsurance ceded	(23,953)	(23,214)
Net life and annuity reserves	97,632	91,355
Accident and health reserves
Unearned premium reserves	10	11
Present value of amounts not yet due on claims	230	255
Additional contract reserves	543	544
Gross accident and health reserves	783	810
Reinsurance ceded	(17)	(22)
Net accident and health reserves	766	788
Aggregate policy reserves	$98,398	$92,143

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$22,754	$1,698	$-	$24,452	24.04%
	b. At book value less current surrender
	charge of 5% or more	10,062	-	-	10,062	9.89%
	c. At fair value	-	54	26,954	27,008	26.56%
	d. Total with market adjustment or at fair value	32,816	1,752	26,954	61,522	60.49%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	25,741	-	3	25,744	25.32%
(2)	Not subject to discretionary withdrawal	14,365	13	51	14,429	14.19%
(3)	Total (gross: direct + assumed)	$72,922	$1,765	$27,008	$101,695	100.00%
(4)	Reinsurance ceded	270	-	-	270
(5)	Total (net)* (3) - (4)	$72,652	$1,765	$27,008	$101,425
(6)	Amount included in A(1)b above that will move
	to A(1)e in the year after statement date:	$1,530	$-	$-	$1,530

*Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B.Group Annuities:

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$195	$69	$-	$264	0.92%
	b. At book value less current surrender
	charge of 5% or more	69	-	-	69	0.24%
	c. At fair value	-	-	18,372	18,372	64.00%
	d. Total with market adjustment or at fair value	264	69	18,372	18,705	65.16%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	2,980	-	-	2,980	10.38%
(2)	Not subject to discretionary withdrawal	2,394	4,629	-	7,023	24.46%
(3)	Total (gross: direct + assumed)	$5,638	$4,698	$18,372	$28,708	100.00%
(4)	Reinsurance ceded	67	-	-	67
(5)	Total (net)* (3) - (4)	$5,571	$4,698	$18,372	$28,641
(6)	Amount included in B(1)b above that will move
	to B(1)e in the year after statement date:	$18	$-	$-	$18

C. Deposit-Type Contracts (no life contingencies):

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$-	$-	$-	$-	-%
	b. At book value less current surrender
	charge of 5% or more	-	-	-	-	-%
	c. At fair value	-	-	-	-	-%
	d. Total with market adjustment or at fair value	-	-	-	-	-%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	641	-	1	642	5.28%
(2)	Not subject to discretionary withdrawal	11,415	-	101	11,516	94.72%
(3)	Total (gross: direct + assumed)	$12,056	$-	$102	$12,158	100.00%
(4)	Reinsurance ceded	18	-	-	18
(5)	Total (net)* (3) - (4)	$12,038	$-	$102	$12,140
(6)	Amount included in C(1)b above that will move
	to C(1)e in the year after statement date:	$-	$-	$-	$-

* Represents annuity reserves reported in separate accounts liabilities.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2019:

December 31, 2019
	General Account			Separate Account - Nonguaranteed
	Account			Account
(in millions)	value	Cash value	Reserve	value	Cash value	Reserve

ASubject to discretionary withdrawal, surrender values, or policy loans:

(1)	Term policies with cash value	$1	$354	$2,767	$	- $	- $	-
(2)	Universal life	6,270	6,108	6,927		-	-	-
(3)	Universal life with secondary guarantees	1,760	1,444	6,405		-	-	-
(4)	Indexed universal life	628	529	627		-	-	-
(5)	Indexed universal life with secondary	817	517	915		-	-	-
(6)	Indexed life	-	-	-		-	-	-
(7)	Other permanent cash value life insurance	2,116	8,658	9,970		1,802	1,802	1,802
(8)	Variable life	-	-	-		-	-	-
(9)	Variable universal life	122	106	126		947	947	1,958
(10) Miscellaneous reserves		-	-	-		-	-	-

BNot subject to discretionary withdrawal or no cash values

	(1)	Term policies without cash value	XXX	XXX	$11,007	XXX	XXX	$-
	(2)	Accidental death benefits	XXX	XXX	18	XXX	XXX	-
	(3)	Disability - active lives	XXX	XXX	32	XXX	XXX	-
	(4)	Disability - disabled lives	XXX	XXX	247	XXX	XXX	-
	(5)	Miscellaneous reserves	XXX	XXX	2,509	XXX	XXX	-
C Total (gross: direct + assumed)			$11,714	$17,716	$41,550	$2,749	$2,749	$3,760
D	Reinsurance ceded		5,841	8,657	23,598	-	-	-
E	Total (net) (C) - (D)		$5,873	$9,059	$17,952	$2,749	$2,749	$3,760

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and terminal funding annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

During 2019, AGL established an insulated subaccount CRT-1 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-1 to the general account, was less than $1 million during the fourth quarter of 2019 and on a cumulative basis. A reserve of $0 is maintained at December 31, 2019 in the general account related to subaccount CRT-1. The insulated separate account maintained a reserve of $173 million at December 31, 2019 for this subaccount CRT-1.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

	December 31, 2019		December 31, 2018
		Separate		Separate
	Legally	Accounts Assets	Legally	Accounts Assets
	Insulated	(Not Legally	Insulated	(Not Legally
(in millions)	Assets	Insulated)	Assets	Insulated)
Variable annuities	$46,380	$-	$40,920	$-
Variable life	3,354	-	3,055	-
Bank-owned life insurance - hybrid	444	-	804	-
Deferred annuities with MVA features	491	-	225	-
Terminal funding	4,988	-	3,175	-
Stable value wrap	51	-	-	-
Annuities with MVA features	-	1,616	-	1,243
Fixed annuities excess interest adjustment features	-	206	-	196
Total	$55,708	$1,822	$48,179	$1,439

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2019 and 2018 is $5.5 billion and $6.7 billion, respectively.

There was no separate account business seed money at December 31, for both 2019 and 2018.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

	Risk Charge	Guarantees
	paid by the	Paid by the
	Separate	General
(in millions)	Account	Account
2019	$383	$35
2018	324	41
2017	292	40
2016	330	52
2015	279	52

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

		Non-	Non-
		indexed	indexed	Non-
		Guarantee	Guarantee	guaranteed
		less than or	more than	Separate
(in millions)	Indexed	equal to 4%	4%	Accounts	Total
December 31, 2019
Premiums, considerations or deposits	$397	$-	$16	$3,693	$4,106
Reserves for accounts with assets at:
Market value	$-	$-	$-	$48,744	$48,744
Amortized costs	1,258	5,178	422	-	6,858
Total reserves	$1,258	$5,178	$422	$48,744	$55,602
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,258	$3,567	$422	$-	$5,247
At market value	-	-	-	48,639	48,639
Subtotal	1,258	3,567	422	48,639	53,886
Not subject to discretionary withdrawal	-	1,611	-	105	1,716
Total reserves	$1,258	$5,178	$422	$48,744	$55,602
December 31, 2018
Premiums, considerations or deposits	$241	$-	$43	$3,090	$3,374
Reserves for accounts with assets at:
Market value	$-	$-	$-	$42,885	$42,885
Amortized costs	958	3,769	415	-	5,142
Total reserves	$958	$3,769	$415	$42,885	$48,027
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$958	$2,199	$415	$-	$3,572
At market value	-	-	-	42,802	42,802
Subtotal	958	2,199	415	42,802	46,374
Not subject to discretionary withdrawal	-	1,570	-	83	1,653
Total reserves	$958	$3,769	$415	$42,885	$48,027
December 31, 2017
Premiums, considerations or deposits	$185	$-	$70	$4,444	$4,699
Reserves for accounts with assets at:
Market value	$-	$-	$-	$48,116	$48,116
Amortized costs	739	3,096	395	-	4,230
Total reserves	$739	$3,096	$395	$48,116	$52,346
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$739	$596	$395	$-	$1,730
At market value	-	-	-	48,030	48,030
Subtotal	739	596	395	48,030	49,760
Not subject to discretionary withdrawal	-	2,500	-	86	2,586
Total reserves	$739	$3,096	$395	$48,116	$52,346

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years ended December 31,
(in millions)	2019	2018	2017
Transfers to separate accounts	$4,106	$3,373	$4,699
Transfers from separate accounts	(4,298)	(4,147)	(3,393)
Net transfers from separate accounts	(192)	(774)	1,306
Reconciling adjustments:
Deposit-type contracts	-	-	-
Total reconciling adjustments	-	-	-
Transfers as reported in the Statutory Statements of Operations	$(192)	$(774)	$1,306

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $1.3 billion at December 31, 2019 and 2018. The Company chose to record reserves in excess of AG 43 minimum reserves at both December 31, 2019 and 2018, such that the reserves in both periods equal the C3 Phase II Total Asset Requirement level.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company's most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $0.9 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $281 million and $185 million at December 31, 2019 and 2018, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 1.0 percent of gross insurance in-force at December 31, 2019, 2018 and 2017. Policyholder dividends for the years ended December 31, 2019, 2018 and 2017 were $4 million, ($13) million and $18 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

14. PREMIUM AND ANNUITY CONSIDERATION DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2019		December 31, 2018
		Net of		Net of
(in millions)	Gross	Loading	Gross	Loading
Ordinary new business	$(18)	$(18)	$(10)	$(10)
Ordinary renewal	(336)	170	(395)	147
Group life	1	1	1	1
Total	$(353)	$153	$(404)	$138

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2019, 2018 and 2017 were $238 million, $26 million and $30 million, respectively. Reinsurance premiums ceded in 2019, 2018 and 2017 were $2.9 billion, $25.2 billion and $2.6 billion, respectively. Additionally, reserves on reinsurance assumed were $1.6 billion at December 31, 2019 and $1.4 billion at both December 31, 2018 and 2017. The reserve credit taken on reinsurance ceded was $24.0 billion, $23.3 billion and $22.3 billion at December 31, 2019, 2018 and 2017, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2019 and 2018, the Company's reinsurance recoverables were $366 million and $306 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The NAIC Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. Prior to 2016, the Company managed the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) were ceded to the Parent under a coinsurance/modified coinsurance agreement effective January 1, 2011 (the AGC Life Co/Modco Agreement), prior to the recapture of in-force business effective December 31, 2016. New business is still ceded under this treaty.

In 2019, the AGC Life Co/Modco Agreement increased the Company's pre-tax earnings by $520 million, while in 2018, the AGC Life Co/Modco Agreement increased pre-tax earnings by $382 million. In 2017, the AGC Life Co/Modco Agreement increased pre-tax earnings by $289 million.

In February 2018, American General Life Insurance Company and its U.S. life insurance company affiliates, VALIC and The United States Life Insurance Company in the City of New York, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly. The fourth quarter settlement of $201 million was paid in February 2020.

On November 13, 2018, AIG completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

On November 25, 2019, AIG entered into a membership interest purchase agreement with Fortitude Holdings, The Carlyle Group L.P. (Carlyle), Carlyle FRL, L.P., an investment fund advised by an affiliate of Carlyle (Carlyle FRL), T&D United Capital Co., Ltd. (T&D) and T&D Holdings, Inc., pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Carlyle FRL will purchase from AIG a 51.6 percent ownership interest in Fortitude Holdings and T&D will purchase from AIG a 25 percent ownership interest in Fortitude Holdings. Upon closing of the Fortitude Sale, AIG will have a 3.5 percent ownership interest in Fortitude Holdings. Additional information about this transaction is set forth in AIG's Parent 10-K for year ending December 31, 2019.

The table below presents the impact of the execution of the ModCo Agreement in February 2018 with an effective date of January 1, 2017, by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

				Balance as of
				December 31, 2019
Statutory Statements of Assets, Liabilities and Capital and

Funds withheld				$199

			Total Reported	As of and Year
		As of and Year	at	Ended
Increase (Decrease)	Initial	Ended December	December 31,	December 31,
(in millions)	Accounting	31, 2018 and 2017	2018	2019
Statutory Statement of Operations
Premiums and annuity considerations	$(22,152)	$(602)	$(22,754)	$(280)
Commissions and expense allowances	-	109	110	52
Reserve adjustments on reinsurance ceded	22,152	(3,478)	18,675	(1,549)
Total revenues	-	(3,971)	(3,969)	(1,777)
Death benefits	-	(498)	(498)	(273)
Annuity benefits	-	(2,060)	(2,059)	(1,017)
Surrender benefits	-	(264)	(264)	(124)
Other benefits	-	(498)	(498)	(284)
Other expenses	-	(1)	(1)	-
Total benefits and expenses	-	(3,321)	(3,320)	(1,698)
Net gain from operations before dividends to
policyholders and federal income taxes	-	(650)	(649)	(79)
Dividends to policyholders	-	(25)	(25)	(12)
Net gain from operations after dividends to
policyholders and before federal income	$-	$(625)	$(624)	$(67)

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

During 2019, 2018 and 2017, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company's pre-tax earnings of less than a million dollars.

The Company has an annuity Co/Modco agreement with an affiliate, AIG Life of Bermuda, Ltd. (AIGB), in which AIGB reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. As of December 31, 2019 and 2018, the assets and liabilities resulting from the agreement and recorded in the accompanying financial statements were $6.5 billion and $7.2 billion, respectively. In 2019, the Agreement decreased the Company's pre-tax earnings by $1 million and $1 million and $2 million in 2018 and 2017, respectively.

16. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. While the U.S. tax authorities issued formal guidance, including recently issued proposed and final regulations for BEAT and other provisions of the Tax Act, there are still certain aspects of the Tax Act that remain unclear and subject to substantial uncertainties. Additional guidance is expected in future periods. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2019.

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2019			December 31, 2018					Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary		Capital	Total
Gross DTA	$2,353	$1,540	$3,893	$1,837	$1,645	$3,482	$516		$(105)	$411
Statutory valuation allowance adjustment	-	-	-	-	220	220	-		(220)	(220)
Adjusted gross DTA	2,353	1,540	3,893	1,837	1,425	3,262	516		115	631
DTA non-admitted	1,348	1,540	2,888	928	1,425	2,353	420		115	535
Net admitted DTA	1,005	-	1,005	909	-	909	96		-	96
DTL	387	-	387	392	-	392	(5)		-	(5)
Total	$618	$-	$618	$517	$-	$517	$101	$	- $	101

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2019			December 31, 2018						Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total		Ordinary		Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior
years recoverable through loss
carry backs	$-	$-	$-	$-	$-	$-	$	- $		- $	-
Adjusted gross DTA expected to be
realized (excluding amount of DTA
from above) after application of the
threshold limitation	618	-	618	517	-	517		101		-	101
1. Adjusted gross DTA expected
to be realized following the
reporting date	618	-	618	517	-	517		101		-	101
2. Adjusted gross DTA allowed
per limitation threshold	-	-	1,145	-	-	1,114		-		-	31
Adjusted gross DTA (excluding the
amount of DTA from above) offset
by gross DTL	387	-	387	392	-	392		(5)		-	(5)
DTA admitted as the result of
application of SSAP 101	$1,005	$-	$1,005	$909	$-	$909		$96	$	- $	96

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years ended December 31,
($ in millions)	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	724%	738%
Amount of adjusted capital and surplus used to determine recovery period and
threshold limitation amount	$7,636	$7,423

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2019	2018	2017
Current income tax expense
Federal	$760	$513	$1,025
Foreign	-	-	-
Subtotal	760	513	1,025
Federal income tax on net capital gains (losses)	81	(88)	(433)
Federal income tax incurred	$841	$425	$592

	Years Ended December 31,
(in millions)	2019	2018	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$1,068	$812	$256
Investments	27	50	(23)
Deferred acquisition costs	658	366	292
Fixed assets	377	373	4
Compensation and benefits accrual	48	41	7
Tax credit carryforward	141	151	(10)
Other (including items less than 5% of total ordinary tax assets)	34	44	(10)
Subtotal	2,353	1,837	516
Statutory valuation allowance adjustment	-	-	-
Non-admitted	1,348	928	420
Admitted ordinary deferred tax assets	1,005	909	96
Capital:
Investments	1,540	1,645	(105)
Subtotal	1,540	1,645	(105)
Statutory valuation allowance adjustment	-	220	(220)
Non-admitted	1,540	1,425	115
Admitted capital deferred tax assets	-	-	-
Admitted deferred tax assets	1,005	909	96
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	92	78	14
Policyholder reserves	231	269	(38)
General expense	64	45	19
Subtotal	387	392	(5)
Capital:
Other (including items less than 5% of total capital tax liabilities)	-	-	-
Subtotal	-	-	-
Deferred tax liabilities	387	392	(5)
Net deferred tax assets	$618	$517	$101

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non- admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

			Years Ended December 31,
(in millions)				2019	2018	Change
Total adjusted deferred tax assets				$3,893 $	3,262 $	631
Total deferred tax liabilities				387	392	(5)
Net adjusted deferred tax assets				$3,506 $	2,870	636
Tax effect of unrealized gains (losses)						350
Tax effect of unrealized gains (losses) recorded in cumulative effect of
changes in accounting principle						(85)
Change in net deferred income tax						$901
The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2019		December 31, 2018		December 31, 2017
		Effective		Effective		Effective
(in millions)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
Income tax expense at applicable rate	$196	21.0%	$208	21.0%	$465	35.0%
Change in valuation adjustment	(220)	(23.6)	220	22.2	(366)	(27.6)
Amortization of interest maintenance reserve	71	7.6	(30)	(3.0)	(43)	(3.3)
Prior year return true-ups and adjustments	(60)	(6.4)	7	0.7	(32)	(2.4)
Surplus adjustments	(44)	(4.6)	8	0.8	(3)	(0.2)
Dividends received deduction	(29)	(3.1)	(20)	(2.1)	(47)	(3.6)
Other permanent adjustments	12	1.2	1	0.1	9	0.7
Disregarded entities	10	1.1	20	2.1	23	1.8
Change in non-admitted assets	4	0.4	(13)	(1.3)	(1)	(0.1)
Impact of Tax Act	-	-	-	-	1,836	138.3
Reinsurance	-	-	-	-	37	2.8
Statutory income tax expense (benefit)	$(60)	(6.4)%	$401	40.5%	$1,878	141.4%
Federal income taxes incurred	$841	90.2%	$425	42.9%	$592	44.6%
Change in net deferred income taxes	(901)	(96.6)	(24)	(2.4)	1,286	96.8
Statutory income tax expense (benefit)	$(60)	(6.4)%	$401	40.5%	$1,878	141.4%
At December 31, 2019, the Company had the following foreign tax credits carryforwards:
(in millions)
Year Expires						Amount
2020						$8
2021						8
2022						7
2023						1
2024						1
Total						$25

At December 31, 2019, the Company had no operating loss carryforwards or capital loss carryforwards. At December 31, 2019, the Company had an alternative minimum tax credit of $3 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2019, the Company had the following general business credit carryforwards: (in millions)

Year Expires	Amount
2025	$9
2026	9
2027	10
2028	13
2029	19
2030	38
2031	7
2032	8
Total	$113

At December 31, 2019, the Company had charitable contribution carryforwards less than a million dollars, which expire in 2021.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2017	$198
2018	15
2019	155
Total	$368

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $3.9 billion and concluded that no valuation allowance was required at December 31, 2019. Similarly, the Company concluded that a valuation allowance of $220 million was required on the DTAs of $3.5 billion at December 31, 2018.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2019	2018
Gross unrecognized tax benefits at beginning of year	$17	$16
Increases in tax position for prior years	-	1
Decreases in tax position for prior years	-	-
Gross unrecognized tax benefits at end of year	$17	$17

As of December 31, 2019 and 2018, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million and $17 million respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2019 and 2018, the Company had accrued liabilities of $6.5 million and $5.7 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2019, 2018 and 2017, the Company recognized expense of less than $1 million interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2019, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2019 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2019.

Alternative Minimum Tax Credit

(in thousands)		2019
(1)	Gross AMT Credit Recognized as:
a.	Current year recoverable	$9
b.	Deferred tax asset (DTA)	3
(2)	Beginning balance of AMT credit carryforward	$6
(3)	Amounts recovered	3
(4)	Adjustments	-
(5)	Ending Balance of AMT credit carryforward (5=2-3-4)	3
(6)	Reduction for sequestration	-
(7)	Nonadmitted by reporting entity	3
(8)	Reporting entity ending balance (8=5-6-7)	$-

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2019, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which the Company can pay without the Company obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2020 without prior approval of the TDI is $629 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2019, 2018 and 2017:

			Amount
Date	Type	Cash or Non-cash	(in millions)
2019
March 28, 2019	Extraordinary	Cash	$330
June 26, 2019	Extraordinary	Cash	330
September 25, 2019	Ordinary	Cash	230
2018
March 27, 2018	Extraordinary	Cash	$337
June 26, 2018	Extraordinary	Cash	680
September 24, 2018	Extraordinary	Cash	680
2017
March 30, 2017	Extraordinary	Cash	$452
March 30, 2017	Extraordinary	Non-Cash	482
March 30, 2017	Return of Capital	Cash	178
June 29, 2017	Extraordinary	Cash	538
September 28,2017	Extraordinary	Cash	50
December 26,2017	Extraordinary	Cash	200

The Company's cumulative preferred stock has an $80 dividend rate and is redeemable at $1,000 per share. The holder of this stock, the Parent, is entitled to one vote per share.

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years ended December 31,
(in millions)	2019	2018	2017
Defined benefit plans	$(2)	$(12)	$2
Postretirement medical and life insurance plans	1	1	2
Total	$(1)	$(11)	$4

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS- imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non- discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expense associated with this plan was $28 million, $27 million and $26 million in 2019, 2018 and 2017, respectively.

Share-based and Deferred Compensation Plans

During 2016 and 2015, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock based on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfies service requirements. The Company recognized compensation expense of $27 million, $28 million and $33 million for awards granted in 2019, 2018 and 2017, respectively.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company recognized less than $1 million of expenses for unsettlement awards in 2019. During 2018 and 2017, the Company did not recognize any expense for unsettled awards.

19. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas. The Company's interest in the stock of FHLB of San Francisco was redeemed on March 24, 2016.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2019	2018
Membership stock - Class B	$7	$7
Activity stock	129	129
Excess stock	6	2
Total	$142	$138
Actual or estimated borrowing capacity as determined by the insurer	$5,296	$4,928
The Company did not hold any Class A at December 31, 2019 or 2018.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Amount pledged	$3,697	$3,812	$3,851	$3,833
Maximum amount pledged during reporting period	3,908	3,928	4,389	4,349

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2019	2018
Amount outstanding	$3,148	$3,148
Maximum amount borrowed during reporting period	$3,148	$3,323

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2019 or 2018.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)

Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$1,148
10-year floating rate	February 15, 2018	1,277
10-year floating rate	February 15, 2018	175
10-year floating rate	February 6, 2018	87
10-year floating rate	January 25, 2018	31
10-year floating rate	January 13, 2017	57
10-year floating rate	February 1, 2017	67
7-year floating rate	May 24, 2017	52
10-year floating rate	June 15, 2016	254

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $3.1 billion and $2.4 billion at December 31, 2019 and 2018, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2019, $1 billion are currently expected to expire in 2020, and the remainder by 2023 based on the expected life cycle of the related funds and the Company's historical funding trends for such commitments.

At December 31, 2019 and 2018, the Company had $1.8 billion and $1.3 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $388 million are expected to expire in 2020 and the remainder by 2033, based on the expected life cycle of the related loans and the Company's historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2019, the future minimum lease payments under the operating leases are as follows:

(in millions)

2020	$17
2021	17
2022	16
2023	13
2024	7
Remaining years after 2024	11
Total	$81

Rent expense was $18 million, $17 million and $20 million in 2019, 2018 and 2017, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $41 million and $40 million for these guarantee fund assessments at December 31, 2019 and 2018, respectively. The Company has recorded receivables of $33 million and $34 million at December 31, 2019 and 2018, respectively, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers' compensation business at both December 31, 2019 and 2018. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2019 and 2018, the Company had admitted assets of $156 million and $142 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company's financial condition.

During 2019 and 2018, the Company wrote accident and health insurance premiums that were subject to the risk- sharing provisions of the Affordable Care Act (ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The Company and its distributors are subject to laws and regulations regarding the standard of care applicable to sales of its products and the provision of advice to its customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. The Company continues to closely follow these legislative and regulatory activities. Changes in standard of care requirements or new standards issued by governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, may affect the Company's businesses, results of operations and financial condition. While the Company cannot predict the long-term impact of these legislative and regulatory developments on the Company's business, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

The SECURE Act (Setting Every Community Up for a Retirement Enhancement Act) includes a number of provisions aimed at increasing retirement savings, including repealing the maximum age for traditional IRA contributions,

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

increasing the age for required minimum distributions from retirement accounts and incentivizing small businesses to start new retirement plans for employees. SECURE Act was signed into law as part of broader federal legislation on December 20, 2019, with many provisions effective January 1, 2020. The Company is evaluating the full impact of the SECURE Act on its businesses and operations and will implement and/or modify processes and procedures, where needed, to comply with this new law.

Business Interruption Insurance Recoveries

The Company recorded $0 and $6 million in 2019 and 2018, respectively, for business interruption insurance recoveries related to the flooding and property damage that occurred at the Company's main administrative office located in Houston, Texas. In August 2017, Hurricane Harvey made landfall in Texas and Louisiana causing widespread flooding and property damage in various southern counties within the region. The recoveries were included within aggregate write-ins for miscellaneous income on the Summary of Operations.

21. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an 80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, VALIC and USL, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

On September 25, 2017, AIG Parent announced organizational changes designed to position AIG Parent a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG Parent finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG Parent's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments – North America and International. Life and Retirement consists of four operating segments – Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG Parent's technology-driven subsidiary, is reported within Other Operations. AIG Parent also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $218 million, $395 million and $413 million of pre-tax restructuring and other costs in 2019, 2018 and 2017, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company's commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's Representative Security Account (RSA).

In each transaction, a portion of the Company's securities were transferred to the RSA of the affiliate, VALIC, in exchange for other VALIC securities.

During 2015, the Company transferred securities to two separate CTFs, of which 20% were then transferred to the RSA of VALIC. The transfer was accounted for as a sale by the Company to VALIC. The remaining 80% of the securities were transferred to the Company's RSA.

Ambrose

During 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $300 million to $400 million per entity.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (SAAL) and SunAmerica Life Insurance Company (SALIC) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for variable products that are subject to the Guarantees.

Cut-Through Agreement

The Company and AIG Life of Bermuda, Ltd. ("AIGB") entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on AIGB's books related to this agreement was approximately $330,000 at December 31, 2019 and 2018. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

During the year ended December 31, 2019, the Company purchased or sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company's Annual Registration Statement and monthly amendments filed with the TDI.

In January 2019, AGL and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $655 million, which represents approximately 43.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $142.5 million and received a cash payment of approximately $39 million. The Company's unfunded capital commitment to U.S. Fund III upon closing of the fund was approximately $551.4 million.

In March 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE Europe Real Estate Fund II, LP ("Europe Fund II), a real estate investment fund managed by AIGGRE. In connection with the closing of Europe Fund II, the Company made a capital commitment to the fund of up to $223.4 million (representing an approximately 48.3% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $6.8 million) and cash (approximately $10.6 million). The Company's unfunded capital commitment to Europe Fund II upon closing of the fund was approximately $206 million.

In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation ("AGLIC Bermuda") was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $297 million and $105 million in 2019 and 2018, respectively.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE: AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"),

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $288 million (representing an approximately 24% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $150.8 million) and cash (approximately $41.7 million). In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $675 million (representing approximately 25% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $527.4 million and received a cash payment from the fund of approximately $7.4 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $189.1 million (representing an approximately 29% equity interest therein) and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $143 million and received a cash payment from the fund of approximately $18.9 million.

As a result of these transactions, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2019, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $93.9 million, $104.3 million, $396.9 million, $52.7 million and $249.9 million respectively.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $94.9 million, $145.5 million and $86 million, respectively.

In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 15 for additional information regarding this reinsurance transaction.

In October 2017, the Company's subsidiary, AIG Home Loan 2, transferred a portfolio of U.S. residential mortgage loans with a carrying value of $410 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised – Loan-Backed and Structured Securities.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 2, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $1.5 billion, which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 2, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $843 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $425 million.

During 2016, the Company transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million as part of an

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

initiative to improve asset-liability management in AIG Parent's domestic life and property casualty insurance companies.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At both December 31, 2019 and 2018, the Company did not have notes payable balance outstanding under this facility.

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2019:

			Admitted
	Gross	Non-admitted	Asset	Date of
(in millions)	Amount	Amount	Amount	NAIC Filing
AIG Inc	$6	$-	$6	June 25, 2019
AGLIC INVESTMENTS BERMUDA LTD.	392	-	392	February 6, 2019
AIG Direct - SER B	3	3	-	NA
AIG Direct - SER A	3	3	-	NA
AIG Direct - NON VOTING	1	1	-	NA
UG Corp COM	2	2	-	NA
AIG Home Loan 2, LLC	145	-	145	Not Applicable
SunAmerica Affordable Housing LLC	743	-	743	Not Applicable
SunAmerica Asset Management LLC	73	73	-	Not Applicable
Selkirk No. 1 Investments	14	-	14	Not Applicable
Selkirk No. 3A Investments	6	-	6	Not Applicable
AIGGRE U.S. Real Estate Fund II, LP	337	-	337	Not Applicable
AIGGRE U.S. Real Estate Fund III, LP	236	-	236	Not Applicable
AIGGRE Europe Real Estate Fund I S.C.SP	72	-	72	Not Applicable
AIGGRE U.S. Real Estate Fund I, LP	64	-	64	Not Applicable
AIGGRE Europe Real Estate Fund II LR Feeder, LLC	26	-	26	Not Applicable
Total	$2,123	$82	$2,041

Operating Agreements

The Company's short-term investments included investments in a Liquidity Pool, which are funds managed by an affiliate, AIG Capital Management Corporation, in the amount of $446 million and $261 million at December 31, 2019 and 2018, respectively.

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $88 million and $97 million, as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2019 and 2018, respectively. The Company is also party to several other service and/or cost sharing agreements with its affiliates. The Company was charged $86 million, $106 million and $114 million

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

under such agreements for expenses attributed to the Company but incurred by affiliates in 2019, 2018 and 2017, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $111 million in 2019 and $104 million in 2018 and 2017, respectively.

The majority of the Company's Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. (See Note 7).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

22. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2020, the date the financial statements were issued.

In March 2020, the outbreak of COVID-19 caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization. The Coronavirus outbreak has resulted in increased economic uncertainty and volatility in both the debt and equity markets. Sufficient information is not available to adequately evaluate the short- term or long-term financial impact to the Company, however these economic conditions may adversely impact the Company's business operations and future financial condition.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

23. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2019 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
						Date of
						Financial
	Amortized Cost	Present Value of				Statement
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Where
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
81744AAA6	$831	$821	$10	$821	$823	03/31/2019
05952DAB4	3,050	3,003	47	3,003	2,985	03/31/2019
92977TAE2	2,498	2,327	171	2,327	2,467	03/31/2019
93364AAB8	4,700	4,687	13	4,687	4,695	03/31/2019
36185NG87	210	205	5	205	176	03/31/2019
12489WQX5	14,928	14,782	146	14,782	14,559	03/31/2019
68389FHT4	4,782	4,739	43	4,739	4,735	03/31/2019
04542BGW6	562	558	4	558	544	03/31/2019
12489WHZ0	559	555	4	555	552	03/31/2019
81375WAL0	657	652	5	652	651	03/31/2019
161546HM1	10,070	9,325	745	9,325	9,474	03/31/2019
93934FGB2	4,932	4,822	110	4,822	4,924	03/31/2019
125439AA7	9,108	8,993	115	8,993	8,922	03/31/2019
07384YPN0	554	489	65	489	499	03/31/2019
92922FEC8	1,441	1,425	16	1,425	1,432	03/31/2019
07384MG71	2,766	2,731	35	2,731	2,763	03/31/2019
04541GTN2	8,340	8,276	64	8,276	8,238	03/31/2019
45254NEJ2	655	653	2	653	654	03/31/2019
466247CP6	2,017	1,978	39	1,978	2,016	03/31/2019
45254NJN8	334	329	5	329	325	03/31/2019
576433QT6	2,962	2,927	35	2,927	2,949	03/31/2019
5899297K8	7,256	7,195	61	7,195	7,156	03/31/2019
466247PE7	7,015	6,861	154	6,861	7,000	03/31/2019
74978AAE0	5,211	5,091	120	5,091	5,139	03/31/2019
84751PBK4	2,554	2,524	30	2,524	2,498	03/31/2019
466247DF7	1,541	1,507	34	1,507	1,539	03/31/2019
04541GTM4	2,313	2,308	5	2,308	2,306	03/31/2019
126671Z58	1,681	1,670	11	1,670	1,665	03/31/2019
126673XD9	5,442	5,314	128	5,314	5,391	03/31/2019
16165TBB8	3,676	3,535	141	3,535	3,645	03/31/2019
69371VBG1	1,593	1,589	4	1,589	1,557	03/31/2019
57645TAA5	4,638	4,623	15	4,623	4,632	03/31/2019
94986DAA0	1,779	1,741	38	1,741	1,774	03/31/2019
05946X3A9	2,581	2,441	140	2,441	2,576	03/31/2019
1266714M5	3,646	3,630	16	3,630	3,622	03/31/2019
576434C36	208	106	102	106	171	03/31/2019
92990GAA1	1,357	1,328	29	1,328	1,337	03/31/2019
45670BAL3	4,492	4,441	51	4,441	4,429	03/31/2019
161546EK8	2,370	2,358	12	2,358	2,361	03/31/2019
84751PBL2	251	250	1	250	246	03/31/2019
466247EC3	1,036	1,013	23	1,013	919	03/31/2019
43739EBC0	1,981	1,972	9	1,972	1,896	03/31/2019
94984MAB0	1,968	1,921	47	1,921	1,957	03/31/2019
12559QAG7	36,353	35,868	485	35,868	36,305	03/31/2019
94980PAL5	332	327	5	327	317	03/31/2019
			68

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
						Date of
						Financial
	Amortized Cost	Present Value of				Statement
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Where
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
949768AU9	$931	$918	$13	$918	$853	03/31/2019
949769AJ2	496	489	7	489	473	03/31/2019
32027NGD7	648	631	17	631	626	03/31/2019
45254NJP3	160	157	3	157	154	03/31/2019
46629PAQ1	10,000	9,506	494	9,506	9,237	03/31/2019
939355AD5	24,148	23,240	908	23,240	23,067	03/31/2019
94979UAM5	152	140	12	140	79	03/31/2019
5899296S2	424	420	4	420	363	03/31/2019
94979XAC1	346	339	7	339	291	03/31/2019
59020UEZ4	1,394	1,381	13	1,381	1,180	03/31/2019
94979UAL7	1,451	1,435	16	1,435	1,240	03/31/2019
466247BW2	424	419	5	419	355	03/31/2019
25157GBB7	18,567	18,316	251	18,316	16,232	03/31/2019
073868AA9	2,159	2,116	43	2,116	2,011	03/31/2019
949808BD0	1,861	1,840	21	1,840	1,588	03/31/2019
94981XAF0	657	649	8	649	614	03/31/2019
466247BE2	492	482	10	482	462	03/31/2019
22546BAH3	4,928	3,184	1,744	3,184	3,467	03/31/2019
94984GAD9	946	936	10	936	937	03/31/2019
59020UAY1	455	411	44	411	401	03/31/2019
31359UPW9	656	655	1	655	591	03/31/2019
94981VAP2	1,348	1,318	30	1,318	1,181	03/31/2019
22541QR79	2,687	2,674	13	2,674	2,395	03/31/2019
5899296T0	202	199	3	199	176	03/31/2019
12628LAE0	4,841	4,787	54	4,787	4,419	03/31/2019
94986QAA1	26,070	25,666	404	25,666	24,191	03/31/2019
36242DYH0	665	634	31	634	658	03/31/2019
Quarterly Total	$284,338	$276,832	$7,506	$276,832	$272,062
161546EK8	$2,355	$2,344	$11	$2,344	$2,350	06/30/2019
84751PBL2	222	222	-	222	220	06/30/2019
466247EC3	955	920	35	920	900	06/30/2019
43739EBC0	1,949	1,946	3	1,946	1,899	06/30/2019
94984MAB0	1,738	1,665	73	1,665	1,737	06/30/2019
12559QAG7	13,805	13,458	347	13,458	13,752	06/30/2019
94980PAL5	322	314	8	314	317	06/30/2019
949768AU9	822	803	19	803	781	06/30/2019
949769AJ2	478	467	11	467	477	06/30/2019
32027NGD7	341	331	10	331	337	06/30/2019
45254NJP3	134	132	2	132	134	06/30/2019
46629PAQ1	7,743	6,313	1,430	6,313	7,512	06/30/2019
939355AD5	22,570	22,184	386	22,184	22,547	06/30/2019
94979UAM5	149	89	60	89	58	06/30/2019
46630GBD6	10,246	9,907	339	9,907	9,776	06/30/2019
36298NBA1	4,958	4,429	529	4,429	4,810	06/30/2019
74160MGT3	129	63	66	63	23	06/30/2019
17029RAA9	11,552	1	11,551	1	1	06/30/2019
74922RAH3	8,915	6,380	2,535	6,380	8,898	06/30/2019
264407AA5	7,118	6,448	670	6,448	6,901	06/30/2019
5899296S2	406	401	5	401	374	06/30/2019
94979XAC1	260	252	8	252	234	06/30/2019
59020UEZ4	1,332	1,313	19	1,313	1,163	06/30/2019
94979UAL7	1,308	1,298	10	1,298	1,141	06/30/2019
466247BW2	268	262	6	262	233	06/30/2019
			69

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
						Date of
						Financial
	Amortized Cost	Present Value of				Statement
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Where
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
25157GBB7	$17,765	$17,023	$742	$17,023	$15,606	06/30/2019
073868AA9	2,077	2,009	68	2,009	1,961	06/30/2019
949808BD0	1,774	1,735	39	1,735	1,552	06/30/2019
94981XAF0	581	573	8	573	556	06/30/2019
466247BE2	475	462	13	462	461	06/30/2019
22546BAH3	3,490	2,704	786	2,704	3,456	06/30/2019
31359UPW9	621	618	3	618	520	06/30/2019
05539TAQ8	108	108	-	108	93	06/30/2019
94981VAP2	1,261	1,227	34	1,227	1,152	06/30/2019
939336C92	745	712	33	712	704	06/30/2019
22541QR79	2,620	2,611	9	2,611	2,407	06/30/2019
5899296T0	197	194	3	194	163	06/30/2019
12669FTC7	2,193	1,708	485	1,708	2,050	06/30/2019
466247BF9	275	269	6	269	270	06/30/2019
362669AS2	1,023	978	45	978	989	06/30/2019
Quarterly Total	$135,280	$114,873	$20,407	$114,873	$118,515
12669DPR3	$401	$399	$2	$399	$387	09/30/2019
88522NAA1	5,853	5,794	59	5,794	5,839	09/30/2019
949789AA9	715	711	4	711	707	09/30/2019
362437AD7	5,477	3,224	2,253	3,224	5,305	09/30/2019
45660NS22	3,815	3,704	111	3,704	3,778	09/30/2019
5899295L8	389	381	8	381	388	09/30/2019
59020UFA8	432	394	38	394	413	09/30/2019
02150WAB9	45	43	2	43	44	09/30/2019
5899296S2	366	362	4	362	347	09/30/2019
94979XAC1	225	220	5	220	215	09/30/2019
59020UEZ4	1,204	1,191	13	1,191	1,089	09/30/2019
94979UAL7	1,152	1,143	9	1,143	1,022	09/30/2019
466247BW2	217	214	3	214	198	09/30/2019
25157GBB7	16,528	15,727	801	15,727	15,455	09/30/2019
073868AA9	11,789	10,174	1,615	10,174	11,697	09/30/2019
949808BD0	1,607	1,587	20	1,587	1,456	09/30/2019
94981XAF0	543	535	8	535	529	09/30/2019
466247BE2	456	445	11	445	456	09/30/2019
94981VAP2	1,195	1,160	35	1,160	1,132	09/30/2019
22541QR79	2,570	2,563	7	2,563	2,380	09/30/2019
5899296T0	183	179	4	179	157	09/30/2019
02149QAA8	19,916	19,350	566	19,350	19,479	09/30/2019
94986QAA1	23,043	22,429	614	22,429	21,755	09/30/2019
05948XTP6	206	201	5	201	183	09/30/2019
36242DYH0	582	554	28	554	542	09/30/2019
Quarterly Total	$98,909	$92,684	$6,225	$92,684	$94,953
22546BAH3	$2,772	$2,046	$726	$2,046	$2,738	12/31/2019
26545QAQ2	4,063	3,191	872	3,191	6,172	12/31/2019
126694H27	549	534	15	534	542	12/31/2019
94984GAD9	740	738	2	738	736	12/31/2019
59020UAY1	331	328	3	328	313	12/31/2019
761118MA3	3,525	3,493	32	3,493	3,404	12/31/2019
45660L6N4	5,713	5,607	106	5,607	4,958	12/31/2019
31359UPW9	553	476	77	476	407	12/31/2019
05539TAQ8	104	104	-	104	92	12/31/2019
07383UGB5	4,799	4,664	135	4,664	4,784	12/31/2019
94981VAP2	1,101	1,047	54	1,047	1,093	12/31/2019
			70

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
						Date of
	Amortized Cost	Present Value of				Financial
	Before Current	Projected Cash		Amortized Cost	Fair Value at	Statement
CUSIP	Period OTTI	Flows	Recognized OTTI	After OTTI	Time of OTTI	Where Reported
161546HD1	$1,510	$1,479	$31	$1,479	$1,499	12/31/2019
2254W0JD8	1,049	660	389	660	434	12/31/2019
073879CD8	1,404	1,402	2	1,402	1,425	12/31/2019
939336C92	676	665	11	665	654	12/31/2019
22541QR79	2,515	2,507	8	2,507	2,324	12/31/2019
5899296T0	176	173	3	173	155	12/31/2019
12669FTC7	1,532	1,513	19	1,513	1,527	12/31/2019
02149QAA8	18,638	18,008	630	18,008	18,012	12/31/2019
12668BKA0	4,206	4,054	152	4,054	3,993	12/31/2019
12628LAE0	4,259	4,252	7	4,252	3,712	12/31/2019
761118WQ7	5,594	5,454	140	5,454	5,542	12/31/2019
12669GXQ9	12,571	12,529	42	12,529	12,238	12/31/2019
94986QAA1	21,296	19,585	1,711	19,585	19,655	12/31/2019
61749BAF0	5,982	5,944	38	5,944	5,869	12/31/2019
21075WBX2	146	21	125	21	91	12/31/2019
466247BF9	263	262	1	262	263	12/31/2019
05948XTP6	205	172	33	172	179	12/31/2019
362669AS2	914	827	87	827	872	12/31/2019
12667FM77	6,865	6,777	88	6,777	6,836	12/31/2019
36242DYH0	555	549	6	549	542	12/31/2019
69374XBS8	196	196	-	196	187	12/31/2019
69374XBQ2	710	694	16	694	671	12/31/2019
69375BBQ9	712	706	6	706	686	12/31/2019
Quarterly Total	$116,224	$110,657	$5,567	$110,657	$112,605
		Year-end total	$39,705

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

Supplemental Information

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2019
Investment income earned:
Government bonds	$65
Bonds exempt from U.S. tax	-
Other bonds (unaffiliated)	4,884
Bonds of affiliates	-
Preferred stocks (unaffiliated)	15
Common stocks (unaffiliated)	6
Common stocks of affiliates	29
Cash and short-term investments	58
Mortgage loans	867
Real estate	47
Contract loans	80
Other invested assets	243
Derivative instruments	60
Miscellaneous income	5
Gross investment income	$6,359
Real estate owned - book value less encumbrances	$184
Mortgage loans - book value:
Commercial mortgages	$19,952
Residential mortgages	1,423
Mezzanine loans	193
Affiliated commercial mortgages	74
Total mortgage loans	$21,642
Mortgage loans by standing - book value:
Good standing	$21,456
Good standing with restructured terms	185
Interest overdue more than 90 days, not in foreclosure	1
Total mortgage loans	$21,642
Partnerships - statement value	$4,820
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$-
Common stocks	398
Bonds and short-term investments by class and maturity:
Bonds and short-term investments by maturity - statement value:
Due within one year or less	$7,517
Over 1 year through 5 years	22,961
Over 5 years through 10 years	24,521
Over 10 years through 20 years	14,837
Over 20 years	29,713
Total maturity	$99,549
Bonds and short-term investments by class - statement value:
Class 1	$57,832
Class 2	35,257
Class 3	3,606
Class 4	2,313
Class 5	381
Class 6	160
Total by class	$99,549
Total bonds and short-term investments publicly traded	$61,482
Total bonds and short-term investments privately placed	38,067
Preferred stocks - statement value	$299
Common stocks - market value	669
Short-term investments - book value	511
Options, caps and floors owned - statement value	574
Collar, swap and forward agreements open - statement value	(171)
Futures contracts open - current value	(4)
Cash on deposit	(161)

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

(in millions)	December 31, 2019
Life insurance in-force:
Industrial	$780
Ordinary	78,316
Group	4,298
Amount of accidental death insurance in-force under ordinary policies	5,030,743
Life insurance policies with disability provisions in-force:
Industrial	210
Ordinary	35,509
Group life	35
Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	775
Income payable	415
Ordinary - involving life contingencies:
Amount on deposit	230
Income payable	81
Group - not involving life contingencies:
Amount on deposit	1
Annuities:
Ordinary:
Immediate - amount of income payable	$1,383
Deferred, fully paid - account balance	53,881
Deferred, not fully paid - account balance	33,594
Group:
Amount of income payable	449
Fully paid - account balance	602
Not fully paid - account balance	21,278
Accident and health insurance - premiums in-force:
Other	$93
Group	1
Credit	-
Deposit funds and dividend accumulations:
Deposit funds - account balance	$6,650
Dividend accumulations - account balance	557
Claim payments in 2019:
Group accident & health:
2019	$97
2018	466
2017	11,021
2016	30,182
2015	61,211
Prior	32,053
Other accident & health:
2019	9,097
2018	(20,139)
2017	27,063
2016	62,356
2015	72,904
Prior	80,767

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2019

(in millions)

1. The Company's total admitted assets as of December 31, 2019 are $192.3 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2019 are $134.8 billion.

2.Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

				Percentage of
				Total Admitted
	Issuer	Description of Exposure	Amount	Assets
a.	SUNAMERICA AFFORDABLE HOUSING
	LLC	OTHER INVESTED ASSETS	$743	0.60%
b.	Senior Direct Lending Program LLC	BONDS	717	0.50
c.	Microsoft Corporation	BONDS	582	0.40
d.	Duke Energy Corporation	BONDS	524	0.40
e.	Comcast Corporation	BONDS	519	0.40
f.	AT&T Inc.	BONDS	491	0.40
g.	Oracle Corporation	BONDS	461	0.30
h.	CVS Health Corporation	BONDS	452	0.30
i.	American Electric Power Company, Inc.	BONDS	427	0.30
j.	Verizon Communications Inc.	BONDS	421	0.30

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments				Preferred Stocks
		Percentage of			Percentage of
		Total Admitted		Total Admitted
NAIC Rating	Amount	Assets	NAIC Rating	Amount	Assets
NAIC - 1	$57,832	42.90%	P/RP - 1	$105	0.10%
NAIC - 2	35,257	26.20	P/RP - 2	113	0.10
NAIC - 3	3,606	2.70	P/RP - 3	-	-
NAIC - 4	2,313	1.70	P/RP - 4	-	-
NAIC - 5	381	0.30	P/RP - 5	80	0.10
NAIC - 6	160	0.10	P/RP - 6	-	-
4. Assets held in foreign investments:

					Percentage
					of Total
					Admitted
				Amount	Assets
a. Total admitted assets held in foreign investments				$24,917	18.50%
b. Foreign currency denominated investments				8,321	6.20
c. Insurance liabilities denominated in that same foreign currency				-	-

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$21,970	16.30%
b.	Countries rated NAIC - 2	2,147	1.60
c.	Countries rated NAIC - 3 or below	800	0.60

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1
	Country 1: United Kingdom	$7,551	5.60%
	Country 2: Cayman Islands	2,500	1.90
b. Countries rated NAIC - 2
	Country 1: Mexico	500	0.40
	Country 2: Panama	342	0.30
c. Countries rated NAIC - 3 or below
	Country 1: Turkey	121	0.10
	Country 2: South Africa	73	0.10
7. Aggregate unhedged foreign currency exposure:

			Percentage
			of Total
			Admitted
		Amount	Assets
Aggregate unhedged foreign currency exposure		$8,321	6.20%
8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$8,307	6.20%
b.	Countries rated NAIC - 2	5	-
c.	Countries rated NAIC - 3 or below	9	-

9.Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

		Percentage
		of Total
		Admitted
	Amount	Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$4,795	3.60%
Country 2: Ireland	1,144	0.80
b. Countries rated NAIC - 2
Country 1: Peru	3	-
Country 2: Mexico	2	-
c. Countries rated NAIC - 3 or below
Country 1: Turkey	5	-
Country 2: South Africa	2	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Percentage
of Total
Admitted
NAIC Rating	Amount	Assets
		COMMERCIAL
		MORTGAGE
a. Bailey		LOAN	$406	0.30%
		COMMERCIAL
		MORTGAGE
b. Copenhagen - FloatAGL		LOAN	326	0.20
		COMMERCIAL
		MORTGAGE
c.	Project Chapter	LOAN	275	0.20
d. Usil Finance Designated Activity Company		NAIC 1	266	0.20
		COMMERCIAL
		MORTGAGE
e. Berry202		LOAN	263	0.20
		COMMERCIAL
		MORTGAGE
f.	Condor20310830	LOAN	263	0.20
g.	Telefonica, S.A.	NAIC 2	245	0.20
h. AstraZeneca PLC		NAIC 2	236	0.20
		COMMERCIAL
		MORTGAGE
i.	White	LOAN	235	0.20
j.	Royal Dutch Shell plc	NAIC 1	234	0.20

11.Assets held in Canadian investments are less than 2.5% of the reporting entity's total admitted assets.

12.Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

13.The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class

1) are:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. SUNAMERICA AFFORDABLE HOUSING LLC		$743	0.60%
b. AIGGRE U.S. Real Estate Fund II LP		337	0.20
c.	AIGGRE U.S. Real Estate Fund III LP	236	0.20
d.	MS Term Facility	189	0.10
e.	Carlyle Alternative Opportunities Fund L.P.	169	0.10
f.	Teachers Insurance and Annuity Association of America	149	0.10
g.	AIG Home Loan 2 LLC	145	0.10
h.	Think Investments Fund LP	144	0.10
i.	Federal Home Loan Banks	143	0.10
j.	Massachusetts Mutual Life Insurance Company	135	0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

14. Assets held in nonaffiliated, privately placed equities:

			Percentage
			of Total
			Admitted
		Amount	Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$3,228	2.40%
Largest three investments held in nonaffiliated, privately placed equities:
a. MS Term Facility		$189	0.10
b.	Carlyle Alternative Opportunities Fund L.P.	169	0.10
c.	Think Investments Fund LP	144	0.10

Ten largest fund managers:

		Total			Non-
	Fund Manager	Invested		Diversified	diversified
a. AIG Global Real Estate Investment Corp		$928	$	- $	928
b. SUNAMERICA INVESTMENT, INC.		816		-	816
c.	Carlyle Group	502		502	-
d.	AIG Home Loan	145		-	145
e.	Think Investments LLC	144		144	-
f.	Tiger Global Management, LLC	102		102	-
g.	Pentwater Capital Management LP	86		86	-
h.	Manikay Partners LLC	78		78	-
i.	HPS Investment Partners, LLC	62		62	-
j.	Wellington Hedge Management	52		52	-

15.Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

16.Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. COMMERCIAL MORTGAGE LOAN, Loan No. 5555094, GBR		$411	0.30%
b. COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY		366	0.30
c. COMMERCIAL MORTGAGE LOAN, Loan No. 5555180, DK		330	0.20
d. COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR		277	0.20
e. COMMERCIAL MORTGAGE LOAN, Loan No. 5555161, GBR		266	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	265	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY	260	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555093, IRL	238	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002711, NJ	232	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	230	0.20

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

			Percentage of
			Total Admitted
		Amount	Assets
a.	Construction loans	$1,157	0.90%
b.	Mortgage loans over 90 days past due	-	-
c.	Mortgage loans in the process of foreclosure	-	-
d.	Mortgage loans foreclosed	-	-
e.	Restructured mortgage loans	185	0.10

17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage		Percentage		Percentage
		of Total		of Total		of Total
		Admitted		Admitted		Admitted
Loan-to-Value	Amount	Assets	Amount	Assets	Amount	Assets
a.	above 95%	$-	- % $	45	- % $	-	- %
b.	91% to 95%	1	-	-	-	-	-
c.	81% to 90%	135	0.10	180	0.10	-	-
d.	71% to 80%	441	0.30	463	0.30	-	-
e.	below 70%	845	0.60	19,336	14.30	-	-

18.Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company's total admitted assets.

19.Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

20.The Company's total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End			1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets		Amount	Amount	Amount
a.	Securities lending (do not include assets
	held as collateral for such transactions)	$1,210	0.90	% $	571	$912	$1,155
b.	Repurchase agreements	139	0.10		69	240	132
c.	Reverse repurchase agreements	-	-		-	-	-
d.	Dollar repurchase agreements	-	-		-	-	-
e.	Dollar reverse repurchase agreements	-	-		-	-	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

21.The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

Owned		Written
	Percentage		Percentage
	of Total		of Total
	Admitted		Admitted
Amount	Assets	Amount	Assets
a.	Hedging	$-	- % $	-	- %
b.	Income generation	-	-	-	-
c.	Other	-	-	-	-

22.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$628	0.50% $	492	$527	$595
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

23.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$96	0.10% $	92	$121	$103
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2019

(in millions)	Gross Investment Holdings			Admitted Assets as Reported in the Annual Statement
						Securities
						Lending
						Reinvested
						Collateral	Total
Investment Categories	Amount	Percentage		Amount		Amount	Amount	Percentage
Bonds:
U.S. governments	$2,389	1.8	% $	2,389	$	- $	2,389	1.8%
All other governments	3,044	2.3		3,044		-	3,044	2.3
U.S. states, territories and possessions, etc. guaranteed	397	0.3		397		-	397	0.3
U.S. political subdivisions of states, territories,
and possessions, guaranteed	336	0.3		336		-	336	0.3
U.S. special revenue and special assessment
obligations, etc. non-guaranteed	7,859	6.0		7,859		-	7,859	6.0
Industrial and miscellaneous	81,146	62.3		81,146		-	81,146	62.3
Hybrid securities	722	0.6		722		-	722	0.6
Parent, subsidiaries and affiliates	-	-		-		-	-	-
SVO identified funds	-	-		-		-	-	-
Unaffiliated Bank loans	3,095	2.4		3,095		-	3,095	2.4
Total long-term bonds	98,988	76.0		98,988		-	98,988	76.0
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	299	0.2		299		-	299	0.2
Parent, subsidiaries and affiliates	-	-		-		-	-	-
Total preferred stocks	299	0.2		299		-	299	0.2
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	92	0.1		92		-	92	0.1
Industrial and miscellaneous Other (Unaffiliated)	143	0.1		143		-	143	0.1
Parent, subsidiaries and affiliates Publicly traded	6	-		6		-	6	-
Parent, subsidiaries and affiliates Other	392	0.3		392		-	392	0.3
Mutual funds	36	-		36		-	36	-
Unit investment trusts	-	-		-		-	-	-
Closed-end funds	-	-		-		-	-	-
Total common stocks	669	0.5		669		-	669	0.5
Mortgage loans:
Farm mortgages	-	-		-		-	-	-
Residential mortgages	1,422	1.1		1,422		-	1,422	1.1
Commercial mortgages	19,849	15.2		19,849		-	19,849	15.2
Mezzanine real estate loans	174	0.1		174		-	174	0.1
Total mortgage loans	21,445	16.4		21,445		-	21,445	16.4
Real estate:
Properties occupied by company	63	-		63		-	63	-
Properties held for production of income	121	0.1		121		-	121	0.1
Properties held for sale	1	-		1		-	1	-
Total real estate	185	0.1		185		-	185	0.1
Cash, cash equivalents and short-term investments:
Cash	(161)	(0.1)		(161)		767	606	0.5
Cash equivalents	96	0.1		96		516	612	0.5
Short-term investments	511	0.4		511		-	511	0.4
Total cash, cash equivalents and short-term investments	446	0.4		446		1,283	1,729	1.4
Contract loans	1,264	1.0		1,264		-	1,264	1.0
Derivatives	625	0.5		625		-	625	0.5
Other invested assets	4,820	3.8		4,820		-	4,820	3.7
Receivables for securities	109	0.1		109		-	109	0.1
Securities Lending	1,283	1.0		1,283		XXX	XXX	XXX
Other invested assets	31	-		31		-	31	-
Total invested assets	$130,164	100.0	% $	130,164		$1,283	$130,164	100%

American Home Assurance Company

An AIG Company

NAIC Code: 19380

Statutory Basis Financial Statements

As of December 31, 2019 and 2018

and for the years ended December 31, 2019, 2018 and 2017

AMERICAN HOME ASSURANCE COMPANY

Statutory Basis Financial Statements

As of December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of American Home Assurance Company:

We have audited the accompanying statutory financial statements of American Home Assurance Company (the "Company"), which comprise the statutory statements of admitted assets and liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Notes 1B and 1D and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1B.

Emphasis of Matter

As discussed in Notes 1, 5, 6 and 7 to the financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

PricewaterhouseCoopers LLP

New York, NY

April 17, 2020

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Statements of Admitted Assets

	December 31,	December 31,
	2019	2018
Cash and invested assets:
Bonds, primarily at amortized cost (fair value: 2019 - $14,014 ; 2018 - $14,935)	$13,277	$14,534
Common stocks, at carrying value (cost: 2019 - $235 ; 2018 - $321)	245	356
Preferred stocks, at carrying value (cost: 2019 - $17; 2018 - $49)	17	49
Other invested assets (cost: 2019 - $2,406 ; 2018 - $2,982)	2,663	3,003
Mortgage loans	2,539	2,679
Derivative instruments	-	5
Short-term investments, at amortized cost (approximates fair value)	44	46
Cash and cash equivalents	441	230
Receivable for securities sold	112	104
Total cash and invested assets	$19,338	$21,006
Investment income due and accrued	$146	$166
Agents' balances or uncollected premiums:
Premiums in course of collection	1,278	941
Premiums and installments booked but deferred and not yet due	144	241
Accrued retrospective premiums	490	511
High deductible policy receivables	43	63
Reinsurance recoverable on paid losses	400	365
Funds held by or deposited with reinsurers	215	212
Net deferred tax assets	724	772
Receivables from parent, subsidiaries and affiliates	9	284
Other assets	223	159
Allowance for uncollectible accounts	(45)	(53)
Total admitted assets	$22,965	$24,667

See Notes to Statutory Basis Financial Statements

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5 STATEMENTS OF ADMITTED ASSETS – As of December 31, 2019 and 2018

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s , E x c e p t S h a r e I n f o r m a t i o n )

Statements of Liabilities, Capital and Surplus

	December 31,	December 31,
	2019	2018
Liabilities
Reserves for losses and loss adjustment expenses	$9,732	$10,935
Unearned premium reserves	3,104	3,234
Commissions, premium taxes, and other expenses payable	135	140
Reinsurance payable on paid loss and loss adjustment expenses	541	249
Current federal taxes payable to parent	2	9
Funds held by company under reinsurance treaties	1,945	2,288
Provision for reinsurance	16	30
Ceded reinsurance premiums payable, net of ceding commissions	400	337
Collateral deposit liability	276	369
Payable for securities purchased	194	112
Payable to parent, subsidiaries and affiliates	142	565
Derivative instruments	9	-
Other liabilities	474	476
Total liabilities	$16,970	$18,744
Capital and Surplus
Common capital stock, $20 par value, 1,758,158 shares authorized, 1,556,054 shares issued and outstanding	$31	$29
Capital in excess of par value	6,485	6,989
Unassigned surplus (deficit)	(1,381)	(2,021)
Special surplus funds from reinsurance	860	926
Total capital and surplus	$5,995	$5,923
Total liabilities, capital and surplus	$22,965	$24,667

See Notes to Statutory Basis Financial Statements

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6 STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2019 and 2018

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Statements of Operations and Changes in Capital and Surplus

	For the Years Ended December 31,
	2019		2018	2017
Statements of Operations
Underwriting income:
Premiums earned		$5,369	$5,009	$5,170
Underwriting deductions:
Losses incurred		2,920	3,945	4,400
Loss adjustment expenses		814	315	577
Other underwriting expenses		1,904	1,858	1,624
Total underwriting deductions		5,638	6,118	6,601
Net underwriting loss		(269)	(1,109)	(1,431)
Investment gain:
Net investment income earned		825	1,027	1,058
Net realized capital gain (loss) (net of capital gains tax expense: 2019 - $42 ; 2018
- $69; 2017 - $82)		127	(111)	(110)
Net investment gain		952	916	948
Net loss from agents' or premium balances charged-off		(1)	(3)	(19)
Other (expense) income		(96)	(136)	39
Net Income (loss) after capital gains taxes and before federal income taxes		586	(332)	(463)
Federal and foreign income tax (benefit) expense		(35)	(54)	(69)
Net Income (Loss)		$621	$(278)	$(394)
Change in Capital and Surplus
Capital and surplus, as of December 31, previous year		$5,923	$6,238	$6,448
Adjustment to beginning surplus (Note 2)		21	71	38
Capital and surplus, as of January 1,		5,944	6,309	6,486
Cumulative effect of changes in accounting principles		(39)	-	-
Other changes in capital and surplus:
Net Income (loss)		621	(278)	(394)
Change in net unrealized capital gain (loss) (net of capital gain (loss) tax
expense (benefit): 2019 - ($1) ; 2018 - ($50); 2017 - $2		21	(137)	204
Change in net deferred income tax		(143)	31	(394)
Change in nonadmitted assets		115	(91)	410
Change in provision for reinsurance		13	(10)	17
(Return of Capital) Capital contribution		(504)	150	-
Change in par value of common stock		2	-	-
Foreign exchange translation		(12)	(20)	(54)
Change in statutory contingency reserve		(26)	(31)	(39)
Other surplus adjustments		3	-	2
Total changes in capital and surplus		51	(386)	(248)
Capital and Surplus, as of December 31,		$5,995	$5,923	$6,238

See Notes to Statutory Basis Financial Statements

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7 STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2019, 2018 and 2017

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Statements of Cash Flows

	For the Years Ended December 31,
	2019		2018	2017
Cash from Operations:
Premiums collected, net of reinsurance		$5,118	$5,292	$5,395
Net investment income		677	839	920
Miscellaneous income (expense)		9	4	(17)
Sub-total		5,804	6,135	6,298
Benefit and loss related payments		4,296	4,832	7,209
Commission and other expense paid		2,510	2,599	3,407
Federal and foreign income taxes recovered		(8)	(1)	(98)
Net cash (used in) provided from operations		(994)	(1,295)	(4,220)
Cash from Investments:
Proceeds from investments sold, matured, or repaid
Bonds		4,296	3,990	7,709
Stocks		140	339	324
Mortgage loans		293	111	615
Other investments		1,374	1,790	1,591
Total proceeds from investments sold, matured, or repaid		6,103	6,230	10,239
Cost of investments acquired:
Bonds		3,637	3,766	4,278
Stocks		12	56	454
Mortgage loans		164	748	763
Other investments		914	870	853
Total cost of investments acquired		4,727	5,440	6,348
Net cash provided from (used in) investing activities		1,376	790	3,891
Cash from Financing and Miscellaneous Sources:
Capital contributions		(15)	-	-
Borrowed fund repaid		-	(65)	(180)
Intercompany receipts		11	599	577
Net deposit activity on deposit-type contracts and other insurance		(1)	(27)	(13)
Collateral deposit liability (payments) receipts		(93)	(24)	8
Other (payments) receipt		(75)	60	30
Net cash (used in) provided from financing and miscellaneous activities		(173)	543	422
Net change in cash, cash equivalents, and short-term investments		209	38	93
Cash, cash equivalents, and short-term investments
Beginning of year		276	238	145
End of year		$485	$276	$238

Refer to Note 11D for description of non-cash items.

See Notes to Statutory Basis Financial Statements

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8 STATEMENTS OF CASH FLOW – for the years ended December 31, 2019, 2018 and 2017

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

1.Organization and Summary of Significant Statutory Basis Accounting Policies

A.Basis of Organization and Presentation

Organization

American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc. ("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) insurance both domestically and abroad.

The Company is party to an inter-company pooling agreement (the "Combined Pooling Agreement"), among the twelve companies listed below, collectively named the Combined Pool. Effective January 1, 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies.

The member companies of the Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling participation percentages under the Combined Pooling Agreement and states of domicile are as follows:

	NAIC	Pool Participation	State of
Company	Company	Percentage	Domicile
National Union *	19445	35%	Pennsylvania
American Home	19380	35%	New York
Lexington	19437	30%	Delaware
APCC	19402	0%	Illinois**
C&I	19410	0%	New York
ISOP	19429	0%	Illinois
New Hampshire	23841	0%	Illinois
Specialty	26883	0%	Illinois
Assurance	40258	0%	Illinois
Granite	23809	0%	Illinois
Illinois National	23817	0%	Illinois
AIU	19399	0%	New York

*Lead Company of the Combined Pool

**Company was redomesticated to Illinois in 2019 from Pennsylvania in 2018.

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2017 Pooling Restructure Transaction").

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through independent agency networks. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing and partner organizations. There were no Managing Agents or Third Party Administrators who placed direct written premium with the Company in an amount exceeding more than 5.0 percent of surplus of the Company for the years ending December 31, 2019, 2018, and 2017.

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9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

State / Location	2019	2018	2017
California	$90	$103	$124
Florida	62	68	86
United Arab Emirates	61	66	71
New York	32	36	65
Texas**	24	26	48
Bermuda*	57	16	5
Thailand*	27	8	8
*Bermuda and Thailand were below 5% in 2018 and 2017
** Texas is below 5% in 2019

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the "Association").

The Company's financial information as of and for the years ended December 31, 2019, 2018 and 2017 have been presented in accordance with the terms of the Combined Pooling Agreement.

B.Permitted and Prescribed Practices

NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

For the affiliated loss portfolio transfer ("LPT") agreements entered into during 2018, the Company received permitted practices to present the consideration paid in relation to statutory reserves ceded to Fortitude Reinsurance Company Limited ("Fortitude Re") and Eaglestone Reinsurance Company ("Eaglestone") within paid losses rather than as premium written and earned. The classification change has no effect on net income or surplus. Refer to Note 5 for further details.

Accounting practices prescribed by the Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") provide for the availability of certain offsets in the calculation of the Provision for reinsurance, which offsets are not prescribed under NAIC SAP. The Company applied PA SAP with concurrence from the NY DFS to reflect the transfer of collection risk on certain of the Company's asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the Commissioner with respect to the reinsurance recoverable balance from the original reinsurers.

The Company applied a permitted practice to account for the retroactive aggregate excess of loss reinsurance arrangement entered into with National Indemnity Company ("NICO"), a subsidiary of Berkshire Hathaway, Inc., (the "ADC") as prospective reinsurance. However, any gain associated with the ADC has been reported in a segregated surplus account and does not form part of the Company's Unassigned surplus, subject to the applicable dividend restrictions; such amounts must be restricted in surplus until such time as payments received by NICO exceed premiums paid for the retrocession. For more information, see Note 7.

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10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The use of the aforementioned permitted and prescribed practices has not affected the Company's ability to comply with the NY DFS's risk based capital ("RBC") and surplus requirements for the 2019, 2018 or 2017 reporting periods.

A reconciliation of the net income (loss) and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

December 31,	SSAP #	FS Ref	2019	2018	2017
Net Income (loss), NY SAP			$621	$(278)	$(394)
State prescribed or permitted practices - addition (charge):
Change in non-tabular discounting	65	(a)	(60)	13	73
Adverse Development Cover	62R	(a)	-	-	-
Present the consideration received/paid in relation to the loss reserves within
paid losses	62R	(b)	-	-	-
Net Income (loss) , NAIC SAP			$561	$(265)	$(321)
Statutory surplus, NY SAP			$5,995	$5,923	$6,238
State prescribed or permitted practices - addition (charge):
Non-tabular discounting	65	(a)	(133)	(73)	(86)
Credits for collection risk on certain asbestos reinsurance recoveries	62R	(c)	(54)	(61)	(43)
Adverse Development Cover	62R	(d)	(854)	(920)	(689)
Present the consideration received/paid in relation to the loss reserves within
paid losses	62R	(b)	-	-	-
Statutory surplus, NAIC SAP			$4,954	$4,869	$5,420

(a)Impacts Reserves for losses and loss adjustment expenses within the Statements of Liabilities, Capital and Surplus and Losses incurred within the Statements of Operations and Changes in Capital and Surplus.

(b)Impacts Losses incurred and Premiums earned within the Statements of Operations and Changes in Capital and Surplus.

(c)Impacts Provision for reinsurance within the Statements of Liabilities, Capital and Surplus and the change in Provision for reinsurance within the Statements of Operations and Changes in Capital and Surplus.

(d)Impacts Special surplus funds from reinsurance within the Statements of Liabilities, Capital and Surplus. Although the application of prospective reinsurance treatment to the ADC results in no overall changes to surplus, the permitted practice applied results in any gain being restricted and reported in segregated surplus and does not form part of the Company's Unassigned surplus.

C.Use of Estimates in the Preparation of the Financial Statements

The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

∙Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;

∙Legal contingencies;;

∙Other than temporary impairment ("OTTI") losses on investments;

∙Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets and Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in Capital and Surplus; and

∙Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

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11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

D. Accounting Policy Differences

NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain significant respects, including:

Transactions	NAIC SAP Treatment	US GAAP Treatment

Policy Acquisition Costs	Costs are immediately expensed and are included in	Costs directly related to the successful acquisition of
Principally brokerage commissions and	Other Underwriting Expenses, except for reinsurance	new or renewal insurance contracts are deferred and
premium taxes arising from the issuance	ceding commissions received in excess of the cost to	amortized over the term of the related insurance
of insurance contracts.	acquire business which are recognized as a deferred	coverage.
liability and amortized over the period of the
reinsurance agreement.

Unearned Premiums, Unpaid Losses	Presented net of reinsurance recoverable.	Presented gross of reinsurance with corresponding
and Loss Expense Liabilities		reinsurance recoverable assets for ceded unearned
premiums and reinsurance recoverable on unpaid
losses.

Retroactive reinsurance contracts	Gains and losses are recognized in earnings	Gains are deferred and amortized over the settlement
	immediately and surplus is segregated to the extent	period of the ceded claim recoveries. Losses are
	pretax gains are recognized. Certain retroactive	immediately recognized in the Statements of
	affiliate or related party reinsurance contracts are	Operations.
accounted for as prospective reinsurance if there is no
gain in surplus as a result of the transaction.

Investments in Bonds held as:	Investment grade securities (rated by NAIC as class 1	All available for sale investments are carried at fair
1) available for sale	or 2) are carried at amortized cost. Non- investment	value with changes in fair value, net of applicable
2) fair value option	grade securities (NAIC rated 3 to 6) are carried at the	taxes, reported in accumulated other comprehensive
	lower of amortized cost or fair value.	income within shareholder's equity.
Fair value option investments are carried at fair value
with changes in fair value, net of applicable projected
income taxes, reported in Net Investment Income.
Investments in Equity Securities	Carried at fair value with unrealized gains and losses	All equity securities that do not follow the equity
	reported, net of applicable taxes, in the Statements of	method of accounting, are measured at fair value with
	Changes in Capital and Surplus.	changes in fair value recognized in earnings.

Investments in Limited Partnerships,	Carried at the underlying US GAAP equity with	If aggregate interests allow the holding entity to
Hedge Funds and Private Equity	results from the investment's operations recorded, net	exercise more than significant influence (typically
Interests	of applicable taxes, as unrealized gains (losses)	more than 3%), the investment is recorded as an
	directly in the Statements of Changes in Capital and	equity method investment wherein the Company's
	Surplus.	pro rata share of income or loss for the period, is
recorded as net investment income and adjusted
against the carrying value of the asset. Similar equity
method investments in investment company entities
(eg: hedge funds) is adjusted for the Company's pro
rata share of income or loss for the period which is
based on the Net Asset Value ("NAV") with changes
in value recorded to Net Investment Income.
Where the aggregate interests do not allow the entity
to exercise significant influence (typically less than
3%), the investment is recorded at as equity
investment fair valued through net investment
income. Similar equity investment in investment
companies (eg: hedge funds) are recorded at NAV
with changes in value recorded to Net Investment
Income.

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12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Transactions	NAIC SAP Treatment	US GAAP Treatment

Investments in Subsidiary, Controlled	Subsidiaries are not consolidated.	Consolidation is required when there is a
and Affiliated Entities (SCAs)		determination that the affiliated entity is a variable
interest entity ("VIE") and the reporting entity has a
variable interest and the power to direct the activities
of the VIE. The VIE assessment would consider
various factors including limited partnership (LP)
status and inherent rights of equity investors.
The equity investment in SCAs are accounted for
	under the equity method and recorded as Common	Investments in SCAs that are voting interest entities
	stock investments. Dividends are recorded within Net	(VOE) with majority voting rights are generally
	Investment Income.	consolidated.
Investments in SCAs where the holding entity
exercises significant influence (generally ownership
of>3% voting interests for LPs and similar entities
and between 20 percent and 50 percent for other
entities) are recorded at equity value. The change in
equity is included within operating income.
Statement of Cash Flows	Statutory Statements of Cash Flows must be	The Statements of Cash Flows can be presented using
	presented using the direct method. Changes in cash,	the direct or indirect methods, however are typically
	cash equivalents, and short-term investments and	presented using the indirect method. Presentation is
	certain sources of cash are excluded from operational	limited to changes in cash and cash equivalents
	cash flows.	(short-term investments are excluded).

Deferred Federal Income Taxes	Deferred income taxes are established for the	The provision for deferred income taxes is recorded
	temporary differences between tax and book assets	as a component of income tax expense, as a
	and liabilities, subject to limitations on admissibility	component of the Statements of Operations, except
	of tax assets.	for changes associated with items that are included
within other comprehensive income where such items
	Changes in deferred income taxes are recorded within	are recorded net of applicable income taxes.
capital and surplus and have no impact on the
Statements of Operations.

Statutory Adjustments	Certain asset balances designated as nonadmitted,	All assets and liabilities are included in the financial
(applied to certain assets including	such as some intangible assets and certain	statements. Provisions for uncollectible receivables
goodwill, furniture and equipment,	investments in affiliated entities are excluded from	are established as valuation allowances and are
deferred taxes in excess of limitations,	the Statements of Admitted Assets and are reflected as	recognized as expense within the Statements of
prepaid expenses, overdue receivable	deductions from capital and surplus.	Operations.
balances and unsecured reinsurance
amounts)

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

E.Significant Statutory Accounting Policies

Premiums

Premiums for insurance and reinsurance contracts are recorded as gross premiums written as of the effective date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Premiums collected prior to the effective date of the policy are recorded as advance premiums, reported as a liability and not considered income until due. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

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13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves represent the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method. Additional unearned premium reserves for policies exceeding thirteen months are established as greater of three prescribed tests.

Reinsurance premiums are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and charged against Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premiums net of ceded written premiums ("Net written premiums") that were subject to retrospective rating features as of December 31, 2019, 2018 and 2017 were as follows:

Years ended December 31,	2019	2018	2017
Net written premiums subject to retrospectively rated contracts	$91	$93	$105
Percentage of total net written premiums	1.7%	1.9%	2.1%

As of December 31, 2019 and 2018, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $490 and $511, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $41 and $60 as of December 31, 2019 and 2018, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $6 and $10 as of December 31, 2019 and 2018, respectively.

High Deductible

The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations.

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14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table shows the counterparty exposure on unpaid claims and billed recoverable on paid claims for high deductibles by line of business as of December 31, 2019 and 2018:

		Reserve Credits on	Recoverable on Paid
December 31, 2019	Gross Loss Reserves	Unpaid Claims	Claims	Total
Allied Lines	$423	$423	$7	$430
General Liabilities	481	481	6	487
Workers Compensation	3,352	3,352	35	3,387
Total	$4,256	$4,256	$48	$4,304

As of December 31, 2019, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $150 and $3,013, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2019 were $1,142, or 27% of the total high deductible. Additionally, as of December 31, 2019, the Company had recoverables on paid claims greater than 90 days overdue of $23, of which $6 have been nonadmitted.

		Reserve Credits on	Recoverable on Paid
December 31, 2018	Gross Loss Reserves	Unpaid Claims	Claims	Total
Allied Lines	$390	$390	$10	$400
General Liabilities	464	464	9	473
Workers Compensation	3,419	3,419	51	3,470
Total	$4,273	$4,273	$70	$4,343

As of December 31, 2018, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $206 and $3,068, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2018 were $1,069, or 25% of the total high deductible. Additionally, as of December 31, 2018, the Company had recoverables on paid claims greater than 90 days overdue of $72, of which $7 have been nonadmitted.

The following table shows the deductible amounts for the highest ten unsecured high deductible policies as of December 31, 2019 and 2018:

Counterparty*	Unsecured High Deductible Amounts
December 31,	2019	2018
Counterparty 1	$142	$129
Counterparty 2	89	103
Counterparty 3	86	75
Counterparty 4	74	55
Counterparty 5	69	54
Counterparty 6	54	54
Counterparty 7	51	48
Counterparty 8	35	48
Counterparty 9	22	21
Counterparty 10	21	20

*Actual counterparty is not named and may vary year over year. Additionally, a group of entities under common control is regarded as a single counterparty.

Deposit Accounting

Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued (i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or (iii) in compliance with filed forms, rates and/or rating plans.

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15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other income (expense) in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to Note 11B.

Premium Deficiency

The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related future investment income are collectively not sufficient to cover the expected ultimate loss projection. For purposes of premium deficiency tests, contracts are grouped in a manner consistent with how policies are marketed, serviced, and measured for the profitability of such contracts. As of December 31, 2019 and 2018, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance

Reinsurance transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial pre-tax gains or losses are recorded in Retroactive reinsurance gain within the Statements of Operations and Changes in Capital and Surplus with surplus gains recorded as Special surplus funds from reinsurance which is a component of Capital and Surplus that is restricted from dividend payment. Amounts recorded in Special surplus funds from reinsurance are considered to be earned surplus (i.e., transferred to Unassigned surplus) only when, and to the extent that, cash recoveries from the assuming entity exceed the consideration paid by the ceding entity. Special surplus funds from retroactive reinsurance are maintained separately for each respective retroactive reinsurance agreement; Special surplus funds from retroactive reinsurance account write-in entry on the balance sheet is adjusted, upward or downward, to reflect any subsequent increase or reduction in reserves ceded. The reduction in the special surplus funds is limited to the lesser of amounts recovered by the Company in excess of consideration paid or the surplus gain in relation to such agreement.

To the extent that the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer is between affiliated entities and neither entity records a gain or loss in surplus, the transaction qualifies as an exception in the NAIC SAP accounting guidance and is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs

Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the anticipated acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance

The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. A minimum reserve, as required under the NAIC Annual Statement Instructions for Property and Casualty Companies for Schedule F–Provision for Overdue Reinsurance for uncollectible reinsurance is recorded with an additional reserve required if an entity's experience indicates that a higher amount should be provided. The minimum reserve is recorded as a liability and the change between years is recorded as a gain or loss directly to Unassigned fund (surplus) in the Statement of Liabilities, Capital and Surplus. Any reserve over the minimum amount is recorded on the statement of operations by reversing the accounts previously utilized to establish the reinsurance recoverable. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty. PA SAP is applied in the determination of the Company's Provision for reinsurance with concurrence from the NY DFS.

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16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Reserves for Losses and Loss Adjustment Expenses

Reserves for case incurred but not reported ("IBNR") and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. In the event of loss recoveries through reinsurance agreements, loss and LAE reserves are reported net of reinsurance amounts recoverable for unpaid losses and LAE. Losses and LAE ceded through reinsurance are netted against losses and LAE incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Workers' compensation reserves are discounted in accordance with NY DFS statutes; see Note 5 for further details.

Salvage and subrogation recoverables are estimated using past experience adjusted for current trends, and any other factors that would modify past experience. Estimated salvage and subrogation recoveries (net of associated expenses) are deducted from the liability for unpaid claims or losses.

Structured Settlements

In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2019 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies as of December 31, 2019 and 2018 were $1,303 and $1,328, respectively.

As of December 31, 2019, the Company had annuities with aggregate statement values in excess of one percent of its policyholders' surplus with life insurer affiliates as follows:

Life Insurance Company	State of Domicile	Licensed in	Statement Value
		New York

American General Life Insurance Company of Texas	Texas	No	$154
American General Life Insurance Company of Delaware	Delaware	No	266
The United State Life Insurance Company in the City of New York	New York	Yes	830

Fair Value of Financial Instruments

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:

∙Level 1: Fair value measurements that are based upon quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

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17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

∙Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

∙Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value (See Note 4 for the balance and activity of financial instruments). The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

∙The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

∙The fair value of derivatives is determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

∙The carrying value of all other financial instruments approximates fair value due to the short term nature.

Cash Equivalents and Short Term Investments

Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds and Loan Backed and Structured Securities

Bonds include any securities representing a creditor relationship, whereby there is a fixed schedule for one or more future payments such as US government agency securities, municipal securities, corporate and convertible bonds, and fixed income instruments. Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset- backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3", "4", "5", "5*", "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions are obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

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18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of unamortized premiums, discounts and impairments. Pre-payments of principal are recorded as a reduction in the mortgage loan balance. If a mortgage loan provides for a prepayment penalty or acceleration fee in the event the loan is liquidated prior to its scheduled termination date, such fees is reported as investment income when received. Interest income includes interest collected, the change in interest income due and accrued, the change in unearned interest income as well as amortization of premiums, discounts, and deferred fees and recorded as earned in investment income in the statement of operations.

Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks

Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at book value. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of book or fair value.

Unaffiliated Common Stock Securities

Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as unrealized gains (losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary. For FHLB capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Investments in subsidiaries and affiliated companies

Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates' operations (including any nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates is recorded as unrealized gains (losses) in Unassigned surplus.

Investments in joint ventures, partnerships and limited liability companies

Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains (losses). Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives

Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus.

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19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Net investment income and gain/loss

Investment income is recorded as earned and includes interest, dividends and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment

If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:

∙The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;

∙Fundamental credit risk of the issuer exists; and/or

∙Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

∙If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred;

∙If the investments are trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

∙If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

∙If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:

∙If an order of liquidation or other fundamental credit issues with the partnership exists;

∙If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;

∙If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or

∙If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

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20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Equities in Pools & Associations

The Company accounts for its participation in the business pooled via the Association (see Note 6) and its deposit in the Association by recording the Company's share of:

∙direct and assumed premium as gross premium,

∙underwriting and net investment income results in the Statements of Operations and Changes in Capital and Surplus,

∙insurance and reinsurance balances in the Statements of Admitted Assets,

∙all other non-insurance assets and liabilities held by the Association, all of which are on its members' behalf, as Equities in Underwriting Pools and Associations in the Statements of Admitted Assets, and

∙cashflows in the Statements of Cash Flows.

Foreign Currency Translation

Foreign currency denominated assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the period end date. Revenues, expenses, gains, losses and surplus adjustments, of non-U.S. operations are translated into U.S. dollars based on weighted average exchange rate for the period. All gains or losses due to translation adjustments recorded as unrealized gains (losses) within Unassigned surplus in the Statements of Liabilities, Capital and Surplus. All realized gains and losses due to exchange differences between settlement date and transaction date resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Net realized capital gains (losses) in the Statements of Operations and Changes in Capital and Surplus.

Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and Other Postretirement Benefit Plans

The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

The Company incurred employee related costs related to defined benefit and defined contribution plans during 2019, 2018 and 2017 of $7, $5 and $10, respectively.

Income Taxes

The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG, effective January 1, 2018, and approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

∙The sections of the Internal Revenue Code relating to the Base Erosion Anti-abuse Tax ("BEAT") are applied, but only if the AIG consolidated group is subject to BEAT in the Consolidated Tax Liability, and;

∙The impact of Deferred Intercompany Transactions (as defined in Treas. Reg. §1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. §1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg. §1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

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21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2019, the Company's separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

Deferred Taxes

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

∙the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

∙the sustainability of recent operating profitability of our subsidiaries;

∙the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

∙the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

∙prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2.Accounting Adjustments to Statutory Basis Financial Statements

A. Change in Accounting Principles

2019 Changes

In 2019, the Company revised its accounting policy of investments in hedge funds accounted for as equity method investments. These investments will no longer be accounted for using a one month lag. The cumulative impact on the Company's surplus as of December 31, 2018 was a decrease of $39 and is reflected as a Cumulative effect of changes in accounting principles within surplus.

In 2019, there were no significant changes or modifications in the Statements of Statutory Accounting Principles ("SSAP").

2018 and 2017 Changes

In 2018 and 2017, there were no significant changes or modifications in the Statements of Statutory Accounting Principles ("SSAP").

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22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

B.Adjustments to Surplus

During 2019, 2018 and 2017 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $21, $72 and $38, respectively. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP 3"), the corrections of errors have been reported in the 2019, 2018 and 2017 statutory financial statements as adjustments to Unassigned surplus. The impact of the 2019 corrections would have decreased the 2018 and 2017 pre-tax income by $1 and $2, respectively. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2019, 2018 and 2017 is presented in the following tables:

	Policyholders'	Total Admitted
2019 Adjustments	Surplus	Assets	Total Liabilities
Balance at December 31, 2018	$5,923	$24,667	$18,744
Adjustments to beginning Capital and Surplus:
Asset corrections	-	-	-
Liability corrections	9	-	(9)
Income tax corrections	12	12	-
Total adjustments to beginning Capital and Surplus	21	12	(9)
Balance at January 1, 2019 as adjusted	$5,944	$24,679	$18,735

An explanation for each of the adjustments for prior period corrections is described below:

Liability corrections – The decrease in total liabilities is primarily the result of a) Premium overstatement and b) foreign exchange translation correction on Japan Yen business.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

	Policyholders'	Total Admitted
2018 Adjustments	Surplus	Assets	Total Liabilities
Balance at December 31, 2017	$6,238	$25,638	$19,400
Adjustments to beginning Capital and Surplus:
Asset corrections	56	56	-
Liability corrections	6	-	(6)
Income tax corrections	10	10	-
Total adjustments to beginning Capital and Surplus	72	66	(6)
Balance at January 1, 2018 as adjusted	$6,310	$25,704	$19,394

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections – The increase in net admitted assets is primarily the result of a) an understatement in the carrying value of an investment impacting 2017 financials; b) deposit accounting not recorded within contract terms.

Liability corrections – The decrease in total liabilities is primarily the result of a) a net decrease in unearned premium reserves on multi-year direct policies; partially offset by b) an increase due to an over-cession of premiums and losses on a specific program.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

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23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

	Policyholders'	Total Admitted
2017 Adjustments	Surplus	Assets	Total Liabilities
Balance at December 31, 2016	$6,448	$29,684	$23,236
Adjustments to beginning Capital and Surplus:
Asset corrections	27	27	-
Liability corrections	3	-	(3)
Income tax corrections	8	8	-
Total adjustments to beginning Capital and Surplus	38	35	(3)
Balance at January 1, 2017 as adjusted	$6,486	$29,719	$23,233

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of the recording of real estate step up gains.

Liability corrections – The decrease in total liabilities is primarily the result of a) a decrease due to an over-accrual of insurance taxes, licenses and fees; partially offset by b) an increase resulting from the understatement of losses; c) an increase due to understatement of interest expense on environmental funds held and d) an increase for direct business which was being accounted for as Deposit Accounting in error.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

3.Investments

A.Bond Investments

The reconciliations from carrying value to fair value of the Company's bond investments as of December 31, 2019 and 2018 are outlined in the tables below:

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
December 31, 2019	Value	Gains	Losses	Value
U.S. governments	$267	$3	$-	$270
All other governments	116	2	(2)	116
States, territories and possessions	361	34	-	395
Political subdivisions of states, territories and possessions	298	9	-	307
Special revenue and special assessment obligations and all
non-guaranteed obligations of agencies and authorities
and their political subdivisions	2,492	97	(2)	2,586
Industrial and miscellaneous	9,743	614	(17)	10,340
Total	$13,277	$759	$(21)	$14,014

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24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
December 31, 2018	Value	Gains	Losses	Value
U.S. governments	$57	$1	$-	$58
All other governments	258	1	(4)	255
States, territories and possessions	432	20	(3)	449
Political subdivisions of states, territories and possessions	382	13	(1)	394
Special revenue and special assessment obligations and all
non-guaranteed obligations of agencies and authorities
and their political subdivisions	2,636	53	(27)	2,662
Industrial and miscellaneous	10,769	461	(113)	11,117
Total	$14,534	$549	$(148)	$14,935

The carrying values and fair values of bonds at December 31, 2019, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

	Carrying	Fair
December 31, 2019	Value	Value
Due in one year or less	$388	$390
Due after one year through five years	2,317	2,385
Due after five years through ten years	1,529	1,598
Due after ten years	1,535	1,654
Structured securities	7,552	8,031
Total	$13,321	$14,058

B.Mortgage Loan Investments

The minimum and maximum lending rates for mortgage loans during 2019 were:

	Minimum	Maximum
Category	Lending Rate %	Lending Rate %
Office	1.8%	6.6%
Industrial	1.5%	1.5%
Multi-Family	2.8%	6.0%
Residential	2.8%	4.8%

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25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80 percent. The Company's mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2019 and 2018:

				Residential				Commercial
		Farm		Insured		All Other	Insured	All Other	Mezzanine	Total
2019
Recorded Investment
Current			$-		$-	$398	$-	$2,066	$73	$2,537
30	- 59 days past due		-		-	-	-	-	-	-
60	- 89 days past due		-		-	1	-	-	-	1
90	- 179 days past due		-		-	1	-	-	-	1
Greater than 180 days past due			-		-	-	-	-	-	-
Total			$-		$-	$400	$-	$2,066	$73	$2,539
2018
Recorded Investment
Current			$-		$-	$486	$-	$2,191	$-	$2,677
30	- 59 days past due		-		-	2	-	-	-	2
60	- 89 days past due		-		-	-	-	-	-	-
90	- 179 days past due		-		-	-	-	-	-	-
Greater than 180 days past due			-		-	-	-	-	-	-
Total			$-		$-	$488	$-	$2,191	$-	$2,679

C.Loan-Backed and Structured Securities

The Company did not record any non-credit OTTI losses during 2019, 2018, and 2017 for LBaSS.

As of December 31, 2019, 2018, and 2017, the Company held LBaSS for which it recognized $13, $43 and $19, respectively, of credit-related OTTI based on the present value of projected cash flows being less than the amortized cost of the securities.

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Years Ended December 31,	2019		2018
Aggregate unrealized losses:
Less than 12 Months		$9	$36
12 Months or longer		$10	$41
Aggregate related fair value of securities with unrealized losses:
Less than 12 Months		$1,013	$1,723
12 Months or longer		$511	$1,376

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26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

D.Unrealized losses

The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31,

2019 and 2018 are set forth in the tables below:

December 31, 2019	Less than 12 Months			12 Months or Longer			Total
			Unrealized			Unrealized		Unrealized
Description of Securities	Fair Value		Losses	Fair Value		Losses	Fair Value	Losses
U.S. governments	$22		$-	$-		$-	$22	$-
All other governments	13		(7)	7		(6)	20	(13)
States, territories and possessions	-		-	-		-	-	-
Political subdivisions of states,
territories and possessions	4		-	-		-	4	-
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
and their political subdivisions	126		(1)	149		(1)	275	(2)
Industrial and miscellaneous	1,289		(25)	444		(17)	1,733	(42)
Total bonds	$1,454		$(33)	$600		$(24)	$2,054	$(57)
Affiliated	-		-	-		-	-	-
Non-affiliated	26		-	-		-	26	-
Total common stocks	$26		$-	$-		$-	$26	$-
Total bonds and stocks	$1,480		$(33)	$600		$(24)	$2,080	$(57)

December 31, 2018	Less than 12 Months			12 Months or Longer			Total
			Unrealized			Unrealized		Unrealized
Description of Securities	Fair Value		Losses	Fair Value		Losses	Fair Value	Losses
U.S. governments	$13	$	- $	22	$	- $	35	$-
All other governments	67		(3)	124		(4)	191	(7)
States, territories and possessions	51		(3)	44		(1)	95	(4)
Political subdivisions of states,
territories and possessions	49		(1)	52		(1)	101	(2)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
and their political subdivisions	264		(3)	723		(24)	987	(27)
Industrial and miscellaneous	3,360		(99)	1,825		(67)	5,185	(166)
Total bonds	$3,804		$(109)	$2,790		$(97)	$6,594	$(206)
Affiliated	-		-	10		(5)	10	(5)
Non-affiliated	9		(1)	-		-	9	(1)
Total common stocks	$9		$(1)	$10		$(5)	$19	$(6)
Total bonds and stocks	$3,813		$(110)	$2,800		$(102)	$6,613	$(212)

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27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

E.Realized Gains Losses

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2019, 2018 and 2017 were as follows:

Years ended December 31	2019		2018		2017
		Equity		Equity		Equity
	Bonds	Securities	Bonds	Securities	Bonds	Securities
Proceeds from sales	$2,020	$108	$1,924	$339	$5,648	$59
Gross realized gains	88	8	14	21	79	5
Gross realized losses	(17)	-	(27)	-	(69)	-

F.Derivative Financial Instruments

The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards and futures to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the company's exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contracts to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The Company has determined that the currency and interest rate derivatives do not qualify for hedge accounting under the criteria set forth in SSAP No. 86, Accounting for Derivative Instruments and Hedging Transactions ("SSAP 86"). As a result, the Company's currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains (losses) within the Statements of Operations and Changes in Capital and Surplus until the contract expires, paid down or is redeemed early. In the event a contract is fully redeemed before its expiration, the related unrealized amounts will be recognized in Net realized capital gains (losses). Furthermore, if the contract has periodic payments or fully matures, any related unrealized amounts are recognized in Net investment income earned.

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the years ended December 31, 2019 and 2018.

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28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

	December 31, 2019		Year ended December 31, 2019
	Outstanding		Realized capital	Unrealized capital
Derivative Financial Instrument	Notional Amount	Fair Value	gains/ (losses)	gains / (losses)
Swaps	$2,075	$(9)	$-	$(13)
Forwards	54	-	-	-
Total	$2,129	$(9)	$-	$(13)

	December 31, 2018		Year ended December 31, 2018
	Outstanding		Realized Capital	Unrealized capital
Derivative Financial Instrument	Notional Amount	Fair Value	gains/(losses)	gains / losses
Swaps	$1,334	$5	$(2)	$25
Forwards	-	-	-	(1)
Total	$1,334	$5	$(2)	$24

G.Other Invested Assets

During 2019, 2018, and 2017, the Company recorded OTTI losses on investments in joint ventures and partnerships of $48, $91, and $81, respectively.

H. Investment Income

The Company did not have any accrued investment income receivables over 90 days past due as of December 31, 2019 and 2018. Investment expenses of $30, $36 and $42 were included in Net investment income earned for the years ended December 31, 2019, 2018 and 2017, respectively.

I.Restricted Assets

The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $1,604 and $1,676 as of December 31, 2019 and 2018, respectively.

4.Fair Value of Financial Instruments

The following tables present information about financial instruments carried at fair value on a recurring basis and indicate the level of the fair value measurement as of December 31, 2019 and 2018:

December 31, 2019	Level 1	Level 2	Level 3	Total
Bonds	$-	$227	$139	$366
Common stocks	14	-	37	51
Mutual funds	-	-	2	2
Derivative assets	-	29	-	29
Derivative liabilities	-	(37)	-	(37)
Total	$14	$219	$178	$411

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29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

December 31, 2018	Level 1	Level 2	Level 3	Total
Bonds	$-	$578	$96	$674
Common stocks	111	-	25	136
Mutual funds	2	-	-	2
Derivative assets	-	22	-	22
Derivative liabilities	-	(17)	-	(17)
Total	$113	$583	$121	$817

A.Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended December 31, 2019 and 2018.

						Purchases,
	Beginning			Total Gains	Total Gains	Sales,
	Balance at			(Losses)	(Losses)	Issuances,	Balance at
	January 1,	Transfers into	Transfers out	included in	Included in	Settlements,	December 31,
	2019	Level 3	of Level 3	Net Income	Surplus	Net	2019
Bonds	$96	$203	$(67)	$(3)	$10	$(100)	$139
Common stocks	25	-	-	(2)	-	14	37
Mutual Funds	-	1	-	-	1	-	2
Total	$121	$204	$(67)	$(5)	$11	$(86)	$178

						Purchases,
	Beginning			Total Gains	Total Gains	Sales,
	Balance at			(Losses)	(Losses)	Issuances,	Balance at
	January 1,	Transfers into	Transfers out	included in	included in	Settlements,	December 31,
	2018	Level 3	of Level 3	Net Income	Surplus	Net	2018
Bonds	$65	$98	$(141)	$(13)	$(2)	$89	$96
Common Stocks	22	1	(26)	15	(2)	15	25
Total	$87	$99	$(167)	$2	$(4)	$104	$121

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and this observable. Transfers out of Level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

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30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets.

	Fair Value at December 31,
	2019	Valuation Technique	Unobservable Input	Range (Weighted Average)

Assets:
Bonds	$91	Discounted cash flow	Yield	3.18%-3.4% (3.29%)

B.Fair Value of all Financial Instruments

The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2019 and 2018:

							Not
	Aggregate	Admitted					Practicable
December 31, 2019	Fair Value	Assets		Level 1	Level 2	Level 3	(Carry Value)
Bonds	$14,014	$13,277		$2	$10,277	$3,735	$-
Cash equivalents and short term investments	342	342		280	61	-	-
Common stock	61	61		14	9	37	-
Derivative assets	29	29		-	29	-	-
Derivative liabilities	(37)	(37)		-	(37)	-	-
Mortgage loans	2,615	2,539		-	-	2,615	-
Mutual funds	2	2		-	-	2	-
Preferred stock	71	17		-	71	-	-
Total	$17,097	$16,230		$296	$10,410	$6,389	$-

							Not
	Aggregate	Admitted					Practicable
December 31, 2018	Fair Value	Assets		Level 1	Level 2	Level 3	(Carry Value)
Bonds	$14,935	$14,534	$	- $	10,809	$4,126	$-
Cash equivalents and short term investments	191	191		134	57	-	-
Common stock	145	145		111	9	25	-
Derivative assets	22	22		-	22	-	-
Derivative liabilities	(17)	(17)		-	(17)	-	-
Mortgage loans	2,673	2,679		-	-	2,673	-
Mutual funds	2	2		2	-	-	-
Preferred stock	50	49		-	50	-	-
Total	$18,001	$17,605		$247	$10,930	$6,824	$-

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31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

5.Reserves for Losses and Loss Adjustment Expenses

A roll forward of the Company's net reserves for losses and LAE as of December 31, 2019, 2018 and 2017, is set forth in the table below:

December 31,	2019	2018	2017
Reserves for losses and LAE, end of prior year	$10,935	$12,115	$12,210
Incurred losses and LAE related to:
Current accident year	3,772	4,000	4,700
Prior accident year	(39)	260	277
Total incurred losses and LAE	$3,733	$4,260	$4,977
Paid losses and LAE related to:
Current accident year	(1,214)	(1,182)	(1,140)
Prior accident year	(3,722)	(4,258)	(3,932)
Total paid losses and LAE	(4,936)	(5,440)	(5,072)
Reserves for losses and LAE, end of current year	$9,732	$10,935	$12,115

During 2019, after applying the impact of the ADC, the Company reported net favorable incurred loss and LAE of approximately $39. This favorable incurred includes $37 favorable due to changes in discount. This results in a favorable prior year development ("PYD") of $2.

The favorable prior year development is generally a result of the following:

∙Favorable development on 2017 Hurricanes and 2017 California Wildfires subrogation recoverables in Commercial Property and Personal Lines;

∙Favorable development on Workers Compensation, both guaranteed cost business and large deductible and Defense Base Act business (covering government contractors serving at military bases overseas) where the Company reacted to favorable loss trends in recent accident years.

During 2018, after applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $260, which includes a decrease in loss reserve discount on prior accident years of $24. Under the ADC, 80 percent of the reserve risk on substantially all of the Company's commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior year loss reserve development of $491.

The 2018 unfavorable prior year development is generally a result of the following:

∙Unfavorable prior year development in excess casualty, driven by the combination of construction defect and construction wrap claims from accident years 2015 and prior where we reacted to significant increases in severity and longer claim reporting patterns, as well as higher than expected loss severity in accident years 2016 and 2017, which led to an increase in estimates for these accident years;

∙Unfavorable prior year development in financial lines, primarily from directors & officers (D&O) and employment practices liability (EPLI) policies covering corporate and national insureds as well as private and not-for-profit insureds. This development was predominantly in accident years 2014-2017 and resulted largely from increases in severity as the frequency of class action lawsuits increased in those years; and

∙Unfavorable prior year development in personal lines reflecting an increase in estimates in respect of the California Wildfires and Hurricane Irma.

During 2017, after applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $277, which includes a decrease in loss reserve discount on prior accident years of $45. Under the ADC, 80 percent of the reserve risk on substantially all of the Company's commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior loss reserve development of $452.

The 2017 unfavorable prior year development is generally a result of the following:

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32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

∙Unfavorable prior year development in excess casualty and primarily general liability products within Other Liability – Occurrence line of business, driven primarily by increases in underlying severity and greater than expected loss experience in accident year 2016 as well as increased development from claims related to construction defects and construction wrap business (largely from accident years 2006 and prior);

∙Unfavorable prior year development in excess casualty and directors and officers ("D&O") within Other Liability - Claims-Made line of business, covering privately owned and not-for-profit insureds. The D&O development was predominantly in accident year 2016 and resulted largely from increases in bankruptcy-related claims and fiduciary liability claims for large educational institutions; and

∙Unfavorable prior year development primarily driven by commercial auto business in the program business unit. A significant portion of this development came from accident year 2016 with much of it related to programs that have been terminated over the past year.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $310, $249 and $252 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company paid $13, $9 and $32 in the reporting period to settle 148, 204 and 233 claims related to extra contractual obligations or bad faith claims stemming from lawsuits for the years ended December 31, 2019, 2018 and 2017, respectively.

A.Asbestos/Environmental Reserves

The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

		Asbestos Losses		Environmental Losses
December 31,	2019	2018	2017	2019	2018	2017
Direct
Loss and LAE reserves, beginning of year	$727	$797	$838	$285	$215	$255
Incurred losses and LAE	54	(17)	2	51	97	1
Calendar year paid losses and LAE	(47)	(53)	(43)	(29)	(27)	(41)
Loss and LAE Reserves, end of year	$734	$727	$797	$307	$285	$215
Assumed reinsurance
Loss and LAE reserves, beginning of year	$316	$258	$249	$17	$19	$15
Incurred losses and LAE	4	76	27	2	(1)	6
Calendar year paid losses and LAE	(15)	(18)	(18)	(1)	(1)	(2)
Loss and LAE Reserves, end of year	$305	$316	$258	$18	$17	$19
Net of reinsurance
Loss and LAE reserves, beginning of year	$1	$1	$1	$-	$-	$-
Incurred losses and LAE	-	-	-	-	-	-
Calendar year paid losses and LAE	-	-	-	-	-	-
Loss and LAE Reserves, end of year	$1	$1	$1	$-	$-	$-

The Company estimates the full impact of the asbestos and environmental exposure by establishing case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

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33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

A me r ica n Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Included in the above table are loss and LAE - IBNR and bulk reserves arising from pre-1986 general liability, product liability, commercial multi- peril and excess liability insurance or reinsurance policies as noted below:

Asbestos	Loss Reserves		LAE Reserves
December 31,	2019	2018	2019	2018
Direct basis:	$364	$350	$40	$39
Assumed reinsurance basis:	116	125	13	14
Net of ceded reinsurance basis:	-	-	-	-

Environmental	Loss Reserves		LAE Reserves
December 31,	2019	2018	2019	2018
Direct basis:	$133	$112	$57	$48
Assumed reinsurance basis:	6	5	2	2
Net of ceded reinsurance basis:	-	-	-	-

B.Loss Portfolio Transfer

On February 12, 2018, the Company and certain AIG affiliated insurers (collectively, the "Reinsureds" (as cedants), each of which is a member of the Combined Pool) commuted certain loss portfolio reinsurance agreements with Eaglestone (as reinsurer). The commuted reinsurance agreements with Eaglestone related to environmental impairment liability and related exposures, pre-1986 environmental, public entity, occupational accident exposures, miscellaneous run-off general liability and workers' compensation exposures, and selected physicians and surgeons professional liability policies. The commutation settlement was equal to the statutory balances as of the January 1, 2017 effective date.

On the same date, the Reinsureds (as cedants), Eaglestone (as original reinsurer), and Fortitude Re (as replacement reinsurer), a partially owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda, entered into a novation agreement whereby obligations of excess workers' compensation business previously ceded by the Reinsureds to Eaglestone were transferred to Fortitude Re. The novation consideration was equal to the total statutory reserves ceded to Eaglestone as of the January 1, 2017 effective date.

Further, and also on the same date, a book of assumed reinsurance business of the Reinsureds, which was previously embedded in one of the LPTs that was commuted, was ceded back to Eaglestone as a separate LPT ("Re-ceded Portfolio") on a fund transferred basis with settlement equal to the statutory balances as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds.

Finally, the Reinsureds (as cedants) ceded substantially all commuted business as detailed above through various LPT reinsurance agreements to Fortitude Re (as replacement reinsurer). Additionally, at the same time, the Reinsureds also ceded to Fortitude Re additional business related to certain excess workers' compensation (accident years 2011 and 2012), certain pollution legal liability, buffer trucking, some healthcare primary and excess product coverages businesses. The consideration for the above reinsurance agreements is equal to the statutory book value of the ceded liabilities as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds. The consideration was settled on a funds withheld basis. Interest on the funds withheld is determined by the total return of a certain earmarked portfolio of assets owned by the Reinsureds.

The recording of these transactions by the Reinsureds in the first quarter of 2018 required the reversal of interest expense on funds held due to Eaglestone on the commuted portfolios and the recognition of interest expense due to Fortitude Re on the commuted portfolios and the new cessions, in order to record the effect of the transaction as of the stated effective date of January 1, 2017.

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34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

A reconciliation of change in reserves and corresponding consideration (paid) received for the above transactions between Eaglestone, Fortitude Re and the Reinsureds for the effective date of January 1, 2017 are shown below:

			LPTs
			(Previously
			commuted
			business and
			2016 Exit	Re-ceded
Company	Novation	Commutation	Portfolio)	Portfolio	Total
Reserves
Eaglestone Reinsurance Company	$(1,577)	$(2,895)	$-	$41	$(4,431)
Fortitude Reinsurance Company	1,577	-	4,013	-	5,590
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	1,013	(1,405)	(14)	(406)
American Home Assurance Company	-	1,013	(1,405)	(14)	(406)
Lexington Insurance Company	-	869	(1,203)	(13)	(347)
Total Combined Pool	-	2,895	(4,013)	(41)	(1,159)
Consideration (Paid) Received as Funds Held, Cash and Securities
Eaglestone Reinsurance Company	(1,734)	(2,895)	-	41	(4,588)
Fortitude Reinsurance Company	1,734	-	4,013	-	5,747
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	1,013	(1,405)	(14)	(406)
American Home Assurance Company	-	1,013	(1,405)	(14)	(406)
Lexington Insurance Company	-	869	(1,203)	(13)	(347)
Total Combined Pool	-	2,895	(4,013)	(41)	(1,159)

The below table presents the reserves as of December 31, 2017 that were transferred during 2018 between Eaglestone, Fortitude Re and the Reinsureds for the above transactions:

			LPTs
			(Previously
			commuted
			business and
			2016 Exit	Re-ceded	Total Change in
Company	Novation	Commutation	Portfolio)	Portfolio	Reserves
Eaglestone Reinsurance Company	$(1,477)	$(2,567)	$-	$32	$(4,012)
Fortitude Reinsurance Company	1,477	-	3,442	-	4,919
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	898	(1,205)	(11)	(318)
American Home Assurance Company	-	898	(1,205)	(11)	(318)
Lexington Insurance Company	-	771	(1,032)	(10)	(271)
Total Combined Pool	-	2,567	(3,442)	(32)	(907)

C.Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment Expenses

The Company discounts its workers' compensation (both tabular and non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are subject to tabular discounting. The December 31, 2019 and 2018 liabilities include $570 and $569 of such discounted reserves, respectively.

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35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Tabular Reserve Discount

The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2019, 2018 and 2017.

Lines of Business	2019		2018		2017
Workers' Compensation
Case Reserves		$		$
	$124		135		134

As of December 31, 2019, 2018 and 2017, the tabular case reserve discount is presented net of the ceded discount related to the ADC of $203, $184, and $162, respectively.

Non-Tabular Discount

The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2019, 2018 and 2017.

Lines of Business	2019	2018	2017
Workers' Compensation
Case Reserves	$133	$73	$86

As of December 31, 2019, 2018 and 2017, the non-tabular case reserve discount is presented net of the ceded discount related to the ADC of $142, $193, and $187, respectively.

6.Related Party Transactions

A.Combined Pooling Agreement 2017 Pooling Restructure Transaction

In 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during March 2017. The change in the Combined Pooling Agreement had no effect on the Company's reported assets, liabilities, surplus, operations or cash flow, as the Company's participation in the pool remained the same.

B.American International Overseas Association

AIG formed the Association, a Bermuda exempted limited partnership, in 1976, as the pooling mechanism for AIG's international general insurance operations. At the time of forming the Association, the member companies thereto entered into an Inter-Reinsurance Agreement ("IRA") to govern the business pooled in the Association. Immediately prior to June 1, 2019, the participation percentages for the Association pool members companies are set forth in the table below:

	NAIC Co.	Participation
Member Company	Code	Percent
Combined Pool Member companies, as follows:
National Union	19445	78%
New Hampshire	23841	12%
American Home	19380	10%

Effective June 1, 2019, the IRA was commuted. Notwithstanding the commutation, all of the business at issue continues to be pooled in accordance with the Combined Pooling Agreement referenced in Note 6A.

Therefore, the commutation has no net impact to the member companies of the Combined Pool. However, the commutation, together with associated operational changes, has resulted in an increase in direct underwriting activity being reported by certain member companies of the Combined Pool.

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36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

C.Significant Transactions

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2019, 2018 and 2017 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2019, 2018 and 2017:

					2019
				Assets Received by		Assets Transferred by
				the Company		the Company
Date of				Statement
Transaction Explanation of Transaction			Name of Affiliate	Value	Description	Statement Value	Description
01/30/19	Purchase of securities		National Union	$154	Securities	$154	Cash
02/13/19	Return of Capital		AIG PC US	-	-	486	Securities
					2018
				Assets Received by		Assets Transferred by
				the Company		the Company
Date of				Statement
Transaction Explanation of Transaction			Name of Affiliate	Value	Description	Statement Value	Description
12/31/18	Capital Contribution	(a)	AIG PC US	$150	Receivables	$-	-

(a) Refer to Note 11 and 12 for more details.
					2017
				Assets Received by		Assets Transferred by
				the Company		the Company
Date of				Statement
Transaction Explanation of Transaction			Name of Affiliate	Value	Description	Statement Value	Description
01/19/17	Purchase of securities		AIG, Inc.	$264	Securities	$264	Cash
10/31/17	Purchase and sale of		Lexington	343	Securities	359	Securities
	securities
10/31/17	Purchase of securities		Lexington	16	Cash	-	-
10/31/17	Purchase and sale of		National Union	499	Securities	507	Securities
	securities
10/31/17	Purchase of securities		National Union	9	Cash	-	-

Share Repurchase

On January 23, 2019, NY DFS approved American Home's plan to distribute an amount of up to approximately $504 to its immediate parent, an increase in the par value of its common stock from $17 per share to $20 per share and a decrease in the minimum number of directors from 13 to

7.The distribution was accomplished via a share repurchase agreement with the per share repurchase price equal to the American Home's statutory book value per share calculated as of September 30, 2018.

On February 14, 2019, American Home repurchased 139,000 shares of its issued and outstanding common stock, resulting in a distribution to its immediate parent of $502 and a reduction in its common capital stock and gross paid in and contributed surplus of $2 and $500, respectively. On that same date, American Home filed an amendment to its charter with DFS to increase the par value of the American Home's common stock from $17 to $20 per share. The increase to the par value resulted in an increase of $5 to the American Home's common capital stock and a reduction to its gross paid in and contributed surplus of the same amount, post share repurchase.

AIG Global Real Estate Investment Corp. ("AIGGRE") Restructure

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIGGRE (including its investment management affiliates), by contributing such interests to three separate real estate investment funds managed by AIGGRE – AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018.

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37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $276 (representing an approximately 23% equity interest therein), and contributed the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $209) and received a cash payment from the fund of approximately $24.

In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $621 (representing approximately 23% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $702) and received a cash payment from the fund of approximately $224.

Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $52 (representing an approximately 8% equity interest therein), and contributed cash to the fund (approximately $34).

In 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE US Real Estate Fund III LP (U.S. Fund III), a real estate investment fund managed AIGGRE. At the closing of U.S. Fund III, on January 2, 2019, the Company made a capital commitment to the fund of up to $146 (representing an approximately 9.73% equity interest therein). In connection with the closing of U.S. Fund III, the Company contributed cash (approximately $23).

AIGGRE Europe Real Estate Fund II S.C.SP ("Europe II Fund") closed on March 8, 2019. In connection with the closing of Europe II Fund, the Company made a capital commitment to the fund of $43 (representing an approximate 7% equity interest therein), and contributed cash to the fund (approximately $4).

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, and Europe Fund I, after certain additional capital was called, was approximately $91, $134, and $24, respectively.

At December 31, 2019, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S. Fund III, Europe Fund I, and Europe Fund II, after certain additional capital was called, was approximately $91, $99, $97, $16, and $38, respectively.

The AIGGRE investments are presented as Other invested assets on the Statement of Admitted Assets.

D.Amounts Due to or from Related Parties

At December 31, 2019 and 2018, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

As of December 31,	2019	2018
Balances with AIG PC US	$-	$150
Balances with other affiliates	9	134
Receivable from parent, subsidiaries and affiliates	$9	$284
Balances with National Union	$117	$524
Balances with other member pool companies	17	25
Balances with other affiliates	8	16
Payable to parent, subsidiaries and affiliates	$142	$565

Current federal and foreign income taxes (payable) recoverable under the Tax Sharing Agreement at December 31, 2019 and 2018 were $(2) and $(9), respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2019 or 2018.

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38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

E.Guarantees or Contingencies for Related Parties

The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

F.Management, Service Contract and Cost Sharing Arrangements

As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.

The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company's admitted assets during 2019, 2018 and 2017:

Affiliates	2019	2018	2017
AIG Claims Inc.	$172	$192	$201
AIG PC Global Services, Inc.*	124	66	46
Total	$296	$258	$247

*AIG PC Global Services, Inc. was below one-half of one percent in 2018 and 2017.

In 2019, 2018 and 2017 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

G.Borrowed Money

The Company (among other affiliates) is a borrower under a Loan Agreement, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the "Loan Facility"). The aggregate amount of all loans that may be outstanding under the Loan Facility at a given time is $500. As of December 31, 2019 and 2018, the Company had no outstanding liability pursuant to this Loan Facility.

Significant debt terms and covenants include the following:

∙The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;

∙The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof, and;

∙The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender, (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or (c) The Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

Refer to Note 11 E regarding funds borrowed from FHLB.

7.Reinsurance

In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) an accumulation of losses from a number of smaller events; or c) provide greater risk diversification. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk. In addition, the Company assumes reinsurance from other insurance companies.

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39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table presents direct, assumed reinsurance and ceded reinsurance written and earned premiums for the years ended December 31, 2019, 2018 and 2017:

Years Ended December 31,		2019			2018		2017
	Written		Earned	Written		Earned	Written	Earned
Direct premiums	$508		$631	$482		$672	$682	$592
Reinsurance premiums assumed:
Affiliates	8,252		8,162	7,221		7,322	7,243	7,527
Non-affiliates	105		100	147		192	298	276
Gross premiums	8,865		8,893	7,850		8,186	8,223	8,395
Reinsurance premiums ceded:
Affiliates	1,482		1,490	1,063		1,268	1,264	1,205
Non-affiliates	2,181		2,034	1,803		1,909	1,928	2,020
Net premiums	$5,202		$5,369	$4,984		$5,009	$5,031	$5,170

As of December 31, 2019 and 2018, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

	Unearned Premium	Paid Losses and	Reserves for Losses
	Reserves	LAE	and LAE

December 31, 2019:
Affiliates	$781	$63	$8,519
Non-affiliates	648	337	8,374
Total	$1,429	$400	$16,893
December 31, 2018:
Affiliates	$759	$51	$9,034
Non-affiliates	501	314	8,567
Total	$1,260	$365	$17,601

A.Reinsurance Return Commission

The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2019 and 2018 with the return of the unearned premium reserve is as follows:

	Assumed Reinsurance		Ceded Reinsurance		Net
	Premium Reserve Commission Equity		Premium Reserve Commission Equity		Premium Reserve Commission Equity

December 31, 2019
Affiliates	$4,172	$978	$781	$163	$3,391	$815
All Other	122	29	648	135	(526)	(106)
Total	$4,294	$1,007	$1,429	$298	$2,865	$709
December 31, 2018
Affiliates	$4,007	$825	$759	$123	$3,248	$702
All Other	117	24	501	81	(384)	(57)
Total	$4,124	$849	$1,260	$204	$2,864	$645

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40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

B.Unsecured Reinsurance Recoverable

The aggregate unsecured reinsurance balances (comprising recoverables for paid and unpaid losses and LAE and unearned premium reserves) in excess of three percent of policyholders' surplus at December 31, 2019 and 2018 with respect to an individual reinsurer, and each of such reinsurer's related group members having an unsecured aggregate reinsurance balance with the company, are as follows:

Reinsurer	2019	2018
Affiliates:
Combined Pool*	$7,080	$7,321
Eaglestone	605	645
Other affiliates	8	16
Total affiliates	$7,693	$7,982
Berkshire Hathaway Group	81	1,062
Swiss Reinsurance Group	467	439
Total Non-affiliates	548	1,501
Total affiliates and non-affiliates	$8,241	$9,483

*Includes intercompany pooling impact of $634 related to Unearned Premium Reserve, $6,248 related to Reserves for Losses and LAE and $6 related to Paid losses and LAE as of and for the year ended December 31, 2019, and $577, $6,486, and $13, respectively, as of and for the year ended December 31, 2018.

C.Reinsurance Recoverable in Dispute

At December 31, 2019 and 2018, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $37 and $46 as of December 31, 2019 and 2018, respectively.

D.Retroactive Reinsurance

On January 20, 2017, the Combined Pool entered into an adverse development reinsurance agreement with NICO under which the Combined Pool ceded to NICO eighty percent of its reserve risk above an attachment point on substantially all of its U.S. Commercial long-tail exposures for accident years 2015 and prior. Under this agreement, the Combined Pool ceded to NICO eighty percent of net paid losses on subject business on or after January 1, 2016 in excess of $25,000 of net paid losses, up to an aggregate limit of $25,000. At NICO's 80 percent share, NICO's limit of liability under the contract is $20,000. The Combined Pool paid consideration of approximately $10,188 in February 2017, including interest at 4 percent per annum from January 1, 2016 through date of payment. American Home's share of the consideration paid was $3,566. NICO placed the consideration received into a collateral trust account as security for NICO's claim payment obligations, and Berkshire Hathaway Inc. has provided a parental guarantee to secure NICO's obligations under the agreement.

American Home accounted for this transaction as prospective reinsurance, except that the surplus gain associated with the ADC has been reported in a segregated surplus account and does not form a part of the Company's Unassigned funds.

The total surplus gain recognized by the Combined Pool as of December 31, 2019, 2018 and 2017 was $2,176, $1,984 and $1,426, respectively. American Home's share of this gain as of December 31, 2019, 2018 and 2017 was $854, $920 and $689, respectively. The surplus gain is presented as segregated surplus and subject to the applicable dividend restrictions. This amount must be restricted in surplus until such time as the actual retroactive reinsurance recovered from NICO exceeds the consideration paid for the cession.

E.Reinsurance Agreements Qualifying for Reinsurer Aggregation

In 2011, the Combined Pool companies entered into a loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool's net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to NICO, an unaffiliated company. NICO provides coverage up to a limit of $3,500 for subject business covered under the agreement. NICO administers claims and pursues amounts recoverable from the Combined Pool companies' reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by NICO. NICO maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2019 and 2018 the amount in trust was $4,326 and $3,291, respectively. The amount of the unexhausted limit under the NICO agreement as of December 31, 2019 and 2018 was $1,201 and $1,198, respectively. The Company has accounted for its cession to Eaglestone as prospective reinsurance.

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41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

8.Income Taxes

U.S. TAX REFORM OVERVIEW

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. While the U.S. tax authorities issued formal guidance, including recently issued proposed and final regulations for BEAT and other provisions of the Tax Act, there are still certain aspects of the Tax Act that remain unclear and subject to substantial uncertainties. Additional guidance is expected in future periods. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and have made an accounting policy election to treat GILTI taxes in a similar manner.

No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2019.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2019 and 2018 are as follows:

			12/31/2019					12/31/2018							Change
	Ordinary		Capital		Total		Ordinary		Capital		Total		Ordinary		Capital		Total
Gross DTA	$892		$241		$1,133		$1,028		$227		$1,255		$(136)		$14		$(122)

Statutory Valuation Allowance	13		53		66		-		57		57		13		(4)		9
Adjusted Gross DTA	879		188		1,067		1,028		170		1,198		(149)		18		(131)

Nonadmitted DTA	31		-		31		127		-		127		(96)		-		(96)
Subtotal Admitted DTA	848	-	188	-	1,036	-	901	-	170	-	1,071	-	(53)	-	18	-	(35)

DTL	123		188		311		129		170		299		(6)		18		12
Net Admitted DTA/(DTL)	$725		$-		$725		$772		$-		$772		$(47)		$-		$(47)

At December 31, 2019, the Company recorded gross deferred tax assets ("DTA") of $1,133. A valuation allowance of $13 was established on deferred tax assets related to foreign tax credits and $53 on net capital deferred tax assets, as it is management's belief that they will not be utilized in the foreseeable future. Tax planning strategies had no impact on the determination of the net admitted DTA.

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2019 and 2018:

		12/31/2019			12/31/2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Adjusted gross DTAs realizable within 36
months or 15 percent of statutory surplus
(the lesser of 1 and 2 below)	725	-	725	772	-	772	(47)	-	(47)
1. Adjusted gross DTAs realizable
within 36 months	725	-	725	774	-	774	(49)	-	(49)
2. 15 percent of statutory surplus	NA	NA	790	NA	NA	772	NA	NA	18
Adjusted gross DTAs that can be offset
against DTLs	123	188	311	129	170	299	(6)	18	12
Total DTA admitted as the result of
application of SSAP 101	$848	188	1,036	$901	$170	$1,071	$(53)	$18	$(35)
	2019		2018
Ratio percentage used to determine recovery period and threshold limitation amount		413%	388%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (2) above.		$5,271	$5,151

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42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table shows the components of the current income tax expense (benefit) for the periods listed:

For the years ended December 31,	2019	2018	Change
Federal income tax	$(42)	$(63)	$21
Foreign income tax	7	9	(2)
Subtotal	(35)	(54)	19
Federal income tax on net capital gains	42	69	(27)
Federal and foreign income taxes incurred	$7	$15	$(8)

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2019 and 2018:

	2019		2018	Change
Ordinary
Discounting of unpaid losses		$128	$151	$(23)
Nonadmitted assets		15	19	(4)
Unearned premium reserve		147	158	(11)
Bad debt expense		9	11	(2)
Net operating loss carry forward		406	501	(95)
Foreign tax credit carry forward		80	79	1
Investments		26	26	-
Mortgage Contingency Reserve		34	29	5
Intangible Assets		13	14	(1)
Other temporary differences		34	40	(6)
Subtotal		892	1,028	(136)
Statutory valuation allowance adjustment		13	-	13
Nonadmitted		31	127	(96)
Admitted ordinary deferred tax assets		$848	$901	$(53)
Capital
Investments		$228	$211	$17
Net capital loss carry forward		-	1	(1)
Unrealized capital losses		13	15	(2)
Subtotal		241	227	14
Statutory valuation allowance		53	57	(4)
Admitted capital deferred tax assets		188	170	18
Admitted deferred tax assets		$1,036	$1,071	$(35)

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43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2019 and 2018:

	2019		2018	Change
Ordinary
Investments		$80	$72	$8
Tax Act adjustment to discounting of unpaid losses		32	47	(15)
Section 481(a) adjustment		-	3	(3)
Other temporary differences		12	7	5
Subtotal		124	129	(5)
Capital
Investments		$128	$108	$20
Unrealized capital gains (losses)		59	61	(2)
Other temporary differences		1	1	-
Subtotal		188	170	18
Deferred tax liabilities		312	299	13
Net deferred tax assets/liabilities		$724	$772	$(48)

The change in net deferred tax assets is comprised of the following:

	2019		2018	Change
Adjusted gross deferred tax assets		$1,067	$1,198	$(131)
Total deferred tax liabilities		(312)	(299)	(13)
Net deferred tax assets/ (liabilities)		755	899	(144)
Tax effect of unrealized gains (losses)				1
Total change in net deferred tax				$(145)
Change in deferred tax - current year				(146)
Change in deferred tax - current year - other surplus items				3
Change in deferred tax - current year - total				(143)
Change in deferred tax – prior period correction				(2)
Total change in deferred tax - current year				$(145)

The following table shows the components of opening surplus adjustments on current and deferred taxes for the year ended December 31, 2019:

		Current		Deferred		Total
SSAP 3 impact:
SSAP 3 - general items			$15		$(12)	$3
SSAP 3	- statutory valuation allowance		-		10	10
Subtotal SSAP 3			15		(2)	13
SSAP 3	- unrealized gain/loss		-		-	-
SSAP 3	- adjusted tax assets and liabilities		15		(2)	13
SSAP 3	- nonadmitted impact		-		(1)	(1)
Total SSAP 3 impact			$15		$(3)	$12

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44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2019, 2018 and 2017:

	2019
Description	Amount	Tax Effect
Net Income (Loss) Before Federal Income Taxes
and Capital Gains Taxes	$628	$132
Book to Tax Adjustments:
Tax Exempt Income, net of proration	(18)	(4)
Stock Options And Other Compensation	10	2
Change in Nonadmitted Assets	18	4
Change in Tax Position	-	-
Statutory Valuation Allowance	-	19
Return to Provision	-	(2)
Reversal of Book/Tax Difference on Share
Distribution	(26)	(5)
Change in contingency reserve	-	-
Impact of Tax Act		-
Real Estate Redemption	-	-
Other	(14)	4
Total Book to Tax Adjustments	(30)	18
Total Income Tax	$598	$150
Federal and Foreign Income Taxes Incurred	-	(35)
Federal Income Tax on Net Capital Gains	-	42
Change in Net Deferred Income Taxes	-	143
Total Income Tax	$-	$150

Operating loss and tax credit carry-forwards

2018

Amount	Tax Effect

$(263)	$(55)

(34)(7)

-	-
28	6
-	-

-40

-(1)

-	-
(31)	(7)
-	-
-	-
36	8
(1)	39
$(264)	$(16)
-	(54)
-	69
-	(31)
$-	$(16)

2017

Amount	Tax Effect

$(380)	$(133)

(71)(25)

-	-
46	16
-	2

-(5)

-(3)

-	-
(39)	(14)
-	588
(72)	(25)
6	6
(130)	540
$(510)	$407

-(69)

-82

-394

$	- $	407

At December 31, 2019 the Company had net operating loss carry forwards expiring through the year 2038 of: At December 31, 2019 the Company had foreign tax credits expiring through the year 2029 of:

$1,932
$80

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2019. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2019, there was a $15 receivable related to tax return errors and omissions and a $18 liability related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company. The statute of limitations for all tax years prior to 2000 has expired for the consolidated federal income tax return. The Company is currently under examination for the tax years 2000 through 2013 and open to examination through 2018.

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45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table lists those companies that form part of the 2019 AIG consolidated federal income tax return:

Company	Company	Company	Company	Company

A.I. Credit Consumer	A.I. Credit Corp.	AGC Life Insurance	AGC Life Insurance	AGLIC Investments
Discount Company		Company	Company	Bermuda Limited
AH SLP 1094 San Lucas,	AH SubGP 1000	AH SubGP 1007 Highland	AH SubGP 1020	AH SubGP 1045
LLC	Woodwind Lakes, LLC	Meadow, LLC	Collingham, LLC	Montgomery, LLC
AH SubGP 1098 Green	AH SubGP 1158 Flat Iron,	AH SubGP 1210	AH SubGP 1211 Mision	AH SubGP 1212 Painted
Pines, LLC	LLC	Geronimo, LLC	Del Valle, LLC	Desert, LLC
AH SubGP 1248 North	AH SubGP 1263 West	AH SubGP 1384	AH SubGP 1433 Magnolia,	AH SubGP 1450 Timber,
Vista, LLC	Virginia, LLC	Woodglen, LLC	LLC	LLC
AH SubGP 1470 Palmetto,	AH SubGP 1480 Eastmont	AH SubGP 1535 Hunter's	AH SubGP 1548 Walnut,	AH SubGP 1551 Spanish
LLC	Senior, LLC	Run, LLC	LLC	Creek, LLC
AH SubGP 1597	AH SubGP 1600 Rainer,	AH SubGP 1631	AH SubGP 1694 Sonoma,	AH SubGP 245 Garland,
Broadmoor, LLC	LLC	Broadway, LLC	LLC	LLC
AH SubGP 479 Sunrise,	AH SubGP 516	AH SubGP 716 Villas of	AH SubGP 785 Mayfield,	AH SubGP 787 North
LLC	Merrilltown, LLC	Mission Bend, LLC	LLC	Knoll, LLC
AH SubGP 835	AH SubGP 842 Huebner,	AH SubGP 911 Mainland,	AH SubGP 929	AH SubGP 936 Emmaus,
Whispering, LLC	LLC	LLC	Collinwood, LLC	LLC
AH SubGP 997 Maxey,	AH SubGP Crestview	AH SubGP GAG Gandolf,	AH SubGP MDL, LLC	AIG Aerospace
LLC	Duplexes, LLC	LLC		Adjustment Services, Inc.
AIG Aerospace Insurance	AIG Asset Management	AIG Assurance Company	AIG BG Holdings LLC	AIG Capital Corporation
Services, Inc.	(U.S.), LLC
AIG Capital Services, Inc.	AIG Century	AIG Claims, Inc.	AIG Claims, Inc.	AIG Claims, Inc.
Verwaltungsgesellschaft
mbH
AIG Commercial	AIG Commercial	AIG Consumer Finance	AIG Credit (Europe)	AIG Credit Corp.
Equipment Finance Canada	Equipment Finance, Inc.	Group, Inc.	Corporation
Branch
AIG Direct Insurance	AIG Employee Services,	AIG Europe Holdings	AIG FCOE, Inc.	AIG Federal Savings Bank
Services, Inc.	Inc.	Limited
AIG Financial Advisor	AIG Financial Products	AIG Fund Services, Inc.	AIG G5, Inc.	AIG Global Asset
Services, Inc.	Corp.			Management Holdings
Corp.
AIG Global Capital	AIG Global Real Estate	AIG GLOBAL REAL	AIG Global Real Estate	AIG Insurance
Markets Securities, LLC	Investment Corp.	ESTATE INVESTMENT	Investment de Mexico,	Management Services, Inc.
CORP. [RUSS
AIG International Inc.	AIG Kirkwood, Inc.	AIG Life Holdings, Inc.	AIG Life of Bermuda, Ltd.	AIG Life of Bermuda, Ltd.
AIG Markets, Inc.	AIG Matched Funding	AIG MEA Investments and	AIG Mortgage Capital,	AIG North America, Inc.
	Corp.	Services, LLC	LLC
AIG PC Global Services	AIG PC Global Services,	AIG Procurement Services,	AIG Property Casualty	AIG Property Casualty
Inc.	Inc. United Kingdom	Inc.	Company	Europe Financing Ltd.
AIG Property Casualty	AIG Property Casualty	AIG Property Casualty,	AIG Realty, Inc.	AIG Securities Lending
International, LLC	U.S., Inc.	Inc.		Corp.
AIG Shared Services	AIG Shared Services	AIG Shared Services	AIG Shared Services	AIG Specialty Insurance
	Corporation	Corporation - Management	Corporation (Philippines)	Company
AIG Spring Ridge I, Inc.	AIG Technologies, Inc.	AIG Technologies, Inc.	AIG Travel Assist, Inc.	AIG TRAVEL EMEA
		(U.K. branch)		LIMITED
AIG TRAVEL EUROPE	AIG Travel, Inc.	AIG UNITED	AIG United Guaranty,	AIG Warranty Services of
LIMITED		GUARANTY AGENZIA	Sociedad Limitada	Florida, Inc.
DI ASSICURAZIONE
AIG Warranty Services,	AIG WarrantyGuard, Inc.	AIG.COM, Inc.	AIG-FP Capital	AIG-FP Matched Funding
Inc.			Preservation Corp.	Corp.
AIG-FP Pinestead	AIGGRE Dakota Springs	AIGGRE DC Ballpark	AIGGRE Europe Real	AIGGRE Europe Real
Holdings Corp.	Investor LLC	Investor, LLC	Estate Fund I	Estate Fund I GP S.a r.l.

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46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Company	Company	Company	Company	Company

AIGGRE Hill7 Investor	AIGGRE Livermore	AIGGRE Market Street II	AIGGRE North Getty	AIGGRE TX Hotel Frisco
LLC	Longfellow Investor LLC	LLC	Investor LLC	Owner, LLC
AIGGRE TX Hotel Las	AIGGRE TX Hotel Plano	AIGGRE TX Hotel San	AIGGRE U.S. Real Estate	AIGGRE U.S. Real Estate
Colinas Owner, LLC	Owner, LLC	Antonio Owner, LLC	Fund I	Fund I
AIGGRE U.S. Real Estate	AIGGRE U.S. Real Estate	AIGGRE U.S. Real Estate	AIGGRE VISTA, LLC	AIGT Inc. Hong Kong
Fund II	Fund II	Fund III		Branch
AIU Insurance Company	Akita, Inc.	Alabaster Capital LLC	AlphaCat Capital Inc.	AM Holdings LLC
American Athletic Club,	American General Annuity	American General	American General	American General
Inc.	Service Corporation	Assignment	Assignment Corporation	Insurance Agency, Inc.
American General Life Ins.	American General Life	American General Life	American General Life	American General Realty
Co. Non-Insulated	Insurance Co. - Insulat	Insurance Company	Services Company, LLC
American Home Assurance	American International	American International	American International	American International
Company	Facilities Management	Group, Inc.	Realty Corporation	Reinsurance
Applewood Funding Corp.	Arthur J. Glatfelter	Barnegat Funding Corp.	Blackboard Customer Care	Blackboard Insurance
	Agency, Inc.		Insurance Services	Company
Blackboard Services, LLC	Blackboard Specialty	Blackboard U.S. Holdings,	CAP Investor 1, LLC	CAP Investor 10, LLC
	Insurance Company	Inc.
CAP Investor 2, LLC	CAP Investor 4, LLC	CAP Investor 5, LLC	CAP Investor 8, LLC	Charleston Bay SAHP
Corp.
Commerce and Industry	Connective Mortgage	Covenant Credit Partners,	Crop Risk Services, Inc.	Crossings SAHP Corp.
Insurance Company	Advisory Company	LLC
Curzon Funding Limited	Curzon Funding LLC	Curzon Street Funding	Design Professionals	DIL/SAHP Corp.
		Limited	Association
DSA P&C Solutions, Inc.	Eaglestone Reinsurance	EASTCHEAP	Eastgreen, Inc.	First Principles Capital
	Company	INVESTMENTS		Management, LLC
(CAYMAN) LIMITED
Flamebright Investment	Forest SAHP Corp.	Fortitude Group Holdings,	Fortitude Group Services,	Fortitude Life & Annuity
Limited		LLC	Inc.	Solutions, Inc.
Fortitude Reinsurance	Foundry Insurance	GIG of Missouri, Inc.	GIG Reinsurance	Glatfelter Claims
Company, Ltd.	Agency, Inc.		Company, Ltd.	Management, Inc.
Glatfelter Properties, LLC	Glatfelter Underwriting	Global Loss Prevention,	Global Loss Prevention,	Grand Savannah SAHP
	Services, Inc.	Inc.	Inc. [Canada]	Corp.
Granite State Insurance	Health Direct, Inc.	HOSPITAL PLAN	HPIS LIMITED	Illinois National Insurance
Company		INSURANCE SERVICES		Co.
Integrated Manufacturing	Knickerbocker Corporation	LBMA Equipment	Lexington Insurance	Livetravel, Inc.
Companies, Inc.		Services, Inc.	Company
LSTREET I, LLC	LSTREET II, LLC	MG Reinsurance Limited	MIP Mezzanine, LLC	MIP PE Holdings, LLC
Morefar Marketing, Inc.	Mt. Mansfield Company,	National Union Fire	National Union Fire	New Hampshire Insurance
	Inc.	Insurance	Insurance Company	Company
Pearce & Pearce, Inc.	Pine Street Real Estate	Prairie SAHP Corp.	Privilege Coventry	Privilege Coventry S.a r.l.
	Holdings Corp.		Holdings S.a r.l.
Raptor Funding Corp.	Rialto Melbourne Investor	Risk Specialists Companies	Rokland Limited	SA Affordable Housing,
	LLC			LLC
SA Investment Group, Inc.	SAAHP GP Corp.	SAFG Retirement	SAHP GA III - SC LLC	SAI Deferred
		Services, Inc.		Compensation Holdings,
Inc.
SCSP Corp.	Service Net Solutions of	Service Net Warranty, LLC	SLP Housing GPDNAC,	SNW Insurance Agency,
	Florida, LLC		LLC	LLC
Spruce Peak Realty, LLC	Stowe Mountain Holdings,	Stratford Insurance	SubGen NT, Inc.	SunAmerica Affordable
	Inc.	Company		Housing Partners, Inc.
SunAmerica Asset	SunAmerica Fund Assets	SunAmerica Fund Assets	SunAmerica Fund Assets	SunAmerica Fund Assets
Management, LLC	104, LLC	110, LLC	112, LLC	119, LLC

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47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Company	Company	Company	Company	Company
SunAmerica Fund Assets	SunAmerica Fund Assets	SunAmerica Fund Assets,	SunAmerica Life	SunAmerica Retirement
150, LLC	163, LLC	LLC	Reinsurance Company	Markets, Inc.
Susquehanna Agents	The Glatfelter Agency, Inc.	The Insurance Company of	The United States Life	The United States Life
Alliance, LLC		the	Insurance	Insurance Company
The Variable Annuity Life	The Variable Annuity Life	The Variable Annuity Life	Travel Guard Americas	Travel Guard Americas,
- Insulated	- Non-Insulated	Insurance Company	LLC Sucursal Mexico	LLC
Travel Guard Americas,	Travel Guard Group, Inc.	Tudor Insurance Company	U G Corporation	VALIC Financial
LLC [Argentina]				Advisors, Inc.
VALIC Retirement	Validus America, Inc.	Validus Re Americas (New	Validus Reaseguros, Inc.	Validus Services, Inc.
Services Company		Jersey), Inc.
Validus Specialty	Validus Specialty, LLC	Volunteer Firemen's	Webatuck Corp.	Westco Claims
Underwriting Services, Inc.		Insurance Services, Inc.		Management Services, Inc.
Westco Insurance	Western World Insurance	Western World Insurance	X2 & X20 Holdings S.a r.l.
Managers, Inc.	Company	Group, Inc.

9.Capital and Surplus and Dividend Restrictions

A.Dividend Restrictions

Under New York law, the Company may pay cash dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus as defined in NY Insurance Law section 4105, adjusted for special surplus items, as of the last statement on file with the Superintendent, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended as of the last statement on file with the Superintendent) as to the amount of ordinary dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2020, as of December 31, 2019 is $0.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

The Company did not pay any dividends in 2019 and 2018.

B.Capital & Surplus

Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2019 and 2018 represented or reduced by each item below is as follows:

		As Adjusted*
Years Ended December 31,	2019	2018	2018
Unrealized gains and losses (net of taxes)	$130	$109	$148
Nonadmitted asset values	(102)	(217)	(216)
Provision for reinsurance	(16)	(30)	(30)
* As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2019 and 2018.

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48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

10. Contingencies

A.Legal Proceedings

In the normal course of business, AIG and its subsidiaries are, like others in the insurance and financial services industries in general, subject to regulatory and government investigations and actions, and litigation and other forms of dispute resolution in a large number of proceedings pending in various domestic and foreign jurisdictions. Certain of these matters involve potentially significant risk of loss due to potential for significant jury awards and settlements, punitive damages or other penalties. Many of these matters are also highly complex and seek recovery on behalf of a class or similarly large number of plaintiffs. It is therefore inherently difficult to predict the size or scope of potential future losses arising from these matters. In AIG's insurance and reinsurance operations, litigation and arbitration concerning the scope of coverage under insurance and reinsurance contracts, and litigation and arbitration in which its subsidiaries defend or indemnify their insureds under insurance contracts, are generally considered in the establishment of loss reserves. Separate and apart from the foregoing matters involving insurance and reinsurance coverage, AIG, its subsidiaries and their respective officers and directors are subject to a variety of additional types of legal proceedings brought by holders of AIG securities, customers, employees and others, alleging, among other things, breach of contractual or fiduciary duties, bad faith and violations of federal and state statutes and regulations. With respect to these other categories of matters not arising out of claims for insurance or reinsurance coverage, the Company establishes reserves for loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In many instances, the Company is unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from legal proceedings may exceed the amount of liabilities that has been recorded in its financial statements covering these matters. While such potential future charges could be material, based on information currently known to management, management does not believe, other than may be discussed below, that any such charges are likely to have a material adverse effect on the Company's financial position or results of operation.

Additionally, from time to time, various regulatory and governmental agencies review the transactions and practices of AIG and its subsidiaries in connection with industry-wide and other inquiries into, among other matters, the business practices of current and former operating insurance subsidiaries. The Company has cooperated, and will continue to cooperate, in producing documents and other information in response to such requests.

B.Leases

Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C.Other Commitments

As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2019, the Company may be called upon for additional capital investments of up to $894.

At December 31, 2019 the Company had $247 of outstanding commitments related to various funding obligations associated with investments in commercial and residential mortgage loans.

D.Guarantees

The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

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49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2019:

		Date Issued	Date	Policyholder	Invested	Estimated	Policyholders'
			Terminated	Obligations @	Assets @	Loss @	Surplus
Guaranteed Company				12/31/2019	12/31/2019	12/31/2019	12/31/2019
21st Century Advantage Insurance
Company (f/k/a AIG Advantage Insurance
Company )		12/15/1997	8/31/2009	$-	$21	$-	$22
21st Century North America Insurance
Company (f/k/a American International
Insurance Company )		11/5/1997	8/31/2009	10	600	-	599
21st Century Pinnacle Insurance Company

(f/k/a American International Insurance
Company of New Jersey)		12/15/1997	8/31/2009	1	19	-	20
AIG Edison Life Insurance Company (f/k/a

GE Edison Life Insurance Company)		8/29/2003	3/31/2011	7,073	92,212	-	2,045
American General Life and Accident	*

Insurance Company		3/3/2003	9/30/2010	1,464	187,639	-	6,289

American General Life Insurance Company	*
		3/3/2003	12/29/2006	7,723	187,639	-	6,289
American International Assurance	**

Company (Australia) Limited		11/1/2002	10/31/2010	443	1,799	-	574

Chartis Europe, S.A. (f/k/a AIG Europe,	*

S.A.)		9/15/1998	12/31/2012	4,143	6,947	-	1,849

AIG Seguros Mexico, S.A. de C.V. (f/k/a
AIG Mexico Seguros Interamericana, S.A.	*
de C.V.)		12/15/1997	3/31/2015	94	108	-	115
Chartis UK (f/k/a Landmark Insurance	*
Company, Limited (UK))		3/2/1998	11/30/2007	192	5,977	-	2,400

Farmers Insurance Hawaii (f/k/a AIG

Hawaii Insurance Company, Inc.)		11/5/1997	8/31/2009	-	26	-	25
Lloyd's Syndicate (1414) Ascot (Ascot
Underwriting Holdings Ltd.)		1/20/2005	10/31/2007	7	719	-	61
SunAmerica Annuity and Life Assurance

Company (Anchor National Life Insurance
Company)		1/4/1999	12/29/2006	729	187,639	-	6,289
SunAmerica Life Insurance Company
		1/4/1999	12/29/2006	2,102	187,639	-	6,289
The United States Life Insurance Company

in the City of New York		3/3/2003	4/30/2010	3,298	28,885	-	1,571
The Variable Annuity Life Insurance
Company		3/3/2003	12/29/2006	4,268	84,752	-	2,600
Total				$31,547	$972,621	$-	$37,037

* Current affiliates

**AIA was formerly as subsidiary of AIG, Inc. In previous years AIA provided the direct policyholder obligations as of each year end. However, starting in 2014 AIA declined to provide financial information related to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholder obligations and were in a positive surplus position. Such amounts continue to remain the Company's best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire.

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50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

E.Joint and Several Liabilities

AIUI and the Company are jointly and severally obligated to the policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $13 and $20 of loss reserves in respect of such policies as of December 31, 2019 and 2018, respectively. As of December 31, 2019, if the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $8.

Each Pool member is also jointly and severally obligated to the other Pool members, in proportion to their pool share, in the event any other Pool member fails.

11. Other Significant Matters

A.Other Assets

As of December 31, 2019 and 2018, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

Other admitted assets	2019	2018
Deposit accounting assets	10	11
Equities in underwriting pools and associations	43	(11)
Guaranty funds receivable on deposit	9	9
Loss funds on deposit	74	72
Other assets	87	78
Total other admitted assets	$223	$159

B.Other Liabilities

As of December 31, 2019 and 2018, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

Other liabilities	2019	2018
Accrued retrospective premiums	$15	$24
Deferred commission earnings	36	44
Paid loss clearing contra liability (loss reserve offset for paid claims)	(25)	(36)
Other accrued liabilities	152	221
Escrow Deposit Liability	132	83
Retroactive reinsurance reserves - ceded	(27)	(29)
Statutory contingency reserve	162	137
Escrow funds (NICO)	29	32
Total other liabilities	$474	$476

C.Other (Expense) Income

For the years ended December 31, 2019, 2018 and 2017, other (expense) income as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

Other (expense)income	2019	2018	2017
Fee income on deposit programs	$2	$1	$4
Gain on sale of medical stop-loss business	-	-	91
Interest expense on reinsurance program	(111)	(148)	(54)
Other income(expense)	13	11	(2)
Total other(expense) income	$(96)	$(136)	$39

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51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

D.Non- Cash items

For the years ended December 31, 2019, 2018 and 2017, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

Non-cash transactions	2019	2018	2017
Capital contribution from parent:
Return of Capital	(486)	-	-
Receivable	-	150	-
Funds Held:
Premiums collected	(36)	(62)	(313)
Benefit and loss related payments	195	(15)	229
Interest	(107)	(146)	(60)
Commissions	52	23	114
Funds Held	104	200	30
Intercompany Pooling Settlement:
Securities received	875	1,244	972
Securities transferred	(1,267)	(1,662)	(1,337)
Benefit and loss related payments	$(670)	$(268)	$(365)

E.Federal Home Loan Bank ("FHLB") Agreements

The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $9 and $9 of stock in the FHLB at December 31, 2019 and 2018, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company utilizes the FHLB facility to supplement liquidity or for other uses deemed appropriate by management. The outstanding borrowings are being used primarily for interest rate risk management purposes in connection with certain reinsurance arrangements, and the balances are expected to decline as underlying premiums are collected. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. The FHLB applies a haircut to collateral pledged to determine the amount of borrowing capacity it will provide to its member. As of December 31, 2019, the Company had an actual borrowing capacity of $1,167 based on qualified pledged collateral. At December 31, 2019, the Company had borrowings of $0 from the FHLB.

F.Insurance-Linked Securities

As of December 31, 2019 and 2018, the Company was not a ceding insurer in catastrophe bond reinsurance transactions in force.

G.Sale of Medical Stop-loss and Organ Transplant Business

On October 15, 2017, the Pool sold its medical stop-loss and organ transplant business and renewal rights to Tokio Marine HCC Life Insurance Company. The sale of the renewal rights resulted in a gain of $91 for the Company. In addition to the sale of the renewal rights, the Pool entered into a 100 percent quota share reinsurance agreement to cede the in-force liabilities of these businesses as of the transaction date, which resulted in a gain of $6.5 for the Company.

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52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

12. Subsequent Events

Subsequent events have been considered through April 17, 2020 for these Financial Statements issued on April 17, 2020.

Type I – Recognized Subsequent Events:

None.

Type II – Nonrecognized Subsequent Events:

In March 2020, the outbreak of COVID-19 caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization. The Coronavirus outbreak has resulted in increased economic uncertainty and volatility in both the debt and equity markets. Sufficient information is not available to adequately evaluate the short-term or long-term financial impact to the Company, however these economic conditions may adversely impact the Company's business operations and future financial condition.

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53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

Part C — Other Information
Item 24.     Financial Statements and Exhibits
(a)   Financial Statements
The following financial statements are included in Part B of this Registration Statement:
•	The Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
•	The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.
(b)   Exhibits
Exhibit Number	Description	Location
(1)	Resolutions Establishing Separate Account	Incorporated by reference to Initial Registration Statement, File Nos. 333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.
(2)	Custody Agreements	Not Applicable
(3)(a)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(3)(b)	Selling Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)(a)	Polaris II A-Class
(4)(a)(1)	Group Annuity Certificate	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 2, File Nos. 333-65965 and 811-09003, filed on August 27, 1999, Accession No. 0000950148-99-001968.
(4)(a)(2)	Individual Annuity Contract	Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 2, File Nos. 333-65965 and 811-09003, filed on August 27, 1999, Accession No. 0000950148-99-001968.
(4)(a)(3)	Group Annuity Certificate Endorsement	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession No. 0000950148-99-002190.
(4)(a)(4)	Individual Annuity Contract Endorsement	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession No. 0000950148-99-002190.
(4)(a)(5)	Death Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 19, File Nos. 333-65965 and 811-09003, filed on April 16, 2004, Accession No. 0000950148-04-000753.
(4)(a)(6)	AGL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15)	Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 8, File Nos. 333-185790 and 811-09003, filed on April 29, 2016, Accession No. 0001193125-16-568551.
(4)(b)	Polaris II A-Class Platinum Series
(4)(b)(1)	Annuity Contract	Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.

Exhibit Number	Description	Location
(4)(b)(2)	Return of Purchase Payment Death Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.
(4)(b)(3)	Purchase Payment Accumulation Death Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.
(4)(b)(4)	Maximum Anniversary Value Death Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.
(4)(b)(5)	Rights of Accumulation Endorsement	Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.
(4)(b)(6)	Letter of Intent Endorsement	Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.
(4)(b)(7)	Guaranteed Minimum Withdrawal Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.
(4)(b)(8)	AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Extension Endorsement (ASE-6215E (10/10))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185791 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002967.
(4)(b)(9)	AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Extension Endorsement (Life) (ASE-6217E (10/10))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185791 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002967.
(4)(b)(10)	AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement (ASE-6231E (10/10))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002940.
(4)(b)(11)	Merger Endorsement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(4)(b)(12)	AGL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15)	Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 8, File Nos. 333-185790 and 811-09003, filed on April 29, 2016, Accession No. 0001193125-16-568551.
(5)	Application for Contract
(5)(a)	Participant Enrollment Form	Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03589, filed on April 18, 1997, Accession No. 0000950148-97-000989.
(5)(b)	Deferred Annuity Application	Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03589, filed on April 18, 1997, Accession No. 0000950148-97-000989.
(6)	Corporate Documents of Depositor
(6)(a)	Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991 (P)	Incorporated by reference to Initial Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

Exhibit Number	Description	Location
(6)(b)	Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995	Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.
(6)(c)	By-Laws of American General Life Insurance Company, restated as of June 8, 2005	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.
(7)	Reinsurance Contract	Not Applicable
(8)	Material Contracts
(8)(a)	Anchor Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(b)	SunAmerica Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(c)	Seasons Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(8)(d)	American Funds Insurance Series Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.
(8)(e)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008, Accession No. 0000950134-08-007757.
(8)(f)	Lord Abbett Life Investment Trust Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.
(8)(g)	Van Kampen Life Investment Trust Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03589, filed on October 25, 2001, Accession No. 0000950148-01-502065.
(8)(h)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.
(8)(i)	Letters of Consent to the Assignment of the Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(9)(a)	Opinion of Counsel and Consent of Depositor	Incorporated by reference to Initial Registration Statement, File Nos. 333-185807 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014475.
(9)(b)	Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company	Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 0000950134-05-019473.
(10)	Consent	Filed Herewith
(11)	Financial Statements Omitted from Item 23	Not Applicable
(12)	Initial Capitalization Agreement	Not Applicable
(13)	Other

Exhibit Number	Description	Location
(13)(a)	Power of Attorney
(13)(a)(1)	American General Life Insurance Company Directors	Filed Herewith
(13)(a)(2)	American Home Assurance Company Directors	Filed Herewith
(13)(b)	General Guarantee Agreement by American Home Assurance Company	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22, File Nos. 333-65965 and 811-09003, filed on August 29, 2005, Accession No. 0000950129-05-008801.
(13)(c)	Notice of Termination of Guarantee as Published in the Wall Street Journal on November 24, 2006	Incorporated by reference to Post-Effective Amendment No. 29 and Amendment No. 31, File Nos. 333-65965 and 811-09003, filed on December 12, 2006, Accession No. 0000950124-06-007495.
(13)(d)	Notice of Termination of Support Agreement	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040070.
(13)(e)	Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company	Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 2, File Nos. 333-185778 and 811-03859, filed on April 30, 2014, Accession No. 0000950123-14-004617.
(13)(f)	Agreement and Plan of Merger	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(13)(g)	CMA Termination Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185807 and 811-09003, filed on April 30, 2015, Accession No. 0001193125-15-161319.

Item 25.     Directors and Officers of the Depositor
The directors and principal officers of the American General Life Insurance Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
KEVIN T. HOGAN (1)	Director, Chairman, Chief Executive Officer, and President
KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer
THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer
TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer
MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
JONATHAN J. NOVAK (2)	Director and Chief Executive Officer, Institutional Markets
TODD P. SOLASH (3)	Director and Chief Executive Officer, Individual Retirement
ADAM C. WINSLOW (4)	Director and Chief Executive Officer, Life Insurance
James Bracken (1)	Executive Vice President, Head of Legacy Portfolio
Evelyn Curran	Executive Vice President
Gabriel A. Lopez (3)	Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky (3)	Senior Vice President, Individual Retirement Products
Sabyasachi Ray (1)	Senior Vice President and Chief Operating Officer
Christine A. Nixon (3)	Senior Vice President
Christopher V. Muchmore (3)	Senior Vice President, Market Risk Management
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
William C. Kolbert (5)	Senior Vice President and Business Information Officer
Sai P. Raman (5)	Senior Vice President, Institutional Markets
Timothy M. Heslin (6)	Senior Vice President and Chief Life Product and Underwriting Officer
CRAIG A. ANDERSON	Senior Vice President and Life Controller
Justin J.W. Caulfield (1)	Vice President and Treasurer
Mallary L. Reznik (3)	Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne	Vice President and Secretary
Mark A. Peterson (6)	Vice President, Distribution
Leo W. Grace	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Christina M. Haley (3)	Vice President, Product Filing
Mary M. Newitt (3)	Vice President, Product Filing
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (7)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
T. Clay Spires	Vice President and Tax Officer
Michael E. Treske (3)	Vice President, Distribution
Frank Kophamel	Vice President and Appointed Actuary
Michelle D. Campion (8)	Vice President
Jeffrey S. Flinn	Vice President
Jennifer N. Miller (8)	Vice President
Manda Ghaferi (3)	Vice President
Stewart R. Polakov (3)	Vice President
Thomas A. Musante (8)	Vice President
William L. Mask	Vice President
Edward P. Voit (9)	Vice President
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart	Vice President and Assistant Life Controller
Jennifer A. Roth (3)	Vice President, 38a-1 Compliance Officer
David J. Kumatz (6)	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Rosemary Foster	Assistant Secretary

Names, Positions and Offices Held with Depositor
Marjorie D. Washington	Assistant Secretary
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (7)	Investment Tax Officer
Alireza Vaseghi (1)	Managing Director and Chief Operating Officer, Institutional Markets
Melissa H. Cozart	Privacy Officer

(1)	175 Water Street, New York, NY 10038
(2)	10880 Wilshire Blvd. Suite 1101, Los Angeles, CA 90024
(3)	21650 Oxnard Street, Woodland Hills, CA 91367
(4)	58 Fenchurch Street, London, United Kingdom, EC3M 4AB
(5)	50 Danbury Road, Wilton, CT 06897
(6)	340 Seven Springs Way, Brentwood, TN, 32027
(7)	80 Pine Street, New York, NY 10005
(8)	777 S. Figueroa Street, Los Angeles, CA 90017
(9)	301 Grant Street, Pittsburgh, PA, 15219
Item 26.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of American General Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-20-023889, filed on February 21, 2020. Exhibit 21 is incorporated herein by reference.
Item 27.     Number of Contract Owners
As of March 30, 2020, the number of Polaris II A-Class and Polaris II A-Class Platinum Series contracts funded by Variable Annuity Account Seven was 8,466 of which 1,977 were qualified contracts and 6,489 were non-qualified contracts.
Item 28.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
American General Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 29.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VL-R
Separate Account VUL
Separate Account VUL-2
AG Separate Account A
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B
The Variable Annuity Life Insurance Company
Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
Terri N. Fiedler(1)	Director, Senior Vice President and Chief Distribution Officer
James T. Nichols(2)	Director, President and Chief Executive Officer
Todd P. Solash	Director
Frank Curran(2)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael Fortey(1)	Chief Compliance Officer
John Thomas Genoy(2)	Vice President
Mallary Loren Reznik	Vice President
Daniel R. Cricks(1)	Vice President, Tax Officer
Thomas Clayton Spires(1)	Vice President, Tax Officer
Julie A. Cotton Hearne(1)	Vice President and Secretary
Rosemary Foster(1)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address 2919 Allen Parkway, Houston, TX 77019
(2) Principal business address 160 Greene Street, Jersey City, NJ 07311
(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30.     Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.
Item 31.     Management Services
Not Applicable.
Item 32.     Undertakings
General Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Undertakings of the Registrant
Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
Undertakings of the Depositor Regarding Guarantor
During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company (“American Home Guarantee Period”), filed as an exhibit to this Registration Statement (the “American Home Guarantee”), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.
These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner’s rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner’s rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company (“American Home”).
Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.
During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner’s request.
As of December 29, 2006 at 4:00 p.m. Eastern Time (the “Point of Termination”), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.
Effective as of 11:59 p.m. Eastern time, on December 31, 2012, SunAmerica Annuity and Life Assurance Company, an affiliate of American General Life Insurance Company, merged with and into American General Life Insurance Company.

Texas law provides for the continuation of guarantees for contracts and certificates issued prior to a merger. Therefore, the American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of April, 2020.
Variable Annuity Account Seven
(Registrant)
BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
        (On behalf of the Registrant and itself)
BY:  /s/  CRAIG A. ANDERSON

        CRAIG A. ANDERSON
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.
Signature	Title	Date
*KEVIN T. HOGAN KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer, and President	April 24, 2020

*KATHERINE A. ANDERSON KATHERINE A. ANDERSON	Director, Senior Vice President and Chief Risk Officer	April 24, 2020

*THOMAS J. DIEMER THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer	April 24, 2020

*TERRI N. FIEDLER TERRI N. FIEDLER	Director, Senior Vice President and Chief Distribution Officer	April 24, 2020

*MICHAEL P. HARWOOD MICHAEL P. HARWOOD	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary	April 24, 2020

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director and Chief Executive Officer, Institutional Markets	April 24, 2020

*TODD P. SOLASH TODD P. SOLASH	Director and Chief Executive Officer, Individual Retirement	April 24, 2020

*ADAM C. WINSLOW ADAM C. WINSLOW	Director and Chief Executive Officer, Life Insurance	April 24, 2020

/s/ CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller	April 24, 2020

/s/ MANDA GHAFERI *MANDA GHAFERI	Attorney-in-Fact	April 24, 2020

SIGNATURES
American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the April 24, 2020.
AMERICAN HOME ASSURANCE COMPANY
BY:  /s/   BRIAN GREENSPAN

        BRIAN GREENSPAN
        SENIOR VICE PRESIDENT AND STATUTORY CONTROLLER
This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*DAVID H. MCELROY DAVID H. MCELROY	Director, President, Chief Executive Officer, and Chairman of the Board of Directors	April 24, 2020

*ALEXANDER R. BAUGH ALEXANDER R. BAUGH	Director and Executive Vice President	April 24, 2020

*THOMAS A. BOLT THOMAS A. BOLT	Director and Executive Vice President	April 24, 2020

*ELIAS F. HABAYEB ELIAS F. HABAYEB	Director, Chief Financial Officer and Executive Vice President	April 24, 2020

*BARBARA LUCK BARBARA LUCK	Director	April 24, 2020

*KENNETH RIEGLER KENNETH RIEGLER	Director and Senior Vice President	April 24, 2020

*ANTHONY VIDOVICH ANTHONY VIDOVICH	Director and Executive Vice President	April 24, 2020

*BY: /s/ BRIAN GREENSPAN BRIAN GREENSPAN ATTORNEY-IN-FACT (Exhibit to the Registration Statement)		April 24, 2020